UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (60.2%)1
Basic Materials (1.6%)
* DowDuPont Inc.	1,911,358	132,323
Praxair Inc.	230,306	32,183
Ecolab Inc.	214,280	27,559
Air Products & Chemicals Inc.	176,418	26,678
LyondellBasell Industries NV Class A	261,321	25,884
PPG Industries Inc.	208,175	22,620
International Paper Co.	335,138	19,043
Newmont Mining Corp.	435,397	16,332
* Freeport-McMoRan Inc.	1,062,973	14,924
Nucor Corp.	258,973	14,513
Albemarle Corp.	89,490	12,198
Celanese Corp. Class A	115,811	12,076
Eastman Chemical Co.	109,749	9,931
FMC Corp.	109,039	9,738
International Flavors & Fragrances Inc.	63,753	9,111
Arconic Inc.	359,195	8,937
Chemours Co.	148,001	7,490
Avery Dennison Corp.	71,264	7,008
* Alcoa Corp.	147,164	6,861
CF Industries Holdings Inc.	192,665	6,774
Steel Dynamics Inc.	183,572	6,328
Mosaic Co.	285,167	6,157
RPM International Inc.	106,324	5,459
* Axalta Coating Systems Ltd.	173,280	5,011
Olin Corp.	133,764	4,581
Royal Gold Inc.	53,169	4,575
Huntsman Corp.	162,785	4,464
Reliance Steel & Aluminum Co.	57,961	4,415
WR Grace & Co.	54,463	3,929
United States Steel Corp.	148,520	3,811
Scotts Miracle-Gro Co.	36,525	3,555
NewMarket Corp.	7,924	3,374
Versum Materials Inc.	85,814	3,331
Ashland Global Holdings Inc.	49,715	3,251
PolyOne Corp.	73,564	2,945
Westlake Chemical Corp.	35,026	2,910
Sensient Technologies Corp.	37,548	2,888
Cabot Corp.	47,248	2,636
HB Fuller Co.	43,039	2,499
* Peabody Energy Corp.	81,138	2,354
Domtar Corp.	52,574	2,281
US Silica Holdings Inc.	71,149	2,211
* Univar Inc.	76,090	2,201
* CONSOL Energy Inc.	126,221	2,138
Balchem Corp.	25,971	2,111
* Ingevity Corp.	33,227	2,076
Minerals Technologies Inc.	29,192	2,062
* Allegheny Technologies Inc.	86,200	2,060
Commercial Metals Co.	106,581	2,028

Carpenter Technology Corp.	40,680	1,954
* Platform Specialty Products Corp.	164,268	1,832
* Cleveland-Cliffs Inc.	242,922	1,737
^ Compass Minerals International Inc.	26,745	1,736
* GCP Applied Technologies Inc.	55,723	1,711
Quaker Chemical Corp.	10,739	1,589
Worthington Industries Inc.	34,333	1,579
Hecla Mining Co.	311,927	1,566
KapStone Paper and Packaging Corp.	72,516	1,558
* Ferro Corp.	66,664	1,487
* Coeur Mining Inc.	159,200	1,463
* Cambrex Corp.	26,265	1,445
* AK Steel Holding Corp.	258,200	1,443
Kaiser Aluminum Corp.	13,838	1,427
Stepan Co.	16,616	1,390
Innospec Inc.	19,307	1,190
Tronox Ltd. Class A	55,079	1,162
* AdvanSix Inc.	28,851	1,147
Arch Coal Inc. Class A	15,899	1,141
* Kraton Corp.	26,421	1,068
Neenah Paper Inc.	11,398	975
Calgon Carbon Corp.	45,480	973
* Koppers Holdings Inc.	16,605	766
Innophos Holdings Inc.	15,510	763
Deltic Timber Corp.	8,477	750
A Schulman Inc.	21,712	741
* Century Aluminum Co.	41,600	690
* CSW Industrials Inc.	15,318	679
Chase Corp.	6,079	677
* Clearwater Paper Corp.	13,682	674
PH Glatfelter Co.	34,514	671
American Vanguard Corp.	24,911	570
* Fairmount Santrol Holdings Inc.	119,125	569
Rayonier Advanced Materials Inc.	40,771	559
KMG Chemicals Inc.	8,999	494
* SunCoke Energy Inc.	52,479	480
Tredegar Corp.	26,465	476
Haynes International Inc.	11,934	429
Kronos Worldwide Inc.	17,870	408
Warrior Met Coal Inc.	17,106	403
FutureFuel Corp.	25,100	395
Hawkins Inc.	9,372	382
* OMNOVA Solutions Inc.	34,053	373
* Intrepid Potash Inc.	68,500	299
* Nexeo Solutions Inc.	34,503	252
* Codexis Inc.	33,679	224
* Cloud Peak Energy Inc.	60,241	220
* Veritiv Corp.	6,762	220
Olympic Steel Inc.	9,300	205
* Resolute Forest Products Inc.	38,881	196
* LSB Industries Inc.	20,920	166
Aceto Corp.	14,366	161
* PQ Group Holdings Inc.	9,131	158
Ampco-Pittsburgh Corp.	8,432	147
Gold Resource Corp.	37,790	142
* Northern Technologies International Corp.	7,900	130
* Ryerson Holding Corp.	11,350	123

*,^	ChromaDex Corp.	28,600	123
*	Uranium Energy Corp.	84,185	116
	Hallador Energy Co.	19,198	110
*	NL Industries Inc.	11,473	105
*	Synalloy Corp.	7,724	97
*	Verso Corp.	18,738	95
*	AgroFresh Solutions Inc.	12,664	89
*	Handy & Harman Ltd.	2,000	65
*	Pershing Gold Corp.	15,859	47
*	Ur-Energy Inc.	79,380	46
	United-Guardian Inc.	2,196	41
*,^	Ramaco Resources Inc.	5,327	35
*	Universal Stainless & Alloy Products Inc.	1,400	29
*	General Moly Inc.	69,405	26
*	Real Industry Inc.	12,514	23
*	Solitario Exploration & Royalty Corp.	21,996	15
*,^	Golden Minerals Co.	21,900	11
*,^	Comstock Mining Inc.	63,261	10
*	Centrus Energy Corp. Class A	1,000	4
*	Marrone Bio Innovations Inc.	1,700	2
*	US Antimony Corp.	3,395	1
			567,079
Consumer Goods (5.5%)
	Procter & Gamble Co.	2,102,485	191,284
	Coca-Cola Co.	3,142,457	141,442
	Philip Morris International Inc.	1,267,389	140,693
	PepsiCo Inc.	1,162,616	129,550
	Altria Group Inc.	1,569,259	99,522
	NIKE Inc. Class B	1,075,585	55,769
	Colgate-Palmolive Co.	720,414	52,482
	Mondelez International Inc. Class A	1,186,000	48,223
	Monsanto Co.	354,872	42,521
	General Motors Co.	1,013,059	40,907
	Kraft Heinz Co.	493,271	38,253
	Activision Blizzard Inc.	586,871	37,859
*	Tesla Inc.	108,951	37,163
	Ford Motor Co.	3,097,561	37,078
	Kimberly-Clark Corp.	288,272	33,924
*	Electronic Arts Inc.	251,024	29,636
	Constellation Brands Inc. Class A	133,895	26,705
	General Mills Inc.	470,047	24,330
	Delphi Automotive plc	216,282	21,282
	Estee Lauder Cos. Inc. Class A	182,575	19,689
	Archer-Daniels-Midland Co.	463,055	19,684
*	Monster Beverage Corp.	350,440	19,362
	Stanley Black & Decker Inc.	123,455	18,638
	Newell Brands Inc.	399,116	17,030
	Tyson Foods Inc. Class A	235,267	16,575
	VF Corp.	252,940	16,079
	Clorox Co.	103,397	13,639
	Kellogg Co.	213,850	13,338
	Dr Pepper Snapple Group Inc.	149,523	13,228
*	Mohawk Industries Inc.	50,244	12,436
	Hershey Co.	110,263	12,037
	Conagra Brands Inc.	351,758	11,868
	Molson Coors Brewing Co. Class B	144,567	11,802
	DR Horton Inc.	285,417	11,397

	Genuine Parts Co.	116,477	11,141
	Whirlpool Corp.	59,072	10,895
	Lear Corp.	58,546	10,133
	Church & Dwight Co. Inc.	204,672	9,916
	McCormick & Co. Inc.	94,893	9,740
	JM Smucker Co.	89,496	9,391
	Coach Inc.	229,309	9,237
	Hasbro Inc.	90,525	8,842
*	Take-Two Interactive Software Inc.	86,082	8,800
	BorgWarner Inc.	169,912	8,705
*	LKQ Corp.	238,270	8,575
	Lennar Corp. Class A	160,785	8,489
	Brown-Forman Corp. Class B	151,007	8,200
*	NVR Inc.	2,857	8,157
	PVH Corp.	63,452	7,999
	Bunge Ltd.	113,206	7,863
	Campbell Soup Co.	163,090	7,636
^	Hanesbrands Inc.	297,213	7,323
	Ingredion Inc.	58,285	7,032
	Snap-on Inc.	46,934	6,994
	Hormel Foods Corp.	216,892	6,971
	Harley-Davidson Inc.	143,868	6,936
	Goodyear Tire & Rubber Co.	206,865	6,878
	Leucadia National Corp.	267,633	6,758
	PulteGroup Inc.	246,212	6,729
*	WABCO Holdings Inc.	42,806	6,335
	Coty Inc. Class A	368,619	6,093
*	Middleby Corp.	47,091	6,036
*	Michael Kors Holdings Ltd.	125,251	5,993
	Lamb Weston Holdings Inc.	115,675	5,424
	Pinnacle Foods Inc.	94,745	5,417
	Thor Industries Inc.	42,954	5,408
	Polaris Industries Inc.	49,558	5,185
	Gentex Corp.	248,483	4,920
	Toll Brothers Inc.	118,548	4,916
	Leggett & Platt Inc.	102,756	4,905
*	Lululemon Athletica Inc.	77,757	4,840
	Mattel Inc.	284,300	4,401
*	Post Holdings Inc.	49,857	4,401
*	US Foods Holding Corp.	150,655	4,023
	Brunswick Corp.	71,434	3,998
*,^	Herbalife Ltd.	58,334	3,957
	Ralph Lauren Corp. Class A	44,523	3,931
	Valvoline Inc.	164,622	3,860
	Carter's Inc.	38,761	3,828
*	Visteon Corp.	28,632	3,544
	Dana Inc.	126,616	3,540
*	Hain Celestial Group Inc.	85,307	3,510
*	Edgewell Personal Care Co.	47,989	3,492
	Pool Corp.	32,224	3,486
*	TreeHouse Foods Inc.	46,345	3,139
*,^	Under Armour Inc. Class A	180,205	2,970
	Tenneco Inc.	48,456	2,940
	Flowers Foods Inc.	150,760	2,836
*	Wayfair Inc.	40,115	2,704
	Nu Skin Enterprises Inc. Class A	43,821	2,694
*	Skechers U.S.A. Inc. Class A	106,378	2,669

* Tempur Sealy International Inc.	39,294	2,535
* Zynga Inc. Class A	668,251	2,526
* Welbilt Inc.	107,652	2,481
Sanderson Farms Inc.	15,063	2,433
Snyder's-Lance Inc.	62,927	2,400
LCI Industries	20,222	2,343
Energizer Holdings Inc.	50,629	2,331
CalAtlantic Group Inc.	62,549	2,291
* Darling Ingredients Inc.	127,868	2,240
* Blue Buffalo Pet Products Inc.	76,293	2,163
* Helen of Troy Ltd.	22,288	2,160
Wolverine World Wide Inc.	74,416	2,147
* Dorman Products Inc.	29,162	2,089
Tupperware Brands Corp.	33,525	2,073
Spectrum Brands Holdings Inc.	18,899	2,002
Vector Group Ltd.	91,460	1,872
Cooper Tire & Rubber Co.	49,650	1,857
* Steven Madden Ltd.	42,837	1,855
Lancaster Colony Corp.	15,329	1,841
* Cooper-Standard Holdings Inc.	15,658	1,816
* Under Armour Inc.	119,683	1,798
Herman Miller Inc.	48,485	1,741
* iRobot Corp.	22,316	1,720
* Deckers Outdoor Corp.	25,089	1,716
* TRI Pointe Group Inc.	123,573	1,707
^ B&G Foods Inc.	53,577	1,706
KB Home	68,195	1,645
* Pilgrim's Pride Corp.	55,198	1,568
J&J Snack Foods Corp.	11,583	1,521
HNI Corp.	35,188	1,459
* Meritage Homes Corp.	32,645	1,449
Winnebago Industries Inc.	30,860	1,381
Interface Inc. Class A	62,314	1,365
* American Axle & Manufacturing Holdings Inc.	75,304	1,324
* Gentherm Inc.	35,382	1,314
WD-40 Co.	11,617	1,300
Nutrisystem Inc.	23,176	1,296
MDC Holdings Inc.	38,647	1,283
Columbia Sportswear Co.	20,452	1,259
* Central Garden & Pet Co. Class A	33,733	1,255
* Boston Beer Co. Inc. Class A	7,938	1,240
* Vista Outdoor Inc.	53,163	1,220
Fresh Del Monte Produce Inc.	26,156	1,189
National Beverage Corp.	9,474	1,175
* Fox Factory Holding Corp.	27,200	1,172
* Cavco Industries Inc.	7,896	1,165
Universal Corp.	20,325	1,165
Callaway Golf Co.	76,870	1,109
* Select Comfort Corp.	34,864	1,083
Steelcase Inc. Class A	70,228	1,082
Schweitzer-Mauduit International Inc.	25,842	1,071
La-Z-Boy Inc.	38,861	1,045
* Taylor Morrison Home Corp. Class A	47,400	1,045
Standard Motor Products Inc.	20,747	1,001
* ACCO Brands Corp.	84,063	1,000
* Hostess Brands Inc. Class A	70,339	961
* Cal-Maine Foods Inc.	23,244	955

*	Fitbit Inc. Class A	136,971	953
	Seaboard Corp.	205	924
*	G-III Apparel Group Ltd.	30,366	881
	Calavo Growers Inc.	11,612	850
	Oxford Industries Inc.	13,325	847
*	Modine Manufacturing Co.	42,756	823
	Camping World Holdings Inc. Class A	19,852	809
	Coca-Cola Bottling Co. Consolidated	3,739	807
	Dean Foods Co.	72,347	787
	Andersons Inc.	22,283	763
	Knoll Inc.	37,546	751
*	GoPro Inc. Class A	67,567	744
*	LGI Homes Inc.	15,044	731
	Briggs & Stratton Corp.	30,814	724
	Phibro Animal Health Corp. Class A	19,103	708
*	Universal Electronics Inc.	10,955	695
	Inter Parfums Inc.	16,744	691
	Tower International Inc.	24,507	667
	MGP Ingredients Inc.	10,673	647
	Kimball International Inc. Class B	32,350	640
	Ethan Allen Interiors Inc.	19,682	638
*	Crocs Inc.	63,284	614
*	Motorcar Parts of America Inc.	20,366	600
*	USANA Health Sciences Inc.	10,228	590
*	M/I Homes Inc.	21,070	563
*	Beazer Homes USA Inc.	29,534	553
*,^	William Lyon Homes Class A	22,426	516
	Medifast Inc.	8,607	511
^	Tootsie Roll Industries Inc.	13,048	496
*	Stoneridge Inc.	24,664	489
	John B Sanfilippo & Son Inc.	7,257	488
*	Malibu Boats Inc. Class A	14,763	467
*	Nautilus Inc.	26,236	443
	Hooker Furniture Corp.	9,219	440
	Movado Group Inc.	15,079	422
*	Unifi Inc.	11,745	418
	National Presto Industries Inc.	3,662	390
*	Glu Mobile Inc.	99,428	374
*	ZAGG Inc.	23,585	371
	Acushnet Holdings Corp.	20,501	364
	Titan International Inc.	34,500	350
*	Farmer Brothers Co.	10,257	337
	Bassett Furniture Industries Inc.	8,483	320
*	Century Communities Inc.	12,688	313
	Limoneira Co.	13,501	313
	Libbey Inc.	31,467	291
*,^	elf Beauty Inc.	12,390	279
*	Fossil Group Inc.	29,932	279
*	Vera Bradley Inc.	31,161	275
*	Iconix Brand Group Inc.	47,916	273
	Flexsteel Industries Inc.	5,296	269
*	Freshpet Inc.	16,875	264
	Omega Protein Corp.	15,830	264
	Kewaunee Scientific Corp.	8,270	244
*	Seneca Foods Corp. Class A	6,951	240
*	Perry Ellis International Inc.	10,120	239
*	Primo Water Corp.	19,520	231

	Johnson Outdoors Inc. Class A	3,125	229
*	Clarus Corp.	28,195	211
	Culp Inc.	6,119	200
	Superior Uniform Group Inc.	8,600	197
	Superior Industries International Inc.	11,347	189
*,^	Revlon Inc. Class A	7,465	183
*	MCBC Holdings Inc.	8,934	182
*	Roku Inc.	6,710	178
	Oil-Dri Corp. of America	3,637	178
*,^	Amplify Snack Brands Inc.	23,697	168
	Lennar Corp. Class B	3,432	155
*	Castle Brands Inc.	111,100	149
*,^	22nd Century Group Inc.	49,904	138
*	Hovnanian Enterprises Inc. Class A	70,309	136
*	Eastman Kodak Co.	17,836	131
	A-Mark Precious Metals Inc.	7,825	129
*	Craft Brew Alliance Inc.	7,254	127
	Alico Inc.	3,661	125
*	Delta Apparel Inc.	5,200	112
*,^	Jamba Inc.	12,822	111
	Lifetime Brands Inc.	6,025	110
*	Central Garden & Pet Co.	2,800	109
	Weyco Group Inc.	3,470	99
*	Celsius Holdings Inc.	15,566	92
*	Turning Point Brands Inc.	5,180	88
*	New Home Co. Inc.	7,785	87
	Core Molding Technologies Inc.	3,900	86
*	Inventure Foods Inc.	16,558	78
*	Alliance One International Inc.	6,819	74
*	Lifeway Foods Inc.	8,078	72
*,^	PolarityTE Inc.	2,501	69
	Acme United Corp.	2,950	68
	Rocky Brands Inc.	4,880	65
	Strattec Security Corp.	1,567	64
	Nature's Sunshine Products Inc.	6,088	62
	Escalade Inc.	4,289	58
*	Lipocine Inc.	13,400	53
*	Skyline Corp.	3,957	48
*	Reed's Inc.	21,300	47
*	Lifevantage Corp.	10,688	45
	LS Starrett Co. Class A	4,185	37
*	Charles & Colvard Ltd.	41,588	36
*,^	Akoustis Technologies Inc.	5,500	36
	P&F Industries Inc. Class A	4,580	33
	Rocky Mountain Chocolate Factory Inc.	2,476	29
*	Cherokee Inc.	9,605	26
*	Natural Alternatives International Inc.	2,300	25
*	US Auto Parts Network Inc.	7,290	21
*,^	Differential Brands Group Inc.	13,400	18
	Unique Fabricating Inc.	1,900	16
*,^	S&W Seed Co.	4,900	15
*	Emerson Radio Corp.	10,371	14
*	Shiloh Industries Inc.	1,187	12
*	Dixie Group Inc.	2,947	12
*,^	Vince Holding Corp.	18,246	11
*	Lakeland Industries Inc.	673	10
*	Willamette Valley Vineyards Inc.	1,162	9

^	Orchids Paper Products Co.	524	7
*	Crystal Rock Holdings Inc.	6,836	5
*,^	Nova Lifestyle Inc.	2,858	5
*	New Age Beverages Corp.	1,300	4
*,^	Long Island Iced Tea Corp.	1,300	3
	Stanley Furniture Co. Inc.	2,100	3
*	Fenix Parts Inc.	2,519	2
*	Virco Manufacturing Corp.	200	1
*	Zedge Inc. Class B	501	1
			1,927,163
Consumer Services (7.5%)
*	Amazon.com Inc.	334,328	321,406
	Home Depot Inc.	964,732	157,792
	Comcast Corp. Class A	3,855,506	148,360
	Walt Disney Co.	1,200,386	118,322
	McDonald's Corp.	667,229	104,541
	Wal-Mart Stores Inc.	1,239,907	96,886
*	Priceline Group Inc.	39,904	73,057
	CVS Health Corp.	838,116	68,156
	Time Warner Inc.	595,650	61,024
*	Netflix Inc.	335,718	60,882
	Starbucks Corp.	1,125,079	60,428
	Costco Wholesale Corp.	358,600	58,914
	Walgreens Boots Alliance Inc.	749,691	57,891
*	Charter Communications Inc. Class A	158,488	57,598
	Lowe's Cos. Inc.	692,753	55,379
	TJX Cos. Inc.	500,466	36,899
*	eBay Inc.	839,465	32,286
	McKesson Corp.	173,727	26,686
	Target Corp.	448,050	26,439
	Delta Air Lines Inc.	547,124	26,382
	Marriott International Inc. Class A	230,674	25,434
	Southwest Airlines Co.	453,559	25,390
	Twenty-First Century Fox Inc. Class A	847,496	22,357
	Sysco Corp.	400,245	21,593
	Las Vegas Sands Corp.	323,759	20,772
	Ross Stores Inc.	320,402	20,688
	Yum! Brands Inc.	274,838	20,231
	Carnival Corp.	306,475	19,789
	Dollar General Corp.	224,799	18,220
	American Airlines Group Inc.	366,628	17,411
	Cardinal Health Inc.	258,189	17,278
	CBS Corp. Class B	297,447	17,252
	Royal Caribbean Cruises Ltd.	139,820	16,574
*	Dollar Tree Inc.	184,110	15,984
*	O'Reilly Automotive Inc.	72,949	15,711
	Expedia Inc.	100,886	14,522
	Omnicom Group Inc.	189,011	14,000
*	AutoZone Inc.	23,319	13,877
	MGM Resorts International	421,688	13,743
*	United Continental Holdings Inc.	214,225	13,042
	Hilton Worldwide Holdings Inc.	178,182	12,375
	Best Buy Co. Inc.	214,508	12,218
	Nielsen Holdings plc	290,699	12,049
	Kroger Co.	593,499	11,906
*	CarMax Inc.	151,668	11,498
	AmerisourceBergen Corp. Class A	138,479	11,459

* Ulta Beauty Inc.	48,286	10,916
Wynn Resorts Ltd.	66,864	9,957
* DISH Network Corp. Class A	175,187	9,500
Wyndham Worldwide Corp.	85,146	8,975
Tiffany & Co.	96,472	8,854
Twenty-First Century Fox Inc.	334,515	8,627
L Brands Inc.	199,574	8,304
Aramark	200,589	8,146
* Norwegian Cruise Line Holdings Ltd.	148,629	8,033
* Liberty Interactive Corp. QVC Group Class A	340,131	8,017
Viacom Inc. Class B	287,415	8,002
Darden Restaurants Inc.	101,414	7,989
Domino's Pizza Inc.	38,964	7,736
Alaska Air Group Inc.	96,883	7,389
Vail Resorts Inc.	32,019	7,304
^ Sirius XM Holdings Inc.	1,244,810	6,871
Interpublic Group of Cos. Inc.	318,590	6,624
Gap Inc.	220,972	6,525
Tractor Supply Co.	103,024	6,520
Kohl's Corp.	140,046	6,393
Scripps Networks Interactive Inc. Class A	69,171	5,941
* Liberty Media Corp-Liberty SiriusXM	139,547	5,843
* Liberty Media Corp-Liberty Formula One	153,049	5,830
* Chipotle Mexican Grill Inc. Class A	18,645	5,740
FactSet Research Systems Inc.	31,742	5,717
Macy's Inc.	252,085	5,501
News Corp. Class A	412,550	5,470
* Copart Inc.	158,530	5,449
KAR Auction Services Inc.	113,203	5,404
* Burlington Stores Inc.	55,734	5,320
* ServiceMaster Global Holdings Inc.	109,081	5,097
Service Corp. International	146,383	5,050
* Live Nation Entertainment Inc.	108,811	4,739
* JetBlue Airways Corp.	255,614	4,737
H&R Block Inc.	177,335	4,696
Advance Auto Parts Inc.	46,281	4,591
Nordstrom Inc.	96,086	4,530
* GrubHub Inc.	73,200	3,855
Dunkin' Brands Group Inc.	72,391	3,843
* TripAdvisor Inc.	94,685	3,838
* Discovery Communications Inc.	187,099	3,791
Rollins Inc.	82,072	3,787
Signet Jewelers Ltd.	56,601	3,767
* Grand Canyon Education Inc.	40,804	3,706
Dun & Bradstreet Corp.	31,669	3,687
Six Flags Entertainment Corp.	59,811	3,645
Casey's General Stores Inc.	32,233	3,528
* Bright Horizons Family Solutions Inc.	40,497	3,491
* Madison Square Garden Co. Class A	15,982	3,422
Foot Locker Inc.	93,894	3,307
^ Williams-Sonoma Inc.	64,593	3,221
* Liberty Media Corp-Liberty SiriusXM	75,316	3,156
Cinemark Holdings Inc.	86,957	3,149
Cracker Barrel Old Country Store Inc.	19,919	3,020
* Altice USA Inc. Class A	109,740	2,997
Extended Stay America Inc.	147,945	2,959
Sabre Corp.	158,610	2,871

* AMC Networks Inc. Class A	48,972	2,863
* Yelp Inc. Class A	65,282	2,827
* AutoNation Inc.	59,336	2,816
* Beacon Roofing Supply Inc.	54,272	2,781
Tribune Media Co. Class A	66,052	2,699
Dolby Laboratories Inc. Class A	46,029	2,648
Texas Roadhouse Inc. Class A	53,814	2,644
* Lions Gate Entertainment Corp. Class B	82,964	2,637
Cable One Inc.	3,652	2,637
AMERCO	6,992	2,621
Chemed Corp.	12,928	2,612
Bed Bath & Beyond Inc.	111,238	2,611
* Five Below Inc.	46,802	2,569
* Stamps.com Inc.	12,588	2,551
Jack in the Box Inc.	25,020	2,550
Wendy's Co.	161,876	2,514
Aaron's Inc.	56,492	2,465
* Discovery Communications Inc. Class A	113,792	2,423
* Hilton Grand Vacations Inc.	60,496	2,337
TEGNA Inc.	173,377	2,311
* Liberty Expedia Holdings Inc. Class A	43,091	2,289
* Performance Food Group Co.	78,947	2,230
* Avis Budget Group Inc.	58,362	2,221
* Michaels Cos. Inc.	103,083	2,213
ILG Inc.	82,614	2,208
Lithia Motors Inc. Class A	18,309	2,203
Big Lots Inc.	40,809	2,186
Nexstar Media Group Inc. Class A	34,854	2,171
* Hyatt Hotels Corp. Class A	34,838	2,153
* Sprouts Farmers Market Inc.	113,026	2,122
PriceSmart Inc.	23,735	2,118
* Scientific Games Corp. Class A	46,200	2,118
Marriott Vacations Worldwide Corp.	16,975	2,114
Graham Holdings Co. Class B	3,585	2,098
John Wiley & Sons Inc. Class A	38,045	2,035
* Sally Beauty Holdings Inc.	103,795	2,032
Hillenbrand Inc.	51,666	2,007
* Murphy USA Inc.	28,999	2,001
New York Times Co. Class A	101,534	1,990
Office Depot Inc.	437,974	1,988
Churchill Downs Inc.	9,493	1,957
Sinclair Broadcast Group Inc. Class A	60,430	1,937
Choice Hotels International Inc.	30,269	1,934
* SiteOne Landscape Supply Inc.	32,251	1,874
* Caesars Acquisition Co. Class A	86,169	1,848
American Eagle Outfitters Inc.	127,980	1,830
* Ollie's Bargain Outlet Holdings Inc.	39,203	1,819
Planet Fitness Inc. Class A	67,364	1,818
* Spirit Airlines Inc.	54,388	1,817
* United Natural Foods Inc.	42,575	1,771
Dick's Sporting Goods Inc.	65,452	1,768
* Groupon Inc. Class A	334,894	1,741
Meredith Corp.	31,080	1,725
* Dave & Buster's Entertainment Inc.	32,705	1,716
Papa John's International Inc.	23,247	1,699
* Sotheby's	36,828	1,698
SkyWest Inc.	38,466	1,689

	GameStop Corp. Class A	81,429	1,682
*	Rite Aid Corp.	849,403	1,665
	Children's Place Inc.	13,830	1,634
	Boyd Gaming Corp.	61,417	1,600
*	Adtalem Global Education Inc.	44,212	1,585
	Bloomin' Brands Inc.	89,794	1,580
*	Hawaiian Holdings Inc.	41,024	1,540
*	Cars.com Inc.	57,792	1,538
*	Pandora Media Inc.	197,967	1,524
*	Buffalo Wild Wings Inc.	14,166	1,497
	Monro Muffler Brake Inc.	26,654	1,494
	Matthews International Corp. Class A	23,938	1,490
^	Regal Entertainment Group Class A	91,595	1,466
	Cheesecake Factory Inc.	34,786	1,465
	Penske Automotive Group Inc.	30,741	1,462
*	Penn National Gaming Inc.	62,393	1,459
*	Urban Outfitters Inc.	60,687	1,450
*	Rush Enterprises Inc. Class A	31,205	1,445
*	Trade Desk Inc. Class A	23,389	1,439
*	Acxiom Corp.	56,893	1,402
	Brinker International Inc.	43,785	1,395
	Allegiant Travel Co. Class A	10,248	1,350
*	Etsy Inc.	78,300	1,322
	Bob Evans Farms Inc.	17,044	1,321
	Lions Gate Entertainment Corp. Class A	38,569	1,290
	Red Rock Resorts Inc. Class A	54,847	1,270
*	Shutterfly Inc.	25,978	1,259
	Morningstar Inc.	14,245	1,211
*	La Quinta Holdings Inc.	68,841	1,205
	Group 1 Automotive Inc.	16,423	1,190
*	Houghton Mifflin Harcourt Co.	98,145	1,183
	DSW Inc. Class A	54,523	1,171
*	Quotient Technology Inc.	74,633	1,168
*	RH	16,419	1,155
*	Herc Holdings Inc.	23,229	1,141
*	Eldorado Resorts Inc.	44,315	1,137
*	Chegg Inc.	75,742	1,124
	Core-Mark Holding Co. Inc.	34,424	1,106
*	Hertz Global Holdings Inc.	48,065	1,075
*	MSG Networks Inc.	48,661	1,032
*	Asbury Automotive Group Inc.	16,489	1,008
	Chico's FAS Inc.	112,522	1,007
	Time Inc.	73,952	998
*	Weight Watchers International Inc.	22,900	997
	Caleres Inc.	32,428	990
*	EW Scripps Co. Class A	49,439	945
^	Sonic Corp.	36,826	937
*	Gray Television Inc.	58,680	921
*,^	JC Penney Co. Inc.	240,569	917
	Abercrombie & Fitch Co.	61,916	894
*	Diplomat Pharmacy Inc.	43,008	891
	HSN Inc.	22,511	879
*	Pinnacle Entertainment Inc.	41,213	878
	Gannett Co. Inc.	96,367	867
	Capella Education Co.	12,360	867
	Guess? Inc.	50,131	854
*	Belmond Ltd. Class A	61,955	846

*	Lumber Liquidators Holdings Inc.	21,367	833
*	Liberty Media Corp-Liberty Formula One Class A	22,634	826
*,^	Caesars Entertainment Corp.	60,864	813
	International Speedway Corp. Class A	20,999	756
*	Liberty TripAdvisor Holdings Inc. Class A	61,096	755
	Ruth's Hospitality Group Inc.	35,850	751
*	Liberty Media Corp-Liberty Braves	29,622	749
*	TrueCar Inc.	47,400	748
	Scholastic Corp.	19,763	735
	SpartanNash Co.	27,391	722
	SUPERVALU Inc.	32,668	711
*	Denny's Corp.	56,699	706
*	Red Robin Gourmet Burgers Inc.	10,421	698
*	SeaWorld Entertainment Inc.	53,000	688
	Wingstop Inc.	20,112	669
^	Dillard's Inc. Class A	11,842	664
	Strayer Education Inc.	7,490	654
*	Providence Service Corp.	11,912	644
	New Media Investment Group Inc.	43,032	636
*	Bankrate Inc.	43,508	607
^	GNC Holdings Inc. Class A	67,305	595
	World Wrestling Entertainment Inc. Class A	25,085	591
*	SP Plus Corp.	14,737	582
	Tailored Brands Inc.	39,902	576
	Sonic Automotive Inc. Class A	28,233	576
	DineEquity Inc.	13,186	567
^	AMC Entertainment Holdings Inc. Class A	38,163	561
	National CineMedia Inc.	79,095	552
	PetMed Express Inc.	16,301	540
*	Shake Shack Inc. Class A	15,798	525
*	Simply Good Foods Co.	44,719	524
*	BJ's Restaurants Inc.	16,675	508
*	K12 Inc.	27,937	498
*	XO Group Inc.	24,737	487
*	Laureate Education Inc. Class A	33,156	482
	Weis Markets Inc.	11,040	480
*	Trupanion Inc.	17,900	473
*,^	Conn's Inc.	16,694	470
*	Career Education Corp.	44,493	462
*	Del Frisco's Restaurant Group Inc.	31,476	458
	Rent-A-Center Inc.	39,731	456
*	Ascena Retail Group Inc.	184,582	452
*	Express Inc.	65,581	443
	Marcus Corp.	15,980	443
*	Regis Corp.	29,537	422
*	Fiesta Restaurant Group Inc.	21,926	417
*	MDC Partners Inc. Class A	36,730	404
*	Genesco Inc.	14,921	397
*	Angie's List Inc.	31,656	394
	Barnes & Noble Inc.	48,661	370
*	Chefs' Warehouse Inc.	18,575	359
	Buckle Inc.	20,501	345
*	Del Taco Restaurants Inc.	22,300	342
	Finish Line Inc. Class A	27,922	336
*	MarineMax Inc.	19,961	330
*	American Public Education Inc.	15,500	326
*	Overstock.com Inc.	10,886	323

	Entravision Communications Corp. Class A	55,671	317
*	Care.com Inc.	19,919	317
	Tile Shop Holdings Inc.	24,906	316
*	Carrols Restaurant Group Inc.	28,976	316
	Carriage Services Inc. Class A	11,883	304
	Haverty Furniture Cos. Inc.	11,395	298
*	Golden Entertainment Inc.	12,142	296
*	Clean Energy Fuels Corp.	115,300	286
*	Monarch Casino & Resort Inc.	7,201	285
*	Biglari Holdings Inc.	850	283
*	tronc Inc.	19,200	279
*	Nathan's Famous Inc.	3,733	276
	Ingles Markets Inc. Class A	10,609	273
	Pier 1 Imports Inc.	64,848	272
*	Party City Holdco Inc.	19,900	270
	RCI Hospitality Holdings Inc.	10,825	268
*	Zumiez Inc.	14,458	262
*	America's Car-Mart Inc.	6,119	252
^	Viacom Inc. Class A	6,793	249
*	QuinStreet Inc.	33,500	246
*	TechTarget Inc.	20,502	245
*	Duluth Holdings Inc.	12,034	244
*	Zoe's Kitchen Inc.	19,190	242
*	Potbelly Corp.	19,079	237
	Shoe Carnival Inc.	10,511	235
	Entercom Communications Corp. Class A	20,538	235
*	1-800-Flowers.com Inc. Class A	23,555	232
*	Titan Machinery Inc.	14,700	228
*	FTD Cos. Inc.	16,953	221
*	Avid Technology Inc.	47,400	215
*	Lindblad Expeditions Holdings Inc.	19,500	209
	Citi Trends Inc.	10,398	207
	Cato Corp. Class A	15,555	206
*	Lands' End Inc.	15,521	205
*	El Pollo Loco Holdings Inc.	16,500	200
*,^	Sears Holdings Corp.	27,059	198
*	Full House Resorts Inc.	68,460	191
	Fred's Inc. Class A	29,412	189
*	Century Casinos Inc.	23,047	189
*	Francesca's Holdings Corp.	25,500	188
*	Habit Restaurants Inc. Class A	14,300	187
	Village Super Market Inc. Class A	7,310	181
*	Barnes & Noble Education Inc.	27,183	177
*	Hibbett Sports Inc.	12,370	176
*	Bridgepoint Education Inc.	17,724	170
^	Natural Health Trends Corp.	7,100	170
*,^	Tuesday Morning Corp.	51,511	165
*	Liquidity Services Inc.	27,828	164
	CSS Industries Inc.	5,470	158
*	Townsquare Media Inc. Class A	15,700	157
	Emerald Expositions Events Inc.	6,348	148
*	Liberty Media Corp-Liberty Braves	5,626	143
*	Bojangles' Inc.	10,456	141
*	Global Eagle Entertainment Inc.	41,114	141
*	J Alexander's Holdings Inc.	11,698	136
*	Marchex Inc. Class B	43,400	134
	Speedway Motorsports Inc.	6,064	129

	Liberty Tax Inc.	8,330	120
	Clear Channel Outdoor Holdings Inc. Class A	25,400	118
	Tilly's Inc. Class A	8,952	107
*	Boot Barn Holdings Inc.	11,900	106
	YuMe Inc.	21,755	101
*	RealNetworks Inc.	20,923	100
*	Ascent Capital Group Inc. Class A	7,443	97
*	Rubicon Project Inc.	24,107	94
	Winmark Corp.	700	92
*,^	Carvana Co.	6,251	92
*	Reading International Inc. Class A	5,362	84
*	Container Store Group Inc.	19,400	82
*	Smart & Final Stores Inc.	10,240	80
*,^	Noodles & Co. Class A	17,349	76
*	Lee Enterprises Inc.	33,725	74
	Collectors Universe Inc.	3,066	74
*	Daily Journal Corp.	328	72
*	Travelzoo	7,700	66
*	Harte-Hanks Inc.	60,325	65
*	PCM Inc.	4,598	64
*	Blue Apron Holdings Inc. Class A	11,631	63
*	Drive Shack Inc.	17,533	63
*	Ruby Tuesday Inc.	29,212	63
*	Build-A-Bear Workshop Inc.	6,826	62
*	Kirkland's Inc.	5,386	62
*	Leaf Group Ltd.	8,580	59
*	New York & Co. Inc.	27,708	58
*,^	Inspired Entertainment Inc.	4,200	56
*,^	Remark Holdings Inc.	14,727	56
*,^	Digital Turbine Inc.	36,287	55
*	At Home Group Inc.	2,359	54
*	Red Lion Hotels Corp.	5,786	50
*	Profire Energy Inc.	22,183	44
*	Gaia Inc. Class A	3,551	43
*	EVINE Live Inc.	39,820	41
*	CafePress Inc.	18,899	34
*	J. Jill Inc.	3,100	34
	Ark Restaurants Corp.	1,339	32
^	Stein Mart Inc.	21,111	27
*	Luby's Inc.	10,342	27
*	Town Sports International Holdings Inc.	3,700	26
	AH Belo Corp. Class A	5,110	24
*	Diversified Restaurant Holdings Inc.	11,200	23
*	Sportsman's Warehouse Holdings Inc.	5,089	23
	Saga Communications Inc. Class A	496	23
*	McClatchy Co. Class A	2,633	19
*,2	Adolor Corp. Rights Exp. 07/01/19	34,581	18
*	Cambium Learning Group Inc.	2,620	17
*	Hemisphere Media Group Inc. Class A	1,300	16
	Big 5 Sporting Goods Corp.	1,878	14
*	Famous Dave's of America Inc.	3,409	14
*	Bravo Brio Restaurant Group Inc.	5,231	12
*	Urban One Inc.	6,921	11
	Insignia Systems Inc.	9,200	10
*	Autobytel Inc.	1,412	10
*	Destination Maternity Corp.	5,138	9
	Live Ventures Inc.	600	7

*	TheStreet Inc.	6,263	7
	Salem Media Group Inc. Class A	1,001	7
	Educational Development Corp.	600	6
*,^	Rave Restaurant Group Inc.	2,111	4
*	Good Times Restaurants Inc.	1,300	4
^	bebe stores inc	580	3
*	Spark Networks Inc.	1,685	2
	Peak Resorts Inc.	300	1
	Flanigan's Enterprises Inc.	35	1
*	SPAR Group Inc.	754	1
*	NTN Buzztime Inc.	100	1
*	Cumulus Media Inc. Class A	1,878	1
*,^	Bon-Ton Stores Inc.	1,000	—
*	ONE Group Hospitality Inc.	200	—
*	Urban One Inc. Class A	200	—
	National American University Holdings Inc.	100	—
			2,646,700
Financials (12.4%)
	JPMorgan Chase & Co.	2,881,199	275,183
*	Berkshire Hathaway Inc. Class B	1,462,362	268,080
	Bank of America Corp.	8,064,533	204,355
	Wells Fargo & Co.	3,660,390	201,871
	Citigroup Inc.	2,227,850	162,054
	Visa Inc. Class A	1,500,487	157,911
	Mastercard Inc. Class A	770,914	108,853
	US Bancorp	1,304,590	69,913
	Goldman Sachs Group Inc.	284,844	67,562
	American Express Co.	617,019	55,816
	Morgan Stanley	1,124,246	54,155
	PNC Financial Services Group Inc.	391,776	52,800
	Chubb Ltd.	357,121	50,908
	American Tower Corporation	348,840	47,679
	American International Group Inc.	758,049	46,537
	Charles Schwab Corp.	985,313	43,098
	BlackRock Inc.	95,964	42,905
	Bank of New York Mellon Corp.	808,262	42,854
	Simon Property Group Inc.	254,814	41,028
	CME Group Inc.	273,722	37,139
	Prudential Financial Inc.	345,102	36,691
	MetLife Inc.	696,592	36,188
	Marsh & McLennan Cos. Inc.	415,355	34,811
	Capital One Financial Corp.	403,238	34,138
	Intercontinental Exchange Inc.	482,272	33,132
	Crown Castle International Corp.	329,959	32,989
	S&P Global Inc.	208,074	32,524
	BB&T Corp.	659,640	30,964
	Aon plc	211,587	30,913
	Equinix Inc.	63,225	28,217
	State Street Corp.	291,333	27,834
	Travelers Cos. Inc.	226,788	27,786
	Prologis Inc.	429,160	27,234
	Allstate Corp.	294,766	27,092
	Aflac Inc.	327,556	26,660
	Public Storage	120,974	25,887
	SunTrust Banks Inc.	399,782	23,895
	Progressive Corp.	471,857	22,847
*	Berkshire Hathaway Inc. Class A	79	21,704

Welltower Inc.	298,324	20,966
Weyerhaeuser Co.	611,013	20,793
Discover Financial Services	318,879	20,561
AvalonBay Communities Inc.	112,303	20,037
Synchrony Financial	642,469	19,949
Digital Realty Trust Inc.	167,009	19,762
Equity Residential	297,865	19,638
Ventas Inc.	289,952	18,885
Ameriprise Financial Inc.	125,774	18,679
Moody's Corp.	131,537	18,311
M&T Bank Corp.	112,332	18,090
Fifth Third Bancorp	614,600	17,197
T. Rowe Price Group Inc.	188,196	17,060
Hartford Financial Services Group Inc.	302,575	16,772
KeyCorp	880,685	16,574
Willis Towers Watson plc	104,940	16,185
Northern Trust Corp.	175,678	16,150
Citizens Financial Group Inc.	419,154	15,873
Boston Properties Inc.	124,914	15,349
Regions Financial Corp.	993,756	15,135
* SBA Communications Corp. Class A	103,988	14,979
Principal Financial Group Inc.	231,169	14,873
Essex Property Trust Inc.	53,310	13,542
Lincoln National Corp.	183,166	13,459
First Republic Bank	126,837	13,249
Realty Income Corp.	220,849	12,630
* IHS Markit Ltd.	283,286	12,487
Huntington Bancshares Inc.	885,427	12,361
Franklin Resources Inc.	273,800	12,187
Invesco Ltd.	328,713	11,518
* Markel Corp.	10,671	11,396
Host Hotels & Resorts Inc.	597,092	11,040
Loews Corp.	230,383	11,026
* Liberty Broadband Corp.	113,264	10,794
Comerica Inc.	140,128	10,686
Annaly Capital Management Inc.	875,478	10,672
HCP Inc.	380,064	10,577
Vornado Realty Trust	137,102	10,540
TD Ameritrade Holding Corp.	214,590	10,472
GGP Inc.	504,011	10,468
Equifax Inc.	97,915	10,378
FNF Group	209,104	9,924
* Arch Capital Group Ltd.	100,427	9,892
Mid-America Apartment Communities Inc.	91,875	9,820
Cincinnati Financial Corp.	126,917	9,718
* E*TRADE Financial Corp.	220,495	9,616
Unum Group	184,772	9,447
CBOE Holdings Inc.	87,284	9,394
* CBRE Group Inc. Class A	242,386	9,182
Alexandria Real Estate Equities Inc.	73,945	8,797
Ally Financial Inc.	361,707	8,775
Arthur J Gallagher & Co.	142,001	8,740
Raymond James Financial Inc.	103,434	8,723
MSCI Inc. Class A	73,227	8,560
Affiliated Managers Group Inc.	44,895	8,522
XL Group Ltd.	215,595	8,505
Duke Realty Corp.	284,734	8,206

UDR Inc.	215,773	8,206
SL Green Realty Corp.	80,311	8,137
* SVB Financial Group	42,409	7,934
Extra Space Storage Inc.	98,380	7,863
Iron Mountain Inc.	201,876	7,853
Equity LifeStyle Properties Inc.	90,694	7,716
Zions Bancorporation	160,272	7,562
Regency Centers Corp.	121,468	7,536
Federal Realty Investment Trust	60,578	7,524
Western Union Co.	383,810	7,369
Nasdaq Inc.	94,683	7,345
SEI Investments Co.	115,660	7,062
Reinsurance Group of America Inc. Class A	50,209	7,006
Torchmark Corp.	87,415	7,001
East West Bancorp Inc.	116,882	6,987
Camden Property Trust	75,258	6,882
AGNC Investment Corp.	315,644	6,843
Janus Henderson Group plc	192,057	6,691
* Alleghany Corp.	11,920	6,604
Kimco Realty Corp.	335,816	6,565
VEREIT Inc.	790,489	6,553
Macerich Co.	118,706	6,525
Everest Re Group Ltd.	28,104	6,419
Voya Financial Inc.	158,876	6,338
PacWest Bancorp	119,612	6,042
WP Carey Inc.	88,718	5,979
Commerce Bancshares Inc.	102,910	5,945
Gaming and Leisure Properties Inc.	160,505	5,921
EPR Properties	84,470	5,891
CIT Group Inc.	116,946	5,736
American Financial Group Inc.	53,925	5,579
Apartment Investment & Management Co.	126,727	5,558
Kilroy Realty Corp.	77,466	5,509
* Signature Bank	42,917	5,495
Forest City Realty Trust Inc. Class A	213,464	5,445
MarketAxess Holdings Inc.	28,838	5,321
People's United Financial Inc.	292,404	5,304
Colony NorthStar Inc. Class A	421,044	5,288
National Retail Properties Inc.	124,000	5,166
^ Omega Healthcare Investors Inc.	159,652	5,094
New York Community Bancorp Inc.	389,779	5,024
Prosperity Bancshares Inc.	76,108	5,003
Sun Communities Inc.	57,352	4,914
WR Berkley Corp.	72,170	4,817
Healthcare Trust of America Inc. Class A	159,942	4,766
* Athene Holding Ltd. Class A	88,526	4,766
American Campus Communities Inc.	107,719	4,756
Bank of the Ozarks	98,051	4,711
Lazard Ltd. Class A	104,050	4,705
Brown & Brown Inc.	97,038	4,676
Brixmor Property Group Inc.	248,527	4,672
Starwood Property Trust Inc.	213,839	4,645
Liberty Property Trust	112,681	4,627
Assurant Inc.	48,174	4,602
Lamar Advertising Co. Class A	66,840	4,581
Douglas Emmett Inc.	114,493	4,513
Glacier Bancorp Inc.	118,884	4,489

First American Financial Corp.	89,483	4,471
Cullen/Frost Bankers Inc.	47,094	4,470
Jones Lang LaSalle Inc.	35,926	4,437
RenaissanceRe Holdings Ltd.	32,585	4,404
American Homes 4 Rent Class A	199,076	4,322
Cathay General Bancorp	106,243	4,271
Synovus Financial Corp.	90,533	4,170
Highwoods Properties Inc.	79,000	4,115
Eaton Vance Corp.	83,084	4,102
Hudson Pacific Properties Inc.	122,078	4,093
DCT Industrial Trust Inc.	70,422	4,079
CyrusOne Inc.	69,157	4,075
Axis Capital Holdings Ltd.	70,668	4,050
Realogy Holdings Corp.	120,639	3,975
Pinnacle Financial Partners Inc.	59,113	3,958
New Residential Investment Corp.	234,675	3,926
* SLM Corp.	341,970	3,922
* Western Alliance Bancorp	73,721	3,913
Assured Guaranty Ltd.	103,580	3,910
* Brighthouse Financial Inc.	64,235	3,905
Old Republic International Corp.	196,415	3,867
* MGIC Investment Corp.	307,551	3,854
Webster Financial Corp.	72,845	3,828
CubeSmart	146,215	3,796
Medical Properties Trust Inc.	286,441	3,761
Senior Housing Properties Trust	190,401	3,722
* Liberty Ventures Class A	64,637	3,720
Home BancShares Inc.	146,846	3,703
Starwood Waypoint Homes	100,865	3,668
Investors Bancorp Inc.	268,573	3,663
Gramercy Property Trust	120,259	3,638
First Horizon National Corp.	189,850	3,636
LPL Financial Holdings Inc.	70,154	3,618
FNB Corp.	254,470	3,570
Hospitality Properties Trust	125,299	3,570
Navient Corp.	236,769	3,556
* Howard Hughes Corp.	29,952	3,532
Umpqua Holdings Corp.	180,033	3,512
Wintrust Financial Corp.	44,336	3,472
Two Harbors Investment Corp.	338,017	3,407
Spirit Realty Capital Inc.	396,659	3,399
STORE Capital Corp.	135,342	3,366
* Zillow Group Inc.	83,417	3,354
CNO Financial Group Inc.	141,632	3,306
IBERIABANK Corp.	40,211	3,303
Hanover Insurance Group Inc.	33,958	3,292
* Texas Capital Bancshares Inc.	38,338	3,289
United Bankshares Inc.	88,311	3,281
Radian Group Inc.	175,126	3,273
Healthcare Realty Trust Inc.	100,816	3,260
BankUnited Inc.	91,318	3,248
Life Storage Inc.	39,639	3,243
Invitation Homes Inc.	141,818	3,212
Sabra Health Care REIT Inc.	143,144	3,141
* Equity Commonwealth	102,840	3,126
Hancock Holding Co.	64,508	3,125
Associated Banc-Corp	128,532	3,117

Park Hotels & Resorts Inc.	112,813	3,109
Apple Hospitality REIT Inc.	163,894	3,099
Weingarten Realty Investors	97,383	3,091
Cousins Properties Inc.	329,769	3,080
Validus Holdings Ltd.	61,490	3,026
Bank of Hawaii Corp.	36,206	3,018
Legg Mason Inc.	76,761	3,017
Chimera Investment Corp.	157,755	2,985
MFA Financial Inc.	339,903	2,978
CoreSite Realty Corp.	26,297	2,943
Primerica Inc.	36,049	2,940
Popular Inc.	80,700	2,900
Chemical Financial Corp.	55,450	2,898
UMB Financial Corp.	38,508	2,868
RLJ Lodging Trust	129,070	2,840
* Essent Group Ltd.	68,167	2,761
Sunstone Hotel Investors Inc.	170,791	2,745
Rayonier Inc.	94,549	2,732
MB Financial Inc.	60,431	2,721
Outfront Media Inc.	107,718	2,712
Stifel Financial Corp.	50,647	2,708
Valley National Bancorp	220,826	2,661
First Industrial Realty Trust Inc.	88,004	2,648
* JBG SMITH Properties	76,843	2,629
Retail Properties of America Inc.	197,426	2,592
CoreCivic Inc.	96,787	2,591
LaSalle Hotel Properties	88,973	2,582
GEO Group Inc.	95,940	2,581
National Health Investors Inc.	33,352	2,578
Blackstone Mortgage Trust Inc. Class A	82,710	2,566
Physicians Realty Trust	144,200	2,557
Fulton Financial Corp.	134,711	2,526
Washington Federal Inc.	75,035	2,525
Erie Indemnity Co. Class A	20,930	2,524
Selective Insurance Group Inc.	46,409	2,499
PS Business Parks Inc.	18,717	2,499
Corporate Office Properties Trust	75,320	2,473
FirstCash Inc.	39,123	2,471
* Credit Acceptance Corp.	8,756	2,453
Interactive Brokers Group Inc.	53,772	2,422
^ First Financial Bankshares Inc.	53,418	2,414
Lexington Realty Trust	235,949	2,411
Piedmont Office Realty Trust Inc. Class A	119,361	2,406
ProAssurance Corp.	43,932	2,401
BGC Partners Inc. Class A	165,198	2,390
Empire State Realty Trust Inc.	116,294	2,389
Brandywine Realty Trust	132,642	2,320
Paramount Group Inc.	143,905	2,302
Columbia Property Trust Inc.	104,288	2,270
Taubman Centers Inc.	45,519	2,262
DDR Corp.	244,064	2,236
White Mountains Insurance Group Ltd.	2,589	2,219
Sterling Bancorp	89,953	2,217
Education Realty Trust Inc.	61,479	2,209
First Citizens BancShares Inc. Class A	5,867	2,194
CVB Financial Corp.	90,289	2,182
BancorpSouth Inc.	68,072	2,182

EastGroup Properties Inc.	24,701	2,177
Federated Investors Inc. Class B	73,241	2,175
* HealthEquity Inc.	42,171	2,133
Ryman Hospitality Properties Inc.	33,641	2,102
Astoria Financial Corp.	97,321	2,092
Aspen Insurance Holdings Ltd.	51,600	2,085
Pebblebrook Hotel Trust	57,538	2,079
* Blackhawk Network Holdings Inc.	46,861	2,053
Community Bank System Inc.	37,050	2,047
Columbia Banking System Inc.	47,975	2,020
Old National Bancorp	110,147	2,016
American Equity Investment Life Holding Co.	69,016	2,007
South State Corp.	22,131	1,993
TCF Financial Corp.	116,567	1,986
Evercore Partners Inc. Class A	24,282	1,949
RLI Corp.	33,707	1,933
BOK Financial Corp.	21,540	1,919
^ Uniti Group Inc.	130,750	1,917
Great Western Bancorp Inc.	46,312	1,912
American National Insurance Co.	16,083	1,899
International Bancshares Corp.	47,268	1,895
Acadia Realty Trust	66,095	1,892
Kite Realty Group Trust	93,251	1,888
Urban Edge Properties	78,062	1,883
Xenia Hotels & Resorts Inc.	89,279	1,879
STAG Industrial Inc.	68,331	1,877
Trustmark Corp.	56,601	1,875
^ Tanger Factory Outlet Centers Inc.	75,286	1,838
Washington REIT	55,718	1,825
Financial Engines Inc.	51,450	1,788
Retail Opportunity Investments Corp.	93,592	1,779
Hope Bancorp Inc.	100,429	1,779
* LendingClub Corp.	291,600	1,776
Banner Corp.	28,694	1,758
DiamondRock Hospitality Co.	159,910	1,751
Alexander & Baldwin Inc.	37,726	1,748
Invesco Mortgage Capital Inc.	101,990	1,747
* Green Dot Corp. Class A	35,233	1,747
* Zillow Group Inc. Class A	43,490	1,746
First Midwest Bancorp Inc.	73,110	1,712
Potlatch Corp.	33,571	1,712
QTS Realty Trust Inc. Class A	32,690	1,712
Independent Bank Corp.	22,731	1,697
LTC Properties Inc.	35,429	1,664
* Eagle Bancorp Inc.	24,785	1,662
Rexford Industrial Realty Inc.	57,074	1,633
Kemper Corp.	30,603	1,622
Hilltop Holdings Inc.	62,227	1,618
Washington Prime Group Inc.	193,648	1,613
* Santander Consumer USA Holdings Inc.	104,858	1,612
United Community Banks Inc.	56,250	1,605
* Enstar Group Ltd.	7,130	1,585
ServisFirst Bancshares Inc.	40,258	1,564
* Genworth Financial Inc. Class A	406,111	1,564
Mack-Cali Realty Corp.	65,082	1,543
Terreno Realty Corp.	42,603	1,541
Capitol Federal Financial Inc.	103,770	1,525

Apollo Commercial Real Estate Finance Inc.	84,024	1,522
Towne Bank	44,909	1,504
Renasant Corp.	35,017	1,502
First Merchants Corp.	34,596	1,485
Kennedy-Wilson Holdings Inc.	79,207	1,469
* LendingTree Inc.	5,965	1,458
* FCB Financial Holdings Inc. Class A	29,603	1,430
Four Corners Property Trust Inc.	57,218	1,426
* OneMain Holdings Inc. Class A	50,346	1,419
Argo Group International Holdings Ltd.	22,950	1,411
* HRG Group Inc.	89,983	1,405
Ameris Bancorp	29,122	1,398
Select Income REIT	58,837	1,378
Park National Corp.	12,746	1,376
NBT Bancorp Inc.	37,420	1,374
WesBanco Inc.	33,443	1,372
Westamerica Bancorporation	22,807	1,358
Simmons First National Corp. Class A	23,397	1,355
Northwest Bancshares Inc.	77,735	1,342
Chesapeake Lodging Trust	49,633	1,339
CYS Investments Inc.	154,772	1,337
Summit Hotel Properties Inc.	82,782	1,324
Waddell & Reed Financial Inc. Class A	64,635	1,297
HFF Inc. Class A	32,757	1,296
CareTrust REIT Inc.	67,650	1,288
LegacyTexas Financial Group Inc.	32,165	1,284
* BofI Holding Inc.	44,724	1,273
Government Properties Income Trust	67,731	1,271
Mercury General Corp.	22,337	1,266
Agree Realty Corp.	25,765	1,265
Navigators Group Inc.	21,614	1,261
First Hawaiian Inc.	41,591	1,260
Horace Mann Educators Corp.	31,970	1,258
American Assets Trust Inc.	31,375	1,248
^ CBL & Associates Properties Inc.	148,066	1,242
Redwood Trust Inc.	75,038	1,222
Provident Financial Services Inc.	45,666	1,218
WSFS Financial Corp.	24,835	1,211
Boston Private Financial Holdings Inc.	73,152	1,211
* Walker & Dunlop Inc.	22,991	1,203
Union Bankshares Corp.	34,055	1,202
Brookline Bancorp Inc.	77,290	1,198
Global Net Lease Inc.	53,846	1,179
* Quality Care Properties Inc.	74,379	1,153
First Financial Bancorp	44,016	1,151
First Commonwealth Financial Corp.	81,042	1,145
Central Pacific Financial Corp.	34,979	1,126
Artisan Partners Asset Management Inc. Class A	34,504	1,125
Lakeland Financial Corp.	23,038	1,122
CenterState Banks Inc.	41,616	1,115
NRG Yield Inc. Class A	58,200	1,104
PennyMac Mortgage Investment Trust	62,865	1,093
Nelnet Inc. Class A	21,372	1,079
Beneficial Bancorp Inc.	64,718	1,074
Berkshire Hills Bancorp Inc.	27,719	1,074
NRG Yield Inc.	55,524	1,072
* PRA Group Inc.	36,640	1,050

^ AmTrust Financial Services Inc.	77,969	1,049
First Busey Corp.	33,258	1,043
S&T Bancorp Inc.	26,318	1,042
ARMOUR Residential REIT Inc.	38,217	1,028
Tompkins Financial Corp.	11,923	1,027
New York REIT Inc.	130,264	1,023
State Bank Financial Corp.	35,025	1,003
Monmouth Real Estate Investment Corp.	61,226	991
* MBIA Inc.	112,717	981
MTGE Investment Corp.	50,138	973
Hanmi Financial Corp.	31,358	971
Safety Insurance Group Inc.	12,713	970
WisdomTree Investments Inc.	93,383	951
Moelis & Co. Class A	21,797	938
* Encore Capital Group Inc.	21,177	938
National Bank Holdings Corp. Class A	26,183	934
Capstead Mortgage Corp.	96,564	932
Heartland Financial USA Inc.	18,844	931
Franklin Street Properties Corp.	87,651	931
* Pacific Premier Bancorp Inc.	24,511	925
City Holding Co.	12,753	917
* Black Knight Financial Services Inc. Class A	21,227	914
* Flagstar Bancorp Inc.	25,622	909
Easterly Government Properties Inc.	43,769	905
Employers Holdings Inc.	19,886	904
Kearny Financial Corp.	58,847	903
* FNFV Group	52,566	902
First Interstate BancSystem Inc. Class A	23,530	900
Capital Bank Financial Corp.	21,792	895
TFS Financial Corp.	55,349	893
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,558	891
Banc of California Inc.	42,099	874
RE/MAX Holdings Inc. Class A	13,509	858
National Storage Affiliates Trust	35,363	857
AMERISAFE Inc.	14,691	855
United Financial Bancorp Inc.	45,505	832
BancFirst Corp.	14,474	821
National General Holdings Corp.	42,420	811
Meridian Bancorp Inc.	43,088	804
* Customers Bancorp Inc.	24,581	802
Ladder Capital Corp. Class A	58,092	801
Southside Bancshares Inc.	21,552	784
New Senior Investment Group Inc.	84,956	777
United Fire Group Inc.	16,918	775
* First BanCorp	150,708	772
* iStar Inc.	65,017	767
Kinsale Capital Group Inc.	17,650	762
Sandy Spring Bancorp Inc.	18,337	760
Pennsylvania REIT	72,266	758
Preferred Apartment Communities Inc. Class A	39,965	755
* Seacoast Banking Corp. of Florida	31,508	753
* St. Joe Co.	39,898	752
Parkway Inc.	32,496	748
Independent Bank Group Inc.	12,174	734
Anworth Mortgage Asset Corp.	121,510	730
Universal Health Realty Income Trust	9,637	727
Alexander's Inc.	1,706	723

* Third Point Reinsurance Ltd.	46,083	719
TriCo Bancshares	17,554	715
Tier REIT Inc.	36,875	712
Cohen & Steers Inc.	17,780	702
Infinity Property & Casualty Corp.	7,431	700
National Western Life Group Inc. Class A	2,004	699
Flushing Financial Corp.	23,366	694
Ramco-Gershenson Properties Trust	52,970	689
^ Seritage Growth Properties Class A	14,817	683
MainSource Financial Group Inc.	18,846	676
First Bancorp	19,501	671
Chatham Lodging Trust	31,385	669
Lakeland Bancorp Inc.	32,432	662
Investors Real Estate Trust	106,895	653
Heritage Financial Corp.	22,116	652
Dime Community Bancshares Inc.	30,008	645
Preferred Bank	10,676	644
InfraREIT Inc.	28,600	640
Piper Jaffray Cos.	10,732	637
Community Trust Bancorp Inc.	13,692	637
Guaranty Bancorp	22,815	634
* NMI Holdings Inc. Class A	49,900	619
James River Group Holdings Ltd.	14,758	612
Stewart Information Services Corp.	16,108	608
First Potomac Realty Trust	54,314	605
Getty Realty Corp.	21,092	603
Universal Insurance Holdings Inc.	26,161	602
First of Long Island Corp.	19,754	602
Waterstone Financial Inc.	30,794	600
Bryn Mawr Bank Corp.	13,565	594
Altisource Residential Corp.	52,800	587
Gladstone Commercial Corp.	26,152	582
Investment Technology Group Inc.	26,214	580
Enterprise Financial Services Corp.	13,618	577
Saul Centers Inc.	9,308	576
OceanFirst Financial Corp.	20,735	570
Independence Realty Trust Inc.	55,927	569
Horizon Bancorp	19,456	568
Maiden Holdings Ltd.	69,937	556
ConnectOne Bancorp Inc.	22,576	555
German American Bancorp Inc.	14,598	555
Virtus Investment Partners Inc.	4,779	555
Community Healthcare Trust Inc.	20,515	553
* INTL. FCStone Inc.	14,401	552
Univest Corp. of Pennsylvania	17,240	552
New York Mortgage Trust Inc.	89,300	549
Pacific Continental Corp.	20,312	547
Washington Trust Bancorp Inc.	9,560	547
* Ambac Financial Group Inc.	31,476	543
* Triumph Bancorp Inc.	16,730	540
Ashford Hospitality Trust Inc.	80,755	539
Oritani Financial Corp.	31,918	536
Houlihan Lokey Inc. Class A	13,645	534
TrustCo Bank Corp. NY	59,857	533
AG Mortgage Investment Trust Inc.	27,199	523
Urstadt Biddle Properties Inc. Class A	23,658	513
Northfield Bancorp Inc.	29,510	512

	Stock Yards Bancorp Inc.	13,445	511
*	CU Bancorp	12,940	502
	Cedar Realty Trust Inc.	89,229	501
*	HomeStreet Inc.	18,571	501
	UMH Properties Inc.	32,240	501
*	Greenlight Capital Re Ltd. Class A	23,027	499
^	Virtu Financial Inc. Class A	30,712	498
	Meta Financial Group Inc.	6,276	492
	Diamond Hill Investment Group Inc.	2,304	489
*,2	Forestar Group Inc.	28,000	482
3	Federal Agricultural Mortgage Corp.	6,611	481
	Great Southern Bancorp Inc.	8,604	479
	FBL Financial Group Inc. Class A	6,229	464
	Fidelity Southern Corp.	19,619	464
*	Bancorp Inc.	56,022	463
	PJT Partners Inc.	11,951	458
	Camden National Corp.	10,417	455
	Western Asset Mortgage Capital Corp.	42,800	448
*	Nationstar Mortgage Holdings Inc.	24,010	446
	Park Sterling Corp.	35,438	440
*	Veritex Holdings Inc.	16,129	435
*	eHealth Inc.	17,903	428
*	EZCORP Inc. Class A	44,938	427
	Bank Mutual Corp.	41,362	420
	Mercantile Bank Corp.	12,019	419
	CoBiz Financial Inc.	21,315	419
	Ares Commercial Real Estate Corp.	31,395	418
*	Cowen Inc. Class A	23,140	412
	Bridge Bancorp Inc.	11,951	406
	Dynex Capital Inc.	55,517	404
	Southwest Bancorp Inc.	14,529	400
	State National Cos. Inc.	18,800	395
*	MoneyGram International Inc.	24,360	392
	Armada Hoffler Properties Inc.	28,269	390
	First Connecticut Bancorp Inc.	14,569	390
	Old Second Bancorp Inc.	28,950	389
	Blue Hills Bancorp Inc.	20,100	386
*	Franklin Financial Network Inc.	10,402	371
*	FB Financial Corp.	9,698	366
	Republic Bancorp Inc. Class A	9,337	363
	Westwood Holdings Group Inc.	5,375	362
	Peoples Bancorp Inc.	10,757	361
	NexPoint Residential Trust Inc.	15,066	358
*	Green Bancorp Inc.	14,900	352
	First Defiance Financial Corp.	6,712	352
	Heritage Commerce Corp.	24,661	351
*	Marcus & Millichap Inc.	12,950	350
	OFG Bancorp	37,200	340
	CatchMark Timber Trust Inc. Class A	26,945	340
^	Whitestone REIT	25,845	337
	People's Utah Bancorp	10,200	331
*	PICO Holdings Inc.	19,680	329
	First Community Bancshares Inc.	11,246	327
*	First Foundation Inc.	18,200	326
	BBX Capital Corp. Class A	44,175	326
	Jernigan Capital Inc.	15,821	325
^	Heritage Insurance Holdings Inc.	24,494	324

* Opus Bank	13,400	322
Arbor Realty Trust Inc.	39,133	321
First Financial Corp.	6,706	319
* TriState Capital Holdings Inc.	13,857	317
Live Oak Bancshares Inc.	13,500	317
* Allegiance Bancshares Inc.	8,582	316
Fidelity & Guaranty Life	10,100	314
State Auto Financial Corp.	11,941	313
Hersha Hospitality Trust Class A	16,534	309
* Enova International Inc.	22,835	307
* HomeTrust Bancshares Inc.	11,780	302
United Community Financial Corp.	31,306	301
* PennyMac Financial Services Inc. Class A	16,850	300
Stratus Properties Inc.	9,821	298
KKR Real Estate Finance Trust Inc.	14,139	297
Ladenburg Thalmann Financial Services Inc.	102,733	296
* Atlantic Capital Bancshares Inc.	16,236	295
HCI Group Inc.	7,700	295
Carolina Financial Corp.	8,200	294
* On Deck Capital Inc.	62,579	292
CorEnergy Infrastructure Trust Inc.	8,205	290
Greenhill & Co. Inc.	17,155	285
* World Acceptance Corp.	3,430	284
Peapack Gladstone Financial Corp.	8,371	282
Gladstone Land Corp.	20,671	282
* NI Holdings Inc.	15,654	280
^ Arlington Asset Investment Corp. Class A	21,986	280
Bar Harbor Bankshares	8,897	279
* Republic First Bancorp Inc.	30,059	278
* Paragon Commercial Corp.	4,916	278
MidWestOne Financial Group Inc.	8,214	277
Enterprise Bancorp Inc.	7,609	276
Farmers National Banc Corp.	18,311	276
1st Source Corp.	5,396	274
NewStar Financial Inc.	23,231	273
QCR Holdings Inc.	5,951	271
Midland States Bancorp Inc.	8,527	270
Financial Institutions Inc.	9,379	270
City Office REIT Inc.	19,288	266
MedEquities Realty Trust Inc.	22,493	264
* Ocwen Financial Corp.	74,400	256
FS Bancorp Inc.	4,931	255
* Regional Management Corp.	10,486	254
* PCSB Financial Corp.	13,317	251
Independence Holding Co.	9,666	244
Clipper Realty Inc.	22,378	240
Bank of Marin Bancorp	3,495	239
LCNB Corp.	11,324	237
One Liberty Properties Inc.	9,698	236
^ Innovative Industrial Properties Inc.	12,613	236
CNB Financial Corp.	8,629	236
* FRP Holdings Inc.	5,200	235
* Citizens Inc. Class A	31,923	235
^ Farmland Partners Inc.	25,906	234
Bluerock Residential Growth REIT Inc. Class A	21,010	232
* National Commerce Corp.	5,400	231
Farmers & Merchants Bancorp Inc.	6,274	229

First Bancorp Inc.	7,436	225
West Bancorporation Inc.	9,152	223
* Atlantic Coast Financial Corp.	24,886	219
* Nicolet Bankshares Inc.	3,801	219
* Tejon Ranch Co.	10,322	218
United Insurance Holdings Corp.	13,318	217
GAIN Capital Holdings Inc.	33,658	215
Independent Bank Corp.	9,426	213
RMR Group Inc. Class A	4,122	212
* AV Homes Inc.	12,328	211
* Redfin Corp.	8,366	210
* Global Indemnity Ltd.	4,932	209
^ Orchid Island Capital Inc.	20,500	209
Citizens & Northern Corp.	8,016	197
* Equity Bancshares Inc. Class A	5,504	196
Civista Bancshares Inc.	8,700	194
SI Financial Group Inc.	12,894	193
American National Bankshares Inc.	4,639	191
Peoples Financial Services Corp.	3,941	188
Access National Corp.	6,547	188
Global Self Storage Inc.	39,305	187
* Altisource Portfolio Solutions SA	7,006	181
ESSA Bancorp Inc.	11,543	181
First Bancshares Inc.	6,000	181
* WMIH Corp.	190,248	181
Ames National Corp.	6,054	181
* Atlas Financial Holdings Inc.	9,560	181
Bank of Commerce Holdings	15,700	181
* Southern First Bancshares Inc.	4,828	175
* HarborOne Bancorp Inc.	9,300	175
Consolidated-Tomoka Land Co.	2,900	174
Xenith Bankshares Inc.	5,320	173
Orrstown Financial Services Inc.	6,920	172
* Bay Bancorp Inc.	15,100	171
Arrow Financial Corp.	4,959	170
Great Ajax Corp.	12,039	170
Century Bancorp Inc. Class A	2,107	169
First Mid-Illinois Bancshares Inc.	4,366	168
National Bankshares Inc.	3,644	164
MBT Financial Corp.	14,741	161
Old Line Bancshares Inc.	5,764	161
Farmers Capital Bank Corp.	3,808	160
Sun Bancorp Inc.	6,440	160
Sierra Bancorp	5,807	158
* Pacific Mercantile Bancorp	16,913	155
Northrim BanCorp Inc.	4,388	153
Western New England Bancorp Inc.	13,768	150
Pzena Investment Management Inc. Class A	13,626	148
* BSB Bancorp Inc.	4,902	147
* Hallmark Financial Services Inc.	12,230	142
Central Valley Community Bancorp	6,320	141
WashingtonFirst Bankshares Inc.	3,944	140
Hingham Institution for Savings	734	140
Premier Financial Bancorp Inc.	6,402	139
* Safeguard Scientifics Inc.	10,236	137
First Financial Northwest Inc.	7,735	131
Home Bancorp Inc.	3,133	131

^	Global Medical REIT Inc.	14,476	130
	Resource Capital Corp.	12,023	130
*	Coastway Bancorp Inc.	6,522	129
	Associated Capital Group Inc. Class A	3,601	129
	First Internet Bancorp	3,935	127
*	Impac Mortgage Holdings Inc.	9,700	127
	Sotherly Hotels Inc.	21,370	126
	Capital City Bank Group Inc.	5,193	125
	MutualFirst Financial Inc.	3,226	124
	Ashford Hospitality Prime Inc.	12,986	123
	Southern National Bancorp of Virginia Inc.	7,147	121
	Federated National Holding Co.	7,746	121
	Cherry Hill Mortgage Investment Corp.	6,580	119
	Penns Woods Bancorp Inc.	2,515	117
	Clifton Bancorp Inc.	6,917	116
	Investors Title Co.	642	115
	Commerce Union Bancshares Inc.	4,900	114
	Five Oaks Investment Corp.	25,250	113
*	Sunshine Bancorp Inc.	4,828	112
	Baldwin & Lyons Inc.	4,773	108
	Oppenheimer Holdings Inc. Class A	6,100	106
	AmeriServ Financial Inc.	25,974	104
	First Business Financial Services Inc.	4,375	100
	Safety Income and Growth Inc.	5,286	99
	Provident Financial Holdings Inc.	4,937	97
*	Trinity Place Holdings Inc.	13,754	97
	Reis Inc.	5,175	93
	Timberland Bancorp Inc.	2,903	91
	Guaranty Bancshares Inc.	2,800	90
3	Federal Agricultural Mortgage Corp. Class A	1,200	89
*	Community Bankers Trust Corp.	9,600	88
	C&F Financial Corp.	1,595	88
	Northeast Bancorp	3,351	88
	Shore Bancshares Inc.	5,231	87
	Marlin Business Services Corp.	2,977	86
	FNB Bancorp	2,500	85
	Kingstone Cos. Inc.	5,028	82
	Investar Holding Corp.	3,367	81
	Charter Financial Corp.	4,367	81
	First Savings Financial Group Inc.	1,513	80
	Owens Realty Mortgage Inc.	4,339	79
	Wheeler REIT Inc.	6,650	77
	Tiptree Inc.	12,203	76
	Codorus Valley Bancorp Inc.	2,284	70
	EMC Insurance Group Inc.	2,382	67
	United Bancorp Inc.	5,633	66
	Bear State Financial Inc.	6,137	63
	Sutherland Asset Management Corp.	3,960	62
	Summit Financial Group Inc.	2,381	61
	Territorial Bancorp Inc.	1,900	60
	HopFed Bancorp Inc.	4,115	59
	Griffin Industrial Realty Inc.	1,544	56
*,^	Consumer Portfolio Services Inc.	12,245	56
	Macatawa Bank Corp.	5,133	53
	Unity Bancorp Inc.	2,500	50
*	Health Insurance Innovations Inc. Class A	3,400	49
	Atlantic American Corp.	15,600	49

	Parke Bancorp Inc.	2,170	48
*	Malvern Bancorp Inc.	1,800	48
*	Altisource Asset Management Corp.	600	48
	Bankwell Financial Group Inc.	1,280	47
*	Aspen Group Inc.	7,360	46
	American River Bankshares	3,207	45
	BCB Bancorp Inc.	3,200	45
*	Provident Bancorp Inc.	1,863	43
*,^,2	Tobira Therapeutics CVR Exp. 12/31/28	9,469	43
	Hamilton Lane Inc. Class A	1,570	42
	Ellington Residential Mortgage REIT	2,900	42
*	RMG Networks Holding Corp.	19,739	42
*	Ashford Inc.	669	41
	Granite Point Mortgage Trust Inc.	2,160	40
	RAIT Financial Trust	54,821	40
	MidSouth Bancorp Inc.	3,241	39
*	First Northwest Bancorp	2,264	39
*	Maui Land & Pineapple Co. Inc.	2,699	38
	Evans Bancorp Inc.	834	36
	Hennessy Advisors Inc.	2,250	35
	BankFinancial Corp.	1,967	31
	Two River Bancorp	1,500	30
	Union Bankshares Inc.	614	30
*	Byline Bancorp Inc.	1,259	27
*	SmartFinancial Inc.	1,104	27
	First Bank	1,887	25
	Peoples Bancorp of North Carolina Inc.	654	23
	Chemung Financial Corp.	485	23
	ACNB Corp.	819	23
	Riverview Bancorp Inc.	2,515	21
	Silvercrest Asset Management Group Inc. Class A	1,432	21
*,^	Walter Investment Management Corp.	35,023	21
	California First National Bancorp	1,033	19
^	CPI Card Group Inc.	15,460	18
	Citizens First Corp.	700	17
*	RBB Bancorp	701	16
	Southern Missouri Bancorp Inc.	400	15
*	1347 Property Insurance Holdings Inc.	1,800	14
*	Bank of Princeton	405	13
*	Performant Financial Corp.	6,364	12
	DNB Financial Corp.	291	10
*	Capstar Financial Holdings Inc.	500	10
*	Intersections Inc.	2,900	10
*	First Acceptance Corp.	8,936	10
	County Bancorp Inc.	286	9
	CB Financial Services Inc.	236	7
	Donegal Group Inc. Class A	422	7
	WVS Financial Corp.	400	7
	Fifth Street Asset Management Inc.	1,500	6
*	HV Bancorp Inc.	354	5
*	Security National Financial Corp. Class A	1,012	5
*	ZAIS Group Holdings Inc.	1,100	4
	Summit State Bank	290	4
*	Asta Funding Inc.	419	3
	1st Constitution Bancorp	173	3
	First Guaranty Bancshares Inc.	100	3
*	Entegra Financial Corp.	100	2

	Medley Management Inc. Class A	400	2
*	Jason Industries Inc.	1,500	2
	Sussex Bancorp	100	2
*,^	ITUS Corp.	600	2
*,2	Ambit Biosciences Corp. CVR	1,900	1
*	Anchor Bancorp Inc.	44	1
*	Conifer Holdings Inc.	100	1
*	Connecture Inc.	800	1
			4,368,045
Health Care (7.9%)
	Johnson & Johnson	2,198,156	285,782
	Pfizer Inc.	4,863,253	173,618
	UnitedHealth Group Inc.	787,923	154,315
	Merck & Co. Inc.	2,232,750	142,963
	AbbVie Inc.	1,307,718	116,204
	Amgen Inc.	599,677	111,810
*	Celgene Corp.	641,008	93,472
	Gilead Sciences Inc.	1,073,103	86,943
	Medtronic plc	1,114,113	86,645
	Bristol-Myers Squibb Co.	1,346,678	85,837
	Abbott Laboratories	1,419,152	75,726
	Eli Lilly & Co.	810,740	69,351
	Thermo Fisher Scientific Inc.	325,037	61,497
	Allergan plc	274,521	56,263
*	Biogen Inc.	174,644	54,685
	Aetna Inc.	276,692	43,997
	Anthem Inc.	214,180	40,668
	Cigna Corp.	206,548	38,612
	Becton Dickinson and Co.	184,419	36,137
	Stryker Corp.	242,434	34,430
*	Intuitive Surgical Inc.	31,282	32,717
*	Boston Scientific Corp.	1,114,861	32,520
*	Vertex Pharmaceuticals Inc.	206,706	31,428
*	Express Scripts Holding Co.	480,583	30,431
	Humana Inc.	120,128	29,267
*	Regeneron Pharmaceuticals Inc.	64,518	28,847
	Zoetis Inc.	398,492	25,408
	Baxter International Inc.	394,451	24,752
*	Alexion Pharmaceuticals Inc.	174,345	24,459
*	Illumina Inc.	119,241	23,753
*	HCA Healthcare Inc.	245,241	19,519
	Zimmer Biomet Holdings Inc.	164,438	19,254
*	Edwards Lifesciences Corp.	172,163	18,819
	CR Bard Inc.	58,670	18,804
*	Incyte Corp.	143,119	16,708
*	BioMarin Pharmaceutical Inc.	145,637	13,554
*	Mylan NV	418,039	13,114
*	Centene Corp.	133,839	12,952
*	Laboratory Corp. of America Holdings	82,511	12,457
*	Quintiles IMS Holdings Inc.	120,317	11,439
	Dentsply Sirona Inc.	187,831	11,234
*	Waters Corp.	62,474	11,215
*	IDEXX Laboratories Inc.	71,770	11,160
*	Align Technology Inc.	58,719	10,938
*	Henry Schein Inc.	129,870	10,648
	Quest Diagnostics Inc.	109,687	10,271
	Perrigo Co. plc	111,323	9,423

Cooper Cos. Inc.	39,359	9,332
ResMed Inc.	114,896	8,842
Teleflex Inc.	36,397	8,807
* Hologic Inc.	228,637	8,389
Universal Health Services Inc. Class B	73,287	8,130
* Alnylam Pharmaceuticals Inc.	67,465	7,926
* DaVita Inc.	129,706	7,703
* Varian Medical Systems Inc.	75,087	7,513
* Kite Pharma Inc.	40,497	7,282
* Jazz Pharmaceuticals plc	47,161	6,897
* Alkermes plc	126,861	6,450
* WellCare Health Plans Inc.	36,278	6,230
STERIS plc	66,929	5,917
West Pharmaceutical Services Inc.	60,902	5,862
* Exelixis Inc.	240,180	5,820
* ABIOMED Inc.	33,850	5,707
* Bioverativ Inc.	89,833	5,127
* Bluebird Bio Inc.	37,210	5,111
* Ionis Pharmaceuticals Inc.	100,098	5,075
* Catalent Inc.	113,651	4,537
* Exact Sciences Corp.	95,466	4,498
* Neurocrine Biosciences Inc.	73,052	4,477
* Seattle Genetics Inc.	78,974	4,297
* United Therapeutics Corp.	35,986	4,217
* Charles River Laboratories International Inc.	37,915	4,096
* TESARO Inc.	30,298	3,911
Hill-Rom Holdings Inc.	52,768	3,905
* Bio-Rad Laboratories Inc. Class A	17,238	3,831
Bio-Techne Corp.	31,682	3,830
* PAREXEL International Corp.	41,664	3,670
HealthSouth Corp.	78,846	3,654
* Alere Inc.	71,404	3,641
* DexCom Inc.	70,353	3,442
* MEDNAX Inc.	78,784	3,397
* INC Research Holdings Inc. Class A	63,116	3,301
* Acadia Healthcare Co. Inc.	67,233	3,211
* Masimo Corp.	36,587	3,167
* Clovis Oncology Inc.	38,413	3,165
* PRA Health Sciences Inc.	40,834	3,110
Healthcare Services Group Inc.	57,025	3,078
* Juno Therapeutics Inc.	68,600	3,077
* ACADIA Pharmaceuticals Inc.	80,978	3,050
* Nektar Therapeutics Class A	126,903	3,046
* Puma Biotechnology Inc.	25,419	3,044
* Mallinckrodt plc	79,566	2,973
* FibroGen Inc.	54,805	2,948
Cantel Medical Corp.	30,605	2,882
* Portola Pharmaceuticals Inc.	49,600	2,680
* Integra LifeSciences Holdings Corp.	52,898	2,670
Patterson Cos. Inc.	66,095	2,555
* Neogen Corp.	32,682	2,532
* Prestige Brands Holdings Inc.	49,586	2,484
* Akorn Inc.	74,539	2,474
* Insulet Corp.	44,848	2,470
Bruker Corp.	81,884	2,436
* Ligand Pharmaceuticals Inc.	17,601	2,396
* Molina Healthcare Inc.	34,534	2,375

*	VWR Corp.	69,217	2,292
*,^	OPKO Health Inc.	328,057	2,250
*	Spark Therapeutics Inc.	24,716	2,204
*	Penumbra Inc.	24,297	2,194
*	Sarepta Therapeutics Inc.	48,279	2,190
*	Wright Medical Group NV	84,517	2,186
*	NuVasive Inc.	39,076	2,167
*	Agios Pharmaceuticals Inc.	32,179	2,148
*	Medicines Co.	57,921	2,145
*	ICU Medical Inc.	11,206	2,083
*	Myriad Genetics Inc.	55,482	2,007
*	Haemonetics Corp.	44,612	2,002
*	LifePoint Health Inc.	34,553	2,001
*	Insmed Inc.	63,257	1,974
*	Amicus Therapeutics Inc.	130,869	1,973
*	Array BioPharma Inc.	156,894	1,930
*	Blueprint Medicines Corp.	26,624	1,855
*	Horizon Pharma plc	145,023	1,839
*	Nevro Corp.	19,945	1,813
*	Brookdale Senior Living Inc.	168,612	1,787
*	Omnicell Inc.	34,611	1,767
*	Select Medical Holdings Corp.	91,155	1,750
*	Merit Medical Systems Inc.	41,162	1,743
*	Halozyme Therapeutics Inc.	98,918	1,718
*	Loxo Oncology Inc.	18,282	1,684
*	Ironwood Pharmaceuticals Inc. Class A	106,516	1,680
*	Halyard Health Inc.	37,063	1,669
*	Sage Therapeutics Inc.	26,342	1,641
*	Magellan Health Inc.	18,946	1,635
*	Supernus Pharmaceuticals Inc.	40,674	1,627
*	Globus Medical Inc.	53,739	1,597
*	Corcept Therapeutics Inc.	81,763	1,578
*	Ultragenyx Pharmaceutical Inc.	29,592	1,576
*	Inogen Inc.	16,109	1,532
*	HMS Holdings Corp.	75,215	1,494
*	NxStage Medical Inc.	54,072	1,492
*	Aerie Pharmaceuticals Inc.	29,817	1,449
	Owens & Minor Inc.	48,782	1,424
*	Avexis Inc.	14,474	1,400
*	Impax Laboratories Inc.	67,020	1,360
*,^	Tenet Healthcare Corp.	82,473	1,355
*	Amedisys Inc.	23,114	1,293
*	Immunomedics Inc.	89,087	1,245
*	Tivity Health Inc.	30,327	1,237
*	Radius Health Inc.	31,300	1,207
*	Emergent BioSolutions Inc.	29,603	1,197
*	Pacira Pharmaceuticals Inc.	31,353	1,177
*	Acceleron Pharma Inc.	31,248	1,166
*	Teladoc Inc.	34,473	1,143
*	Sangamo Therapeutics Inc.	75,615	1,134
*	Theravance Biopharma Inc.	32,821	1,124
*	OraSure Technologies Inc.	49,733	1,119
*	Repligen Corp.	29,166	1,118
*	Dynavax Technologies Corp.	50,793	1,092
*	Acorda Therapeutics Inc.	45,352	1,073
	CONMED Corp.	19,509	1,024
*	Momenta Pharmaceuticals Inc.	55,212	1,021

*	Zogenix Inc.	29,075	1,019
*	Novocure Ltd.	50,325	999
*	Five Prime Therapeutics Inc.	24,200	990
*	Varex Imaging Corp.	28,759	973
*	Envision Healthcare Corp.	21,341	959
*	Retrophin Inc.	38,150	950
*	Natus Medical Inc.	24,831	931
*	Anika Therapeutics Inc.	15,821	918
*	Esperion Therapeutics Inc.	18,300	917
*	Quidel Corp.	20,812	913
*	MiMedx Group Inc.	75,811	901
*	Global Blood Therapeutics Inc.	28,897	897
*	LHC Group Inc.	12,633	896
*	Innoviva Inc.	62,885	888
	Analogic Corp.	10,502	880
*	Epizyme Inc.	46,155	879
*,^	Intrexon Corp.	46,172	878
	Ensign Group Inc.	38,640	873
*	BioTelemetry Inc.	26,156	863
*,^	TherapeuticsMD Inc.	156,308	827
*	Spectrum Pharmaceuticals Inc.	58,739	826
*	ZIOPHARM Oncology Inc.	133,358	819
*	K2M Group Holdings Inc.	38,175	810
*	Genomic Health Inc.	25,175	808
*	AngioDynamics Inc.	46,993	803
*	Aimmune Therapeutics Inc.	32,193	798
*	Dermira Inc.	28,954	782
*	MyoKardia Inc.	18,100	776
*	Vanda Pharmaceuticals Inc.	42,954	769
*	Omeros Corp.	34,863	754
*	iRhythm Technologies Inc.	14,490	752
	Abaxis Inc.	16,612	742
*	Arena Pharmaceuticals Inc.	28,340	723
*	REGENXBIO Inc.	21,873	721
*	Community Health Systems Inc.	93,387	717
	Atrion Corp.	1,034	695
*	Alder Biopharmaceuticals Inc.	56,631	694
*	PharMerica Corp.	23,476	688
*	Orthofix International NV	14,470	684
*	Intersect ENT Inc.	21,900	682
*	Xencor Inc.	29,602	678
*	ImmunoGen Inc.	85,510	654
*	Cardiovascular Systems Inc.	22,833	643
*	Eagle Pharmaceuticals Inc.	10,680	637
*	Editas Medicine Inc.	26,210	629
*	Paratek Pharmaceuticals Inc.	24,900	625
	Luminex Corp.	30,512	620
*	Heron Therapeutics Inc.	38,337	619
*	Lantheus Holdings Inc.	34,688	617
*	Keryx Biopharmaceuticals Inc.	86,239	612
*	AtriCure Inc.	26,967	603
*	Amphastar Pharmaceuticals Inc.	33,036	590
*	Revance Therapeutics Inc.	21,300	587
*	NeoGenomics Inc.	51,749	576
*	Enanta Pharmaceuticals Inc.	12,174	570
*	AxoGen Inc.	29,320	567
*	Glaukos Corp.	16,751	553

	Invacare Corp.	35,071	552
*	PTC Therapeutics Inc.	27,400	548
*	SciClone Pharmaceuticals Inc.	48,479	543
*	CryoLife Inc.	23,566	535
	US Physical Therapy Inc.	8,607	529
*	Intra-Cellular Therapies Inc. Class A	33,135	523
*	Akebia Therapeutics Inc.	26,409	519
*	Achillion Pharmaceuticals Inc.	115,003	516
*	Pacific Biosciences of California Inc.	98,134	515
*	Heska Corp.	5,700	502
*	AMAG Pharmaceuticals Inc.	27,159	501
*	Triple-S Management Corp. Class B	20,928	496
	Meridian Bioscience Inc.	34,640	495
*	Cytokinetics Inc.	33,525	486
*,^	Rockwell Medical Inc.	56,596	484
*,^	Flexion Therapeutics Inc.	20,000	484
*	La Jolla Pharmaceutical Co.	13,826	481
*,^	Lannett Co. Inc.	25,922	478
*,^	Accelerate Diagnostics Inc.	21,120	474
*	MacroGenics Inc.	25,037	463
*	Karyopharm Therapeutics Inc.	42,055	462
*	HealthStream Inc.	19,723	461
*	Aclaris Therapeutics Inc.	17,852	461
*	Almost Family Inc.	8,541	459
*,^	Synergy Pharmaceuticals Inc.	156,923	455
*	BioCryst Pharmaceuticals Inc.	85,748	449
*	Ignyta Inc.	36,374	449
*,^	TG Therapeutics Inc.	37,322	442
*	PDL BioPharma Inc.	128,200	435
*	ANI Pharmaceuticals Inc.	8,269	434
	National HealthCare Corp.	6,871	430
*	Inovio Pharmaceuticals Inc.	67,200	426
*	AnaptysBio Inc.	12,138	424
*	Tetraphase Pharmaceuticals Inc.	61,500	421
	LeMaitre Vascular Inc.	11,200	419
*	Foundation Medicine Inc.	10,273	413
*	CorVel Corp.	7,554	411
*	AVEO Pharmaceuticals Inc.	112,100	409
*,^	Achaogen Inc.	25,554	408
*	Lexicon Pharmaceuticals Inc.	32,614	401
*	Teligent Inc.	59,503	399
*	Cutera Inc.	9,465	391
*	Tactile Systems Technology Inc.	12,615	390
*,^	Abeona Therapeutics Inc.	22,600	385
	Utah Medical Products Inc.	5,221	384
*	Kura Oncology Inc.	25,685	384
*	Voyager Therapeutics Inc.	18,400	379
*	GenMark Diagnostics Inc.	38,989	375
*	Atara Biotherapeutics Inc.	22,224	368
*	Medpace Holdings Inc.	11,523	368
*	Calithera Biosciences Inc.	23,012	362
*	Cymabay Therapeutics Inc.	44,698	360
*	RadNet Inc.	30,936	357
*	Antares Pharma Inc.	109,944	356
*	Assembly Biosciences Inc.	10,200	356
*	Endologix Inc.	79,239	353
*	BioScrip Inc.	128,205	353

*	Iovance Biotherapeutics Inc.	44,793	347
*	Progenics Pharmaceuticals Inc.	46,726	344
*	Akcea Therapeutics Inc.	12,293	340
*	GlycoMimetics Inc.	23,852	334
*	Reata Pharmaceuticals Inc. Class A	10,636	331
*,^	Adamas Pharmaceuticals Inc.	15,513	328
*	Surmodics Inc.	10,580	328
*	Agenus Inc.	73,900	326
*	Civitas Solutions Inc.	17,367	320
*	Sucampo Pharmaceuticals Inc. Class A	27,107	320
*	Coherus Biosciences Inc.	23,687	316
*	Corium International Inc.	28,538	316
*	Entellus Medical Inc.	16,892	312
*	Audentes Therapeutics Inc.	11,043	309
*	Enzo Biochem Inc.	29,379	308
*	Stemline Therapeutics Inc.	26,474	294
*	Capital Senior Living Corp.	23,380	293
*	CytomX Therapeutics Inc.	16,122	293
*	Jounce Therapeutics Inc.	18,691	291
*	Arrowhead Pharmaceuticals Inc.	66,189	287
*,^	Geron Corp.	129,700	283
*,^	Bellicum Pharmaceuticals Inc.	24,214	280
*	Accuray Inc.	69,449	278
*	Minerva Neurosciences Inc.	36,257	276
*	Athersys Inc.	130,023	268
*	Seres Therapeutics Inc.	16,445	264
*	Invitae Corp.	28,015	262
*	STAAR Surgical Co.	21,070	262
*	Natera Inc.	19,738	254
*	Aduro Biotech Inc.	23,178	247
*,^	Senseonics Holdings Inc.	75,118	240
*,^	Cara Therapeutics Inc.	17,300	237
*	Cerus Corp.	85,420	233
*	Aratana Therapeutics Inc.	37,400	229
*	Depomed Inc.	38,861	225
*	Addus HomeCare Corp.	6,320	223
*	Chimerix Inc.	42,146	221
*	Ardelyx Inc.	39,319	220
*	Exactech Inc.	6,422	212
*	Novavax Inc.	184,704	211
*	BioDelivery Sciences International Inc.	71,144	210
*	Invuity Inc.	23,256	207
*	Idera Pharmaceuticals Inc.	91,536	204
*	Rigel Pharmaceuticals Inc.	80,161	204
*	Verastem Inc.	42,665	201
*	Durect Corp.	111,845	198
*	ChemoCentryx Inc.	26,403	196
*,^	Insys Therapeutics Inc.	22,040	196
*	NanoString Technologies Inc.	12,064	195
*	Peregrine Pharmaceuticals Inc.	61,921	194
*	Intellia Therapeutics Inc.	7,800	194
*	Corbus Pharmaceuticals Holdings Inc.	27,092	194
*	Fluidigm Corp.	38,148	192
*,^	Collegium Pharmaceutical Inc.	18,140	190
*	Celldex Therapeutics Inc.	65,091	186
*	Sientra Inc.	11,700	180
*	Concert Pharmaceuticals Inc.	11,700	173

*,^	Organovo Holdings Inc.	76,503	170
*	Adamis Pharmaceuticals Corp.	32,500	170
*	Mirati Therapeutics Inc.	14,400	168
*	Surgery Partners Inc.	16,097	167
*	Veracyte Inc.	18,784	165
*,^	Intercept Pharmaceuticals Inc.	2,800	162
*	ConforMIS Inc.	44,238	156
*	Fortress Biotech Inc.	34,496	152
*	FONAR Corp.	4,900	149
*	Edge Therapeutics Inc.	13,585	146
*	R1 RCM Inc.	39,147	145
*	RTI Surgical Inc.	31,405	143
*	Selecta Biosciences Inc.	7,613	139
*	Catalyst Pharmaceuticals Inc.	54,227	137
*,^	AcelRx Pharmaceuticals Inc.	29,180	134
*	BioTime Inc.	46,244	131
*	Merrimack Pharmaceuticals Inc.	8,976	130
*,^	Kadmon Holdings Inc.	38,701	130
*	NewLink Genetics Corp.	12,232	125
*	Corindus Vascular Robotics Inc.	80,300	122
*	Syros Pharmaceuticals Inc.	8,200	121
*	Conatus Pharmaceuticals Inc.	21,492	118
*	Madrigal Pharmaceuticals Inc.	2,620	118
*	Neos Therapeutics Inc.	12,124	111
*,^	Anavex Life Sciences Corp.	25,900	107
*	Tocagen Inc.	8,400	105
*	Recro Pharma Inc.	11,400	102
*,^	Zynerba Pharmaceuticals Inc.	12,100	101
*	ArQule Inc.	89,476	99
*	Corvus Pharmaceuticals Inc.	6,200	99
*,^	Ocular Therapeutix Inc.	15,120	93
*	BioSpecifics Technologies Corp.	1,992	93
*	NantKwest Inc.	16,692	91
*	Cempra Inc.	27,400	89
*,^	ViewRay Inc.	15,424	89
*	Vericel Corp.	14,301	86
*	Curis Inc.	52,806	79
*	Ophthotech Corp.	26,911	76
*	PetIQ Inc.	2,702	73
*	VIVUS Inc.	72,900	72
*	KemPharm Inc.	19,300	71
*	Dimension Therapeutics Inc.	11,800	71
*,^	NanoViricides Inc.	61,000	70
*	Syndax Pharmaceuticals Inc.	5,913	69
*	Bovie Medical Corp.	20,173	68
*	Cascadian Therapeutics Inc.	16,641	68
*	Deciphera Pharmaceuticals Inc.	3,570	68
*	Otonomy Inc.	20,810	68
*	SeaSpine Holdings Corp.	5,954	67
*	Agile Therapeutics Inc.	14,960	67
*	Cumberland Pharmaceuticals Inc.	9,063	64
*	Palatin Technologies Inc.	94,000	62
*	Molecular Templates Inc.	8,926	62
*	Alimera Sciences Inc.	44,600	60
*,^	CytoSorbents Corp.	9,681	60
*	Harvard Bioscience Inc.	14,884	56
*,^	SCYNEXIS Inc.	22,773	55

*	Kindred Biosciences Inc.	6,824	54
*	Trevena Inc.	20,355	52
*	OncoMed Pharmaceuticals Inc.	11,400	52
	Psychemedics Corp.	2,755	51
*	Zafgen Inc.	14,385	51
*,^	MannKind Corp.	23,000	50
*	Marinus Pharmaceuticals Inc.	8,500	50
*,^	Navidea Biopharmaceuticals Inc.	115,202	48
*	Kala Pharmaceuticals Inc.	1,900	43
*	Versartis Inc.	17,333	42
*	Protagonist Therapeutics Inc.	2,389	42
*	Juniper Pharmaceuticals Inc.	9,069	41
*	Immune Design Corp.	3,932	41
*,^	Savara Inc.	4,303	40
*	Matinas BioPharma Holdings Inc.	30,218	40
*	G1 Therapeutics Inc.	1,600	40
*	Adverum Biotechnologies Inc.	10,825	39
*	Axsome Therapeutics Inc.	7,087	39
*	Dicerna Pharmaceuticals Inc.	6,723	39
*,^	Regulus Therapeutics Inc.	30,200	38
*	ContraFect Corp.	33,625	37
*	Fate Therapeutics Inc.	9,300	37
*,^	Sophiris Bio Inc.	17,200	37
*	Aptevo Therapeutics Inc.	15,451	35
*	Infinity Pharmaceuticals Inc.	25,446	34
*,^	Synthetic Biologics Inc.	35,847	33
*	Actinium Pharmaceuticals Inc.	56,800	33
*	Asterias Biotherapeutics Inc.	9,201	31
*	IsoRay Inc.	59,283	31
*	Alpine Immune Sciences Inc.	2,536	29
*	Genocea Biosciences Inc.	20,054	29
*	Chembio Diagnostics Inc.	4,639	29
*,^	Inotek Pharmaceuticals Corp.	16,100	29
*	Oncocyte Corp.	3,778	29
	Daxor Corp.	5,172	28
*,^	EyeGate Pharmaceuticals Inc.	24,301	28
*	Clearside Biomedical Inc.	3,200	28
*,^	Bio-Path Holdings Inc.	76,772	28
*	Mersana Therapeutics Inc.	1,584	27
*	Sunesis Pharmaceuticals Inc.	14,107	27
*	Viveve Medical Inc.	5,200	27
*,^	Obalon Therapeutics Inc.	2,800	27
*	MEI Pharma Inc.	9,944	27
	Digirad Corp.	7,706	27
*	OvaScience Inc.	18,713	27
*,^	Tandem Diabetes Care Inc.	36,400	27
*,^	Imprimis Pharmaceuticals Inc.	16,400	26
*,^	Vital Therapies Inc.	5,203	26
*,^	ContraVir Pharmaceuticals Inc.	50,300	26
*	IRIDEX Corp.	2,768	26
*	Applied Genetic Technologies Corp.	6,300	25
*	Aevi Genomic Medicine Inc.	19,572	25
*	ARCA biopharma Inc.	22,000	24
*	NantHealth Inc.	5,800	24
*,^	CytRx Corp.	57,809	24
*	Eiger BioPharmaceuticals Inc.	2,118	23
*	iBio Inc.	71,319	23

*	MediciNova Inc.	3,485	22
*	Proteon Therapeutics Inc.	11,000	22
*,^	Trovagene Inc.	29,620	22
*,^	Orexigen Therapeutics Inc.	9,260	20
*	Aldeyra Therapeutics Inc.	2,699	19
*	Athenex Inc.	1,048	18
*	CorMedix Inc.	33,680	18
*	Wright Medical Group Inc. CVR Exp. 03/01/19	11,147	17
*	Proteostasis Therapeutics Inc.	8,245	17
*	Ovid therapeutics Inc.	1,900	16
*	Sienna Biopharmaceuticals Inc.	701	16
*,^	Titan Pharmaceuticals Inc.	8,640	15
*,^	Genesis Healthcare Inc.	12,929	15
*	Biolase Inc.	24,315	15
*	Five Star Senior Living Inc.	8,876	14
*,^	Catabasis Pharmaceuticals Inc.	6,200	13
*	InfuSystem Holdings Inc.	5,850	12
*	Second Sight Medical Products Inc.	9,700	12
*	Sonoma Pharmaceuticals Inc.	2,200	11
*	Evoke Pharma Inc.	3,400	11
*	Galectin Therapeutics Inc.	4,900	10
*	Repros Therapeutics Inc.	31,860	10
*	Spring Bank Pharmaceuticals Inc.	600	10
*	CASI Pharmaceuticals Inc.	5,675	10
*	Quorum Health Corp.	1,900	10
*	Ohr Pharmaceutical Inc.	12,700	9
*	Dova Pharmaceuticals Inc.	374	9
*	Ekso Bionics Holdings Inc.	7,428	9
*,^	Biocept Inc.	7,100	9
*	Aeglea BioTherapeutics Inc.	1,818	9
*	CareDx Inc.	2,068	8
*,^	Rexahn Pharmaceuticals Inc.	3,160	8
*	ADMA Biologics Inc.	2,457	8
*	aTyr Pharma Inc.	1,400	7
*,^	Cancer Genetics Inc.	2,500	7
*	Endocyte Inc.	4,569	6
*	Altimmune Inc.	2,720	6
*	Novus Therapeutics Inc.	1,199	6
*,^	Neuralstem Inc.	4,626	6
*	Cogentix Medical Inc.	2,300	6
*,^	Novan Inc.	1,037	6
*,2	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Anthera Pharmaceuticals Inc.	3,900	6
*	Presbia plc	1,188	5
*	Misonix Inc.	500	5
*	CTI BioPharma Corp.	1,500	5
*	Aviragen Therapeutics Inc.	6,900	5
*,2	Seventy Seven Energy Inc Escrow Line	42,434	5
*	OncoSec Medical Inc.	4,800	5
*,^	Tenax Therapeutics Inc.	12,702	5
*	Histogenics Corp.	2,300	5
*,^	Immune Pharmaceuticals Inc.	3,010	5
*,^	BrainStorm Cell Therapeutics Inc.	1,100	5
*,^	Dare Bioscience Inc.	1,430	4
*	Sorrento Therapeutics Inc.	2,500	4
*	Alphatec Holdings Inc.	1,870	4
*,^	Ocera Therapeutics Inc.	3,700	4

*	Champions Oncology Inc.	1,100	4
*,^	Capricor Therapeutics Inc.	1,200	4
*	Achieve Life Sciences Inc.	1,763	4
*	iRadimed Corp.	344	3
	MGC Diagnostics Corp.	363	3
*,2	Media General Inc. CVR to Exp. 12/31/49	82,296	3
*	Vermillion Inc.	1,607	3
*	Aileron Therapeutics Inc.	213	3
	Diversicare Healthcare Services Inc.	200	2
*	Fibrocell Science Inc.	734	2
*	Ampio Pharmaceuticals Inc.	3,600	2
*	Synlogic Inc.	114	2
*	Caladrius Biosciences Inc.	600	2
*	Joint Corp.	400	2
*	GTx Inc.	220	2
*	Amedica Corp.	6,000	2
*	Avinger Inc.	4,704	2
*	pSivida Corp.	1,400	2
*	Cytori Therapeutics Inc.	3,675	1
*	Onconova Therapeutics Inc.	700	1
*	Tracon Pharmaceuticals Inc.	300	1
*,^	CEL-SCI Corp.	500	1
*	Apricus Biosciences Inc.	411	1
*	Oncobiologics Inc.	500	1
*,^	Aethlon Medical Inc.	400	1
*,^	Argos Therapeutics Inc.	3,200	1
*	AdCare Health Systems Inc.	600	1
*	Alliqua BioMedical Inc.	1,300	—
*	Hemispherx Biopharma Inc.	1,300	—
*	Zosano Pharma Corp.	477	—
*	Milestone Scientific Inc.	200	—
*	Microbot Medical Inc.	91	—
*	Arcadia Biosciences Inc.	200	—
*	Biostage Inc.	200	—
*,2	Clinical Data CVR	9,500	—
*,2	Seventy Seven Energy Inc Warrants Exp. 8/1/21	2,359	—
*,2	Seventy Seven Energy Inc Warrants Exp. 8/1/23	2,123	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*,2	NuPathe Inc. CVR	6,287	—
			2,805,279
Industrials (8.0%)
	General Electric Co.	7,097,290	171,612
	Boeing Co.	460,817	117,144
	3M Co.	484,072	101,607
	Honeywell International Inc.	615,383	87,224
	Union Pacific Corp.	656,007	76,077
	United Technologies Corp.	595,188	69,089
	Accenture plc Class A	506,077	68,356
	United Parcel Service Inc. Class B	554,770	66,622
	Lockheed Martin Corp.	199,167	61,800
	Caterpillar Inc.	482,511	60,174
*	PayPal Holdings Inc.	935,242	59,884
	Raytheon Co.	236,954	44,211
	FedEx Corp.	194,883	43,962
	Danaher Corp.	508,056	43,581
	General Dynamics Corp.	206,470	42,446
	Northrop Grumman Corp.	140,935	40,550

CSX Corp.	722,662	39,212
Automatic Data Processing Inc.	345,618	37,783
Illinois Tool Works Inc.	249,692	36,944
Deere & Co.	260,402	32,704
Emerson Electric Co.	519,967	32,675
Norfolk Southern Corp.	234,245	30,977
Johnson Controls International plc	751,880	30,293
Eaton Corp. plc	362,493	27,836
Waste Management Inc.	351,414	27,505
Fidelity National Information Services Inc.	266,988	24,934
Sherwin-Williams Co.	68,361	24,476
TE Connectivity Ltd.	287,279	23,861
Cummins Inc.	135,608	22,786
* Fiserv Inc.	172,988	22,309
Amphenol Corp. Class A	247,025	20,908
PACCAR Inc.	284,036	20,547
Roper Technologies Inc.	80,940	19,701
Parker-Hannifin Corp.	108,652	19,016
Rockwell Automation Inc.	103,274	18,404
Ingersoll-Rand plc	206,316	18,397
Fortive Corp.	252,925	17,905
Rockwell Collins Inc.	132,434	17,310
Agilent Technologies Inc.	261,217	16,770
Paychex Inc.	264,083	15,834
Waste Connections Inc.	214,002	14,972
Vulcan Materials Co.	108,376	12,962
* Mettler-Toledo International Inc.	20,647	12,928
Republic Services Inc. Class A	188,267	12,437
AMETEK Inc.	186,989	12,349
L3 Technologies Inc.	62,955	11,863
Global Payments Inc.	124,168	11,800
* FleetCor Technologies Inc.	75,927	11,751
Ball Corp.	283,038	11,689
WestRock Co.	203,965	11,571
Dover Corp.	126,317	11,544
Fastenal Co.	234,686	10,697
Martin Marietta Materials Inc.	51,651	10,652
Textron Inc.	195,049	10,509
Masco Corp.	269,246	10,503
* Verisk Analytics Inc. Class A	124,662	10,371
TransDigm Group Inc.	39,537	10,108
Cintas Corp.	68,120	9,828
Fortune Brands Home & Security Inc.	144,320	9,703
Kansas City Southern	86,880	9,442
* United Rentals Inc.	68,029	9,438
* Vantiv Inc. Class A	131,916	9,296
Pentair plc	133,654	9,083
Xylem Inc.	144,733	9,065
Alliance Data Systems Corp.	40,356	8,941
CH Robinson Worldwide Inc.	115,830	8,815
Expeditors International of Washington Inc.	145,858	8,731
Total System Services Inc.	132,975	8,710
Packaging Corp. of America	75,122	8,615
Huntington Ingalls Industries Inc.	36,571	8,281
JB Hunt Transport Services Inc.	72,055	8,004
WW Grainger Inc.	44,162	7,938
* Trimble Inc.	201,479	7,908

Spirit AeroSystems Holdings Inc. Class A	101,472	7,886
* CoStar Group Inc.	29,127	7,813
Broadridge Financial Solutions Inc.	95,920	7,752
Owens Corning	98,042	7,584
IDEX Corp.	61,681	7,492
AO Smith Corp.	122,286	7,267
Cognex Corp.	65,469	7,220
Allegion plc	78,043	6,748
* Sensata Technologies Holding NV	138,550	6,660
* Crown Holdings Inc.	110,835	6,619
Sealed Air Corp.	154,569	6,603
Jack Henry & Associates Inc.	63,997	6,578
* First Data Corp. Class A	359,707	6,489
* XPO Logistics Inc.	95,361	6,464
Lennox International Inc.	35,896	6,424
ManpowerGroup Inc.	53,985	6,361
* Keysight Technologies Inc.	149,097	6,211
Acuity Brands Inc.	36,099	6,183
Orbital ATK Inc.	46,094	6,138
PerkinElmer Inc.	88,838	6,127
* IPG Photonics Corp.	33,069	6,120
Xerox Corp.	181,697	6,049
Old Dominion Freight Line Inc.	54,142	5,962
* TransUnion	124,611	5,889
* Berry Global Group Inc.	103,892	5,885
* Arrow Electronics Inc.	72,713	5,847
* HD Supply Holdings Inc.	161,860	5,838
Jacobs Engineering Group Inc.	98,806	5,757
Graco Inc.	44,420	5,494
Wabtec Corp.	71,771	5,437
HEICO Corp. Class A	71,134	5,420
Carlisle Cos. Inc.	51,981	5,213
Toro Co.	83,435	5,178
* Stericycle Inc.	70,028	5,015
Hubbell Inc. Class B	43,119	5,003
Oshkosh Corp.	59,950	4,948
Donaldson Co. Inc.	107,581	4,942
Robert Half International Inc.	96,459	4,856
Allison Transmission Holdings Inc.	127,403	4,781
* Coherent Inc.	20,177	4,745
* Zebra Technologies Corp.	43,088	4,679
Flowserve Corp.	109,793	4,676
Fluor Corp.	110,851	4,667
Nordson Corp.	39,189	4,644
* AECOM	122,235	4,499
* Knight-Swift Transportation Holdings Inc.	105,478	4,383
* Quanta Services Inc.	116,795	4,365
Lincoln Electric Holdings Inc.	47,324	4,339
Macquarie Infrastructure Corp.	60,064	4,335
Universal Display Corp.	33,551	4,323
AptarGroup Inc.	49,894	4,306
FLIR Systems Inc.	110,216	4,289
Hexcel Corp.	74,500	4,278
Booz Allen Hamilton Holding Corp. Class A	113,889	4,258
* Teledyne Technologies Inc.	26,568	4,229
BWX Technologies Inc.	73,923	4,141
Avnet Inc.	104,897	4,122

Watsco Inc.	25,223	4,063
AGCO Corp.	54,992	4,057
Sonoco Products Co.	79,969	4,034
Eagle Materials Inc.	37,690	4,022
MDU Resources Group Inc.	154,419	4,007
National Instruments Corp.	94,275	3,976
* WEX Inc.	34,754	3,900
Trinity Industries Inc.	121,082	3,863
* Euronet Worldwide Inc.	38,791	3,677
Jabil Inc.	128,529	3,670
Terex Corp.	80,914	3,643
Graphic Packaging Holding Co.	259,924	3,626
Littelfuse Inc.	18,310	3,587
Ryder System Inc.	42,402	3,585
* Genesee & Wyoming Inc. Class A	47,920	3,547
Air Lease Corp. Class A	80,741	3,441
Bemis Co. Inc.	74,746	3,406
Crane Co.	42,361	3,388
EMCOR Group Inc.	48,520	3,366
* Owens-Illinois Inc.	132,905	3,344
Landstar System Inc.	33,533	3,342
MAXIMUS Inc.	51,645	3,331
Brink's Co.	39,461	3,325
Woodward Inc.	42,338	3,286
Curtiss-Wright Corp.	31,373	3,280
Genpact Ltd.	113,803	3,272
* CoreLogic Inc.	70,636	3,265
* Louisiana-Pacific Corp.	117,997	3,195
ITT Inc.	71,133	3,149
Regal Beloit Corp.	37,619	2,972
* Kirby Corp.	44,508	2,935
Barnes Group Inc.	41,035	2,891
* Colfax Corp.	67,697	2,819
Valmont Industries Inc.	17,663	2,793
Belden Inc.	33,553	2,702
Deluxe Corp.	36,854	2,689
MSC Industrial Direct Co. Inc. Class A	35,508	2,683
Timken Co.	54,974	2,669
* Summit Materials Inc. Class A	82,687	2,648
* USG Corp.	80,501	2,628
Kennametal Inc.	63,245	2,551
* Conduent Inc.	161,587	2,532
* Itron Inc.	32,679	2,531
John Bean Technologies Corp.	24,729	2,500
EnerSys	35,652	2,466
* Generac Holdings Inc.	53,579	2,461
* MasTec Inc.	51,483	2,389
* Moog Inc. Class A	28,553	2,382
* Clean Harbors Inc.	41,584	2,358
MSA Safety Inc.	29,506	2,346
* KLX Inc.	43,880	2,323
* Sanmina Corp.	61,676	2,291
* RBC Bearings Inc.	18,295	2,290
* WESCO International Inc.	39,084	2,277
UniFirst Corp.	14,094	2,135
Silgan Holdings Inc.	72,204	2,125
* Trex Co. Inc.	23,368	2,105

	KBR Inc.	117,265	2,097
	Applied Industrial Technologies Inc.	31,778	2,091
	Convergys Corp.	80,519	2,085
	Tetra Tech Inc.	44,678	2,080
*	On Assignment Inc.	38,016	2,041
*	Esterline Technologies Corp.	22,577	2,035
	GATX Corp.	32,895	2,025
*	Rexnord Corp.	78,990	2,007
*	TopBuild Corp.	29,919	1,950
*,^	Cimpress NV	19,935	1,947
*	Anixter International Inc.	22,898	1,946
	World Fuel Services Corp.	57,392	1,946
*	WageWorks Inc.	32,000	1,942
	Vishay Intertechnology Inc.	103,238	1,941
*	Armstrong World Industries Inc.	37,793	1,937
	Granite Construction Inc.	32,888	1,906
*	Aerojet Rocketdyne Holdings Inc.	54,344	1,903
*	Rogers Corp.	14,040	1,871
	Mueller Industries Inc.	52,901	1,849
*	Masonite International Corp.	26,692	1,847
*	II-VI Inc.	44,807	1,844
	Albany International Corp.	32,029	1,838
*	Meritor Inc.	70,387	1,831
	Simpson Manufacturing Co. Inc.	36,578	1,794
*	DigitalGlobe Inc.	50,357	1,775
	ABM Industries Inc.	42,557	1,775
*	AMN Healthcare Services Inc.	38,506	1,760
*	ExlService Holdings Inc.	30,161	1,759
	Universal Forest Products Inc.	17,447	1,713
*	Navistar International Corp.	38,700	1,706
	Watts Water Technologies Inc. Class A	24,484	1,694
*	Advisory Board Co.	30,878	1,656
*	Builders FirstSource Inc.	91,757	1,651
	Korn/Ferry International	41,192	1,624
*	MACOM Technology Solutions Holdings Inc.	36,092	1,610
*	Plexus Corp.	28,425	1,594
	Mueller Water Products Inc. Class A	123,916	1,586
	Otter Tail Corp.	34,827	1,510
*	Proto Labs Inc.	18,600	1,494
^	Covanta Holding Corp.	99,004	1,470
*	Integer Holdings Corp.	28,423	1,454
*	Atlas Air Worldwide Holdings Inc.	22,062	1,452
	Franklin Electric Co. Inc.	31,617	1,418
	Forward Air Corp.	24,340	1,393
*	Saia Inc.	22,162	1,388
	Chicago Bridge & Iron Co. NV	82,540	1,387
	Badger Meter Inc.	28,244	1,384
	Exponent Inc.	18,665	1,379
	ESCO Technologies Inc.	22,848	1,370
	Viad Corp.	22,356	1,361
*	OSI Systems Inc.	14,859	1,358
	Brady Corp. Class A	35,669	1,354
*	Harsco Corp.	62,616	1,309
*	TriNet Group Inc.	38,299	1,288
	Apogee Enterprises Inc.	26,076	1,258
	Werner Enterprises Inc.	34,243	1,252
	Triton International Ltd.	37,587	1,251

* Installed Building Products Inc.	19,193	1,244
* JELD-WEN Holding Inc.	34,934	1,241
Greif Inc. Class A	21,128	1,237
* Gardner Denver Holdings Inc.	44,862	1,235
* FTI Consulting Inc.	34,783	1,234
EnPro Industries Inc.	15,322	1,234
* SPX FLOW Inc.	31,838	1,228
Triumph Group Inc.	41,233	1,227
* Ambarella Inc.	24,765	1,214
* Benchmark Electronics Inc.	35,435	1,210
Methode Electronics Inc.	28,436	1,204
Insperity Inc.	13,680	1,204
AAON Inc.	34,521	1,190
* Air Transport Services Group Inc.	48,628	1,184
* American Woodmark Corp.	12,224	1,177
Kaman Corp.	20,774	1,159
Aircastle Ltd.	51,876	1,156
Actuant Corp. Class A	45,167	1,156
* Manitowoc Co. Inc.	127,670	1,149
* Knowles Corp.	74,961	1,145
Altra Industrial Motion Corp.	23,394	1,125
* Sykes Enterprises Inc.	38,554	1,124
Sun Hydraulics Corp.	20,794	1,123
Wabash National Corp.	48,874	1,115
* Fabrinet	29,647	1,099
Comfort Systems USA Inc.	30,768	1,098
Argan Inc.	16,316	1,097
* Boise Cascade Co.	31,098	1,085
* Cotiviti Holdings Inc.	30,051	1,081
Mobile Mini Inc.	31,357	1,080
Primoris Services Corp.	36,655	1,078
Cubic Corp.	21,102	1,076
* TriMas Corp.	39,802	1,075
Standex International Corp.	10,093	1,072
Greenbrier Cos. Inc.	22,181	1,068
* TTM Technologies Inc.	68,452	1,052
* Paylocity Holding Corp.	21,468	1,048
* Imperva Inc.	23,900	1,037
* Novanta Inc.	23,624	1,030
AAR Corp.	27,194	1,027
Federal Signal Corp.	48,147	1,025
* Aerovironment Inc.	18,888	1,022
* Hub Group Inc. Class A	23,773	1,021
AVX Corp.	55,705	1,016
* Continental Building Products Inc.	38,744	1,007
AZZ Inc.	20,592	1,003
Tennant Co.	15,110	1,000
* Tutor Perini Corp.	34,811	989
* Patrick Industries Inc.	11,627	978
US Ecology Inc.	18,045	971
Matson Inc.	34,265	966
Heartland Express Inc.	38,173	957
* SPX Corp.	31,807	933
Kadant Inc.	9,456	932
Raven Industries Inc.	28,402	920
* Inovalon Holdings Inc. Class A	53,868	918
* BMC Stock Holdings Inc.	42,990	918

* Kratos Defense & Security Solutions Inc.	70,034	916
* Axon Enterprise Inc.	39,465	895
Multi-Color Corp.	10,675	875
* KEMET Corp.	41,148	869
* Evolent Health Inc. Class A	48,639	866
* US Concrete Inc.	11,344	866
* Gibraltar Industries Inc.	27,543	858
ManTech International Corp. Class A	19,300	852
Alamo Group Inc.	7,835	841
Schneider National Inc. Class B	32,504	822
Astec Industries Inc.	14,671	822
^ Sturm Ruger & Co. Inc.	15,487	801
Encore Wire Corp.	17,850	799
H&E Equipment Services Inc.	27,304	797
Quanex Building Products Corp.	34,633	795
* TrueBlue Inc.	35,029	786
Griffon Corp.	34,954	776
RR Donnelley & Sons Co.	74,588	768
EVERTEC Inc.	47,131	747
General Cable Corp.	39,375	742
* ICF International Inc.	13,685	738
* Casella Waste Systems Inc. Class A	39,018	734
* Milacron Holdings Corp.	43,197	728
* PGT Innovations Inc.	48,104	719
* GMS Inc.	20,292	718
* American Outdoor Brands Corp.	46,822	714
* Advanced Disposal Services Inc.	28,286	713
McGrath RentCorp	16,187	708
Materion Corp.	16,337	705
* Huron Consulting Group Inc.	20,369	699
* Veeco Instruments Inc.	32,218	689
CIRCOR International Inc.	12,589	685
Lindsay Corp.	7,447	684
ArcBest Corp.	20,105	673
MTS Systems Corp.	12,508	669
* Kimball Electronics Inc.	30,574	662
CTS Corp.	27,399	660
* Lydall Inc.	11,506	659
* MINDBODY Inc. Class A	24,893	644
Douglas Dynamics Inc.	16,304	642
* CBIZ Inc.	39,419	641
* Control4 Corp.	21,618	637
* Aegion Corp. Class A	26,897	626
Kelly Services Inc. Class A	24,851	624
Schnitzer Steel Industries Inc.	22,117	623
Marten Transport Ltd.	30,038	617
* Navigant Consulting Inc.	36,077	610
NN Inc.	21,032	610
* NCI Building Systems Inc.	36,828	575
Advanced Drainage Systems Inc.	28,175	571
* PHH Corp.	39,576	551
* Blue Bird Corp.	26,681	550
* Echo Global Logistics Inc.	29,028	547
* Floor & Decor Holdings Inc. Class A	14,008	545
Landauer Inc.	8,028	540
Columbus McKinnon Corp.	14,143	536
* FARO Technologies Inc.	13,577	519

* RPX Corp.	37,900	503
Quad/Graphics Inc.	22,233	503
* Thermon Group Holdings Inc.	27,820	500
TeleTech Holdings Inc.	11,973	500
^ REV Group Inc.	17,256	496
Global Brass & Copper Holdings Inc.	14,654	495
* Engility Holdings Inc.	14,120	490
Hyster-Yale Materials Handling Inc.	6,368	487
* Donnelley Financial Solutions Inc.	22,519	486
* Atkore International Group Inc.	24,701	482
National Research Corp. Class A	12,514	472
* Everi Holdings Inc.	61,700	468
* Ply Gem Holdings Inc.	27,164	463
* CAI International Inc.	15,238	462
* International Seaways Inc.	22,818	450
Gorman-Rupp Co.	13,737	447
Myers Industries Inc.	21,277	446
NVE Corp.	5,527	436
* Cardtronics plc Class A	18,802	433
Cass Information Systems Inc.	6,796	431
Ennis Inc.	21,318	419
* InnerWorkings Inc.	36,647	412
* Sterling Construction Co. Inc.	26,800	408
Insteel Industries Inc.	15,434	403
* Armstrong Flooring Inc.	25,296	398
* Astronics Corp.	13,286	395
* TimkenSteel Corp.	23,836	393
* Vicor Corp.	16,344	386
Kforce Inc.	19,045	385
* Wesco Aircraft Holdings Inc.	40,868	384
Barrett Business Services Inc.	6,763	382
* DXP Enterprises Inc.	12,121	382
Spartan Motors Inc.	33,165	366
* YRC Worldwide Inc.	26,166	361
LSC Communications Inc.	21,844	361
* NV5 Global Inc.	6,400	350
Resources Connection Inc.	25,033	348
* GP Strategies Corp.	11,233	347
VSE Corp.	6,092	346
* Gencor Industries Inc.	19,413	343
* MYR Group Inc.	11,666	340
Mesa Laboratories Inc.	2,276	340
Heidrick & Struggles International Inc.	16,050	339
* Cross Country Healthcare Inc.	23,347	332
* Great Lakes Dredge & Dock Corp.	68,477	332
* Team Inc.	24,794	331
Park-Ohio Holdings Corp.	7,129	325
* Bazaarvoice Inc.	65,552	324
Global Water Resources Inc.	34,381	324
Essendant Inc.	24,327	320
Omega Flex Inc.	4,103	295
Daktronics Inc.	27,400	290
Park Electrochemical Corp.	15,647	289
* Electro Scientific Industries Inc.	20,434	284
FreightCar America Inc.	13,596	266
Universal Logistics Holdings Inc.	12,852	263
* Ducommun Inc.	8,059	258

	Bel Fuse Inc. Class B	8,203	256
*	Covenant Transportation Group Inc. Class A	8,813	255
*	Landec Corp.	19,722	255
*	Mistras Group Inc.	12,356	253
	CRA International Inc.	6,014	247
*	Hudson Technologies Inc.	31,470	246
	Crawford & Co. Class A	25,591	245
*,^	CryoPort Inc.	24,799	244
*	Willdan Group Inc.	7,300	237
*	Heritage-Crystal Clean Inc.	10,812	235
	Eastern Co.	8,056	231
*	Energy Recovery Inc.	28,699	227
*,^	MicroVision Inc.	80,185	223
*	Roadrunner Transportation Systems Inc.	23,000	219
	Allied Motion Technologies Inc.	8,545	217
	B. Riley Financial Inc.	12,405	212
*	Layne Christensen Co.	15,972	200
	Advanced Emissions Solutions Inc.	17,790	195
	CECO Environmental Corp.	22,044	187
	Powell Industries Inc.	6,054	182
*	Vishay Precision Group Inc.	7,362	180
*	Neff Corp. Class A	7,088	177
*	Horizon Global Corp.	9,901	175
*	Franklin Covey Co.	8,466	172
*	Radiant Logistics Inc.	32,300	172
*	Eagle Bulk Shipping Inc.	37,621	170
*	ServiceSource International Inc.	48,600	168
^	Celadon Group Inc.	23,724	160
*	Perma-Pipe International Holdings Inc.	18,915	160
	DMC Global Inc.	9,400	159
*	Perceptron Inc.	20,123	159
*	Commercial Vehicle Group Inc.	21,300	157
*	Planet Payment Inc.	35,142	151
*	Intevac Inc.	17,654	149
	Greif Inc. Class B	2,303	148
	NACCO Industries Inc. Class A	1,723	148
*	ARC Document Solutions Inc.	35,257	144
	American Railcar Industries Inc.	3,686	142
*,^	Daseke Inc.	10,888	142
*	Huttig Building Products Inc.	19,600	138
*	Overseas Shipholding Group Inc. Class A	52,392	138
*	Sparton Corp.	5,792	134
	LSI Industries Inc.	20,279	134
*	Manitex International Inc.	14,720	132
*	Hill International Inc.	27,630	131
	Miller Industries Inc.	4,693	131
*	Foundation Building Materials Inc.	8,936	126
*	Maxwell Technologies Inc.	24,300	125
*	Perma-Fix Environmental Services	31,060	118
*	USA Truck Inc.	8,261	116
*	Astronics Corp. Class B	3,886	116
*	Twin Disc Inc.	6,137	114
*,^	Energous Corp.	8,900	113
*,^	Asure Software Inc.	8,911	111
	United States Lime & Minerals Inc.	1,299	109
	Graham Corp.	5,223	109
*	Northwest Pipe Co.	5,697	108

*	PAM Transportation Services Inc.	4,524	108
*	IES Holdings Inc.	6,083	105
	Hurco Cos. Inc.	2,522	105
*	Iteris Inc.	15,525	103
	BG Staffing Inc.	6,200	103
*	CyberOptics Corp.	6,073	99
*	Key Technology Inc.	5,155	97
*	Lincoln Educational Services Corp.	38,180	95
	Crawford & Co. Class B	7,923	95
*	Nuvectra Corp.	6,952	92
*	LB Foster Co. Class A	4,000	91
*	UFP Technologies Inc.	3,007	85
	Ecology and Environment Inc.	6,894	82
	Issuer Direct Corp.	6,000	80
*	Goldfield Corp.	12,579	79
*	American Superconductor Corp.	17,349	79
	Hardinge Inc.	5,155	79
*	LightPath Technologies Inc. Class A	30,559	78
*,^	ExOne Co.	6,486	74
*	Era Group Inc.	6,176	69
*	Arotech Corp.	16,200	68
*	Mattersight Corp.	24,291	68
*	Acacia Research Corp.	14,685	67
*	Ameresco Inc. Class A	8,078	63
*	PFSweb Inc.	7,333	61
*	PRGX Global Inc.	8,704	61
*	ALJ Regional Holdings Inc.	16,841	58
*	Lawson Products Inc.	2,290	58
*	DHI Group Inc.	21,095	55
*	Willis Lease Finance Corp.	1,997	49
*	Babcock & Wilcox Enterprises Inc.	14,181	47
*	Information Services Group Inc.	10,116	41
*	Air T Inc.	2,182	39
*	Ultralife Corp.	5,625	38
*	Limbach Holdings Inc.	2,500	33
*,^	CUI Global Inc.	8,956	33
*	Aspen Aerogels Inc.	7,200	31
*	Image Sensing Systems Inc.	9,563	28
*	Orion Group Holdings Inc.	4,011	26
*	Revolution Lighting Technologies Inc.	3,914	25
*,^	Vertex Energy Inc.	32,782	25
*	AMREP Corp.	3,574	25
	National Research Corp. Class B	443	24
*,^	eMagin Corp.	10,132	23
	Chicago Rivet & Machine Co.	720	22
*	Frequency Electronics Inc.	2,277	21
*	StarTek Inc.	1,800	21
*	Napco Security Technologies Inc.	2,048	20
	EnviroStar Inc.	600	17
*	Fuel Tech Inc.	15,677	16
*	Ballantyne Strong Inc.	2,500	15
*,^	Synthesis Energy Systems Inc.	28,009	15
*	CPI Aerostructures Inc.	1,572	15
*	IEC Electronics Corp.	2,900	14
*	Cenveo Inc.	4,000	14
*	Xerium Technologies Inc.	2,898	14
*	Hudson Global Inc.	9,231	13

*	Continental Materials Corp.	632	13
*	Broadwind Energy Inc.	3,900	13
*	Research Frontiers Inc.	10,444	12
*	Applied DNA Sciences Inc.	4,328	12
*	Sharps Compliance Corp.	2,564	12
*	General Finance Corp.	2,349	12
*	ClearSign Combustion Corp.	3,200	11
*,^	EnSync Inc.	21,779	11
*	Transcat Inc.	777	11
*,^	Patriot National Inc.	7,513	10
*	ModusLink Global Solutions Inc.	5,216	10
*,^	Wireless Telecom Group Inc.	5,630	9
*,^	Capstone Turbine Corp.	11,601	8
*	Aqua Metals Inc.	1,027	7
	Cemtrex Inc.	2,300	7
*	BlueLinx Holdings Inc.	630	7
*	Volt Information Sciences Inc.	1,900	6
*	Odyssey Marine Exploration Inc.	1,300	6
*	Orion Energy Systems Inc.	4,989	6
*	Universal Technical Institute Inc.	1,600	6
*	Energy Focus Inc.	1,880	5
*	IntriCon Corp.	300	4
*	Digital Ally Inc.	1,400	3
*	Turtle Beach Corp.	3,800	3
*	Houston Wire & Cable Co.	469	2
*	Payment Data Systems Inc.	1,400	2
*	Luna Innovations Inc.	1,000	2
*	Taylor Devices Inc.	138	2
*	GEE Group Inc.	200	1
*	SIFCO Industries Inc.	100	1
*	Astrotech Corp.	400	—
*	ENGlobal Corp.	300	—
*,2	Achieve Life Sciences Inc. CVR Exp. 12/31/49	19,400	—
*	Meridian Waste Solutions Inc.	19	—
			2,821,585
Oil & Gas (3.4%)
	Exxon Mobil Corp.	3,459,913	283,644
	Chevron Corp.	1,547,046	181,778
	Schlumberger Ltd.	1,131,416	78,928
	ConocoPhillips	994,802	49,790
	EOG Resources Inc.	476,039	46,052
	Occidental Petroleum Corp.	625,305	40,151
	Phillips 66	354,779	32,501
	Halliburton Co.	684,536	31,509
	Kinder Morgan Inc.	1,554,460	29,815
	Valero Energy Corp.	359,505	27,657
	Marathon Petroleum Corp.	413,975	23,216
	Anadarko Petroleum Corp.	461,121	22,526
	Pioneer Natural Resources Co.	138,838	20,484
	Williams Cos. Inc.	672,961	20,196
*	Concho Resources Inc.	121,458	15,998
	Devon Energy Corp.	411,190	15,095
	Apache Corp.	312,208	14,299
	Baker Hughes a GE Co.	346,976	12,706
	Andeavor	122,284	12,614
	Hess Corp.	246,888	11,577
	National Oilwell Varco Inc.	313,790	11,212

	Noble Energy Inc.	390,799	11,083
	Cabot Oil & Gas Corp.	382,289	10,226
	Marathon Oil Corp.	694,566	9,418
	EQT Corp.	141,975	9,262
	Cimarex Energy Co.	79,026	8,983
	Targa Resources Corp.	173,120	8,189
*	Diamondback Energy Inc.	79,878	7,825
*	Cheniere Energy Inc.	164,613	7,414
	OGE Energy Corp.	153,664	5,536
*	Parsley Energy Inc. Class A	192,165	5,062
	HollyFrontier Corp.	140,446	5,052
*	Newfield Exploration Co.	162,005	4,807
*	Energen Corp.	80,081	4,379
	Helmerich & Payne Inc.	79,976	4,168
*	Rice Energy Inc.	137,500	3,979
	Range Resources Corp.	199,635	3,907
*	Weatherford International plc	826,600	3,786
*	Antero Resources Corp.	189,812	3,777
*	RSP Permian Inc.	108,519	3,754
*	WPX Energy Inc.	320,333	3,684
	Patterson-UTI Energy Inc.	175,413	3,673
^	Core Laboratories NV	36,781	3,630
	Murphy Oil Corp.	133,369	3,542
*,^	Chesapeake Energy Corp.	757,941	3,259
*	Transocean Ltd.	298,048	3,207
*	First Solar Inc.	67,020	3,075
*	Continental Resources Inc.	76,969	2,972
*	PDC Energy Inc.	54,646	2,679
*	Southwestern Energy Co.	418,012	2,554
^	PBF Energy Inc. Class A	84,495	2,333
	Oceaneering International Inc.	84,281	2,214
*	Matador Resources Co.	75,124	2,040
*	Callon Petroleum Co.	174,745	1,964
	SemGroup Corp. Class A	66,411	1,909
*	Oasis Petroleum Inc.	206,686	1,885
*	QEP Resources Inc.	214,783	1,841
*	Gulfport Energy Corp.	126,672	1,816
	Nabors Industries Ltd.	216,986	1,751
*	Centennial Resource Development Inc. Class A	96,913	1,742
*	McDermott International Inc.	229,022	1,665
*	Laredo Petroleum Inc.	127,115	1,644
*	Whiting Petroleum Corp.	290,356	1,585
	SM Energy Co.	89,200	1,582
*	SRC Energy Inc.	156,595	1,514
*	C&J Energy Services Inc.	50,046	1,500
	Delek US Holdings Inc.	55,768	1,491
*	Extraction Oil & Gas Inc.	90,997	1,400
*	Dril-Quip Inc.	31,090	1,373
*	Ultra Petroleum Corp.	157,514	1,366
*	Superior Energy Services Inc.	127,273	1,359
	Ensco plc Class A	226,482	1,352
^	RPC Inc.	54,297	1,346
*	NOW Inc.	96,920	1,338
*	Rowan Cos. plc Class A	100,235	1,288
	Pattern Energy Group Inc. Class A	52,067	1,255
*	MRC Global Inc.	71,617	1,253
*	Oil States International Inc.	41,756	1,058

*	Noble Corp. plc	215,694	992
*	Carrizo Oil & Gas Inc.	57,886	992
*	SEACOR Holdings Inc.	20,547	947
*	Forum Energy Technologies Inc.	57,081	908
*	Unit Corp.	43,329	892
*,^	Diamond Offshore Drilling Inc.	60,190	873
*	Exterran Corp.	27,246	861
*	Chart Industries Inc.	21,832	856
*	Helix Energy Solutions Group Inc.	113,855	841
*	Par Pacific Holdings Inc.	37,152	773
*	Halcon Resources Corp.	109,172	742
*,^	Tidewater Inc.	24,077	700
	Green Plains Inc.	32,876	662
	Archrock Inc.	52,611	660
*	Newpark Resources Inc.	65,300	653
*	SandRidge Energy Inc.	28,775	578
*	Tellurian Inc.	50,875	543
*	REX American Resources Corp.	5,680	533
*	Keane Group Inc.	30,934	516
*	Bonanza Creek Energy Inc.	15,605	515
*	Renewable Energy Group Inc.	41,500	504
*	Atwood Oceanics Inc.	52,627	494
*	Resolute Energy Corp.	16,467	489
*	WildHorse Resource Development Corp.	36,300	483
*	Ring Energy Inc.	32,902	477
*	Natural Gas Services Group Inc.	16,132	458
*	Stone Energy Corp.	15,755	458
	CVR Energy Inc.	16,521	428
*	Select Energy Services Inc. Class A	26,393	420
*	ProPetro Holding Corp.	28,461	408
*,^	Plug Power Inc.	156,250	408
*	Basic Energy Services Inc.	21,000	405
*	Jagged Peak Energy Inc.	28,367	387
*	Denbury Resources Inc.	278,115	373
*	Penn Virginia Corp.	8,831	353
*	Bill Barrett Corp.	81,037	348
*,^	SunPower Corp. Class A	47,235	344
*	TPI Composites Inc.	15,162	339
	Panhandle Oil and Gas Inc. Class A	13,586	323
*	Midstates Petroleum Co. Inc.	20,300	315
*	TETRA Technologies Inc.	108,750	311
*	Flotek Industries Inc.	61,954	288
*,^	California Resources Corp.	27,528	288
*	Sanchez Energy Corp.	58,956	284
*	Geospace Technologies Corp.	14,900	265
*	Matrix Service Co.	17,105	260
*	Abraxas Petroleum Corp.	134,400	253
*	Trecora Resources	18,615	248
	Bristow Group Inc.	26,255	245
*	Tesco Corp.	44,550	243
*	Eclipse Resources Corp.	86,809	217
	Evolution Petroleum Corp.	25,428	183
*	Earthstone Energy Inc. Class A	15,976	176
*	W&T Offshore Inc.	55,700	170
*	SEACOR Marine Holdings Inc.	9,897	155
*,^	CARBO Ceramics Inc.	17,915	155
*,^	Zion Oil & Gas Inc.	41,830	143

*	Mammoth Energy Services Inc.	8,427	142
*	Pacific Ethanol Inc.	25,200	140
*	NCS Multistage Holdings Inc.	5,520	133
*	Smart Sand Inc.	19,094	129
*	Gastar Exploration Inc.	147,135	129
*	Green Brick Partners Inc.	12,800	127
*,^	EP Energy Corp. Class A	36,211	118
*	Contango Oil & Gas Co.	22,400	113
*	Independence Contract Drilling Inc.	28,650	109
*	NextDecade Corp.	10,192	103
*	Willbros Group Inc.	31,800	102
*,^	Lilis Energy Inc.	21,500	96
*	Parker Drilling Co.	78,466	86
*,^	Approach Resources Inc.	33,400	84
*	Comstock Resources Inc.	13,381	81
*	PetroQuest Energy Inc.	33,664	77
*	Pioneer Energy Services Corp.	29,300	75
*	SilverBow Resources Inc.	3,000	74
	Adams Resources & Energy Inc.	1,582	66
*,^	Enphase Energy Inc.	40,786	62
*	Eco-Stim Energy Solutions Inc.	40,200	62
*	Mitcham Industries Inc.	15,766	55
*,^	FuelCell Energy Inc.	26,140	46
*	Jones Energy Inc. Class A	22,153	43
	Gulf Island Fabrication Inc.	3,214	41
*	ION Geophysical Corp.	3,500	33
*,^	Amyris Inc.	8,600	28
^	EXCO Resources Inc.	15,248	20
*	VAALCO Energy Inc.	19,301	16
*,^	Rex Energy Corp.	5,620	15
*	PHI Inc.	1,279	15
*	Dawson Geophysical Co.	2,706	12
*	Isramco Inc.	100	12
*	Rosehill Resources Inc.	1,200	10
*	Key Energy Services Inc.	656	9
*	PHI Inc.	500	6
*	Torchlight Energy Resources Inc.	4,600	6
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/23	2,067	3
*	Superior Drilling Products Inc.	3,000	2
*,^	Tidewater Inc. Warrants Exp. 12/31/49	535	2
*	Ideal Power Inc.	600	2
*,^	Tidewater Inc. Warrants Exp. 12/31/49	579	1
*	Lonestar Resources US Inc. Class A	407	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/20	2,104	1
*	Aemetis Inc.	1,100	1
2	Harvest Natural Resources Inc.	20,906	—
			1,209,117
Technology (10.8%)
	Apple Inc.	3,809,838	587,172
	Microsoft Corp.	6,309,710	470,010
*	Facebook Inc. Class A	1,940,752	331,616
*	Alphabet Inc. Class C	247,621	237,496
*	Alphabet Inc. Class A	237,389	231,150
	Intel Corp.	3,851,746	146,674
	Cisco Systems Inc.	4,079,716	137,201
	Oracle Corp.	2,532,114	122,428
	International Business Machines Corp.	727,065	105,483

	Broadcom Ltd.	332,585	80,665
	NVIDIA Corp.	442,282	79,067
	Texas Instruments Inc.	808,786	72,500
	QUALCOMM Inc.	1,207,589	62,601
*	Adobe Systems Inc.	401,463	59,890
*	salesforce.com Inc.	554,007	51,755
	Applied Materials Inc.	871,972	45,421
	Cognizant Technology Solutions Corp. Class A	489,483	35,507
*	Micron Technology Inc.	866,366	34,074
	Intuit Inc.	197,463	28,067
	HP Inc.	1,377,326	27,491
	Analog Devices Inc.	298,089	25,686
	Lam Research Corp.	131,890	24,405
	Corning Inc.	774,204	23,164
	Western Digital Corp.	237,715	20,539
*	Autodesk Inc.	178,730	20,064
	DXC Technology Co.	230,954	19,834
	Hewlett Packard Enterprise Co.	1,344,920	19,784
*	Cerner Corp.	252,964	18,041
	Microchip Technology Inc.	187,020	16,791
	Symantec Corp.	502,822	16,498
*	ServiceNow Inc.	138,363	16,262
*	Red Hat Inc.	144,340	16,002
	Skyworks Solutions Inc.	149,913	15,276
	Xilinx Inc.	203,246	14,396
*	Dell Technologies Inc. Class V	180,193	13,913
	Harris Corp.	103,054	13,570
	KLA-Tencor Corp.	126,931	13,455
	Motorola Solutions Inc.	135,669	11,514
*	Workday Inc. Class A	106,947	11,271
	Maxim Integrated Products Inc.	235,270	11,225
*	Palo Alto Networks Inc.	70,769	10,198
*	Synopsys Inc.	121,142	9,756
	NetApp Inc.	219,443	9,603
*	Citrix Systems Inc.	118,940	9,137
*	Cadence Design Systems Inc.	226,748	8,950
*	Gartner Inc.	69,416	8,636
	CA Inc.	256,829	8,573
*	ANSYS Inc.	69,545	8,535
	CDW Corp.	129,010	8,515
*,^	Advanced Micro Devices Inc.	664,376	8,471
	Juniper Networks Inc.	303,776	8,454
*,^	VeriSign Inc.	76,507	8,140
*	Twitter Inc.	480,844	8,112
	Seagate Technology plc	238,166	7,900
*	Splunk Inc.	112,503	7,474
	CDK Global Inc.	117,221	7,395
*	Qorvo Inc.	103,863	7,341
	Leidos Holdings Inc.	122,402	7,249
*	IAC/InterActiveCorp	60,908	7,162
*	Arista Networks Inc.	37,761	7,160
*	Akamai Technologies Inc.	136,361	6,644
*	F5 Networks Inc.	54,018	6,512
*	ON Semiconductor Corp.	340,711	6,293
	Teradyne Inc.	162,439	6,057
*,^	VMware Inc. Class A	54,851	5,989
	Marvell Technology Group Ltd.	318,104	5,694

	SS&C Technologies Holdings Inc.	139,956	5,619
*	Square Inc.	193,955	5,588
*	PTC Inc.	95,093	5,352
*	CommScope Holding Co. Inc.	160,740	5,338
*	Tyler Technologies Inc.	28,720	5,006
	LogMeIn Inc.	44,295	4,875
*	Guidewire Software Inc.	62,196	4,843
*	Microsemi Corp.	92,678	4,771
*	Veeva Systems Inc. Class A	77,964	4,398
*	Ultimate Software Group Inc.	23,128	4,385
	Garmin Ltd.	80,866	4,364
*	Fortinet Inc.	121,367	4,350
*,^	Snap Inc.	296,838	4,316
*	ARRIS International plc	151,073	4,304
	CSRA Inc.	131,059	4,229
	Brocade Communications Systems Inc.	348,278	4,162
	MKS Instruments Inc.	43,442	4,103
*	athenahealth Inc.	32,201	4,005
*	Aspen Technology Inc.	62,159	3,904
	Fair Isaac Corp.	27,656	3,886
	Cypress Semiconductor Corp.	257,078	3,861
*	Nuance Communications Inc.	242,902	3,818
*	GoDaddy Inc. Class A	86,460	3,762
*	Tableau Software Inc. Class A	50,102	3,752
*	NCR Corp.	97,567	3,661
*	Cavium Inc.	53,756	3,545
*	Teradata Corp.	103,648	3,502
*	EPAM Systems Inc.	39,740	3,494
*	Medidata Solutions Inc.	42,922	3,350
	Blackbaud Inc.	37,630	3,304
*	Entegris Inc.	110,458	3,187
	Monolithic Power Systems Inc.	29,653	3,160
*	Proofpoint Inc.	35,791	3,122
	SYNNEX Corp.	24,128	3,052
*,^	ViaSat Inc.	47,380	3,047
*	Paycom Software Inc.	38,395	2,878
*	Silicon Laboratories Inc.	35,776	2,859
*	Cirrus Logic Inc.	51,960	2,771
	DST Systems Inc.	49,984	2,743
*	Integrated Device Technology Inc.	102,656	2,729
	j2 Global Inc.	36,769	2,716
*	CACI International Inc. Class A	19,256	2,683
*	Tech Data Corp.	30,117	2,676
*	Cree Inc.	94,145	2,654
*	Advanced Energy Industries Inc.	32,847	2,653
*	Allscripts Healthcare Solutions Inc.	177,785	2,530
*	Lumentum Holdings Inc.	46,236	2,513
*	Ciena Corp.	109,354	2,403
*	Manhattan Associates Inc.	57,374	2,385
*	NetScout Systems Inc.	71,424	2,311
*	ACI Worldwide Inc.	99,637	2,270
*	Zendesk Inc.	77,736	2,263
*	HubSpot Inc.	26,691	2,243
*	2U Inc.	39,802	2,231
*	CommVault Systems Inc.	36,456	2,217
*	Ellie Mae Inc.	26,256	2,156
*	FireEye Inc.	127,027	2,130

	Pitney Bowes Inc.	149,656	2,097
	Science Applications International Corp.	31,343	2,095
	InterDigital Inc.	28,326	2,089
*	Envestnet Inc.	40,795	2,081
*	Dycom Industries Inc.	24,080	2,068
*	Verint Systems Inc.	49,123	2,056
*	Finisar Corp.	91,979	2,039
*	RealPage Inc.	50,527	2,016
*	RingCentral Inc. Class A	47,851	1,998
*	Mercury Systems Inc.	38,455	1,995
*	Semtech Corp.	52,654	1,977
	Cogent Communications Holdings Inc.	39,423	1,928
	Brooks Automation Inc.	59,722	1,813
	TiVo Corp.	90,555	1,798
*	VeriFone Systems Inc.	88,298	1,791
	Power Integrations Inc.	24,425	1,788
	Progress Software Corp.	46,779	1,786
*	Viavi Solutions Inc.	185,174	1,752
	Pegasystems Inc.	29,672	1,711
*	Premier Inc. Class A	51,604	1,681
*	Electronics For Imaging Inc.	38,617	1,648
*	Cornerstone OnDemand Inc.	40,365	1,639
*	EchoStar Corp. Class A	28,627	1,638
*	Twilio Inc. Class A	53,536	1,598
*	Rambus Inc.	117,714	1,571
	Cabot Microelectronics Corp.	19,107	1,527
*	NETGEAR Inc.	30,197	1,437
	ADTRAN Inc.	59,633	1,431
*	New Relic Inc.	28,454	1,417
*	Box Inc.	69,513	1,343
	Ebix Inc.	20,352	1,328
	Plantronics Inc.	29,839	1,319
*	Callidus Software Inc.	52,970	1,306
^	Diebold Nixdorf Inc.	56,993	1,302
*	Insight Enterprises Inc.	27,701	1,272
*	Nutanix Inc.	54,991	1,231
*	Pure Storage Inc. Class A	75,958	1,215
*	MicroStrategy Inc. Class A	9,441	1,206
*	Gigamon Inc.	28,353	1,195
*	BroadSoft Inc.	23,445	1,179
*	Ubiquiti Networks Inc.	20,954	1,174
*	3D Systems Corp.	85,970	1,151
*	Qualys Inc.	22,028	1,141
*	Synaptics Inc.	29,123	1,141
*	Inphi Corp.	28,270	1,122
	NIC Inc.	64,027	1,098
*	Quality Systems Inc.	68,500	1,078
*	MaxLinear Inc.	45,138	1,072
*	Bottomline Technologies de Inc.	33,562	1,068
*	Web.com Group Inc.	41,782	1,045
*	Oclaro Inc.	120,823	1,043
*	Five9 Inc.	43,031	1,028
*	Q2 Holdings Inc.	24,652	1,027
*,^	Applied Optoelectronics Inc.	15,715	1,016
*	Infinera Corp.	112,300	996
	CSG Systems International Inc.	24,456	981
*	Extreme Networks Inc.	81,713	972

*	FormFactor Inc.	56,663	955
	Xperi Corp.	37,703	954
*	Virtusa Corp.	24,920	941
*	ePlus Inc.	10,116	935
*	Coupa Software Inc.	29,895	931
*	Alarm.com Holdings Inc.	20,450	924
*	Diodes Inc.	30,676	918
	West Corp.	38,803	911
*	Vocera Communications Inc.	28,766	902
*	ScanSource Inc.	20,238	883
*	SPS Commerce Inc.	15,371	872
*	Barracuda Networks Inc.	35,749	866
*	Rudolph Technologies Inc.	32,200	847
*,^	Acacia Communications Inc.	17,976	847
*	Match Group Inc.	36,306	842
*	CEVA Inc.	18,176	778
*	Silver Spring Networks Inc.	47,500	768
*	Super Micro Computer Inc.	33,814	747
*,^	Gogo Inc.	62,343	736
*	Blucora Inc.	28,677	726
*	Varonis Systems Inc.	16,400	687
	Cohu Inc.	27,773	662
*	Amkor Technology Inc.	61,999	654
*	CalAmp Corp.	28,088	653
*	Ultra Clean Holdings Inc.	21,296	652
*	Axcelis Technologies Inc.	23,797	651
*	Cray Inc.	32,867	639
	Monotype Imaging Holdings Inc.	32,718	630
*	Impinj Inc.	14,653	610
*	LivePerson Inc.	44,655	605
*	Lattice Semiconductor Corp.	110,827	577
*	Hortonworks Inc.	33,822	573
*	Boingo Wireless Inc.	26,577	568
*	Nanometrics Inc.	19,633	565
*	PROS Holdings Inc.	22,964	554
	Syntel Inc.	28,088	552
*	IXYS Corp.	22,464	532
*	Perficient Inc.	26,666	525
*	Everbridge Inc.	19,759	522
*	Photronics Inc.	57,874	512
*	Shutterstock Inc.	15,200	506
	Computer Programs & Systems Inc.	16,927	500
*	Instructure Inc.	15,001	497
*	Carbonite Inc.	21,612	475
	Comtech Telecommunications Corp.	23,122	475
*	Actua Corp.	30,830	472
*	CommerceHub Inc.	21,585	461
*	Benefitfocus Inc.	12,755	429
*,^	Cloudera Inc.	25,621	426
*	Ichor Holdings Ltd.	15,800	423
*	MuleSoft Inc. Class A	20,576	414
	Systemax Inc.	15,653	414
*	Appfolio Inc.	8,560	410
*	Quantenna Communications Inc.	24,345	409
*	Blackline Inc.	11,774	402
*	Xcerra Corp.	40,013	394
*	Workiva Inc.	18,772	391

	Forrester Research Inc.	8,643	362
*	Endurance International Group Holdings Inc.	43,813	359
*	Loral Space & Communications Inc.	7,099	351
*	Limelight Networks Inc.	85,421	339
*	Sonus Networks Inc.	44,278	339
*	Digimarc Corp.	8,814	323
*	Alteryx Inc. Class A	15,595	318
*	PDF Solutions Inc.	20,084	311
*	Rapid7 Inc.	17,553	309
*	Kopin Corp.	72,876	304
*	VASCO Data Security International Inc.	23,843	287
	Hackett Group Inc.	18,781	285
*	Tabula Rasa HealthCare Inc.	10,555	282
*	Telaria Inc.	64,725	282
*	Apptio Inc. Class A	15,199	281
*	Unisys Corp.	32,900	280
*	Internap Corp.	60,929	265
*	Presidio Inc.	18,622	263
*	DSP Group Inc.	20,216	263
*	Mitek Systems Inc.	27,100	257
*	Vectrus Inc.	8,238	254
*	Cision Ltd.	19,459	253
*	A10 Networks Inc.	32,553	246
*	Model N Inc.	16,425	246
*	Digi International Inc.	22,736	241
	Preformed Line Products Co.	3,527	237
*	CommerceHub Inc. Class A	10,472	236
*,2	Dyax Corp CVR Exp. 12/31/19	112,113	224
*	AXT Inc.	24,300	222
*	ChannelAdvisor Corp.	19,132	220
*	USA Technologies Inc.	34,710	217
*	Okta Inc.	7,663	216
*	Calix Inc.	41,922	212
*	Alpha & Omega Semiconductor Ltd.	12,823	211
*	Harmonic Inc.	67,100	205
*	Exa Corp.	8,351	202
*	Sigma Designs Inc.	31,300	197
	QAD Inc. Class A	5,720	196
*	RigNet Inc.	11,300	194
*	KeyW Holding Corp.	25,000	190
	American Software Inc. Class A	16,647	189
*	inTEST Corp.	21,900	182
	TESSCO Technologies Inc.	14,423	180
*	Zix Corp.	35,671	174
*	Immersion Corp.	20,949	171
*	Telenav Inc.	26,591	169
	PC Connection Inc.	5,891	166
*	Rosetta Stone Inc.	15,800	161
*	EMCORE Corp.	18,881	155
*	Amtech Systems Inc.	12,631	151
*	Quantum Corp.	24,278	149
*	PAR Technology Corp.	13,813	144
*	Upland Software Inc.	6,633	140
*	Agilysys Inc.	11,474	137
*	Veritone Inc.	3,000	136
*	MobileIron Inc.	36,400	135
*	Meet Group Inc.	36,749	134

	Simulations Plus Inc.	8,096	125
*,^	VirnetX Holding Corp.	31,224	122
*	NeoPhotonics Corp.	21,696	121
*	VOXX International Corp. Class A	14,054	120
*,^	Park City Group Inc.	9,825	119
*	Brightcove Inc.	16,302	117
*	RCM Technologies Inc.	20,410	117
*,^	SITO Mobile Ltd.	15,633	112
*	Clearfield Inc.	8,195	111
*	Amber Road Inc.	14,500	111
*	KVH Industries Inc.	9,261	111
*	Pixelworks Inc.	23,098	109
*	WideOpenWest Inc.	6,988	105
*	Castlight Health Inc. Class B	23,900	103
*	Synchronoss Technologies Inc.	10,300	96
*	SecureWorks Corp. Class A	7,500	93
*	Seachange International Inc.	33,108	91
*,^	QuickLogic Corp.	51,440	86
*	Ooma Inc.	7,898	83
*	Key Tronic Corp.	10,986	79
*	Marin Software Inc.	40,800	71
*	Datawatch Corp.	5,954	69
*	ID Systems Inc.	9,130	69
*	Icad Inc.	15,448	68
*	NetSol Technologies Inc.	18,320	64
	Concurrent Computer Corp.	10,521	63
*	CVD Equipment Corp.	5,349	58
*	Airgain Inc.	6,400	58
*	Edgewater Technology Inc.	8,642	56
	GlobalSCAPE Inc.	14,200	54
*	Westell Technologies Inc. Class A	15,363	46
*	Support.com Inc.	18,062	42
*	iPass Inc.	64,042	42
	PC-Tel Inc.	6,670	42
*	Radisys Corp.	27,955	38
*,^	Neonode Inc.	29,427	38
*	Appian Corp.	1,260	36
*	Computer Task Group Inc.	6,500	35
*	ADDvantage Technologies Group Inc.	24,575	34
	AstroNova Inc.	2,500	32
*	Inseego Corp.	21,112	32
*,^	ParkerVision Inc.	20,100	32
*	Synacor Inc.	10,600	29
*	Qumu Corp.	9,333	28
*	Determine Inc.	12,197	26
*,^	Netlist Inc.	33,001	24
*	GSI Technology Inc.	2,874	21
*	BSQUARE Corp.	4,000	21
	QAD Inc. Class B	677	19
*	Evolving Systems Inc.	3,774	18
*	eGain Corp.	6,651	18
*,^	Yext Inc.	1,265	17
*	BroadVision Inc.	4,181	17
*,^	Resonant Inc.	3,300	15
*	Aehr Test Systems	3,305	14
*	Exela Technologies Inc.	2,602	13
*	Adesto Technologies Corp.	1,600	13

*	Aviat Networks Inc.	700	12
*	Intermolecular Inc.	11,600	12
*	LRAD Corp.	5,485	12
*	Sunworks Inc.	6,576	10
*	Tintri Inc.	3,200	10
*	FORM Holdings Corp.	7,203	10
*,^	TransEnterix Inc.	6,100	9
*,^	Everspin Technologies Inc.	500	9
*	Numerex Corp. Class A	2,209	8
*,^	NXT-ID Inc.	3,500	8
	Great Elm Capital Group Inc.	1,848	7
*	DASAN Zhone Solutions Inc.	837	6
*	SharpSpring Inc.	1,700	6
*	WidePoint Corp.	6,600	4
*	Smith Micro Software Inc.	3,802	4
*	Data I/O Corp.	400	4
*	Xplore Technologies Corp.	1,000	4
	ClearOne Inc.	425	3
*	Pendrell Corp.	434	3
*	Cinedigm Corp. Class A	1,800	3
*,2	Gerber Scientific Inc. CVR	16,800	2
*	Identiv Inc.	400	2
*	Inuvo Inc.	1,600	2
*	FalconStor Software Inc.	6,134	2
*	GSE Systems Inc.	400	1
*	Finjan Holdings Inc.	500	1
*	Streamline Health Solutions Inc.	700	1
	TransAct Technologies Inc.	100	1
*	ARC Group Worldwide Inc.	400	1
*	Ominto Inc.	200	1
	Communications Systems Inc.	214	1
*	Intellicheck Inc.	300	1
*	Ciber Inc.	41,661	1
	RELM Wireless Corp.	100	—
			3,828,371
Telecommunications (1.2%)
	AT&T Inc.	5,021,470	196,691
	Verizon Communications Inc.	3,334,048	165,002
*	T-Mobile US Inc.	231,140	14,252
*	Level 3 Communications Inc.	231,481	12,336
	CenturyLink Inc.	437,226	8,264
*	Zayo Group Holdings Inc.	124,988	4,302
*	Sprint Corp.	481,773	3,748
	Telephone & Data Systems Inc.	88,718	2,474
*	Vonage Holdings Corp.	176,477	1,436
	Shenandoah Telecommunications Co.	36,882	1,372
	Consolidated Communications Holdings Inc.	63,881	1,219
*	Straight Path Communications Inc. Class B	6,244	1,128
*	General Communication Inc. Class A	26,743	1,091
*	ORBCOMM Inc.	89,671	939
*	8x8 Inc.	67,972	918
*	Iridium Communications Inc.	87,094	897
	Cincinnati Bell Inc.	43,046	854
	ATN International Inc.	14,028	739
^	Frontier Communications Corp.	59,974	707
*	United States Cellular Corp.	18,847	667
*	Globalstar Inc.	383,132	624

*	GTT Communications Inc.	18,991	601
*	Lumos Networks Corp.	24,680	442
	Spok Holdings Inc.	21,042	323
	IDT Corp. Class B	21,156	298
*	Intelsat SA	63,120	297
*	Hawaiian Telcom Holdco Inc.	9,405	280
*	pdvWireless Inc.	9,248	276
	Windstream Holdings Inc.	132,620	235
*	HC2 Holdings Inc.	37,800	200
*	Alaska Communications Systems Group Inc.	58,205	132
*,2	Chelsea Therapeutics International Ltd. CVR	53,188	6
			422,750
Utilities (1.9%)
	NextEra Energy Inc.	381,643	55,930
	Duke Energy Corp.	577,118	48,432
	Southern Co.	813,547	39,978
	Dominion Energy Inc.	515,297	39,642
	Exelon Corp.	756,109	28,483
	American Electric Power Co. Inc.	405,058	28,451
	PG&E Corp.	411,442	28,015
	Sempra Energy	202,012	23,056
	PPL Corp.	544,244	20,654
	Consolidated Edison Inc.	251,478	20,289
	Edison International	261,953	20,215
	Xcel Energy Inc.	426,696	20,191
	Public Service Enterprise Group Inc.	412,952	19,099
	ONEOK Inc.	302,436	16,758
	WEC Energy Group Inc.	257,502	16,166
	Eversource Energy	260,871	15,767
	DTE Energy Co.	143,181	15,372
	American Water Works Co. Inc.	141,804	11,473
	Entergy Corp.	150,192	11,469
	FirstEnergy Corp.	367,683	11,336
	Ameren Corp.	193,351	11,183
	CMS Energy Corp.	234,927	10,882
	CenterPoint Energy Inc.	339,974	9,931
	Alliant Energy Corp.	182,108	7,570
	Pinnacle West Capital Corp.	85,646	7,242
	Atmos Energy Corp.	85,802	7,194
	NiSource Inc.	263,103	6,733
	AES Corp.	599,227	6,603
	NRG Energy Inc.	256,474	6,563
	UGI Corp.	137,853	6,460
	Westar Energy Inc. Class A	116,720	5,789
	SCANA Corp.	110,828	5,374
	Great Plains Energy Inc.	173,552	5,259
	Aqua America Inc.	144,500	4,796
*	Vistra Energy Corp.	242,463	4,532
	Vectren Corp.	68,648	4,515
*	Calpine Corp.	283,356	4,179
	National Fuel Gas Co.	63,646	3,603
	WGL Holdings Inc.	41,210	3,470
	IDACORP Inc.	38,485	3,384
	Portland General Electric Co.	72,963	3,330
	ONE Gas Inc.	43,438	3,199
	Black Hills Corp.	45,749	3,151
	New Jersey Resources Corp.	73,672	3,105

	ALLETE Inc.	39,875	3,082
	Hawaiian Electric Industries Inc.	89,083	2,973
	PNM Resources Inc.	70,210	2,829
	Avista Corp.	54,014	2,796
	Spire Inc.	36,740	2,743
	Avangrid Inc.	55,546	2,634
	Southwest Gas Holdings Inc.	33,921	2,633
	Ormat Technologies Inc.	41,778	2,551
	South Jersey Industries Inc.	67,760	2,340
	NorthWestern Corp.	37,935	2,160
	American States Water Co.	39,018	1,922
	El Paso Electric Co.	33,885	1,872
	MGE Energy Inc.	28,843	1,863
	Northwest Natural Gas Co.	25,607	1,649
	California Water Service Group	36,932	1,409
	Chesapeake Utilities Corp.	15,560	1,218
*	TerraForm Power Inc. Class A	86,401	1,142
	SJW Group	16,132	913
*	Dynegy Inc.	77,990	764
	Connecticut Water Service Inc.	12,687	752
	Unitil Corp.	14,021	693
	Middlesex Water Co.	17,511	688
	York Water Co.	16,206	549
*	Sunrun Inc.	68,555	380
*	Atlantic Power Corp.	103,002	252
	Artesian Resources Corp. Class A	6,304	238
	Spark Energy Inc. Class A	12,600	189
*	Cadiz Inc.	14,457	184
*	Pure Cycle Corp.	19,761	148
*	Vivint Solar Inc.	42,105	143
*	AquaVenture Holdings Ltd.	7,643	103
	Genie Energy Ltd. Class B	12,877	84
*	US Geothermal Inc.	14,479	58
			672,777
Total Common Stocks (Cost $9,825,453)			21,268,866

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.0%)
U.S. Government Securities (15.8%)
United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,636
United States Treasury Note/Bond	9.125%	5/15/18	3,675	3,851
United States Treasury Note/Bond	2.375%	5/31/18	885	891
United States Treasury Note/Bond	1.125%	6/15/18	2,769	2,766
United States Treasury Note/Bond	0.625%	6/30/18	1,443	1,436
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,291
United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,049
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,455
United States Treasury Note/Bond	0.750%	7/31/18	68,425	68,104
United States Treasury Note/Bond	1.375%	7/31/18	251	251
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,750
United States Treasury Note/Bond	0.750%	8/31/18	9,110	9,060
United States Treasury Note/Bond	1.500%	8/31/18	575	576
United States Treasury Note/Bond	1.000%	9/15/18	5,468	5,449
United States Treasury Note/Bond	0.750%	9/30/18	10,194	10,132
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,100

United States Treasury Note/Bond	0.875%	10/15/18	18,750	18,653
United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,820
United States Treasury Note/Bond	1.750%	10/31/18	32,800	32,923
United States Treasury Note/Bond	1.250%	11/15/18	8,553	8,538
United States Treasury Note/Bond	3.750%	11/15/18	671	688
United States Treasury Note/Bond	1.000%	11/30/18	31,866	31,722
United States Treasury Note/Bond	1.250%	11/30/18	8,275	8,261
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,488
United States Treasury Note/Bond	1.250%	12/15/18	10,000	9,983
United States Treasury Note/Bond	1.250%	12/31/18	6,785	6,773
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,372
United States Treasury Note/Bond	1.500%	12/31/18	11,530	11,543
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,026
United States Treasury Note/Bond	1.125%	1/31/19	1,780	1,773
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,452
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,433
United States Treasury Note/Bond	0.750%	2/15/19	52,366	51,892
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,313
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,038
United States Treasury Note/Bond	1.125%	2/28/19	345	344
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,364
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,621
United States Treasury Note/Bond	1.000%	3/15/19	18,210	18,099
United States Treasury Note/Bond	1.250%	3/31/19	16,965	16,920
United States Treasury Note/Bond	1.500%	3/31/19	12,250	12,263
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,777
United States Treasury Note/Bond	0.875%	4/15/19	18,210	18,054
United States Treasury Note/Bond	1.250%	4/30/19	11,467	11,433
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,105
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,310
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,368
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,496
United States Treasury Note/Bond	1.250%	5/31/19	110	110
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,821
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,835
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,452
United States Treasury Note/Bond	1.250%	6/30/19	12,015	11,972
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,358
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,251
United States Treasury Note/Bond	1.375%	7/31/19	5,940	5,930
United States Treasury Note/Bond	1.625%	7/31/19	18,861	18,914
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,287
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,647
4 United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,213
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,049
United States Treasury Note/Bond	1.250%	8/31/19	10,477	10,431
United States Treasury Note/Bond	1.625%	8/31/19	9,946	9,974
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,867
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,857
United States Treasury Note/Bond	1.375%	9/30/19	10,930	10,906
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,427
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,518
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,780
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,706
United States Treasury Note/Bond	1.000%	11/15/19	143,585	142,060
United States Treasury Note/Bond	3.375%	11/15/19	24,504	25,461
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,749

United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,095
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,527
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,066
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,094
United States Treasury Note/Bond	1.375%	1/15/20	46,545	46,378
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,358
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,690
United States Treasury Note/Bond	1.375%	2/15/20	71,386	71,096
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,671
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,801
United States Treasury Note/Bond	1.375%	2/29/20	14,143	14,083
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,397
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,881
United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,152
United States Treasury Note/Bond	1.500%	4/15/20	29,330	29,275
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,880
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,911
United States Treasury Note/Bond	1.500%	5/15/20	81,832	81,653
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,736
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,712
United States Treasury Note/Bond	1.500%	5/31/20	41,462	41,365
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,962
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,727
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,686
United States Treasury Note/Bond	1.500%	7/15/20	23,009	22,944
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,116
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,335
United States Treasury Note/Bond	1.500%	8/15/20	37,927	37,809
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,219
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,077
United States Treasury Note/Bond	1.375%	9/15/20	33,500	33,264
United States Treasury Note/Bond	1.375%	10/31/20	44,079	43,707
United States Treasury Note/Bond	1.750%	10/31/20	32,911	33,003
United States Treasury Note/Bond	2.625%	11/15/20	56,233	57,867
United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,690
United States Treasury Note/Bond	2.000%	11/30/20	19,950	20,149
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,661
United States Treasury Note/Bond	2.375%	12/31/20	22,442	22,926
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,161
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,271
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,138
United States Treasury Note/Bond	7.875%	2/15/21	400	481
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,855
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,390
United States Treasury Note/Bond	1.250%	3/31/21	45,960	45,206
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,210
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,026
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,286
United States Treasury Note/Bond	3.125%	5/15/21	29,512	30,937
United States Treasury Note/Bond	1.375%	5/31/21	16,130	15,906
United States Treasury Note/Bond	2.000%	5/31/21	27,003	27,231
United States Treasury Note/Bond	1.125%	6/30/21	51,329	50,126
United States Treasury Note/Bond	2.125%	6/30/21	38,700	39,196
United States Treasury Note/Bond	1.125%	7/31/21	29,345	28,620
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,931
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,863
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,840

United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,221
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,279
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,531
United States Treasury Note/Bond	1.250%	10/31/21	43,150	42,172
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,651
United States Treasury Note/Bond	2.000%	11/15/21	54,050	54,439
United States Treasury Note/Bond	1.750%	11/30/21	43,980	43,815
United States Treasury Note/Bond	1.875%	11/30/21	13,226	13,249
United States Treasury Note/Bond	2.000%	12/31/21	7,848	7,895
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,421
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,236
United States Treasury Note/Bond	1.875%	1/31/22	61,130	61,149
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,493
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,484
United States Treasury Note/Bond	1.875%	2/28/22	37,730	37,730
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,773
United States Treasury Note/Bond	1.875%	3/31/22	14,755	14,746
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,034
United States Treasury Note/Bond	1.875%	4/30/22	12,850	12,834
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,368
United States Treasury Note/Bond	1.750%	5/31/22	36,207	35,957
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,956
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,394
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,740
United States Treasury Note/Bond	1.875%	7/31/22	36,690	36,598
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,823
United States Treasury Note/Bond	1.625%	8/15/22	7,985	7,880
United States Treasury Note/Bond	1.625%	8/31/22	7,900	7,789
United States Treasury Note/Bond	1.875%	8/31/22	7,214	7,193
United States Treasury Note/Bond	1.750%	9/30/22	14,600	14,461
United States Treasury Note/Bond	1.875%	9/30/22	44,000	43,876
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,500
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,270
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,088
United States Treasury Note/Bond	2.125%	12/31/22	36,429	36,680
United States Treasury Note/Bond	1.750%	1/31/23	27,583	27,238
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,087
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,387
United States Treasury Note/Bond	1.500%	2/28/23	29,080	28,326
United States Treasury Note/Bond	1.500%	3/31/23	28,225	27,466
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,195
United States Treasury Note/Bond	1.750%	5/15/23	36,043	35,502
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,362
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,682
United States Treasury Note/Bond	1.250%	7/31/23	22,360	21,382
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,276
United States Treasury Note/Bond	6.250%	8/15/23	16,980	20,928
United States Treasury Note/Bond	1.375%	8/31/23	22,170	21,321
United States Treasury Note/Bond	1.375%	9/30/23	20,410	19,616
United States Treasury Note/Bond	1.625%	10/31/23	58,585	57,102
United States Treasury Note/Bond	2.750%	11/15/23	28,356	29,464
United States Treasury Note/Bond	2.125%	11/30/23	65,970	66,155
United States Treasury Note/Bond	2.250%	12/31/23	14,750	14,884
United States Treasury Note/Bond	2.250%	1/31/24	34,830	35,124
United States Treasury Note/Bond	2.750%	2/15/24	7,074	7,344
United States Treasury Note/Bond	2.125%	2/29/24	54,810	54,827
United States Treasury Note/Bond	2.125%	3/31/24	38,875	38,863

United States Treasury Note/Bond	2.000%	4/30/24	30,695	30,446
United States Treasury Note/Bond	2.500%	5/15/24	65,279	66,737
United States Treasury Note/Bond	2.000%	5/31/24	37,779	37,448
United States Treasury Note/Bond	2.000%	6/30/24	25,460	25,221
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,680
United States Treasury Note/Bond	2.375%	8/15/24	33,710	34,168
United States Treasury Note/Bond	1.875%	8/31/24	32,165	31,577
United States Treasury Note/Bond	2.125%	9/30/24	23,000	22,935
United States Treasury Note/Bond	2.250%	11/15/24	36,046	36,209
United States Treasury Note/Bond	7.500%	11/15/24	675	914
United States Treasury Note/Bond	2.000%	2/15/25	61,048	60,190
United States Treasury Note/Bond	2.125%	5/15/25	41,761	41,474
United States Treasury Note/Bond	2.000%	8/15/25	23,772	23,352
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,557
United States Treasury Note/Bond	2.250%	11/15/25	30,347	30,333
United States Treasury Note/Bond	1.625%	2/15/26	21,332	20,272
United States Treasury Note/Bond	1.625%	5/15/26	50,448	47,823
United States Treasury Note/Bond	1.500%	8/15/26	51,545	48,234
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,214
United States Treasury Note/Bond	2.000%	11/15/26	27,355	26,645
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,967
United States Treasury Note/Bond	2.250%	2/15/27	31,127	30,923
United States Treasury Note/Bond	2.375%	5/15/27	42,305	42,464
United States Treasury Note/Bond	2.250%	8/15/27	53,516	53,123
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,401
United States Treasury Note/Bond	5.500%	8/15/28	13,745	17,890
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,657
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,553
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,127
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,573
United States Treasury Note/Bond	5.375%	2/15/31	18,200	24,354
United States Treasury Note/Bond	4.500%	2/15/36	18,000	23,138
United States Treasury Note/Bond	4.750%	2/15/37	11,925	15,827
United States Treasury Note/Bond	5.000%	5/15/37	10,403	14,210
United States Treasury Note/Bond	4.375%	2/15/38	20,742	26,342
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,325
United States Treasury Note/Bond	3.500%	2/15/39	14,301	16,140
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,107
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,221
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,865
United States Treasury Note/Bond	4.625%	2/15/40	13,760	18,103
United States Treasury Note/Bond	4.375%	5/15/40	8,750	11,147
United States Treasury Note/Bond	3.875%	8/15/40	11,185	13,296
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,940
United States Treasury Note/Bond	4.750%	2/15/41	15,588	20,932
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,917
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,017
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,881
United States Treasury Note/Bond	3.125%	2/15/42	12,773	13,501
United States Treasury Note/Bond	3.000%	5/15/42	18,425	19,053
United States Treasury Note/Bond	2.750%	8/15/42	24,875	24,564
United States Treasury Note/Bond	2.750%	11/15/42	79,783	78,711
United States Treasury Note/Bond	3.125%	2/15/43	3,167	3,339
United States Treasury Note/Bond	2.875%	5/15/43	28,760	28,971
United States Treasury Note/Bond	3.625%	8/15/43	36,486	41,845
United States Treasury Note/Bond	3.750%	11/15/43	23,554	27,599
United States Treasury Note/Bond	3.625%	2/15/44	29,063	33,382

United States Treasury Note/Bond	3.375%	5/15/44	11,816	13,020
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,710
United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,668
United States Treasury Note/Bond	2.500%	2/15/45	36,593	34,112
United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,724
United States Treasury Note/Bond	2.875%	8/15/45	27,867	27,980
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,222
United States Treasury Note/Bond	2.500%	2/15/46	39,339	36,573
United States Treasury Note/Bond	2.500%	5/15/46	51,805	48,122
United States Treasury Note/Bond	2.250%	8/15/46	25,312	22,239
United States Treasury Note/Bond	2.875%	11/15/46	36,710	36,813
United States Treasury Note/Bond	3.000%	5/15/47	43,377	44,604
United States Treasury Note/Bond	2.750%	8/15/47	40,355	39,460
				5,586,191
Agency Bonds and Notes (0.8%)
5 AID-Iraq	2.149%	1/18/22	1,100	1,103
5 AID-Israel	5.500%	12/4/23	375	444
5 AID-Israel	5.500%	4/26/24	1,400	1,670
5 AID-Jordan	1.945%	6/23/19	600	603
5 AID-Jordan	2.503%	10/30/20	750	763
5 AID-Jordan	2.578%	6/30/22	320	326
5 AID-Tunisia	2.452%	7/24/21	250	254
5 AID-Tunisia	1.416%	8/5/21	200	195
5 AID-Ukraine	1.844%	5/16/19	350	352
5 AID-Ukraine	1.847%	5/29/20	700	700
5 AID-Ukraine	1.471%	9/29/21	675	662
3 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,223
3 Federal Farm Credit Banks	3.500%	12/20/23	500	538
3 Federal Home Loan Banks	0.875%	10/1/18	6,000	5,970
3 Federal Home Loan Banks	1.250%	1/16/19	5,000	4,986
3 Federal Home Loan Banks	1.375%	3/18/19	6,500	6,490
3 Federal Home Loan Banks	1.375%	5/28/19	3,000	2,994
3 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,271
3 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,976
3 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,957
3 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,568
3 Federal Home Loan Banks	1.875%	3/13/20	500	503
3 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,198
3 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,907
3 Federal Home Loan Banks	1.375%	9/28/20	1,950	1,932
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,108
3 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,582
3 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,818
3 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,925
3 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,993
3 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,159
3 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,071
3 Federal Home Loan Banks	5.375%	8/15/24	815	972
3 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,736
6 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	10,000	9,948
6 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,679
6 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,972
6 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,912
6 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,804
6 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,157
6 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,907
6 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,470

6 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	2,886	2,867
6 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,514	1,504
6 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,991
6 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,788
6 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,849
6 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	379
6 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,139
6 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	2,992
6 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,381
6 Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,103
6 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	1,998
6 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,022
6 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,863
6 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,016
6 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,976
6 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,285
6 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,026
6 Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,350
6 Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,471
6 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,807
6 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,001
6 Federal National Mortgage Assn.	1.500%	2/28/20	5,060	5,046
6 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,984
6 Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,985
6 Federal National Mortgage Assn.	1.500%	11/30/20	4,000	3,973
6 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,008
6 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,875
6 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,956
6 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,941
6 Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,013
6 Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,979
6 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,047
6 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,047
6 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,756
6 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,036
6 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,982
6 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,956
6 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,728
3 Financing Corp.	9.650%	11/2/18	475	516
Private Export Funding Corp.	4.375%	3/15/19	350	364
Private Export Funding Corp.	1.450%	8/15/19	350	348
Private Export Funding Corp.	2.250%	3/15/20	650	657
Private Export Funding Corp.	2.300%	9/15/20	175	177
Private Export Funding Corp.	4.300%	12/15/21	175	191
Private Export Funding Corp.	2.800%	5/15/22	200	206
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,160
Private Export Funding Corp.	3.550%	1/15/24	725	776
Private Export Funding Corp.	2.450%	7/15/24	525	526
Private Export Funding Corp.	3.250%	6/15/25	175	184
3 Tennessee Valley Authority	1.750%	10/15/18	600	602
3 Tennessee Valley Authority	3.875%	2/15/21	905	966
3 Tennessee Valley Authority	1.875%	8/15/22	425	422
3 Tennessee Valley Authority	2.875%	9/15/24	954	984
3 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,601
3 Tennessee Valley Authority	2.875%	2/1/27	1,000	1,024
3 Tennessee Valley Authority	7.125%	5/1/30	2,000	2,895
3 Tennessee Valley Authority	4.650%	6/15/35	500	600

3	Tennessee Valley Authority	5.880%	4/1/36	285	389
3	Tennessee Valley Authority	5.500%	6/15/38	225	299
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,724
3	Tennessee Valley Authority	5.375%	4/1/56	580	793
3	Tennessee Valley Authority	4.625%	9/15/60	519	632
3	Tennessee Valley Authority	4.250%	9/15/65	700	795
					273,749
Conventional Mortgage-Backed Securities (8.3%)
6,7	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,162	6,103
6,7,8	Fannie Mae Pool	2.500%	1/1/27–10/1/46	98,829	99,662
6,7,8	Fannie Mae Pool	3.000%	1/1/26–10/1/47	326,365	330,381
6,7,8	Fannie Mae Pool	3.500%	9/1/25–10/1/47	338,495	350,348
6,7,8	Fannie Mae Pool	4.000%	7/1/18–10/1/47	233,006	246,212
6,7,8	Fannie Mae Pool	4.500%	1/1/18–10/1/47	93,645	100,950
6,7	Fannie Mae Pool	5.000%	10/1/17–1/1/44	39,347	42,972
6,7	Fannie Mae Pool	5.500%	10/1/17–4/1/40	31,608	35,074
6,7	Fannie Mae Pool	6.000%	11/1/17–5/1/41	22,121	24,976
6,7	Fannie Mae Pool	6.500%	10/1/23–10/1/39	5,410	5,999
6,7	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,232	2,593
6,7	Fannie Mae Pool	7.500%	11/1/22–12/1/32	180	201
6,7	Fannie Mae Pool	8.000%	12/1/22–10/1/30	41	46
6,7	Fannie Mae Pool	8.500%	7/1/22–7/1/30	25	30
6,7	Fannie Mae Pool	9.000%	7/1/22–6/1/26	8	9
6,7	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
6,7	Fannie Mae Pool	10.000%	1/1/20–8/1/21	—	—
6,7	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,948	3,908
6,7,8	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	70,544	71,312
6,7,8	Freddie Mac Gold Pool	3.000%	10/1/24–10/1/47	223,288	225,881
6,7,8	Freddie Mac Gold Pool	3.500%	9/1/25–10/1/47	218,064	225,655
6,7,8	Freddie Mac Gold Pool	4.000%	7/1/18–10/1/47	131,427	138,735
6,7,8	Freddie Mac Gold Pool	4.500%	1/1/18–10/1/47	52,500	56,365
6,7	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	21,096	22,921
6,7	Freddie Mac Gold Pool	5.500%	11/1/17–6/1/41	19,113	21,085
6,7	Freddie Mac Gold Pool	6.000%	10/1/17–5/1/40	10,255	11,562
6,7	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,546	2,828
6,7	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	731	851
6,7	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	116	134
6,7	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	81	95
6,7	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	15	16
6,7	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	8	8
6,7	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
6,7	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
7	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	12,463	12,686
7,8	Ginnie Mae I Pool	3.500%	11/15/25–10/1/47	13,965	14,585
7,8	Ginnie Mae I Pool	4.000%	10/15/24–10/1/47	19,521	20,659
7	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	20,583	22,174
7	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	13,860	15,190
7	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	6,929	7,756
7	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	4,296	4,840
7	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,380	1,485
7	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	561	632
7	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	173	192
7	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	107	119
7	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	20
7	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	14	15
7	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	—	—
7	Ginnie Mae I Pool	10.000%	3/15/19	—	—

7	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	7,424	7,350
7,8	Ginnie Mae II Pool	3.000%	2/20/27–10/1/47	224,612	228,146
7,8	Ginnie Mae II Pool	3.500%	9/20/25–10/1/47	315,534	328,734
7,8	Ginnie Mae II Pool	4.000%	9/20/25–10/1/47	151,308	159,748
7,8	Ginnie Mae II Pool	4.500%	11/20/35–10/1/47	58,754	63,201
7	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	22,922	24,850
7	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,555	8,287
7	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,904	3,261
7	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	898	1,013
7	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	147	176
					2,952,032
Nonconventional Mortgage-Backed Securities (0.1%)
6,7	Fannie Mae Pool	2.122%	3/1/43	543	545
6,7	Fannie Mae Pool	2.178%	6/1/43	405	407
6,7	Fannie Mae Pool	2.188%	10/1/42	225	229
6,7	Fannie Mae Pool	2.267%	7/1/43	582	581
6,7	Fannie Mae Pool	2.415%	10/1/42	364	366
6,7	Fannie Mae Pool	2.448%	9/1/43	64	64
6,7,9	Fannie Mae Pool	2.462%	4/1/37	43	45
6,7	Fannie Mae Pool	2.720%	1/1/42	266	270
6,7	Fannie Mae Pool	2.724%	12/1/43	660	684
6,7	Fannie Mae Pool	2.746%	3/1/42	347	362
6,7,10 Fannie Mae Pool		2.831%	12/1/40	41	43
6,7,10 Fannie Mae Pool		2.874%	9/1/37	143	153
6,7,9	Fannie Mae Pool	2.888%	9/1/43	430	454
6,7,10 Fannie Mae Pool		2.927%	12/1/41	125	128
6,7,10 Fannie Mae Pool		3.032%	12/1/33	39	41
6,7,11 Fannie Mae Pool		3.040%	1/1/35	128	137
6,7	Fannie Mae Pool	3.088%	2/1/41	46	48
6,7,10 Fannie Mae Pool		3.090%	9/1/34	38	39
6,7	Fannie Mae Pool	3.091%	2/1/41	127	133
6,7,10 Fannie Mae Pool		3.106%	9/1/40	41	43
6,7,10 Fannie Mae Pool		3.135%	11/1/36	92	97
6,7,10 Fannie Mae Pool		3.175%	10/1/39	45	47
6,7,10 Fannie Mae Pool		3.193%	11/1/39	28	30
6,7,10 Fannie Mae Pool		3.203%	2/1/36	56	57
6,7,9	Fannie Mae Pool	3.215%	8/1/37	84	88
6,7,10 Fannie Mae Pool		3.257%	7/1/36	24	25
6,7,10 Fannie Mae Pool		3.264%	10/1/40	71	75
6,7,10 Fannie Mae Pool		3.270%	11/1/41	108	114
6,7,10 Fannie Mae Pool		3.305%	11/1/41	128	136
6,7,10 Fannie Mae Pool		3.306%	12/1/40	117	124
6,7,10 Fannie Mae Pool		3.310%	11/1/39–12/1/41	148	156
6,7,10 Fannie Mae Pool		3.315%	11/1/40–12/1/40	99	105
6,7,10 Fannie Mae Pool		3.335%	12/1/39	93	97
6,7,10 Fannie Mae Pool		3.337%	10/1/40	78	82
6,7	Fannie Mae Pool	3.348%	8/1/42	246	249
6,7,10 Fannie Mae Pool		3.351%	1/1/37	87	93
6,7,10 Fannie Mae Pool		3.375%	8/1/35	123	131
6,7,10 Fannie Mae Pool		3.401%	1/1/42	121	127
6,7,10 Fannie Mae Pool		3.415%	6/1/36	4	5
6,7,10 Fannie Mae Pool		3.429%	8/1/40	51	53
6,7,10 Fannie Mae Pool		3.435%	11/1/33–12/1/40	101	107
6,7,10 Fannie Mae Pool		3.440%	9/1/42	227	236
6,7,10 Fannie Mae Pool		3.444%	6/1/42	634	659
6,7,10 Fannie Mae Pool		3.445%	7/1/39	12	13
6,7,10 Fannie Mae Pool		3.447%	1/1/40	101	105

6,7,10 Fannie Mae Pool		3.454%	3/1/42	179	192
6,7,10 Fannie Mae Pool		3.467%	5/1/42	81	84
6,7,9 Fannie Mae Pool		3.468%	5/1/42	351	366
6,7,10 Fannie Mae Pool		3.472%	2/1/41	46	46
6,7,10 Fannie Mae Pool		3.476%	5/1/40	44	47
6,7,10 Fannie Mae Pool		3.480%	10/1/37	82	85
6,7,10 Fannie Mae Pool		3.481%	4/1/37	88	93
6,7,10 Fannie Mae Pool		3.495%	11/1/34	62	66
6,7,10 Fannie Mae Pool		3.502%	3/1/41	142	149
6,7,9 Fannie Mae Pool		3.508%	2/1/42	636	675
6,7,9 Fannie Mae Pool		3.516%	7/1/42	147	158
6,7,9 Fannie Mae Pool		3.535%	7/1/37	23	25
6,7,10 Fannie Mae Pool		3.545%	9/1/40	149	157
6,7,9 Fannie Mae Pool		3.554%	8/1/39	137	141
6,7,9 Fannie Mae Pool		3.556%	2/1/42	156	167
6,7,10 Fannie Mae Pool		3.575%	3/1/41	103	110
6,7,10 Fannie Mae Pool		3.590%	8/1/39	31	32
6,7	Fannie Mae Pool	3.605%	7/1/41	264	279
6,7	Fannie Mae Pool	3.608%	4/1/41	97	99
6,7,10 Fannie Mae Pool		3.628%	11/1/39	53	56
6,7,10 Fannie Mae Pool		3.630%	5/1/41	106	112
6,7,10 Fannie Mae Pool		3.632%	5/1/40	19	21
6,7	Fannie Mae Pool	3.703%	6/1/41	33	35
6,7	Fannie Mae Pool	3.796%	6/1/41	195	206
6,7,10 Fannie Mae Pool		5.188%	3/1/38	12	13
6,7,11 Fannie Mae Pool		5.860%	12/1/37	110	115
6,7,10 Freddie Mac Non Gold Pool		2.235%	10/1/37	5	5
6,7	Freddie Mac Non Gold Pool	2.378%	5/1/42	58	59
6,7	Freddie Mac Non Gold Pool	2.533%	11/1/43	403	405
6,7	Freddie Mac Non Gold Pool	2.708%	2/1/42	185	187
6,7	Freddie Mac Non Gold Pool	2.789%	1/1/41	112	117
6,7,11 Freddie Mac Non Gold Pool		2.819%	11/1/34	47	49
6,7	Freddie Mac Non Gold Pool	2.951%	12/1/41	206	215
6,7,10 Freddie Mac Non Gold Pool		2.961%	7/1/35	82	86
6,7,9 Freddie Mac Non Gold Pool		3.040%	1/1/37	101	106
6,7,11 Freddie Mac Non Gold Pool		3.088%	10/1/36	37	40
6,7,11 Freddie Mac Non Gold Pool		3.109%	2/1/36	42	44
6,7,10 Freddie Mac Non Gold Pool		3.110%	10/1/37	40	43
6,7	Freddie Mac Non Gold Pool	3.114%	1/1/41	32	33
6,7,10 Freddie Mac Non Gold Pool		3.153%	12/1/36	40	42
6,7,11 Freddie Mac Non Gold Pool		3.216%	5/1/36	36	37
6,7,10 Freddie Mac Non Gold Pool		3.250%	1/1/38	21	22
6,7,10 Freddie Mac Non Gold Pool		3.255%	3/1/37	12	12
6,7,10 Freddie Mac Non Gold Pool		3.269%	12/1/34	30	30
6,7,10 Freddie Mac Non Gold Pool		3.278%	12/1/36	32	33
6,7,10 Freddie Mac Non Gold Pool		3.303%	12/1/35	67	71
6,7,10 Freddie Mac Non Gold Pool		3.352%	1/1/35	11	12
6,7,10 Freddie Mac Non Gold Pool		3.363%	12/1/40	131	136
6,7,10 Freddie Mac Non Gold Pool		3.365%	2/1/37	28	29
6,7	Freddie Mac Non Gold Pool	3.378%	3/1/42	197	208
6,7,10 Freddie Mac Non Gold Pool		3.380%	11/1/40	19	20
6,7,10 Freddie Mac Non Gold Pool		3.400%	11/1/40	46	47
6,7,10 Freddie Mac Non Gold Pool		3.421%	2/1/42	54	56
6,7,10 Freddie Mac Non Gold Pool		3.500%	5/1/38	4	4
6,7,10 Freddie Mac Non Gold Pool		3.505%	12/1/40	33	34
6,7,10 Freddie Mac Non Gold Pool		3.608%	9/1/37	158	162
6,7	Freddie Mac Non Gold Pool	3.612%	9/1/40	142	150

6,7,10 Freddie Mac Non Gold Pool		3.616%	3/1/41	30	32
6,7,10 Freddie Mac Non Gold Pool		3.630%	5/1/40–6/1/40	78	82
6,7,10 Freddie Mac Non Gold Pool		3.652%	2/1/41	34	36
6,7,10 Freddie Mac Non Gold Pool		3.660%	2/1/41	87	92
6,7,10 Freddie Mac Non Gold Pool		3.701%	6/1/41	40	42
6,7,10 Freddie Mac Non Gold Pool		3.706%	5/1/40	22	23
6,7,10 Freddie Mac Non Gold Pool		3.714%	6/1/40	51	54
6,7,10 Freddie Mac Non Gold Pool		3.715%	6/1/40	44	46
6,7,10 Freddie Mac Non Gold Pool		3.730%	5/1/37	108	112
6,7	Freddie Mac Non Gold Pool	4.982%	3/1/38	61	64
7,11	Ginnie Mae II Pool	2.125%	7/20/38	7	7
7,11	Ginnie Mae II Pool	2.250%	10/20/38–12/20/42	1,243	1,282
7,11	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	1,491	1,539
7,11	Ginnie Mae II Pool	2.500%	7/20/41–10/20/41	840	871
7,11	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	911	939
7,11	Ginnie Mae II Pool	3.000%	11/20/40–10/20/41	134	139
7,11	Ginnie Mae II Pool	3.125%	5/20/41	51	53
7	Ginnie Mae II Pool	3.500%	12/20/43	123	125
					19,344
Total U.S. Government and Agency Obligations (Cost $8,808,504)					8,831,316
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
7	AEP Texas Central Transition Funding II
	LLC 2006-A	5.170%	1/1/18	33	33
7	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	110	110
7	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	79	79
7	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
7	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	61	61
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
7	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	180	180
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	175
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
7	American Express Credit Account Master
	Trust 2014-4	1.430%	6/15/20	325	325
7	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	1,075	1,078
7	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	3,000	2,990
7	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	2	2
7	AmeriCredit Automobile Receivables Trust
	2015-2	1.270%	1/8/20	84	84
7	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	300	299
7	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	340	340
7	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,078
7	Banc of America Commercial Mortgage
	Trust 2008-1	6.509%	2/10/51	291	293
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	175	182
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	300	313
7	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,080	1,119
7	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.748%	2/15/50	420	435

7 BANK 2017 - BNK4	3.625%	5/15/50	800	832
7 BANK 2017 - BNK5	3.390%	6/15/60	700	714
7 BANK 2017 - BNK5	3.624%	6/15/60	350	353
7 BANK 2017 - BNK6	3.518%	7/15/60	980	1,010
7 BANK 2017 - BNK6	3.741%	7/15/60	980	1,001
7 BANK 2017 - BNK7	3.175%	9/15/60	450	452
7 BANK 2017 - BNK7	3.435%	9/15/60	275	282
7 BANK 2017 - BNK7	3.748%	9/15/60	300	307
Bank of Nova Scotia	2.125%	9/11/19	900	902
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,793
Bank of Nova Scotia	1.875%	4/26/21	600	590
7 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
7 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	522
7 BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	1,175	1,224
7 BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	325	338
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	78	79
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	100	101
7 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	174	174
7 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	125
7 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	241	241
7 Capital Auto Receivables Asset Trust 2014-
3	1.830%	4/22/19	49	49
7 Capital Auto Receivables Asset Trust 2015-
1	1.610%	6/20/19	352	352
7 Capital Auto Receivables Asset Trust 2015-
1	1.860%	10/21/19	150	150
7 Capital Auto Receivables Asset Trust 2015-
2	1.730%	9/20/19	355	355
7 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	225	226
7 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	225	226
7 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	325	325
7 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	200	200
7 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	225	224
7 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	875	879
7 Capital One Multi-Asset Execution Trust
2015-A5	1.600%	5/17/21	400	400
7 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	603
7 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	575	571
7 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	775	768
7 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	650	650
7 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	700	701
7 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	705
7 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	22	22

7 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	83	83
7 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	44	44
7 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
7 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	148	148
7 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
7 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	100
7 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	150
7 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	324
7 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	114
7 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	606
7 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	621
7 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
7 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	524
7 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	136
7 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	516
7 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	310
7 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	70	73
7 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	821
7 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	445
7 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	553
7 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	406
7 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	950
7 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	307
7 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	598
7 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,320
7 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,050
7 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	923
7 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	800
7 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	600
7 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224
7 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	770
7 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	693
7 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	768
7 Citibank Credit Card Issuance Trust 2008-
A1	5.350%	2/7/20	1,048	1,062
7 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,419
7 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	768
7 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	2,100	2,114
7 Citibank Credit Card Issuance Trust 2014-
A8	1.730%	4/9/20	1,250	1,251
7 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	777
7 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	1,400	1,401
7 Citigroup Commercial Mortgage Trust
2008-C7	6.427%	12/10/49	88	88

7 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	600	613
7 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	102
7 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	102
7 Citigroup Commercial Mortgage Trust
2013-GC15	3.161%	9/10/46	222	224
7 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	244
7 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	380
7 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	75	78
7 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	296
7 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	108
7 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	110
7 Citigroup Commercial Mortgage Trust
2014-GC19	2.790%	3/10/47	129	130
7 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	75	78
7 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	133
7 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	133
7 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	211
7 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	153
7 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	300	312
7 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	650	676
7 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	800	804
7 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	325	328
7 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	150	151
7 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	650	657
7 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	318	311
7 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	350	367
7 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	425	445
7 Citigroup Commercial Mortgage Trust
2016-C1	3.003%	5/10/49	225	226
7 Citigroup Commercial Mortgage Trust
2016-C1	3.209%	5/10/49	425	429
7 Citigroup Commercial Mortgage Trust
2016-GC36	3.616%	2/10/49	800	830

7	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	246
7	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	1,000	1,024
7	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	204
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	197
7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	233
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	353
7	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	173
7	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	203
7	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	209
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	276
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	357
7	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	218
7	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	126
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	130
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	134
7	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
7	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
7	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/12/46	75	76
7	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/12/46	50	52
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	450	486
7	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/12/46	150	161
7	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	187
7	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	154
7	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	234
7	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	365	396
7	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	232
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	249
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	281
7	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	156
7	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	354
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
7	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	350
7	COMM 2014-CCRE14 Mortgage Trust	4.745%	2/10/47	175	187
7	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	331
7	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	118
7	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
7	COMM 2014-CCRE15 Mortgage Trust	4.861%	2/10/47	105	112
7	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	229
7	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	104
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	292
7	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	103
7	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	181
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	131
7	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	158
7	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	683
7	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	158
7	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	326
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	646
7	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	127
7	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	346
7	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	432
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	185

7 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
7 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	81
7 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	214
7 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
7 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
7 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127
7 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	368
7 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	234
7 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	173
7 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	525
7 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	431
7 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	440
7 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	832
7 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	235
7 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	203
7 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	586
7 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	204
7 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	258
7 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	387
7 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	180
7 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	446
7 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	883
7 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	413
7 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	415
7 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
7 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	430
7 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	204
7 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	628
7 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	518
7 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	400	411
7 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	200	207
7 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	175	178
7 CSAIL 2015-C2 Commercial Mortgage
Trust	1.454%	6/15/57	188	187
7 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	550	564
7 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	225	233
7 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	327	338
7 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	425	442
7 CSAIL 2015-C3 Commercial Mortgage
Trust	4.254%	8/15/48	200	205
7 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	200	208
7 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	325	341
7 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	800	819
7 CSAIL 2017-C8 Commercial Mortgage
Trust	3.392%	6/15/50	800	814
7 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	250	256

7	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	304
7	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	319
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	609
7	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	151
7	Discover Card Execution Note Trust 2014-
	A5	1.390%	4/15/20	1,175	1,175
7	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	1,050	1,050
7	Discover Card Execution Note Trust 2015-
	A3	1.450%	3/15/21	825	824
7	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	825	830
7	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	1,200	1,200
7	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	800	808
6,7	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	131	136
6,7	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	600	626
6,7	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,250	1,316
6,7	Fannie Mae-Aces 2013-M12	2.472%	3/25/23	932	931
6,7	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	7	7
6,7	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	448
6,7	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,166	1,173
6,7	Fannie Mae-Aces 2014-M1	3.341%	7/25/23	1,675	1,744
6,7	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	771	776
6,7	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,271
6,7	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	6	6
6,7	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	151	152
6,7	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	487
6,7	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	403	407
6,7	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	632
6,7	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	654
6,7	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,197
6,7	Fannie Mae-Aces 2014-M7	3.359%	6/25/24	1,212	1,259
6,7	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	168	169
6,7	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	668
6,7	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	799
6,7	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	131	131
6,7	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,066
6,7	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	355
6,7	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	850	855
6,7	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,036
6,7	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	759	762
6,7	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	401
6,7	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	503
6,7	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	100	100
6,7	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	744
6,7	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	360	360
6,7	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	835
6,7	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	866
6,7	Fannie Mae-Aces 2016-M12	2.530%	9/25/26	950	930
6,7	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	717
6,7	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	397
6,7	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	393
6,7	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	779
6,7	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	584
6,7	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	197

6,7	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	291
6,7	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	1,200	1,159
6,7	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	440	441
6,7	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	496
6,7	Fannie Mae-Aces 2017-M2	2.877%	2/25/27	1,200	1,193
6,7	Fannie Mae-Aces 2017-M3	2.569%	12/25/26	1,500	1,455
6,7	Fannie Mae-Aces 2017-M4	2.684%	12/25/26	1,200	1,173
6,7	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	677
6,7	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	663	671
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	220	223
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	263	267
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K007	3.342%	12/25/19	21	21
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	158	160
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	167	169
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,775	1,879
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	800	851
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	524	553
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,450	1,487
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	585	587
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	101
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	921
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,285
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,292
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,311
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	866	884
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,315
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	893	910
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	960	983
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,279
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,456
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	53
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	329	334
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,475	1,552

6,7	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	238	240
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	888
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	354	362
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,070
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	1,038
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	178	177
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	704
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	183	185
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	619
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	391	394
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	694
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	675
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	196	199
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	549
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	858
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	460
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	783
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	464
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	280
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	699
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	994
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	564
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	1,007
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	493
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	818
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	1,036
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	2,079
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,507

6,7	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	1,855
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,500	1,543
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	943
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	612
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	399
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	2,000	2,066
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	901
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	321	319
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	1,250	1,261
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	400	406
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K702	3.154%	2/25/18	1,627	1,632
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K704	2.412%	8/25/18	243	244
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	368	370
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	575	578
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	100	100
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.321%	12/25/18	351	349
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	1,675	1,673
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	797	797
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	2,000	2,016
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	1,630	1,672
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,400	1,447
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	8/25/47	192	193
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,300	1,341
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	746	748
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	819
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	391	391
6,7	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	805
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	475	486

6,7	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	536
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	501
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	1,032
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,600	1,647
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,536
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	800	818
7	Fifth Third Auto Trust 2014-2	1.380%	12/15/20	70	70
7	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	289	288
7	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	78	78
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
7	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	5	5
7	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	23	23
7	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	60	60
7	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	74	74
7	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
7	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	128	128
7	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
7	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	148	148
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
7	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	474
7	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	275
7	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	576
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
7	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	800	799
7	GM Financial Automobile Leasing Trust
	2015-2	1.680%	12/20/18	248	248
7	GM Financial Automobile Leasing Trust
	2015-2	1.850%	7/22/19	200	200
7	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	166	166
7	GM Financial Automobile Leasing Trust
	2015-3	1.810%	11/20/19	200	200
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	425	423
7	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	375	375
7	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	275	274
7	GS Mortgage Securities Corporation II
	2013-GC10	2.943%	2/10/46	246	249
7	GS Mortgage Securities Corporation II
	2013-GC10	3.279%	2/10/46	92	93
7	GS Mortgage Securities Corporation II
	2015-GC30	2.726%	5/10/50	300	303
7	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	450	461
7	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	152
7	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	775
7	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	428	443
7	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	328

7 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	281
7 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	119
7 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	189	190
7 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	141
7 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	729
7 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	195	196
7 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	105
7 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
7 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	877
7 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	295
7 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	182
7 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	158
7 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	503
7 GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	125	131
7 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	127
7 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	260
7 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	833
7 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	127
7 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	128
7 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	511
7 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	441
7 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	183
7 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	410
7 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	410
7 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	300
7 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	761
7 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	282
7 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	204
7 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	654
7 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	256
7 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	616
7 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,003
7 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	264
7 Honda Auto Receivables 2015-1 Owner
Trust	1.050%	10/15/18	69	69
7 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	100	100
7 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	387	386
7 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	1,254	1,251
7 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	279
7 Huntington Auto Trust 2015-1	1.240%	9/16/19	148	148
7 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	87	87
7 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
7 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	144	144
7 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
7 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	323
7 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	247
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.138%	4/17/45	2	2
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	480	500
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,753

7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	449
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	149
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	110
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	156
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	211
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	322
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	161
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.076%	12/15/46	150	160
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	681
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	177
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	79
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	345
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	956
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	416
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	335
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	400	409
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	408
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	128
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	81	85
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	251
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	845
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	235
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	297	300
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	68
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	466
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	294
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	184	185
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	196

7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	672
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	134
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.052%	1/15/47	188	199
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	506
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	99
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	113	120
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	178
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	233
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	239
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	185
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	113
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	105
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	78
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	683
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	183
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	338
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	198
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	203
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	156
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	310
7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	783
7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	208
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	400	407
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	618
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	205
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	200
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	329
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	417

7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	220
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	406
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	506
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	101
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	400	407
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	221
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	364
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	443
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	448
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	210
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	211
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	229
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	438
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	441
7 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	316
7 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	334
7 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,309
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	301
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	151
7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,091
7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	439
7 LB-UBS Commercial Mortgage Trust 2008-
C1	6.319%	4/15/41	780	793
7 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	73	73
7 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	125
7 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	1,001
7 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	500
7 Mercedes-Benz Auto Receivables Trust
2014-1	0.870%	10/15/18	2	2
7 Mercedes-Benz Auto Receivables Trust
2014-1	1.310%	11/16/20	75	75
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	170	170
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	75	75

7 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	180
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.219%	7/15/46	2,000	2,148
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.315%	8/15/46	240	256
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.515%	8/15/46	120	127
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	320	323
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	480
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	150	152
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	320
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.901%	11/15/46	150	160
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	181
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	36
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	230
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	101
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	153
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	128
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	170	172
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	394	410
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	400
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.796%	2/15/47	150	161
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	75	76
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	75	78
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	343
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.481%	6/15/47	125	130
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	400	407
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	106
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.589%	10/15/47	125	131
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	400	408
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	225	233

7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	275	284
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	200	204
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	725	734
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.040%	4/15/48	425	431
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	325	330
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.883%	4/15/48	200	203
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	2.982%	7/15/50	225	229
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.398%	7/15/50	150	154
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	450	471
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.383%	10/15/48	475	492
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	250	260
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C26	3.323%	10/15/48	275	284
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C26	3.531%	10/15/48	300	309
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C27	3.557%	12/15/47	200	207
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C27	3.753%	12/15/47	250	261
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C28	3.288%	1/15/49	300	309
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C28	3.544%	1/15/49	800	825
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C30	2.860%	9/15/49	800	781
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C31	3.102%	11/15/49	950	947
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	800	837
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.994%	12/15/49	325	339
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,038
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.852%	5/15/50	400	410
7	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	31	31
7	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	669
7	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	232
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	314
7	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	398
7	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	320
7	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	779
7	Morgan Stanley Capital I Trust 2016-
	UBS12	3.596%	12/15/49	825	855
7	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	566
12	National Australia Bank Ltd.	2.250%	3/16/21	625	624

7	Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	35	35
7	Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	200
7	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	349
7	Nissan Auto Receivables 2013-C Owner
	Trust	1.300%	6/15/20	128	128
7	Nissan Auto Receivables 2014-A Owner
	Trust	1.340%	8/17/20	142	142
7	Nissan Auto Receivables 2014-B Owner
	Trust	1.110%	5/15/19	50	50
7	Nissan Auto Receivables 2015-A Owner
	Trust	1.050%	10/15/19	147	147
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.340%	3/16/20	204	204
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	125	125
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.370%	5/15/20	125	125
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	200	199
7	Nissan Auto Receivables 2016-C Owner
	Trust	1.180%	1/15/21	350	348
7	Nissan Auto Receivables 2016-C Owner
	Trust	1.380%	1/17/23	275	272
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.750%	10/15/21	566	566
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.950%	10/16/23	259	259
7	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	375	373
	Royal Bank of Canada	2.200%	9/23/19	1,800	1,806
7	Royal Bank of Canada	2.000%	10/1/19	2,000	2,003
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,943
7	Royal Bank of Canada	1.875%	2/5/21	475	473
	Royal Bank of Canada	2.300%	3/22/21	650	649
7	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	400	399
7	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	250	250
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	225	225
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	1,562	1,562
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	550	546
7	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	408
7	TIAA Seasoned Commercial Mortgage
	Trust 2007-C4	5.475%	8/15/39	22	22
12	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,005
7	Toyota Auto Receivables 2014-A Owner
	Trust	1.180%	6/17/19	32	32
7	Toyota Auto Receivables 2014-B Owner
	Trust	1.310%	9/16/19	55	55
7	Toyota Auto Receivables 2015-B Owner
	Trust	1.270%	5/15/19	290	290
7	Toyota Auto Receivables 2015-B Owner
	Trust	1.740%	9/15/20	400	401

7	Toyota Auto Receivables 2015-C Owner
	Trust	1.340%	6/17/19	232	232
7	Toyota Auto Receivables 2015-C Owner
	Trust	1.690%	12/15/20	350	350
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.300%	4/15/20	200	200
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	250	249
7	Toyota Auto Receivables 2016-C Owner
	Trust	1.140%	8/17/20	300	299
7	Toyota Auto Receivables 2016-C Owner
	Trust	1.320%	11/15/21	175	173
7	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	820
7	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	357
7	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	617
7	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	154
7	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	740
7	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	305
7	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	480
7	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	618
2,7	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	270
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,000	1,008
7	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	290	296
7	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	175	179
7	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	75	77
7	Volkswagen Auto Loan Enhanced Trust
	2014-1	1.450%	9/21/20	192	192
7	Volkswagen Auto Loan Enhanced Trust
	2014-2	0.950%	4/22/19	84	84
7	Volkswagen Auto Loan Enhanced Trust
	2014-2	1.390%	5/20/21	200	200
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	225	229
7	Wells Fargo Commercial Mortgage Trust
	2014-LC16	2.819%	8/15/50	125	126
7	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	100	104
7	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,300	1,365
7	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	50	52
7	Wells Fargo Commercial Mortgage Trust
	2014-LC18	2.954%	12/15/47	250	254
7	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.271%	12/15/47	300	307
7	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	400	411
7	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.808%	12/15/47	200	205
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	400	407
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	200	202

7 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	178
7 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,035
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	645
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	121
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	439
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	650
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	114
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	1,053	1,062
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	199
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	182
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	290
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	240
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	177
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	127
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	177
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	340
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	211
7 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	806
7 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	508
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	225
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	491
7 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	153
7 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	325
7 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	342
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	349
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	605
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	874
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	247

7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	741
7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	406
7 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,249
7 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,500	1,556
7 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	608
7 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	450	468
7 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	311
7 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	261
7 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	179
7 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	365	370
7 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	256
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	112
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	53
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	225
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	44
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	412
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	203
7 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	167
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	698
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	169
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	293
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	189
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	196
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	312
7 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	101
7 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	104
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	107
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	106

7 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	106
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	101
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	208
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,547
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	54
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.816%	12/15/46	75	81
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	252
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	155
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	187
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.627%	3/15/46	50	54
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	78
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	187
7 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	102
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	104
7 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	133
7 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	131
7 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	444
7 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	682
7 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	102
7 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	249	261
7 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	133
7 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	80
7 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	121
7 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	312
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	773
7 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	316
7 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	42	42

7	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	1	1
7	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
7	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	200
7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	200
7	World Omni Automobile Lease
	Securitization Trust 2015-A	1.540%	10/15/18	164	164
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $340,771)					342,690
Corporate Bonds (11.0%)
Finance (3.4%)
	Banking (2.5%)
	American Express Co.	2.500%	8/1/22	2,400	2,391
	American Express Co.	2.650%	12/2/22	1,500	1,503
	American Express Co.	3.625%	12/5/24	750	772
	American Express Co.	4.050%	12/3/42	121	124
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,210
	American Express Credit Corp.	1.875%	5/3/19	1,000	997
	American Express Credit Corp.	2.250%	8/15/19	300	301
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,102
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,495
	American Express Credit Corp.	2.600%	9/14/20	650	659
	American Express Credit Corp.	2.250%	5/5/21	735	733
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,362
	American Express Credit Corp.	3.300%	5/3/27	2,850	2,868
	Australia & New Zealand Banking Group
	Ltd.	2.000%	11/16/18	800	802
	Australia & New Zealand Banking Group
	Ltd.	2.250%	6/13/19	300	302
	Australia & New Zealand Banking Group
	Ltd.	1.600%	7/15/19	250	249
	Australia & New Zealand Banking Group
	Ltd.	2.050%	9/23/19	300	300
	Australia & New Zealand Banking Group
	Ltd.	2.125%	8/19/20	1,000	994
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	800	812
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	2,300	2,291
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	300	300
	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	1,000	1,002
	Australia & New Zealand Banking Group
	Ltd.	3.700%	11/16/25	750	788
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	968
	Bank of America Corp.	2.600%	1/15/19	5,369	5,411
	Bank of America Corp.	5.490%	3/15/19	200	209
	Bank of America Corp.	2.650%	4/1/19	2,450	2,472
	Bank of America Corp.	7.625%	6/1/19	1,124	1,224
	Bank of America Corp.	2.250%	4/21/20	1,000	1,000
	Bank of America Corp.	5.625%	7/1/20	1,460	1,588
	Bank of America Corp.	2.625%	10/19/20	550	556
	Bank of America Corp.	2.151%	11/9/20	500	498
	Bank of America Corp.	5.875%	1/5/21	145	160
	Bank of America Corp.	2.625%	4/19/21	2,090	2,100
	Bank of America Corp.	5.000%	5/13/21	1,205	1,310
7	Bank of America Corp.	2.369%	7/21/21	900	900
7	Bank of America Corp.	2.328%	10/1/21	2,500	2,497

Bank of America Corp.	5.700%	1/24/22	500	562
Bank of America Corp.	2.503%	10/21/22	1,300	1,285
Bank of America Corp.	3.300%	1/11/23	5,400	5,530
7 Bank of America Corp.	3.124%	1/20/23	410	417
7 Bank of America Corp.	2.881%	4/24/23	6,375	6,398
7 Bank of America Corp.	2.816%	7/21/23	3,000	2,999
Bank of America Corp.	4.100%	7/24/23	1,000	1,063
Bank of America Corp.	4.125%	1/22/24	1,400	1,486
Bank of America Corp.	4.000%	4/1/24	1,750	1,847
Bank of America Corp.	4.200%	8/26/24	2,500	2,623
Bank of America Corp.	4.000%	1/22/25	4,240	4,385
Bank of America Corp.	3.950%	4/21/25	1,500	1,544
Bank of America Corp.	3.875%	8/1/25	2,500	2,624
7 Bank of America Corp.	3.093%	10/1/25	2,700	2,684
Bank of America Corp.	4.450%	3/3/26	725	763
Bank of America Corp.	4.250%	10/22/26	1,225	1,281
Bank of America Corp.	3.248%	10/21/27	1,000	978
Bank of America Corp.	4.183%	11/25/27	1,200	1,240
7 Bank of America Corp.	3.824%	1/20/28	1,900	1,946
7 Bank of America Corp.	3.705%	4/24/28	1,525	1,544
7 Bank of America Corp.	3.593%	7/21/28	3,000	3,007
Bank of America Corp.	6.110%	1/29/37	910	1,126
7 Bank of America Corp.	4.244%	4/24/38	1,525	1,612
Bank of America Corp.	7.750%	5/14/38	2,000	2,910
Bank of America Corp.	5.875%	2/7/42	1,150	1,482
Bank of America Corp.	5.000%	1/21/44	4,200	4,866
Bank of America Corp.	4.875%	4/1/44	550	624
Bank of America Corp.	4.750%	4/21/45	350	377
7 Bank of America Corp.	4.443%	1/20/48	500	539
Bank of America NA	2.050%	12/7/18	2,000	2,006
Bank of America NA	6.000%	10/15/36	350	444
Bank of Montreal	2.375%	1/25/19	750	756
Bank of Montreal	1.500%	7/18/19	1,200	1,192
Bank of Montreal	2.100%	12/12/19	675	678
Bank of Montreal	2.100%	6/15/20	800	801
Bank of Montreal	1.900%	8/27/21	1,500	1,479
Bank of Montreal	2.550%	11/6/22	450	451
Bank of New York Mellon Corp.	2.100%	1/15/19	325	326
Bank of New York Mellon Corp.	2.200%	3/4/19	225	226
Bank of New York Mellon Corp.	5.450%	5/15/19	350	369
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,912
Bank of New York Mellon Corp.	4.600%	1/15/20	400	423
Bank of New York Mellon Corp.	2.600%	8/17/20	300	304
Bank of New York Mellon Corp.	2.450%	11/27/20	750	757
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,990
Bank of New York Mellon Corp.	3.550%	9/23/21	625	654
Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,513
7 Bank of New York Mellon Corp.	2.661%	5/16/23	775	777
Bank of New York Mellon Corp.	2.200%	8/16/23	825	806
Bank of New York Mellon Corp.	3.650%	2/4/24	150	157
Bank of New York Mellon Corp.	3.250%	9/11/24	600	612
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,172
Bank of New York Mellon Corp.	2.450%	8/17/26	500	476
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,521
7 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,218
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	967
Bank of New York Mellon Corp.	3.300%	8/23/29	500	496

	Bank of Nova Scotia	2.050%	10/30/18	450	452
	Bank of Nova Scotia	1.950%	1/15/19	625	628
	Bank of Nova Scotia	2.050%	6/5/19	550	552
	Bank of Nova Scotia	1.650%	6/14/19	300	299
	Bank of Nova Scotia	2.150%	7/14/20	1,200	1,203
	Bank of Nova Scotia	4.375%	1/13/21	105	112
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,400
	Bank of Nova Scotia	2.700%	3/7/22	3,000	3,033
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,317
	Barclays Bank plc	5.140%	10/14/20	105	112
	Barclays plc	2.750%	11/8/19	475	479
	Barclays plc	2.875%	6/8/20	1,750	1,766
	Barclays plc	3.250%	1/12/21	1,000	1,016
	Barclays plc	3.200%	8/10/21	850	862
	Barclays plc	3.684%	1/10/23	2,650	2,718
	Barclays plc	4.375%	9/11/24	950	975
	Barclays plc	3.650%	3/16/25	3,000	2,997
	Barclays plc	4.375%	1/12/26	1,200	1,253
	Barclays plc	5.200%	5/12/26	1,600	1,711
	Barclays plc	4.337%	1/10/28	2,000	2,062
	Barclays plc	4.836%	5/9/28	600	621
	Barclays plc	5.250%	8/17/45	450	509
	Barclays plc	4.950%	1/10/47	1,000	1,090
	BB&T Corp.	1.450%	1/12/18	550	550
	BB&T Corp.	2.250%	2/1/19	200	201
	BB&T Corp.	6.850%	4/30/19	2,125	2,276
	BB&T Corp.	2.050%	5/10/21	800	793
	BB&T Corp.	2.750%	4/1/22	750	761
	BNP Paribas SA	2.400%	12/12/18	875	880
	BNP Paribas SA	2.450%	3/17/19	600	605
	BNP Paribas SA	2.375%	5/21/20	1,000	1,008
	BNP Paribas SA	5.000%	1/15/21	2,810	3,050
	BNP Paribas SA	3.250%	3/3/23	675	696
	BNP Paribas SA	4.250%	10/15/24	500	523
	BPCE SA	2.500%	12/10/18	650	654
	BPCE SA	2.500%	7/15/19	700	706
	BPCE SA	2.250%	1/27/20	675	676
	BPCE SA	2.650%	2/3/21	825	830
	BPCE SA	2.750%	12/2/21	500	503
12	BPCE SA	3.000%	5/22/22	1,000	1,005
	BPCE SA	4.000%	4/15/24	1,200	1,271
	BPCE SA	3.375%	12/2/26	250	254
	Branch Banking & Trust Co.	1.450%	5/10/19	650	645
	Branch Banking & Trust Co.	2.100%	1/15/20	600	602
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,703
	Branch Banking & Trust Co.	3.800%	10/30/26	400	421
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	696
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	998
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,702
	Capital One Bank USA NA	2.150%	11/21/18	300	300
	Capital One Bank USA NA	2.300%	6/5/19	900	902
	Capital One Bank USA NA	8.800%	7/15/19	625	694
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,153
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,809
	Capital One Financial Corp.	2.500%	5/12/20	900	904
	Capital One Financial Corp.	4.750%	7/15/21	280	301
	Capital One Financial Corp.	3.050%	3/9/22	675	682

	Capital One Financial Corp.	3.500%	6/15/23	82	84
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,031
	Capital One Financial Corp.	4.200%	10/29/25	500	513
	Capital One Financial Corp.	3.750%	7/28/26	250	246
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,082
	Capital One NA	2.400%	9/5/19	350	352
	Capital One NA	1.850%	9/13/19	825	819
	Capital One NA	2.350%	1/31/20	1,000	1,001
	Capital One NA	2.950%	7/23/21	510	516
	Capital One NA	2.250%	9/13/21	675	665
	Capital One NA	2.650%	8/8/22	2,300	2,282
	Citibank NA	1.850%	9/18/19	1,825	1,822
	Citibank NA	2.100%	6/12/20	1,000	1,001
7,12	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,415
	Citigroup Inc.	2.150%	7/30/18	1,750	1,755
	Citigroup Inc.	2.050%	12/7/18	4,850	4,855
	Citigroup Inc.	2.550%	4/8/19	225	227
	Citigroup Inc.	2.050%	6/7/19	775	775
	Citigroup Inc.	2.500%	7/29/19	575	580
	Citigroup Inc.	2.450%	1/10/20	1,300	1,309
	Citigroup Inc.	2.400%	2/18/20	675	680
	Citigroup Inc.	5.375%	8/9/20	470	511
	Citigroup Inc.	2.700%	3/30/21	2,650	2,672
	Citigroup Inc.	2.350%	8/2/21	600	596
	Citigroup Inc.	2.900%	12/8/21	2,000	2,024
	Citigroup Inc.	4.500%	1/14/22	2,000	2,152
	Citigroup Inc.	4.050%	7/30/22	5,425	5,680
	Citigroup Inc.	3.500%	5/15/23	475	482
	Citigroup Inc.	3.875%	10/25/23	725	757
	Citigroup Inc.	3.750%	6/16/24	2,975	3,098
	Citigroup Inc.	4.000%	8/5/24	725	751
	Citigroup Inc.	3.875%	3/26/25	1,100	1,122
	Citigroup Inc.	3.300%	4/27/25	675	680
	Citigroup Inc.	4.400%	6/10/25	3,475	3,647
	Citigroup Inc.	5.500%	9/13/25	1,000	1,120
	Citigroup Inc.	3.700%	1/12/26	1,500	1,533
	Citigroup Inc.	4.600%	3/9/26	975	1,033
	Citigroup Inc.	3.400%	5/1/26	975	973
	Citigroup Inc.	3.200%	10/21/26	2,325	2,276
	Citigroup Inc.	4.300%	11/20/26	775	806
	Citigroup Inc.	4.450%	9/29/27	2,275	2,390
7	Citigroup Inc.	3.887%	1/10/28	1,000	1,024
	Citigroup Inc.	6.625%	1/15/28	800	964
7	Citigroup Inc.	3.668%	7/24/28	2,475	2,490
	Citigroup Inc.	4.125%	7/25/28	975	1,003
	Citigroup Inc.	6.000%	10/31/33	425	515
	Citigroup Inc.	6.125%	8/25/36	1,699	2,098
	Citigroup Inc.	8.125%	7/15/39	1,099	1,715
	Citigroup Inc.	5.875%	1/30/42	1,100	1,413
	Citigroup Inc.	5.300%	5/6/44	725	848
	Citigroup Inc.	4.650%	7/30/45	1,000	1,107
	Citigroup Inc.	4.750%	5/18/46	500	544
	Citizens Bank NA	1.600%	12/4/17	325	325
	Citizens Bank NA	2.300%	12/3/18	500	502
	Citizens Bank NA	2.500%	3/14/19	1,000	1,007
	Citizens Bank NA	2.450%	12/4/19	325	327
	Citizens Bank NA	2.250%	3/2/20	725	725

	Citizens Bank NA	2.200%	5/26/20	575	574
	Citizens Bank NA	2.650%	5/26/22	600	599
	Citizens Financial Group Inc.	4.300%	12/3/25	400	417
	Comerica Bank	4.000%	7/27/25	200	206
	Commonwealth Bank of Australia	1.750%	11/2/18	650	649
	Commonwealth Bank of Australia	2.250%	3/13/19	225	226
	Commonwealth Bank of Australia	2.050%	3/15/19	475	476
	Commonwealth Bank of Australia	2.300%	9/6/19	500	504
	Commonwealth Bank of Australia	2.400%	11/2/20	650	653
	Commonwealth Bank of Australia	2.550%	3/15/21	625	627
12	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,014
	Compass Bank	2.750%	9/29/19	225	226
	Compass Bank	2.875%	6/29/22	1,550	1,540
	Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,007
	Cooperatieve Rabobank UA	2.250%	1/14/20	2,825	2,844
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	680
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,793
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	304
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,193
	Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,072
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,798
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,051
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	789
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,318
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	411
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	871
	Cooperatieve Rabobank UA	5.250%	8/4/45	950	1,120
	Credit Suisse AG	2.300%	5/28/19	3,450	3,469
	Credit Suisse AG	5.300%	8/13/19	475	503
	Credit Suisse AG	5.400%	1/14/20	200	214
	Credit Suisse AG	3.000%	10/29/21	800	814
	Credit Suisse AG	3.625%	9/9/24	2,325	2,404
12	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,532
12	Credit Suisse Group AG	4.282%	1/9/28	2,500	2,607
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	800	815
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	2,630	2,685
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	4,250	4,414
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	1,185	1,222
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	1,500	1,527
	Credit Suisse Group Funding Guernsey
	Ltd.	4.550%	4/17/26	1,300	1,395
	Credit Suisse Group Funding Guernsey
	Ltd.	4.875%	5/15/45	950	1,059
	Credit Suisse USA Inc.	7.125%	7/15/32	465	635
	Deutsche Bank AG	2.500%	2/13/19	650	654
	Deutsche Bank AG	2.850%	5/10/19	725	732
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,405
	Deutsche Bank AG	2.950%	8/20/20	400	403
	Deutsche Bank AG	3.125%	1/13/21	325	328
	Deutsche Bank AG	3.375%	5/12/21	1,150	1,167
	Deutsche Bank AG	4.250%	10/14/21	3,000	3,143
	Deutsche Bank AG	3.700%	5/30/24	1,875	1,894

Deutsche Bank AG	4.100%	1/13/26	400	410
Discover Bank	2.600%	11/13/18	1,200	1,207
Discover Bank	7.000%	4/15/20	250	276
Discover Bank	3.200%	8/9/21	350	357
Discover Bank	4.250%	3/13/26	1,125	1,164
Discover Bank	3.450%	7/27/26	500	489
Discover Financial Services	3.850%	11/21/22	225	232
Discover Financial Services	3.950%	11/6/24	350	357
Discover Financial Services	3.750%	3/4/25	375	378
Discover Financial Services	4.100%	2/9/27	1,300	1,316
Fifth Third Bancorp	3.500%	3/15/22	825	855
Fifth Third Bancorp	4.300%	1/16/24	475	503
Fifth Third Bancorp	8.250%	3/1/38	710	1,079
Fifth Third Bank	2.300%	3/15/19	500	503
Fifth Third Bank	2.375%	4/25/19	600	604
Fifth Third Bank	1.625%	9/27/19	500	497
Fifth Third Bank	2.250%	6/14/21	500	500
Fifth Third Bank	2.875%	10/1/21	1,435	1,461
Fifth Third Bank	3.850%	3/15/26	1,500	1,540
First Horizon National Corp.	3.500%	12/15/20	300	309
First Niagara Financial Group Inc.	6.750%	3/19/20	725	804
First Republic Bank	2.500%	6/6/22	400	397
First Republic Bank	4.375%	8/1/46	200	197
First Republic Bank	4.625%	2/13/47	375	386
FirstMerit Bank NA	4.270%	11/25/26	450	467
FirstMerit Corp.	4.350%	2/4/23	125	132
Goldman Sachs Capital I	6.345%	2/15/34	900	1,125
Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,613
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,169
Goldman Sachs Group Inc.	1.950%	7/23/19	2,000	1,998
Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,286
Goldman Sachs Group Inc.	2.300%	12/13/19	1,350	1,355
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,407
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,151
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,843
Goldman Sachs Group Inc.	2.750%	9/15/20	975	988
Goldman Sachs Group Inc.	2.875%	2/25/21	275	279
Goldman Sachs Group Inc.	2.625%	4/25/21	500	502
Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	2,005
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,982
Goldman Sachs Group Inc.	5.750%	1/24/22	4,525	5,066
Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,840
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,034
7 Goldman Sachs Group Inc.	2.908%	6/5/23	3,500	3,494
7 Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,998
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,588
Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	3,143
Goldman Sachs Group Inc.	3.500%	1/23/25	2,325	2,358
7 Goldman Sachs Group Inc.	3.272%	9/29/25	4,000	3,994
Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,381
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,672
Goldman Sachs Group Inc.	5.950%	1/15/27	630	734
Goldman Sachs Group Inc.	3.850%	1/26/27	1,900	1,932
7 Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,913
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,652
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,414
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,648

Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,754
Goldman Sachs Group Inc.	4.800%	7/8/44	1,975	2,193
Goldman Sachs Group Inc.	5.150%	5/22/45	2,875	3,289
Goldman Sachs Group Inc.	4.750%	10/21/45	500	555
HSBC Bank USA NA	4.875%	8/24/20	950	1,021
HSBC Bank USA NA	5.875%	11/1/34	675	837
HSBC Bank USA NA	5.625%	8/15/35	625	761
HSBC Bank USA NA	7.000%	1/15/39	650	922
HSBC Holdings plc	3.400%	3/8/21	1,651	1,703
HSBC Holdings plc	5.100%	4/5/21	3,560	3,865
HSBC Holdings plc	2.950%	5/25/21	2,000	2,036
HSBC Holdings plc	2.650%	1/5/22	1,800	1,802
HSBC Holdings plc	4.875%	1/14/22	160	174
HSBC Holdings plc	4.000%	3/30/22	765	808
7 HSBC Holdings plc	3.262%	3/13/23	1,300	1,326
HSBC Holdings plc	3.600%	5/25/23	1,300	1,352
HSBC Holdings plc	4.250%	3/14/24	1,000	1,047
HSBC Holdings plc	4.250%	8/18/25	750	777
HSBC Holdings plc	4.300%	3/8/26	4,070	4,357
HSBC Holdings plc	3.900%	5/25/26	2,200	2,300
HSBC Holdings plc	4.375%	11/23/26	1,000	1,041
7 HSBC Holdings plc	4.041%	3/13/28	2,500	2,608
HSBC Holdings plc	7.625%	5/17/32	400	536
HSBC Holdings plc	7.350%	11/27/32	400	541
HSBC Holdings plc	6.500%	5/2/36	2,985	3,887
HSBC Holdings plc	6.500%	9/15/37	660	875
HSBC Holdings plc	6.800%	6/1/38	550	753
HSBC Holdings plc	6.100%	1/14/42	200	266
HSBC Holdings plc	5.250%	3/14/44	3,000	3,516
HSBC USA Inc.	2.375%	11/13/19	1,300	1,309
HSBC USA Inc.	2.350%	3/5/20	1,175	1,181
HSBC USA Inc.	2.750%	8/7/20	500	508
HSBC USA Inc.	5.000%	9/27/20	645	694
Huntington Bancshares Inc.	7.000%	12/15/20	450	511
Huntington Bancshares Inc.	3.150%	3/14/21	650	662
Huntington Bancshares Inc.	2.300%	1/14/22	325	321
Huntington National Bank	2.200%	11/6/18	500	502
Huntington National Bank	2.375%	3/10/20	750	754
Huntington National Bank	2.400%	4/1/20	250	251
Huntington National Bank	2.875%	8/20/20	800	815
Huntington National Bank	2.500%	8/7/22	2,500	2,483
ING Groep NV	3.150%	3/29/22	700	713
ING Groep NV	3.950%	3/29/27	1,300	1,355
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,633
Intesa Sanpaolo SPA	5.250%	1/12/24	625	686
JPMorgan Chase & Co.	2.350%	1/28/19	775	780
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,466
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,437
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,844
JPMorgan Chase & Co.	2.750%	6/23/20	8,515	8,677
JPMorgan Chase & Co.	4.400%	7/22/20	730	774
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,245
JPMorgan Chase & Co.	2.550%	10/29/20	1,925	1,947
JPMorgan Chase & Co.	2.550%	3/1/21	800	806
JPMorgan Chase & Co.	4.625%	5/10/21	835	898
JPMorgan Chase & Co.	2.400%	6/7/21	975	977
JPMorgan Chase & Co.	2.295%	8/15/21	550	548

JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,074
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,888
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,502
JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,670
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,721
7 JPMorgan Chase & Co.	2.776%	4/25/23	1,000	1,004
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,389
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,993
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,659
JPMorgan Chase & Co.	3.625%	5/13/24	275	286
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,082
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,607
7 JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,510
JPMorgan Chase & Co.	3.300%	4/1/26	2,000	1,999
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,115
JPMorgan Chase & Co.	2.950%	10/1/26	950	929
JPMorgan Chase & Co.	4.125%	12/15/26	1,575	1,641
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,000
7 JPMorgan Chase & Co.	3.782%	2/1/28	1,750	1,791
7 JPMorgan Chase & Co.	3.540%	5/1/28	2,500	2,517
JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,201
7 JPMorgan Chase & Co.	3.882%	7/24/38	2,030	2,037
JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,518
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,184
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,458
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,093
JPMorgan Chase & Co.	4.950%	6/1/45	250	285
7 JPMorgan Chase & Co.	4.260%	2/22/48	1,550	1,620
7 JPMorgan Chase & Co.	4.032%	7/24/48	3,050	3,063
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	996
KeyBank NA	2.350%	3/8/19	500	504
KeyBank NA	2.500%	12/15/19	300	304
KeyBank NA	2.250%	3/16/20	500	502
KeyBank NA	2.500%	11/22/21	300	301
KeyBank NA	2.400%	6/9/22	1,000	994
KeyBank NA	2.300%	9/14/22	500	495
KeyBank NA	3.300%	6/1/25	500	509
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,427
Lloyds Bank plc	2.300%	11/27/18	800	805
Lloyds Bank plc	2.400%	3/17/20	125	126
Lloyds Bank plc	6.375%	1/21/21	1,875	2,102
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,209
Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,050
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,187
Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,007
Lloyds Banking Group plc	5.300%	12/1/45	200	234
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,558
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	804
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	475
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,414
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,590
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,728
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	760
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	998
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	197
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,866

Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	671
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,393
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	996
Mizuho Financial Group Inc.	2.953%	2/28/22	500	505
Mizuho Financial Group Inc.	3.663%	2/28/27	250	256
Morgan Stanley	2.200%	12/7/18	500	502
Morgan Stanley	2.500%	1/24/19	1,675	1,687
Morgan Stanley	7.300%	5/13/19	1,390	1,505
Morgan Stanley	2.375%	7/23/19	2,500	2,515
Morgan Stanley	5.625%	9/23/19	1,715	1,831
Morgan Stanley	5.500%	1/26/20	525	563
Morgan Stanley	2.650%	1/27/20	1,600	1,618
Morgan Stanley	2.800%	6/16/20	3,600	3,653
Morgan Stanley	5.500%	7/24/20	650	706
Morgan Stanley	5.750%	1/25/21	1,335	1,472
Morgan Stanley	2.500%	4/21/21	1,600	1,602
Morgan Stanley	5.500%	7/28/21	1,575	1,743
Morgan Stanley	2.625%	11/17/21	2,200	2,200
Morgan Stanley	2.750%	5/19/22	4,100	4,113
Morgan Stanley	4.875%	11/1/22	875	947
Morgan Stanley	3.750%	2/25/23	4,000	4,169
Morgan Stanley	4.100%	5/22/23	2,025	2,120
Morgan Stanley	3.875%	4/29/24	4,700	4,917
Morgan Stanley	3.700%	10/23/24	2,550	2,638
Morgan Stanley	4.000%	7/23/25	1,900	2,002
Morgan Stanley	5.000%	11/24/25	1,000	1,093
Morgan Stanley	3.875%	1/27/26	1,800	1,858
Morgan Stanley	3.125%	7/27/26	3,150	3,084
Morgan Stanley	6.250%	8/9/26	775	928
Morgan Stanley	4.350%	9/8/26	2,780	2,896
Morgan Stanley	3.625%	1/20/27	2,275	2,297
Morgan Stanley	3.950%	4/23/27	745	756
7 Morgan Stanley	3.591%	7/22/28	3,700	3,699
Morgan Stanley	7.250%	4/1/32	705	956
7 Morgan Stanley	3.971%	7/22/38	1,600	1,609
Morgan Stanley	6.375%	7/24/42	1,525	2,037
Morgan Stanley	4.300%	1/27/45	2,500	2,629
Morgan Stanley	4.375%	1/22/47	1,500	1,594
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	748
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	284
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	345
MUFG Union Bank NA	2.250%	5/6/19	300	301
National Australia Bank Ltd.	2.000%	1/14/19	300	301
National Australia Bank Ltd.	1.375%	7/12/19	650	644
National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,496
National Australia Bank Ltd.	2.625%	1/14/21	200	201
National Australia Bank Ltd.	1.875%	7/12/21	650	636
National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,011
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,790
National Australia Bank Ltd.	3.000%	1/20/23	325	331
National Australia Bank Ltd.	3.375%	1/14/26	150	152
National Australia Bank Ltd.	2.500%	7/12/26	950	903
National Bank of Canada	1.450%	11/7/17	225	225
National Bank of Canada	2.150%	6/12/20	1,000	999
National City Corp.	6.875%	5/15/19	310	333
Northern Trust Corp.	3.450%	11/4/20	300	312
Northern Trust Corp.	2.375%	8/2/22	825	827

	Northern Trust Corp.	3.950%	10/30/25	525	556
7	Northern Trust Corp.	3.375%	5/8/32	275	274
	People's United Bank NA	4.000%	7/15/24	275	281
	People's United Financial Inc.	3.650%	12/6/22	350	360
	PNC Bank NA	1.800%	11/5/18	1,000	1,001
	PNC Bank NA	1.700%	12/7/18	400	400
	PNC Bank NA	1.950%	3/4/19	300	301
	PNC Bank NA	2.250%	7/2/19	600	603
	PNC Bank NA	1.450%	7/29/19	200	198
	PNC Bank NA	2.400%	10/18/19	600	604
	PNC Bank NA	2.000%	5/19/20	600	599
	PNC Bank NA	2.300%	6/1/20	630	635
	PNC Bank NA	2.600%	7/21/20	270	274
	PNC Bank NA	2.450%	11/5/20	800	807
	PNC Bank NA	2.150%	4/29/21	650	648
	PNC Bank NA	2.550%	12/9/21	2,400	2,411
	PNC Bank NA	2.625%	2/17/22	2,000	2,017
	PNC Bank NA	2.950%	1/30/23	1,100	1,111
	PNC Bank NA	3.800%	7/25/23	700	739
	PNC Bank NA	3.300%	10/30/24	350	359
	PNC Bank NA	2.950%	2/23/25	750	749
	PNC Bank NA	3.250%	6/1/25	575	584
	PNC Bank NA	4.200%	11/1/25	825	883
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,819
	PNC Financial Services Group Inc.	3.900%	4/29/24	575	603
	PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	1,001
	PNC Funding Corp.	6.700%	6/10/19	50	54
	PNC Funding Corp.	5.125%	2/8/20	770	823
	PNC Funding Corp.	4.375%	8/11/20	800	848
	PNC Funding Corp.	3.300%	3/8/22	1,680	1,735
	Regions Bank	6.450%	6/26/37	500	617
	Regions Financial Corp.	3.200%	2/8/21	200	204
	Regions Financial Corp.	2.750%	8/14/22	775	773
	Royal Bank of Canada	1.500%	7/29/19	1,250	1,243
	Royal Bank of Canada	2.125%	3/2/20	2,000	2,009
	Royal Bank of Canada	2.350%	10/30/20	950	957
	Royal Bank of Canada	2.500%	1/19/21	800	807
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,425
	Royal Bank of Canada	4.650%	1/27/26	750	805
7	Royal Bank of Scotland Group plc	3.498%	5/15/23	2,400	2,417
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,557
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	241
	Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,234
	Santander Holdings USA Inc.	2.650%	4/17/20	250	250
12	Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,391
	Santander Holdings USA Inc.	4.500%	7/17/25	500	521
12	Santander Holdings USA Inc.	4.400%	7/13/27	700	713
	Santander Issuances SAU	5.179%	11/19/25	1,700	1,824
	Santander UK Group Holdings plc	2.875%	10/16/20	975	985
	Santander UK Group Holdings plc	3.125%	1/8/21	800	812
	Santander UK Group Holdings plc	2.875%	8/5/21	825	829
	Santander UK Group Holdings plc	3.571%	1/10/23	700	713
	Santander UK plc	2.500%	3/14/19	3,150	3,176
	Santander UK plc	2.350%	9/10/19	675	679
	Santander UK plc	2.375%	3/16/20	750	755
	Santander UK plc	4.000%	3/13/24	1,200	1,265
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	503

Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,007
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,446
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	508
Societe Generale SA	2.625%	10/1/18	750	756
State Street Corp.	4.375%	3/7/21	615	654
State Street Corp.	1.950%	5/19/21	500	495
7 State Street Corp.	2.653%	5/15/23	2,000	2,007
State Street Corp.	3.100%	5/15/23	400	408
State Street Corp.	3.300%	12/16/24	1,000	1,030
State Street Corp.	3.550%	8/18/25	385	401
State Street Corp.	2.650%	5/19/26	500	488
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	400	400
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	529
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	1,000	1,000
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	652
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	299
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	331
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	766
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	946
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,290
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	958
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,268
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,007
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	750	753
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,012
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,711
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	635
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	2,005
SunTrust Bank	2.250%	1/31/20	1,500	1,507
SunTrust Bank	2.750%	5/1/23	250	248
SunTrust Bank	3.300%	5/15/26	725	715
SunTrust Banks Inc.	2.350%	11/1/18	475	477
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,007
SunTrust Banks Inc.	2.900%	3/3/21	300	305
SunTrust Banks Inc.	2.700%	1/27/22	500	503
SVB Financial Group	3.500%	1/29/25	225	225
Svenska Handelsbanken AB	2.500%	1/25/19	775	781
Svenska Handelsbanken AB	2.250%	6/17/19	850	854
Svenska Handelsbanken AB	1.500%	9/6/19	925	918
Svenska Handelsbanken AB	1.950%	9/8/20	1,000	996
Svenska Handelsbanken AB	2.450%	3/30/21	650	654
Svenska Handelsbanken AB	1.875%	9/7/21	925	907
Synchrony Bank	3.000%	6/15/22	350	348
Synchrony Financial	2.600%	1/15/19	650	654
Synchrony Financial	3.000%	8/15/19	200	202
Synchrony Financial	2.700%	2/3/20	1,050	1,055
Synchrony Financial	3.750%	8/15/21	300	309
Synchrony Financial	4.250%	8/15/24	3,500	3,638
Synchrony Financial	3.700%	8/4/26	500	489
Toronto-Dominion Bank	2.125%	7/2/19	500	503
Toronto-Dominion Bank	1.450%	8/13/19	650	646
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,360
Toronto-Dominion Bank	2.500%	12/14/20	1,900	1,923
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,994
Toronto-Dominion Bank	1.800%	7/13/21	650	641
7 Toronto-Dominion Bank	3.625%	9/15/31	500	494

UBS AG	2.375%	8/14/19	2,380	2,400
UBS AG	2.350%	3/26/20	350	352
UBS AG	4.875%	8/4/20	250	268
US Bancorp	2.200%	4/25/19	1,100	1,107
US Bancorp	2.350%	1/29/21	600	604
US Bancorp	4.125%	5/24/21	915	974
US Bancorp	2.625%	1/24/22	2,000	2,027
US Bancorp	3.000%	3/15/22	575	592
US Bancorp	2.950%	7/15/22	375	383
US Bancorp	3.600%	9/11/24	150	156
US Bancorp	3.100%	4/27/26	1,500	1,491
US Bancorp	3.150%	4/27/27	950	952
US Bank NA	1.400%	4/26/19	500	496
US Bank NA	2.125%	10/28/19	1,000	1,005
US Bank NA	2.000%	1/24/20	1,000	1,003
US Bank NA	2.800%	1/27/25	1,050	1,043
Wachovia Bank NA	5.850%	2/1/37	425	528
Wachovia Corp.	6.605%	10/1/25	1,000	1,183
Wachovia Corp.	7.500%	4/15/35	150	204
Wachovia Corp.	5.500%	8/1/35	200	232
Wachovia Corp.	6.550%	10/15/35	100	125
Wells Fargo & Co.	2.150%	1/15/19	750	753
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,180
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,516
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,095
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,778
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,261
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,659
Wells Fargo & Co.	2.625%	7/22/22	2,900	2,900
Wells Fargo & Co.	3.069%	1/24/23	3,300	3,356
Wells Fargo & Co.	3.450%	2/13/23	2,675	2,739
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,639
Wells Fargo & Co.	3.000%	2/19/25	575	570
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,744
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,949
Wells Fargo & Co.	4.100%	6/3/26	1,925	1,990
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,216
7 Wells Fargo & Co.	3.584%	5/22/28	5,000	5,053
Wells Fargo & Co.	5.375%	11/2/43	1,450	1,686
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,815
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,306
Wells Fargo & Co.	3.900%	5/1/45	1,550	1,543
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,450
Wells Fargo & Co.	4.400%	6/14/46	1,300	1,348
Wells Fargo & Co.	4.750%	12/7/46	3,500	3,798
Wells Fargo Bank NA	1.750%	5/24/19	975	974
Wells Fargo Bank NA	2.150%	12/6/19	2,000	2,009
Wells Fargo Bank NA	5.950%	8/26/36	550	695
Wells Fargo Bank NA	6.600%	1/15/38	605	818
7 Wells Fargo Capital X	5.950%	12/1/86	425	480
Westpac Banking Corp.	1.950%	11/23/18	1,000	1,000
Westpac Banking Corp.	2.250%	1/17/19	875	879
Westpac Banking Corp.	1.650%	5/13/19	725	722
Westpac Banking Corp.	1.600%	8/19/19	1,225	1,220
Westpac Banking Corp.	4.875%	11/19/19	930	984
Westpac Banking Corp.	2.150%	3/6/20	3,000	3,008
Westpac Banking Corp.	2.600%	11/23/20	975	987

Westpac Banking Corp.	2.100%	5/13/21	3,100	3,068
Westpac Banking Corp.	2.000%	8/19/21	1,000	985
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,396
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,389
Westpac Banking Corp.	2.700%	8/19/26	650	625
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,823
7 Westpac Banking Corp.	4.322%	11/23/31	2,000	2,045

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	366
Affiliated Managers Group Inc.	3.500%	8/1/25	750	755
Ameriprise Financial Inc.	7.300%	6/28/19	200	218
Ameriprise Financial Inc.	5.300%	3/15/20	125	134
Ameriprise Financial Inc.	4.000%	10/15/23	825	882
Ameriprise Financial Inc.	3.700%	10/15/24	350	366
Apollo Investment Corp.	5.250%	3/3/25	200	205
BGC Partners Inc.	5.375%	12/9/19	175	183
BGC Partners Inc.	5.125%	5/27/21	200	210
BlackRock Inc.	5.000%	12/10/19	475	507
BlackRock Inc.	4.250%	5/24/21	475	508
BlackRock Inc.	3.375%	6/1/22	700	729
BlackRock Inc.	3.500%	3/18/24	1,000	1,044
BlackRock Inc.	3.200%	3/15/27	600	607
Brookfield Asset Management Inc.	4.000%	1/15/25	550	567
Brookfield Finance Inc.	4.250%	6/2/26	150	155
Brookfield Finance LLC	4.000%	4/1/24	575	596
CBOE Holdings Inc.	1.950%	6/28/19	250	249
CBOE Holdings Inc.	3.650%	1/12/27	440	449
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,253
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,103
CME Group Inc.	3.000%	9/15/22	875	898
CME Group Inc.	3.000%	3/15/25	300	303
CME Group Inc.	5.300%	9/15/43	425	538
Eaton Vance Corp.	3.625%	6/15/23	200	208
Eaton Vance Corp.	3.500%	4/6/27	300	305
Franklin Resources Inc.	4.625%	5/20/20	225	239
Franklin Resources Inc.	2.800%	9/15/22	575	582
Franklin Resources Inc.	2.850%	3/30/25	125	124
Intercontinental Exchange Inc.	2.500%	10/15/18	425	428
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,223
Intercontinental Exchange Inc.	4.000%	10/15/23	350	375
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,044
Intercontinental Exchange Inc.	3.100%	9/15/27	200	198
Invesco Finance plc	3.125%	11/30/22	500	510
Invesco Finance plc	4.000%	1/30/24	650	690
Invesco Finance plc	5.375%	11/30/43	900	1,078
Janus Capital Group Inc.	4.875%	8/1/25	250	269
Jefferies Group LLC	8.500%	7/15/19	455	502
Jefferies Group LLC	6.875%	4/15/21	620	701
Jefferies Group LLC	5.125%	1/20/23	300	326
Jefferies Group LLC	4.850%	1/15/27	1,100	1,156
Jefferies Group LLC	6.250%	1/15/36	320	351
Jefferies Group LLC	6.500%	1/20/43	250	285
Lazard Group LLC	4.250%	11/14/20	75	79
Lazard Group LLC	3.750%	2/13/25	100	102
Lazard Group LLC	3.625%	3/1/27	1,350	1,337
Legg Mason Inc.	3.950%	7/15/24	150	154

Legg Mason Inc.	4.750%	3/15/26	150	158
Legg Mason Inc.	5.625%	1/15/44	450	486
Leucadia National Corp.	5.500%	10/18/23	475	506
Nasdaq Inc.	5.550%	1/15/20	650	698
Nasdaq Inc.	3.850%	6/30/26	300	308
Nomura Holdings Inc.	2.750%	3/19/19	625	630
Nomura Holdings Inc.	6.700%	3/4/20	900	990
Raymond James Financial Inc.	3.625%	9/15/26	375	375
Raymond James Financial Inc.	4.950%	7/15/46	875	941
Stifel Financial Corp.	3.500%	12/1/20	175	179
Stifel Financial Corp.	4.250%	7/18/24	575	587
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	108
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	607
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	465
TD Ameritrade Holding Corp.	3.300%	4/1/27	600	603

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.750%	5/15/19	808	826
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	650	680
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	651	691
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	780	825
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	803
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	701
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,000	1,024
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	508
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	600	597
Air Lease Corp.	3.375%	1/15/19	425	431
Air Lease Corp.	4.750%	3/1/20	275	291
Air Lease Corp.	3.875%	4/1/21	1,875	1,959
Air Lease Corp.	3.375%	6/1/21	25	26
Air Lease Corp.	3.750%	2/1/22	3,150	3,274
Air Lease Corp.	4.250%	9/15/24	75	79
Ares Capital Corp.	4.875%	11/30/18	875	896
Ares Capital Corp.	3.875%	1/15/20	425	436
Ares Capital Corp.	3.500%	2/10/23	600	593
FS Investment Corp.	4.000%	7/15/19	250	254
GATX Corp.	2.500%	7/30/19	150	151
GATX Corp.	3.250%	3/30/25	375	372
GATX Corp.	3.850%	3/30/27	1,250	1,267
GATX Corp.	5.200%	3/15/44	150	162
GATX Corp.	4.500%	3/30/45	150	142
GE Capital International Funding Co.	2.342%	11/15/20	4,695	4,715
GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,285
GE Capital International Funding Co.	4.418%	11/15/35	8,557	9,340
HSBC Finance Corp.	6.676%	1/15/21	616	695
International Lease Finance Corp.	5.875%	4/1/19	488	514
International Lease Finance Corp.	6.250%	5/15/19	613	652
International Lease Finance Corp.	8.250%	12/15/20	775	908

International Lease Finance Corp.	4.625%	4/15/21	325	345
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,407
International Lease Finance Corp.	5.875%	8/15/22	540	606
Prospect Capital Corp.	5.000%	7/15/19	175	181
Prospect Capital Corp.	5.875%	3/15/23	150	154

Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	113
AEGON Funding Co. LLC	5.750%	12/15/20	664	725
Aetna Inc.	2.200%	3/15/19	250	251
Aetna Inc.	4.125%	6/1/21	320	338
Aetna Inc.	2.750%	11/15/22	650	651
Aetna Inc.	2.800%	6/15/23	950	952
Aetna Inc.	3.500%	11/15/24	495	514
Aetna Inc.	6.625%	6/15/36	500	676
Aetna Inc.	6.750%	12/15/37	350	478
Aetna Inc.	4.500%	5/15/42	375	410
Aetna Inc.	4.125%	11/15/42	325	340
Aetna Inc.	3.875%	8/15/47	1,000	1,015
Aflac Inc.	2.400%	3/16/20	150	151
Aflac Inc.	4.000%	2/15/22	325	346
Aflac Inc.	3.625%	6/15/23	1,000	1,053
Aflac Inc.	3.625%	11/15/24	80	84
Aflac Inc.	3.250%	3/17/25	325	329
Aflac Inc.	2.875%	10/15/26	600	588
Aflac Inc.	4.000%	10/15/46	150	149
Alleghany Corp.	4.950%	6/27/22	425	465
Alleghany Corp.	4.900%	9/15/44	300	314
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	215
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	355
Allstate Corp.	3.150%	6/15/23	675	688
Allstate Corp.	3.280%	12/15/26	400	404
Allstate Corp.	5.550%	5/9/35	105	127
Allstate Corp.	4.500%	6/15/43	725	804
Allstate Corp.	4.200%	12/15/46	1,700	1,813
7 Allstate Corp.	6.500%	5/15/67	700	828
Alterra Finance LLC	6.250%	9/30/20	95	105
American Financial Group Inc.	9.875%	6/15/19	100	113
American Financial Group Inc.	3.500%	8/15/26	300	300
American Financial Group Inc.	4.500%	6/15/47	250	259
American International Group Inc.	2.300%	7/16/19	650	652
American International Group Inc.	3.375%	8/15/20	425	438
American International Group Inc.	6.400%	12/15/20	1,160	1,301
American International Group Inc.	4.875%	6/1/22	1,425	1,563
American International Group Inc.	4.125%	2/15/24	650	689
American International Group Inc.	3.750%	7/10/25	1,950	2,016
American International Group Inc.	3.875%	1/15/35	800	781
American International Group Inc.	4.700%	7/10/35	325	349
American International Group Inc.	6.250%	5/1/36	600	765
American International Group Inc.	4.500%	7/16/44	1,725	1,799
American International Group Inc.	4.375%	1/15/55	525	511
7 American International Group Inc.	8.175%	5/15/68	400	545
Anthem Inc.	7.000%	2/15/19	145	155
Anthem Inc.	2.250%	8/15/19	600	601
Anthem Inc.	4.350%	8/15/20	450	477
Anthem Inc.	3.700%	8/15/21	495	515
Anthem Inc.	3.125%	5/15/22	350	357

	Anthem Inc.	3.300%	1/15/23	750	771
	Anthem Inc.	3.500%	8/15/24	1,275	1,312
	Anthem Inc.	5.950%	12/15/34	300	366
	Anthem Inc.	5.850%	1/15/36	150	182
	Anthem Inc.	6.375%	6/15/37	630	822
	Anthem Inc.	4.625%	5/15/42	575	625
	Anthem Inc.	4.650%	1/15/43	650	700
	Anthem Inc.	5.100%	1/15/44	400	463
	Anthem Inc.	4.650%	8/15/44	525	574
	Anthem Inc.	4.850%	8/15/54	175	191
	Aon Corp.	5.000%	9/30/20	990	1,062
	Aon Corp.	8.205%	1/1/27	50	65
	Aon Corp.	6.250%	9/30/40	150	194
	Aon plc	2.800%	3/15/21	350	353
	Aon plc	4.000%	11/27/23	350	372
	Aon plc	3.500%	6/14/24	425	438
	Aon plc	3.875%	12/15/25	525	549
	Aon plc	4.600%	6/14/44	625	651
	Aon plc	4.750%	5/15/45	425	465
	Arch Capital Finance LLC	4.011%	12/15/26	350	360
	Arch Capital Finance LLC	5.031%	12/15/46	100	112
	Arch Capital Group Ltd.	7.350%	5/1/34	500	664
	Arch Capital Group US Inc.	5.144%	11/1/43	275	305
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	213
	Assurant Inc.	4.000%	3/15/23	225	233
	Assurant Inc.	6.750%	2/15/34	550	673
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	408
	AXA SA	8.600%	12/15/30	830	1,186
	AXIS Specialty Finance LLC	5.875%	6/1/20	990	1,071
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	500
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,290
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	511
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	825
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	167
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	441
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	600
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	387
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,464
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,705
	Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,030
12	Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,185
12	Brighthouse Financial Inc.	4.700%	6/22/47	850	834
	Brown & Brown Inc.	4.200%	9/15/24	300	315
	Chubb Corp.	6.000%	5/11/37	375	491
	Chubb INA Holdings Inc.	5.900%	6/15/19	340	362
	Chubb INA Holdings Inc.	2.300%	11/3/20	250	251
	Chubb INA Holdings Inc.	2.875%	11/3/22	650	661
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	350
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	284
	Chubb INA Holdings Inc.	3.150%	3/15/25	700	712
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,322
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	245
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	240
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	885
	Cigna Corp.	5.125%	6/15/20	100	108
	Cigna Corp.	4.375%	12/15/20	150	161
	Cigna Corp.	4.500%	3/15/21	385	410

Cigna Corp.	4.000%	2/15/22	490	516
Cigna Corp.	3.250%	4/15/25	1,675	1,691
Cigna Corp.	3.050%	10/15/27	500	493
Cigna Corp.	5.375%	2/15/42	190	233
Cigna Corp.	3.875%	10/15/47	800	799
Cincinnati Financial Corp.	6.920%	5/15/28	200	259
Cincinnati Financial Corp.	6.125%	11/1/34	325	396
CNA Financial Corp.	5.875%	8/15/20	145	158
CNA Financial Corp.	5.750%	8/15/21	175	194
CNA Financial Corp.	3.450%	8/15/27	400	394
Coventry Health Care Inc.	5.450%	6/15/21	890	979
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	186
Enstar Group Ltd.	4.500%	3/10/22	225	233
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	309
First American Financial Corp.	4.600%	11/15/24	350	359
Hanover Insurance Group Inc.	4.500%	4/15/26	300	313
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	315
Hartford Financial Services Group Inc.	5.125%	4/15/22	625	691
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	31
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	777
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	515
Humana Inc.	2.625%	10/1/19	150	152
Humana Inc.	3.150%	12/1/22	400	406
Humana Inc.	3.850%	10/1/24	450	471
Humana Inc.	3.950%	3/15/27	1,100	1,147
Humana Inc.	4.625%	12/1/42	265	283
Humana Inc.	4.950%	10/1/44	400	452
Humana Inc.	4.800%	3/15/47	300	335
Kemper Corp.	4.350%	2/15/25	150	152
Lincoln National Corp.	8.750%	7/1/19	100	111
Lincoln National Corp.	6.250%	2/15/20	305	333
Lincoln National Corp.	4.200%	3/15/22	600	636
Lincoln National Corp.	4.000%	9/1/23	225	236
Lincoln National Corp.	3.350%	3/9/25	200	201
Lincoln National Corp.	3.625%	12/12/26	250	253
Lincoln National Corp.	6.150%	4/7/36	24	29
Lincoln National Corp.	6.300%	10/9/37	1,025	1,268
Loews Corp.	2.625%	5/15/23	175	174
Loews Corp.	3.750%	4/1/26	750	777
Loews Corp.	6.000%	2/1/35	200	247
Loews Corp.	4.125%	5/15/43	475	470
Manulife Financial Corp.	4.900%	9/17/20	475	510
Manulife Financial Corp.	4.150%	3/4/26	925	984
7 Manulife Financial Corp.	4.061%	2/24/32	960	969
Manulife Financial Corp.	5.375%	3/4/46	500	606
Markel Corp.	4.900%	7/1/22	575	627
Markel Corp.	5.000%	4/5/46	350	377
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	227
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	503
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	454
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	378
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	372
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,297
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	391
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,303
Mercury General Corp.	4.400%	3/15/27	300	309

MetLife Inc.	7.717%	2/15/19	105	113
MetLife Inc.	4.750%	2/8/21	555	600
MetLife Inc.	3.048%	12/15/22	725	740
MetLife Inc.	4.368%	9/15/23	500	543
MetLife Inc.	3.600%	4/10/24	750	783
MetLife Inc.	3.000%	3/1/25	500	500
MetLife Inc.	6.500%	12/15/32	250	323
MetLife Inc.	6.375%	6/15/34	505	660
MetLife Inc.	5.700%	6/15/35	675	837
MetLife Inc.	5.875%	2/6/41	440	562
MetLife Inc.	4.125%	8/13/42	475	488
MetLife Inc.	4.875%	11/13/43	750	844
MetLife Inc.	4.721%	12/15/44	1,200	1,337
MetLife Inc.	4.050%	3/1/45	1,000	1,022
MetLife Inc.	4.600%	5/13/46	130	143
7 MetLife Inc.	6.400%	12/15/66	1,505	1,742
Montpelier Re Holdings Ltd.	4.700%	10/15/22	225	240
Old Republic International Corp.	4.875%	10/1/24	450	485
Old Republic International Corp.	3.875%	8/26/26	825	835
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,127
Principal Financial Group Inc.	3.125%	5/15/23	200	204
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,532
Principal Financial Group Inc.	3.100%	11/15/26	300	299
Principal Financial Group Inc.	4.350%	5/15/43	125	131
Principal Financial Group Inc.	4.300%	11/15/46	350	364
7 Principal Financial Group Inc.	4.700%	5/15/55	925	948
Progressive Corp.	3.750%	8/23/21	445	465
Progressive Corp.	2.450%	1/15/27	350	332
Progressive Corp.	6.625%	3/1/29	150	194
Progressive Corp.	3.700%	1/26/45	250	244
Progressive Corp.	4.125%	4/15/47	2,000	2,108
Protective Life Corp.	7.375%	10/15/19	100	110
Prudential Financial Inc.	7.375%	6/15/19	455	496
Prudential Financial Inc.	2.350%	8/15/19	225	226
Prudential Financial Inc.	5.375%	6/21/20	430	466
Prudential Financial Inc.	4.500%	11/15/20	75	80
Prudential Financial Inc.	3.500%	5/15/24	450	467
Prudential Financial Inc.	5.750%	7/15/33	1,545	1,861
Prudential Financial Inc.	5.400%	6/13/35	295	341
Prudential Financial Inc.	5.900%	3/17/36	775	960
Prudential Financial Inc.	5.700%	12/14/36	505	622
Prudential Financial Inc.	6.625%	12/1/37	300	400
Prudential Financial Inc.	6.625%	6/21/40	250	336
Prudential Financial Inc.	5.625%	5/12/41	105	128
7 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,851
7 Prudential Financial Inc.	5.625%	6/15/43	975	1,066
Prudential Financial Inc.	5.100%	8/15/43	225	261
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,652
7 Prudential Financial Inc.	5.375%	5/15/45	650	702
Reinsurance Group of America Inc.	6.450%	11/15/19	275	299
Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,646
Reinsurance Group of America Inc.	4.700%	9/15/23	250	270
Reinsurance Group of America Inc.	3.950%	9/15/26	100	101
RenaissanceRe Finance Inc.	3.450%	7/1/27	175	172
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	303
Torchmark Corp.	3.800%	9/15/22	200	206
Transatlantic Holdings Inc.	8.000%	11/30/39	625	848

Travelers Cos. Inc.	3.900%	11/1/20	330	346
Travelers Cos. Inc.	6.750%	6/20/36	475	661
Travelers Cos. Inc.	6.250%	6/15/37	145	193
Travelers Cos. Inc.	5.350%	11/1/40	130	161
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,129
Travelers Cos. Inc.	4.300%	8/25/45	250	271
Travelers Cos. Inc.	4.000%	5/30/47	550	572
UnitedHealth Group Inc.	1.625%	3/15/19	325	324
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	968
UnitedHealth Group Inc.	4.700%	2/15/21	165	177
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,643
UnitedHealth Group Inc.	2.875%	12/15/21	625	638
UnitedHealth Group Inc.	2.875%	3/15/22	525	535
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,376
UnitedHealth Group Inc.	2.750%	2/15/23	400	403
UnitedHealth Group Inc.	2.875%	3/15/23	200	203
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,915
UnitedHealth Group Inc.	3.100%	3/15/26	750	756
UnitedHealth Group Inc.	3.450%	1/15/27	600	618
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,563
UnitedHealth Group Inc.	4.625%	7/15/35	300	340
UnitedHealth Group Inc.	6.500%	6/15/37	200	273
UnitedHealth Group Inc.	6.625%	11/15/37	325	454
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,999
UnitedHealth Group Inc.	5.950%	2/15/41	240	312
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,315
UnitedHealth Group Inc.	4.375%	3/15/42	325	350
UnitedHealth Group Inc.	3.950%	10/15/42	400	412
UnitedHealth Group Inc.	4.250%	3/15/43	75	79
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,513
UnitedHealth Group Inc.	4.200%	1/15/47	775	829
UnitedHealth Group Inc.	4.250%	4/15/47	2,000	2,165
Unum Group	5.625%	9/15/20	50	54
Unum Group	3.000%	5/15/21	450	453
Unum Group	4.000%	3/15/24	200	209
Unum Group	5.750%	8/15/42	200	237
Voya Financial Inc.	3.650%	6/15/26	750	751
Voya Financial Inc.	5.700%	7/15/43	350	410
Voya Financial Inc.	4.800%	6/15/46	300	312
Willis North America Inc.	3.600%	5/15/24	150	153
Willis Towers Watson plc	5.750%	3/15/21	265	291
WR Berkley Corp.	5.375%	9/15/20	50	54
WR Berkley Corp.	4.625%	3/15/22	225	243
XLIT Ltd.	5.750%	10/1/21	345	384
XLIT Ltd.	6.375%	11/15/24	100	117
XLIT Ltd.	4.450%	3/31/25	200	205
XLIT Ltd.	5.250%	12/15/43	100	108
XLIT Ltd.	5.500%	3/31/45	1,550	1,629

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	301
ORIX Corp.	3.700%	7/18/27	850	852

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	252
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	320

Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	78
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	314
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	256
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	356
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	211
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	256
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	262
AvalonBay Communities Inc.	2.850%	3/15/23	200	200
AvalonBay Communities Inc.	4.200%	12/15/23	175	187
AvalonBay Communities Inc.	3.500%	11/15/24	250	257
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,330
AvalonBay Communities Inc.	2.950%	5/11/26	250	245
AvalonBay Communities Inc.	2.900%	10/15/26	50	48
AvalonBay Communities Inc.	3.350%	5/15/27	300	303
Boston Properties LP	3.700%	11/15/18	920	934
Boston Properties LP	5.625%	11/15/20	325	356
Boston Properties LP	4.125%	5/15/21	190	200
Boston Properties LP	3.850%	2/1/23	950	1,000
Boston Properties LP	3.125%	9/1/23	1,375	1,399
Boston Properties LP	2.750%	10/1/26	475	449
Brixmor Operating Partnership LP	3.875%	8/15/22	25	26
Brixmor Operating Partnership LP	3.650%	6/15/24	300	299
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,475
Brixmor Operating Partnership LP	4.125%	6/15/26	400	403
Brixmor Operating Partnership LP	3.900%	3/15/27	300	298
CBL & Associates LP	5.250%	12/1/23	600	605
CBL & Associates LP	4.600%	10/15/24	175	168
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	102
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,095
Corporate Office Properties LP	3.700%	6/15/21	200	205
Corporate Office Properties LP	3.600%	5/15/23	200	201
CubeSmart LP	4.375%	12/15/23	500	531
CubeSmart LP	4.000%	11/15/25	160	163
CubeSmart LP	3.125%	9/1/26	425	408
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	211
DDR Corp.	3.500%	1/15/21	225	228
DDR Corp.	4.625%	7/15/22	675	715
DDR Corp.	3.375%	5/15/23	400	395
DDR Corp.	4.250%	2/1/26	250	251
DDR Corp.	4.700%	6/1/27	2,500	2,575
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,292
Digital Realty Trust LP	3.950%	7/1/22	900	949
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,643
Digital Realty Trust LP	3.700%	8/15/27	400	404
Duke Realty LP	3.625%	4/15/23	275	283
Duke Realty LP	3.250%	6/30/26	75	74
EPR Properties	5.750%	8/15/22	375	414
EPR Properties	5.250%	7/15/23	400	428
EPR Properties	4.500%	4/1/25	300	301
EPR Properties	4.750%	12/15/26	500	518
ERP Operating LP	2.375%	7/1/19	375	377
ERP Operating LP	4.750%	7/15/20	215	229
ERP Operating LP	4.625%	12/15/21	69	75

ERP Operating LP	3.000%	4/15/23	625	637
ERP Operating LP	3.375%	6/1/25	350	357
ERP Operating LP	2.850%	11/1/26	1,300	1,261
ERP Operating LP	4.500%	7/1/44	550	582
ERP Operating LP	4.500%	6/1/45	350	374
Essex Portfolio LP	5.200%	3/15/21	175	189
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	201
Essex Portfolio LP	3.375%	4/15/26	300	297
Essex Portfolio LP	3.625%	5/1/27	350	352
Federal Realty Investment Trust	2.750%	6/1/23	325	321
Federal Realty Investment Trust	3.250%	7/15/27	225	222
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,047
Government Properties Income Trust	4.000%	7/15/22	275	277
HCP Inc.	2.625%	2/1/20	1,800	1,814
HCP Inc.	5.375%	2/1/21	13	14
HCP Inc.	3.150%	8/1/22	150	152
HCP Inc.	4.000%	12/1/22	2,135	2,242
HCP Inc.	3.400%	2/1/25	400	399
HCP Inc.	6.750%	2/1/41	175	227
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	159
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	179
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	300
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	102
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	464
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	249
Highwoods Realty LP	3.200%	6/15/21	500	507
Hospitality Properties Trust	4.500%	6/15/23	374	396
Hospitality Properties Trust	4.650%	3/15/24	200	209
Hospitality Properties Trust	4.500%	3/15/25	125	128
Hospitality Properties Trust	5.250%	2/15/26	225	240
Hospitality Properties Trust	4.950%	2/15/27	325	340
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,221
Host Hotels & Resorts LP	5.250%	3/15/22	500	542
Host Hotels & Resorts LP	3.750%	10/15/23	240	245
Host Hotels & Resorts LP	3.875%	4/1/24	300	306
Host Hotels & Resorts LP	4.000%	6/15/25	175	178
Hudson Pacific Properties LP	3.950%	11/1/27	250	249
Kilroy Realty LP	3.800%	1/15/23	100	103
Kimco Realty Corp.	6.875%	10/1/19	50	54
Kimco Realty Corp.	3.200%	5/1/21	500	510
Kimco Realty Corp.	3.125%	6/1/23	550	549
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,213
Kimco Realty Corp.	3.800%	4/1/27	300	303
Kimco Realty Corp.	4.450%	9/1/47	250	249
Kite Realty Group LP	4.000%	10/1/26	725	693
Liberty Property LP	3.375%	6/15/23	575	581
Liberty Property LP	4.400%	2/15/24	325	346
Liberty Property LP	3.750%	4/1/25	725	741
LifeStorage LP	3.500%	7/1/26	1,175	1,117
Mack-Cali Realty LP	4.500%	4/18/22	225	232
Mid-America Apartments LP	4.300%	10/15/23	350	371
Mid-America Apartments LP	3.750%	6/15/24	200	206
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,002
National Retail Properties Inc.	5.500%	7/15/21	50	55
National Retail Properties Inc.	3.800%	10/15/22	500	519
National Retail Properties Inc.	3.900%	6/15/24	275	282

National Retail Properties Inc.	4.000%	11/15/25	450	461
National Retail Properties Inc.	3.500%	10/15/27	800	782
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	290
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	178
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,379
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	999
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	302
Physicians Realty LP	4.300%	3/15/27	650	662
Piedmont Operating Partnership LP	3.400%	6/1/23	125	123
Piedmont Operating Partnership LP	4.450%	3/15/24	275	285
Public Storage	2.370%	9/15/22	250	249
Public Storage	3.094%	9/15/27	300	299
Realty Income Corp.	6.750%	8/15/19	935	1,015
Realty Income Corp.	3.250%	10/15/22	100	102
Realty Income Corp.	3.875%	7/15/24	250	257
Realty Income Corp.	4.125%	10/15/26	775	800
Realty Income Corp.	3.000%	1/15/27	400	381
Realty Income Corp.	4.650%	3/15/47	600	624
Regency Centers LP	3.600%	2/1/27	340	339
Regency Centers LP	4.400%	2/1/47	400	401
Sabra Health Care LP	5.125%	8/15/26	100	102
Select Income REIT	4.150%	2/1/22	225	228
Select Income REIT	4.250%	5/15/24	500	505
Select Income REIT	4.500%	2/1/25	250	253
Senior Housing Properties Trust	3.250%	5/1/19	475	481
Simon Property Group LP	2.200%	2/1/19	2,700	2,712
Simon Property Group LP	4.375%	3/1/21	555	589
Simon Property Group LP	4.125%	12/1/21	525	559
Simon Property Group LP	2.350%	1/30/22	500	498
Simon Property Group LP	3.375%	3/15/22	250	256
Simon Property Group LP	2.625%	6/15/22	400	401
Simon Property Group LP	2.750%	2/1/23	400	401
Simon Property Group LP	3.750%	2/1/24	500	522
Simon Property Group LP	3.300%	1/15/26	100	100
Simon Property Group LP	3.250%	11/30/26	300	298
Simon Property Group LP	3.375%	6/15/27	900	902
Simon Property Group LP	6.750%	2/1/40	300	405
Simon Property Group LP	4.750%	3/15/42	225	245
Simon Property Group LP	4.250%	11/30/46	500	509
Tanger Properties LP	3.750%	12/1/24	200	201
Tanger Properties LP	3.125%	9/1/26	375	352
Tanger Properties LP	3.875%	7/15/27	900	890
UDR Inc.	3.700%	10/1/20	150	155
UDR Inc.	4.625%	1/10/22	2,575	2,744
UDR Inc.	2.950%	9/1/26	600	576
UDR Inc.	3.500%	7/1/27	150	150
Ventas Realty LP	3.125%	6/15/23	850	851
Ventas Realty LP	3.750%	5/1/24	200	205
Ventas Realty LP	3.850%	4/1/27	275	280
Ventas Realty LP	5.700%	9/30/43	450	532
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	590
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,677
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	148
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	508
VEREIT Operating Partnership LP	4.600%	2/6/24	375	394
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,450

VEREIT Operating Partnership LP	3.950%	8/15/27	400	398
Vornado Realty LP	2.500%	6/30/19	275	277
Vornado Realty LP	5.000%	1/15/22	100	108
Washington Prime Group LP	3.850%	4/1/20	200	200
Washington Prime Group LP	5.950%	8/15/24	100	102
Washington REIT	4.950%	10/1/20	125	132
Washington REIT	3.950%	10/15/22	100	103
Weingarten Realty Investors	3.375%	10/15/22	200	203
Weingarten Realty Investors	3.500%	4/15/23	250	252
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	4.125%	4/1/19	300	308
Welltower Inc.	4.950%	1/15/21	750	804
Welltower Inc.	5.250%	1/15/22	2,601	2,856
Welltower Inc.	3.750%	3/15/23	325	338
Welltower Inc.	4.500%	1/15/24	125	134
Welltower Inc.	4.000%	6/1/25	1,125	1,173
Welltower Inc.	4.250%	4/1/26	450	475
Welltower Inc.	6.500%	3/15/41	200	253
WP Carey Inc.	4.600%	4/1/24	300	314
WP Carey Inc.	4.000%	2/1/25	200	201
WP Carey Inc.	4.250%	10/1/26	300	304
				1,203,446
Industrial (6.8%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,423
Agrium Inc.	3.150%	10/1/22	2,310	2,357
Agrium Inc.	3.500%	6/1/23	275	283
Agrium Inc.	3.375%	3/15/25	550	553
Agrium Inc.	4.125%	3/15/35	1,250	1,258
Agrium Inc.	4.900%	6/1/43	125	136
Agrium Inc.	5.250%	1/15/45	500	567
Air Products & Chemicals Inc.	3.000%	11/3/21	190	195
Air Products & Chemicals Inc.	2.750%	2/3/23	200	200
Air Products & Chemicals Inc.	3.350%	7/31/24	700	721
Airgas Inc.	3.050%	8/1/20	200	201
Airgas Inc.	3.650%	7/15/24	750	781
Albemarle Corp.	4.150%	12/1/24	300	318
Albemarle Corp.	5.450%	12/1/44	325	378
Barrick Gold Corp.	5.250%	4/1/42	500	571
Barrick North America Finance LLC	4.400%	5/30/21	461	496
Barrick North America Finance LLC	5.700%	5/30/41	750	895
Barrick North America Finance LLC	5.750%	5/1/43	650	795
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	819
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	819
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	508
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,252
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,768
Braskem Finance Ltd.	6.450%	2/3/24	200	225
Cabot Corp.	3.700%	7/15/22	50	51
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,483
Domtar Corp.	6.750%	2/15/44	400	444
Dow Chemical Co.	8.550%	5/15/19	1,810	2,000
Dow Chemical Co.	4.250%	11/15/20	1,630	1,722
Dow Chemical Co.	4.125%	11/15/21	2,035	2,158
Dow Chemical Co.	3.000%	11/15/22	700	714
Dow Chemical Co.	3.500%	10/1/24	600	617
Dow Chemical Co.	7.375%	11/1/29	100	133

Dow Chemical Co.	4.250%	10/1/34	350	359
Dow Chemical Co.	9.400%	5/15/39	960	1,596
Dow Chemical Co.	5.250%	11/15/41	375	425
Dow Chemical Co.	4.375%	11/15/42	900	913
Dow Chemical Co.	4.625%	10/1/44	500	533
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,175
Eastman Chemical Co.	2.700%	1/15/20	400	405
Eastman Chemical Co.	3.600%	8/15/22	317	329
Eastman Chemical Co.	4.800%	9/1/42	400	425
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,054
Ecolab Inc.	2.000%	1/14/19	200	200
Ecolab Inc.	2.250%	1/12/20	200	201
Ecolab Inc.	4.350%	12/8/21	463	501
Ecolab Inc.	2.375%	8/10/22	1,200	1,198
Ecolab Inc.	3.250%	1/14/23	200	206
Ecolab Inc.	2.700%	11/1/26	600	576
Ecolab Inc.	5.500%	12/8/41	625	768
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	318
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	1,005
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,486
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	373
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	76
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	624
EI du Pont de Nemours & Co.	4.900%	1/15/41	650	731
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	127
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	269
FMC Corp.	3.950%	2/1/22	150	153
FMC Corp.	4.100%	2/1/24	750	767
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,845
Goldcorp Inc.	3.625%	6/9/21	700	723
Goldcorp Inc.	3.700%	3/15/23	600	624
Goldcorp Inc.	5.450%	6/9/44	1,050	1,181
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	51
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	564
International Paper Co.	7.500%	8/15/21	910	1,075
International Paper Co.	4.750%	2/15/22	1,888	2,052
International Paper Co.	3.650%	6/15/24	400	414
International Paper Co.	3.800%	1/15/26	350	360
International Paper Co.	3.000%	2/15/27	1,500	1,457
International Paper Co.	5.000%	9/15/35	150	166
International Paper Co.	7.300%	11/15/39	805	1,095
International Paper Co.	6.000%	11/15/41	300	364
International Paper Co.	4.800%	6/15/44	500	530
International Paper Co.	5.150%	5/15/46	525	585
International Paper Co.	4.400%	8/15/47	1,050	1,055
LYB International Finance BV	4.000%	7/15/23	500	529
LYB International Finance BV	5.250%	7/15/43	500	570
LYB International Finance BV	4.875%	3/15/44	400	430
LYB International Finance II BV	3.500%	3/2/27	400	400
LyondellBasell Industries NV	5.000%	4/15/19	850	882
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,566
LyondellBasell Industries NV	4.625%	2/26/55	950	978
Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,706
Methanex Corp.	5.650%	12/1/44	200	199
Monsanto Co.	2.125%	7/15/19	800	801
Monsanto Co.	2.750%	7/15/21	600	606
Monsanto Co.	2.200%	7/15/22	175	170

Monsanto Co.	2.850%	4/15/25	250	243
Monsanto Co.	4.200%	7/15/34	400	411
Monsanto Co.	3.600%	7/15/42	250	221
Monsanto Co.	3.950%	4/15/45	1,300	1,241
Monsanto Co.	4.700%	7/15/64	600	606
Mosaic Co.	3.750%	11/15/21	1,115	1,152
Mosaic Co.	4.250%	11/15/23	1,500	1,557
Mosaic Co.	5.450%	11/15/33	100	104
Mosaic Co.	4.875%	11/15/41	130	125
Mosaic Co.	5.625%	11/15/43	150	153
Newmont Mining Corp.	5.125%	10/1/19	475	499
Newmont Mining Corp.	5.875%	4/1/35	325	383
Newmont Mining Corp.	6.250%	10/1/39	500	621
Newmont Mining Corp.	4.875%	3/15/42	950	1,017
Nucor Corp.	4.125%	9/15/22	200	214
Nucor Corp.	4.000%	8/1/23	325	344
Nucor Corp.	6.400%	12/1/37	1,325	1,723
Nucor Corp.	5.200%	8/1/43	400	466
Packaging Corp. of America	3.900%	6/15/22	275	287
Packaging Corp. of America	4.500%	11/1/23	425	457
Packaging Corp. of America	3.650%	9/15/24	500	509
Placer Dome Inc.	6.450%	10/15/35	375	465
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,276
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	243
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	312
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	236
PPG Industries Inc.	2.300%	11/15/19	700	704
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.500%	8/15/19	175	183
Praxair Inc.	4.050%	3/15/21	875	927
Praxair Inc.	3.000%	9/1/21	325	332
Praxair Inc.	2.450%	2/15/22	3,275	3,289
Praxair Inc.	2.650%	2/5/25	500	491
Praxair Inc.	3.550%	11/7/42	300	295
Rayonier Inc.	3.750%	4/1/22	125	127
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	238
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	405
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	534
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	125	133
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	750	790
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,363
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	298
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	670
Rio Tinto Finance USA plc	4.750%	3/22/42	625	708
Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	1,040
Rohm & Haas Co.	7.850%	7/15/29	300	410
RPM International Inc.	6.125%	10/15/19	75	81
RPM International Inc.	3.450%	11/15/22	250	261
RPM International Inc.	3.750%	3/15/27	150	152
RPM International Inc.	5.250%	6/1/45	50	56
Sherwin-Williams Co.	7.250%	6/15/19	350	380
Sherwin-Williams Co.	2.250%	5/15/20	300	301
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	950	956
Sherwin-Williams Co.	3.125%	6/1/24	300	301
Sherwin-Williams Co.	3.450%	8/1/25	900	907
Sherwin-Williams Co.	3.950%	1/15/26	600	624

	Sherwin-Williams Co.	3.450%	6/1/27	300	302
	Sherwin-Williams Co.	4.550%	8/1/45	270	281
	Sherwin-Williams Co.	4.500%	6/1/47	500	525
	Southern Copper Corp.	5.375%	4/16/20	200	215
	Southern Copper Corp.	3.500%	11/8/22	1,600	1,643
	Southern Copper Corp.	3.875%	4/23/25	650	673
	Southern Copper Corp.	7.500%	7/27/35	425	554
	Southern Copper Corp.	6.750%	4/16/40	250	309
	Southern Copper Corp.	5.875%	4/23/45	2,650	3,039
	Syngenta Finance NV	3.125%	3/28/22	250	246
	Syngenta Finance NV	4.375%	3/28/42	150	131
	Vale Canada Ltd.	7.200%	9/15/32	100	108
	Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,304
	Vale Overseas Ltd.	4.375%	1/11/22	1,895	1,971
	Vale Overseas Ltd.	6.250%	8/10/26	700	796
	Vale Overseas Ltd.	8.250%	1/17/34	375	473
	Vale Overseas Ltd.	6.875%	11/21/36	735	845
	Vale Overseas Ltd.	6.875%	11/10/39	860	984
	Vale SA	5.625%	9/11/42	2,550	2,585
	Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,204
	Westlake Chemical Corp.	5.000%	8/15/46	600	652
12	WestRock Co.	3.000%	9/15/24	525	523
12	WestRock Co.	3.375%	9/15/27	425	423
	Westrock MWV LLC	8.200%	1/15/30	500	698
	WestRock RKT Co.	3.500%	3/1/20	1,725	1,766
	WestRock RKT Co.	4.900%	3/1/22	250	269
	Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,187
	Weyerhaeuser Co.	4.700%	3/15/21	275	293
	Weyerhaeuser Co.	8.500%	1/15/25	150	197
	Weyerhaeuser Co.	7.375%	3/15/32	625	864
	Weyerhaeuser Co.	6.875%	12/15/33	125	160
	Yamana Gold Inc.	4.950%	7/15/24	640	655

	Capital Goods (0.5%)
	3M Co.	2.000%	8/7/20	325	327
	3M Co.	1.625%	9/19/21	450	442
	3M Co.	2.250%	3/15/23	300	298
	3M Co.	3.000%	8/7/25	350	352
	3M Co.	2.250%	9/19/26	800	758
	3M Co.	2.875%	10/15/27	525	522
	3M Co.	6.375%	2/15/28	350	448
	3M Co.	5.700%	3/15/37	255	324
	3M Co.	3.125%	9/19/46	500	451
	3M Co.	3.625%	10/15/47	450	446
	ABB Finance USA Inc.	2.875%	5/8/22	375	382
	ABB Finance USA Inc.	4.375%	5/8/42	150	159
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	216
	Allegion US Holding Co. Inc.	3.200%	10/1/24	100	99
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	322
	Bemis Co. Inc.	3.100%	9/15/26	300	291
	Boeing Capital Corp.	4.700%	10/27/19	125	132
	Boeing Co.	6.000%	3/15/19	550	583
	Boeing Co.	4.875%	2/15/20	525	562
	Boeing Co.	1.650%	10/30/20	350	347
	Boeing Co.	2.125%	3/1/22	800	799
	Boeing Co.	2.850%	10/30/24	200	202
	Boeing Co.	2.600%	10/30/25	1,300	1,286

	Boeing Co.	2.250%	6/15/26	250	239
	Boeing Co.	2.800%	3/1/27	200	199
	Boeing Co.	6.625%	2/15/38	100	140
	Boeing Co.	6.875%	3/15/39	310	449
	Boeing Co.	5.875%	2/15/40	545	715
	Boeing Co.	3.375%	6/15/46	450	427
	Boeing Co.	3.650%	3/1/47	300	298
	Carlisle Cos. Inc.	3.750%	11/15/22	175	179
	Caterpillar Financial Services Corp.	1.800%	11/13/18	550	550
	Caterpillar Financial Services Corp.	7.150%	2/15/19	435	466
	Caterpillar Financial Services Corp.	1.350%	5/18/19	750	744
	Caterpillar Financial Services Corp.	2.100%	6/9/19	500	502
	Caterpillar Financial Services Corp.	2.250%	12/1/19	300	302
	Caterpillar Financial Services Corp.	2.100%	1/10/20	900	899
	Caterpillar Financial Services Corp.	2.000%	3/5/20	750	748
	Caterpillar Financial Services Corp.	1.850%	9/4/20	1,500	1,487
	Caterpillar Financial Services Corp.	2.500%	11/13/20	500	504
	Caterpillar Financial Services Corp.	1.700%	8/9/21	800	783
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	203
	Caterpillar Financial Services Corp.	1.931%	10/1/21	875	863
	Caterpillar Financial Services Corp.	2.400%	6/6/22	700	700
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	751
	Caterpillar Financial Services Corp.	3.250%	12/1/24	200	205
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	191
	Caterpillar Inc.	3.900%	5/27/21	720	763
	Caterpillar Inc.	2.600%	6/26/22	125	126
	Caterpillar Inc.	3.400%	5/15/24	750	782
	Caterpillar Inc.	6.050%	8/15/36	720	937
	Caterpillar Inc.	5.200%	5/27/41	500	606
	Caterpillar Inc.	3.803%	8/15/42	1,329	1,351
	Caterpillar Inc.	4.300%	5/15/44	1,000	1,090
	Crane Co.	2.750%	12/15/18	550	554
	Crane Co.	4.450%	12/15/23	400	420
	CRH America Inc.	5.750%	1/15/21	985	1,081
	Deere & Co.	2.600%	6/8/22	700	707
	Deere & Co.	5.375%	10/16/29	455	551
	Deere & Co.	8.100%	5/15/30	550	802
	Deere & Co.	7.125%	3/3/31	400	554
	Deere & Co.	3.900%	6/9/42	1,000	1,034
	Dover Corp.	4.300%	3/1/21	145	154
	Dover Corp.	6.600%	3/15/38	350	470
	Dover Corp.	5.375%	3/1/41	480	583
	Eaton Corp.	2.750%	11/2/22	1,175	1,180
	Eaton Corp.	3.103%	9/15/27	500	492
	Eaton Corp.	4.000%	11/2/32	815	847
	Eaton Corp.	4.150%	11/2/42	75	75
	Eaton Corp.	3.915%	9/15/47	300	294
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	694
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	541
12	Embraer Overseas Ltd.	5.696%	9/16/23	350	380
	Embraer SA	5.150%	6/15/22	900	967
	Emerson Electric Co.	5.250%	10/15/18	525	544
	Emerson Electric Co.	4.875%	10/15/19	125	132
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	12/1/21	450	459
	Emerson Electric Co.	2.625%	2/15/23	300	300
	Emerson Electric Co.	3.150%	6/1/25	450	460

Emerson Electric Co.	6.000%	8/15/32	150	188
Emerson Electric Co.	5.250%	11/15/39	135	161
Exelis Inc.	5.550%	10/1/21	200	221
FLIR Systems Inc.	3.125%	6/15/21	200	202
Flowserve Corp.	3.500%	9/15/22	225	226
Flowserve Corp.	4.000%	11/15/23	375	383
Fortive Corp.	1.800%	6/15/19	100	100
Fortive Corp.	2.350%	6/15/21	700	695
Fortive Corp.	3.150%	6/15/26	585	582
Fortive Corp.	4.300%	6/15/46	475	491
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	280
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	260
General Dynamics Corp.	3.875%	7/15/21	250	265
General Dynamics Corp.	2.250%	11/15/22	900	898
General Dynamics Corp.	1.875%	8/15/23	350	340
General Dynamics Corp.	2.375%	11/15/24	500	491
General Dynamics Corp.	2.125%	8/15/26	350	328
General Dynamics Corp.	2.625%	11/15/27	500	484
General Dynamics Corp.	3.600%	11/15/42	625	616
General Electric Capital Corp.	6.000%	8/7/19	1,383	1,488
General Electric Capital Corp.	2.100%	12/11/19	100	101
General Electric Capital Corp.	5.500%	1/8/20	2,739	2,956
General Electric Capital Corp.	2.200%	1/9/20	644	649
General Electric Capital Corp.	5.550%	5/4/20	780	852
General Electric Capital Corp.	4.375%	9/16/20	806	863
General Electric Capital Corp.	4.625%	1/7/21	490	529
General Electric Capital Corp.	5.300%	2/11/21	714	785
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,492
General Electric Capital Corp.	3.150%	9/7/22	318	330
General Electric Capital Corp.	3.100%	1/9/23	991	1,031
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,617
General Electric Capital Corp.	6.150%	8/7/37	673	899
General Electric Capital Corp.	5.875%	1/14/38	2,187	2,854
General Electric Capital Corp.	6.875%	1/10/39	1,605	2,342
General Electric Co.	2.700%	10/9/22	1,900	1,928
General Electric Co.	3.375%	3/11/24	500	521
General Electric Co.	3.450%	5/15/24	1,863	1,944
General Electric Co.	4.125%	10/9/42	2,050	2,161
General Electric Co.	4.500%	3/11/44	1,700	1,904
Harris Corp.	2.700%	4/27/20	250	253
Harris Corp.	4.400%	12/15/20	400	422
Harris Corp.	3.832%	4/27/25	550	572
Harris Corp.	4.854%	4/27/35	350	386
Harris Corp.	6.150%	12/15/40	125	155
Harris Corp.	5.054%	4/27/45	325	371
Honeywell International Inc.	1.400%	10/30/19	475	472
Honeywell International Inc.	4.250%	3/1/21	805	860
Honeywell International Inc.	1.850%	11/1/21	750	741
Honeywell International Inc.	3.350%	12/1/23	1,325	1,385
Honeywell International Inc.	2.500%	11/1/26	400	382
Honeywell International Inc.	5.700%	3/15/37	305	387
Honeywell International Inc.	5.375%	3/1/41	1,355	1,665
Hubbell Inc.	3.350%	3/1/26	300	303
Hubbell Inc.	3.150%	8/15/27	100	100
Illinois Tool Works Inc.	1.950%	3/1/19	200	200
Illinois Tool Works Inc.	6.250%	4/1/19	450	480
Illinois Tool Works Inc.	3.375%	9/15/21	105	109

Illinois Tool Works Inc.	3.500%	3/1/24	430	449
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,365
Illinois Tool Works Inc.	4.875%	9/15/41	305	355
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,857
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	325	328
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,022
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	403
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	361
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	271
John Deere Capital Corp.	1.650%	10/15/18	300	300
John Deere Capital Corp.	1.950%	1/8/19	700	700
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,270
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,966
John Deere Capital Corp.	2.050%	3/10/20	750	752
John Deere Capital Corp.	2.200%	3/13/20	300	302
John Deere Capital Corp.	1.950%	6/22/20	400	400
John Deere Capital Corp.	2.450%	9/11/20	275	278
John Deere Capital Corp.	3.900%	7/12/21	125	132
John Deere Capital Corp.	3.150%	10/15/21	305	315
John Deere Capital Corp.	2.650%	1/6/22	450	456
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.150%	9/8/22	550	543
John Deere Capital Corp.	2.800%	1/27/23	275	280
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,522
John Deere Capital Corp.	3.350%	6/12/24	700	723
John Deere Capital Corp.	3.400%	9/11/25	325	337
John Deere Capital Corp.	2.650%	6/10/26	300	293
John Deere Capital Corp.	2.800%	9/8/27	250	245
Johnson Controls International plc	5.000%	3/30/20	200	213
Johnson Controls International plc	4.250%	3/1/21	345	365
Johnson Controls International plc	3.750%	12/1/21	175	183
Johnson Controls International plc	3.625%	7/2/24	300	311
Johnson Controls International plc	3.900%	2/14/26	600	630
Johnson Controls International plc	6.000%	1/15/36	275	338
Johnson Controls International plc	5.700%	3/1/41	355	413
Johnson Controls International plc	4.625%	7/2/44	200	214
Johnson Controls International plc	5.125%	9/14/45	400	457
Johnson Controls International plc	4.950%	7/2/64	300	322
Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	127
Komatsu Mining Corp.	5.125%	10/15/21	125	137
L3 Technologies Inc.	5.200%	10/15/19	825	877
L3 Technologies Inc.	4.750%	7/15/20	925	988
L3 Technologies Inc.	4.950%	2/15/21	575	616
L3 Technologies Inc.	3.950%	5/28/24	120	125
L3 Technologies Inc.	3.850%	12/15/26	200	206
Lafarge SA	7.125%	7/15/36	300	386
Leggett & Platt Inc.	3.800%	11/15/24	550	566
Legrand France SA	8.500%	2/15/25	250	323
Lennox International Inc.	3.000%	11/15/23	100	100
Lockheed Martin Corp.	1.850%	11/23/18	275	275
Lockheed Martin Corp.	4.250%	11/15/19	655	686
Lockheed Martin Corp.	2.500%	11/23/20	730	741
Lockheed Martin Corp.	3.350%	9/15/21	875	909
Lockheed Martin Corp.	3.100%	1/15/23	270	278
Lockheed Martin Corp.	2.900%	3/1/25	375	373

	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,238
	Lockheed Martin Corp.	3.600%	3/1/35	550	543
	Lockheed Martin Corp.	4.500%	5/15/36	350	382
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,217
	Lockheed Martin Corp.	5.720%	6/1/40	316	391
	Lockheed Martin Corp.	4.850%	9/15/41	500	564
	Lockheed Martin Corp.	3.800%	3/1/45	100	97
	Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,899
12	Lockheed Martin Corp.	4.090%	9/15/52	847	844
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	496
	Masco Corp.	7.125%	3/15/20	45	50
	Masco Corp.	3.500%	4/1/21	300	308
	Masco Corp.	5.950%	3/15/22	228	257
	Masco Corp.	4.450%	4/1/25	550	584
	Masco Corp.	4.375%	4/1/26	400	423
	Masco Corp.	3.500%	11/15/27	100	99
	Masco Corp.	7.750%	8/1/29	94	123
	Masco Corp.	4.500%	5/15/47	375	375
	Mohawk Industries Inc.	3.850%	2/1/23	550	571
	Northrop Grumman Corp.	5.050%	8/1/19	245	259
	Northrop Grumman Corp.	3.500%	3/15/21	125	130
	Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,030
	Northrop Grumman Corp.	3.200%	2/1/27	700	701
	Northrop Grumman Corp.	5.050%	11/15/40	475	536
	Northrop Grumman Corp.	4.750%	6/1/43	950	1,044
	Owens Corning	4.200%	12/15/22	950	1,007
	Owens Corning	4.200%	12/1/24	250	263
	Owens Corning	3.400%	8/15/26	500	492
	Owens Corning	4.300%	7/15/47	500	477
	Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,893
12	Parker-Hannifin Corp.	3.250%	3/1/27	1,100	1,105
	Parker-Hannifin Corp.	6.250%	5/15/38	75	99
12	Parker-Hannifin Corp.	4.100%	3/1/47	500	511
	Pentair Finance SA	2.650%	12/1/19	500	500
	Precision Castparts Corp.	2.250%	6/15/20	300	303
	Precision Castparts Corp.	2.500%	1/15/23	925	926
	Precision Castparts Corp.	3.250%	6/15/25	700	712
	Precision Castparts Corp.	3.900%	1/15/43	375	379
	Precision Castparts Corp.	4.375%	6/15/45	250	274
	Raytheon Co.	3.125%	10/15/20	425	439
	Raytheon Co.	2.500%	12/15/22	1,425	1,434
	Raytheon Co.	3.150%	12/15/24	500	507
	Raytheon Co.	7.200%	8/15/27	75	101
	Raytheon Co.	4.875%	10/15/40	225	263
	Raytheon Co.	4.700%	12/15/41	925	1,064
	Republic Services Inc.	5.500%	9/15/19	525	559
	Republic Services Inc.	5.000%	3/1/20	500	533
	Republic Services Inc.	5.250%	11/15/21	1,650	1,820
	Republic Services Inc.	3.550%	6/1/22	1,300	1,355
	Republic Services Inc.	3.200%	3/15/25	500	504
	Republic Services Inc.	6.200%	3/1/40	475	618
	Republic Services Inc.	5.700%	5/15/41	500	615
	Rockwell Collins Inc.	1.950%	7/15/19	100	100
	Rockwell Collins Inc.	5.250%	7/15/19	50	53
	Rockwell Collins Inc.	3.100%	11/15/21	675	686
	Rockwell Collins Inc.	2.800%	3/15/22	750	756
	Rockwell Collins Inc.	3.200%	3/15/24	400	405

Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,013
Rockwell Collins Inc.	4.800%	12/15/43	235	258
Rockwell Collins Inc.	4.350%	4/15/47	775	807
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,176
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,694
Roper Technologies Inc.	2.800%	12/15/21	400	404
Roper Technologies Inc.	3.800%	12/15/26	500	514
Snap-on Inc.	6.125%	9/1/21	300	342
Snap-on Inc.	3.250%	3/1/27	225	228
Sonoco Products Co.	5.750%	11/1/40	765	893
Spirit AeroSystems Inc.	5.250%	3/15/22	2,625	2,717
Spirit AeroSystems Inc.	3.850%	6/15/26	335	336
Stanley Black & Decker Inc.	1.622%	11/17/18	300	299
Stanley Black & Decker Inc.	2.451%	11/17/18	400	403
Stanley Black & Decker Inc.	3.400%	12/1/21	450	468
Stanley Black & Decker Inc.	5.200%	9/1/40	150	172
Textron Inc.	4.300%	3/1/24	625	662
Textron Inc.	3.875%	3/1/25	200	207
Textron Inc.	4.000%	3/15/26	300	311
Textron Inc.	3.650%	3/15/27	100	100
Textron Inc.	3.375%	3/1/28	325	321
The Timken Co.	3.875%	9/1/24	200	202
United Technologies Corp.	1.500%	11/1/19	400	397
United Technologies Corp.	4.500%	4/15/20	445	471
United Technologies Corp.	1.900%	5/4/20	1,500	1,496
United Technologies Corp.	1.950%	11/1/21	900	886
United Technologies Corp.	3.100%	6/1/22	1,600	1,640
United Technologies Corp.	2.800%	5/4/24	1,000	1,001
United Technologies Corp.	2.650%	11/1/26	1,075	1,035
United Technologies Corp.	3.125%	5/4/27	800	794
United Technologies Corp.	6.700%	8/1/28	200	261
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	471
United Technologies Corp.	6.050%	6/1/36	285	360
United Technologies Corp.	6.125%	7/15/38	1,000	1,283
United Technologies Corp.	5.700%	4/15/40	625	780
United Technologies Corp.	4.500%	6/1/42	2,725	2,924
United Technologies Corp.	4.150%	5/15/45	50	51
United Technologies Corp.	3.750%	11/1/46	900	868
United Technologies Corp.	4.050%	5/4/47	800	806
Vulcan Materials Co.	7.500%	6/15/21	400	467
Vulcan Materials Co.	4.500%	4/1/25	250	266
Vulcan Materials Co.	4.500%	6/15/47	700	706
Wabtec Corp.	3.450%	11/15/26	700	688
Waste Management Inc.	4.600%	3/1/21	275	294
Waste Management Inc.	2.900%	9/15/22	191	194
Waste Management Inc.	2.400%	5/15/23	350	346
Waste Management Inc.	3.500%	5/15/24	700	727
Waste Management Inc.	3.125%	3/1/25	250	253
Waste Management Inc.	3.900%	3/1/35	250	259
Waste Management Inc.	4.100%	3/1/45	500	525
WW Grainger Inc.	4.600%	6/15/45	900	962
WW Grainger Inc.	3.750%	5/15/46	325	309
Xylem Inc.	3.250%	11/1/26	300	299
Xylem Inc.	4.375%	11/1/46	400	416

Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	660	703
21st Century Fox America Inc.	5.650%	8/15/20	500	546
21st Century Fox America Inc.	4.500%	2/15/21	671	716
21st Century Fox America Inc.	3.000%	9/15/22	500	508
21st Century Fox America Inc.	4.000%	10/1/23	275	291
21st Century Fox America Inc.	3.700%	9/15/24	500	519
21st Century Fox America Inc.	3.700%	10/15/25	450	463
21st Century Fox America Inc.	6.550%	3/15/33	392	498
21st Century Fox America Inc.	6.200%	12/15/34	975	1,207
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,965
21st Century Fox America Inc.	8.150%	10/17/36	385	569
21st Century Fox America Inc.	6.150%	3/1/37	970	1,203
21st Century Fox America Inc.	6.900%	8/15/39	475	641
21st Century Fox America Inc.	6.150%	2/15/41	350	439
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,947
21st Century Fox America Inc.	4.750%	9/15/44	450	476
21st Century Fox America Inc.	4.750%	11/15/46	200	214
Activision Blizzard Inc.	2.300%	9/15/21	500	497
Activision Blizzard Inc.	2.600%	6/15/22	300	299
Activision Blizzard Inc.	3.400%	9/15/26	1,700	1,719
Activision Blizzard Inc.	3.400%	6/15/27	500	503
Activision Blizzard Inc.	4.500%	6/15/47	500	510
America Movil SAB de CV	5.000%	10/16/19	850	901
America Movil SAB de CV	5.000%	3/30/20	1,460	1,558
America Movil SAB de CV	3.125%	7/16/22	1,050	1,074
America Movil SAB de CV	6.375%	3/1/35	250	312
America Movil SAB de CV	6.125%	11/15/37	300	364
America Movil SAB de CV	6.125%	3/30/40	2,535	3,093
America Movil SAB de CV	4.375%	7/16/42	925	945
American Tower Corp.	2.800%	6/1/20	600	608
American Tower Corp.	5.050%	9/1/20	155	167
American Tower Corp.	3.300%	2/15/21	600	614
American Tower Corp.	5.900%	11/1/21	3,249	3,645
American Tower Corp.	2.250%	1/15/22	350	343
American Tower Corp.	5.000%	2/15/24	2,100	2,314
American Tower Corp.	4.000%	6/1/25	425	439
American Tower Corp.	3.375%	10/15/26	639	630
American Tower Corp.	3.125%	1/15/27	325	311
American Tower Corp.	3.550%	7/15/27	575	567
AT&T Corp.	8.250%	11/15/31	1,031	1,439
AT&T Inc.	2.375%	11/27/18	1,050	1,058
AT&T Inc.	5.800%	2/15/19	225	237
AT&T Inc.	2.300%	3/11/19	625	629
AT&T Inc.	5.875%	10/1/19	2,180	2,342
AT&T Inc.	5.200%	3/15/20	1,150	1,232
AT&T Inc.	2.450%	6/30/20	1,950	1,961
AT&T Inc.	4.600%	2/15/21	425	452
AT&T Inc.	5.000%	3/1/21	925	1,000
AT&T Inc.	4.450%	5/15/21	485	516
AT&T Inc.	3.875%	8/15/21	5,815	6,092
AT&T Inc.	3.000%	2/15/22	600	606
AT&T Inc.	3.200%	3/1/22	1,175	1,196
AT&T Inc.	3.000%	6/30/22	2,000	2,019
AT&T Inc.	2.625%	12/1/22	875	865
AT&T Inc.	2.850%	2/14/23	1,150	1,143
AT&T Inc.	3.600%	2/17/23	2,150	2,212

AT&T Inc.	3.800%	3/1/24	550	566
AT&T Inc.	4.450%	4/1/24	575	610
AT&T Inc.	3.400%	8/14/24	2,325	2,324
AT&T Inc.	3.950%	1/15/25	2,225	2,284
AT&T Inc.	3.400%	5/15/25	4,000	3,946
AT&T Inc.	4.125%	2/17/26	900	924
AT&T Inc.	4.250%	3/1/27	2,025	2,083
AT&T Inc.	3.900%	8/14/27	3,850	3,855
AT&T Inc.	6.450%	6/15/34	795	936
AT&T Inc.	4.500%	5/15/35	1,330	1,311
AT&T Inc.	5.250%	3/1/37	2,050	2,152
AT&T Inc.	4.900%	8/14/37	3,500	3,540
AT&T Inc.	6.500%	9/1/37	348	415
AT&T Inc.	6.300%	1/15/38	710	832
AT&T Inc.	6.550%	2/15/39	610	733
AT&T Inc.	6.350%	3/15/40	525	611
AT&T Inc.	5.350%	9/1/40	2,305	2,411
AT&T Inc.	6.375%	3/1/41	1,225	1,432
AT&T Inc.	5.550%	8/15/41	410	441
AT&T Inc.	5.150%	3/15/42	825	844
AT&T Inc.	4.300%	12/15/42	1,523	1,421
AT&T Inc.	4.800%	6/15/44	2,150	2,090
AT&T Inc.	4.350%	6/15/45	1,325	1,202
AT&T Inc.	4.750%	5/15/46	2,850	2,742
AT&T Inc.	5.450%	3/1/47	3,500	3,697
AT&T Inc.	4.500%	3/9/48	3,218	2,963
AT&T Inc.	4.550%	3/9/49	1,187	1,094
AT&T Inc.	5.150%	2/14/50	3,900	3,925
AT&T Inc.	5.700%	3/1/57	750	807
AT&T Inc.	5.300%	8/14/58	2,500	2,525
AT&T Mobility LLC	7.125%	12/15/31	400	512
Bellsouth Capital Funding Corp.	7.875%	2/15/30	278	371
BellSouth LLC	6.875%	10/15/31	206	246
BellSouth LLC	6.550%	6/15/34	211	248
BellSouth LLC	6.000%	11/15/34	94	103
BellSouth Telecommunications LLC	6.375%	6/1/28	790	923
British Telecommunications plc	2.350%	2/14/19	700	704
British Telecommunications plc	9.125%	12/15/30	2,078	3,133
CBS Corp.	2.300%	8/15/19	350	352
CBS Corp.	5.750%	4/15/20	360	392
CBS Corp.	4.300%	2/15/21	550	581
CBS Corp.	3.375%	3/1/22	725	749
CBS Corp.	2.500%	2/15/23	1,000	982
CBS Corp.	3.700%	8/15/24	575	590
CBS Corp.	3.500%	1/15/25	500	508
CBS Corp.	2.900%	1/15/27	800	755
CBS Corp.	3.375%	2/15/28	375	365
CBS Corp.	7.875%	7/30/30	350	480
CBS Corp.	5.500%	5/15/33	200	219
CBS Corp.	4.850%	7/1/42	475	500
CBS Corp.	4.900%	8/15/44	700	738
CBS Corp.	4.600%	1/15/45	600	612
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	1,000	1,043
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	1,550	1,591

	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	2,300	2,425
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	3,450	3,681
12	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	1,525	1,485
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	1,525	1,780
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.484%	10/23/45	2,675	3,136
12	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	1,900	1,964
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.834%	10/23/55	325	394
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,108	1,469
	Comcast Corp.	5.700%	7/1/19	1,305	1,391
	Comcast Corp.	3.125%	7/15/22	750	777
	Comcast Corp.	2.750%	3/1/23	1,625	1,637
	Comcast Corp.	3.000%	2/1/24	2,200	2,226
	Comcast Corp.	3.600%	3/1/24	350	367
	Comcast Corp.	3.375%	8/15/25	1,000	1,027
	Comcast Corp.	3.150%	3/1/26	3,000	3,004
	Comcast Corp.	2.350%	1/15/27	1,050	979
	Comcast Corp.	3.300%	2/1/27	1,500	1,516
	Comcast Corp.	3.150%	2/15/28	1,750	1,736
	Comcast Corp.	4.250%	1/15/33	2,450	2,630
	Comcast Corp.	7.050%	3/15/33	1,125	1,535
	Comcast Corp.	4.200%	8/15/34	100	106
	Comcast Corp.	5.650%	6/15/35	1,450	1,768
	Comcast Corp.	4.400%	8/15/35	600	648
	Comcast Corp.	6.500%	11/15/35	1,075	1,424
	Comcast Corp.	3.200%	7/15/36	650	611
	Comcast Corp.	6.450%	3/15/37	1,400	1,868
	Comcast Corp.	6.950%	8/15/37	1,220	1,698
	Comcast Corp.	6.400%	5/15/38	600	803
	Comcast Corp.	4.650%	7/15/42	1,210	1,339
	Comcast Corp.	4.500%	1/15/43	225	239
	Comcast Corp.	4.750%	3/1/44	665	743
	Comcast Corp.	4.600%	8/15/45	1,175	1,297
	Comcast Corp.	3.400%	7/15/46	1,075	986
	Comcast Corp.	4.000%	8/15/47	650	661
	Crown Castle International Corp.	3.400%	2/15/21	1,600	1,647
	Crown Castle International Corp.	2.250%	9/1/21	550	543
	Crown Castle International Corp.	4.875%	4/15/22	550	598
	Crown Castle International Corp.	5.250%	1/15/23	1,000	1,105
	Crown Castle International Corp.	3.200%	9/1/24	900	896
	Crown Castle International Corp.	4.450%	2/15/26	1,200	1,270
	Crown Castle International Corp.	3.700%	6/15/26	650	654
	Crown Castle International Corp.	4.000%	3/1/27	350	359

Crown Castle International Corp.	3.650%	9/1/27	1,000	999
Crown Castle International Corp.	4.750%	5/15/47	250	255
Deutsche Telekom International Finance
BV	6.000%	7/8/19	675	719
Deutsche Telekom International Finance
BV	8.750%	6/15/30	3,000	4,404
Discovery Communications LLC	5.625%	8/15/19	300	319
Discovery Communications LLC	2.200%	9/20/19	375	376
Discovery Communications LLC	4.375%	6/15/21	655	692
Discovery Communications LLC	3.300%	5/15/22	375	379
Discovery Communications LLC	2.950%	3/20/23	1,000	998
Discovery Communications LLC	3.250%	4/1/23	500	501
Discovery Communications LLC	3.800%	3/13/24	350	361
Discovery Communications LLC	3.450%	3/15/25	1,000	980
Discovery Communications LLC	4.900%	3/11/26	650	694
Discovery Communications LLC	3.950%	3/20/28	1,000	994
Discovery Communications LLC	5.000%	9/20/37	950	969
Discovery Communications LLC	6.350%	6/1/40	500	578
Discovery Communications LLC	4.950%	5/15/42	375	368
Discovery Communications LLC	4.875%	4/1/43	675	656
Discovery Communications LLC	5.200%	9/20/47	950	960
Electronic Arts Inc.	3.700%	3/1/21	725	754
Electronic Arts Inc.	4.800%	3/1/26	375	415
Grupo Televisa SAB	6.625%	3/18/25	450	535
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,068
Grupo Televisa SAB	8.500%	3/11/32	50	68
Grupo Televisa SAB	6.625%	1/15/40	500	605
Grupo Televisa SAB	5.000%	5/13/45	100	100
Grupo Televisa SAB	6.125%	1/31/46	1,150	1,331
Historic TW Inc.	6.625%	5/15/29	76	95
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	518
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	866
Koninklijke KPN NV	8.375%	10/1/30	600	838
Moody's Corp.	2.750%	7/15/19	400	406
Moody's Corp.	5.500%	9/1/20	500	545
Moody's Corp.	2.750%	12/15/21	375	378
Moody's Corp.	4.500%	9/1/22	1,550	1,675
Moody's Corp.	5.250%	7/15/44	275	321
NBCUniversal Media LLC	5.150%	4/30/20	1,525	1,647
NBCUniversal Media LLC	4.375%	4/1/21	205	220
NBCUniversal Media LLC	2.875%	1/15/23	1,425	1,445
NBCUniversal Media LLC	6.400%	4/30/40	350	472
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,393
NBCUniversal Media LLC	4.450%	1/15/43	2,150	2,264
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	224
Omnicom Group Inc.	6.250%	7/15/19	175	188
Omnicom Group Inc.	4.450%	8/15/20	500	531
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,145
Omnicom Group Inc.	3.650%	11/1/24	900	918
Omnicom Group Inc.	3.600%	4/15/26	1,200	1,208
Orange SA	5.375%	7/8/19	1,025	1,084
Orange SA	1.625%	11/3/19	800	795
Orange SA	4.125%	9/14/21	802	855
Orange SA	9.000%	3/1/31	2,285	3,455
Orange SA	5.375%	1/13/42	650	763
Orange SA	5.500%	2/6/44	435	519
Pacific Bell Telephone Co.	7.125%	3/15/26	200	246

Qwest Corp.	6.750%	12/1/21	410	448
Qwest Corp.	6.875%	9/15/33	643	627
RELX Capital Inc.	8.625%	1/15/19	259	280
RELX Capital Inc.	3.125%	10/15/22	705	721
Rogers Communications Inc.	3.000%	3/15/23	230	232
Rogers Communications Inc.	4.100%	10/1/23	300	319
Rogers Communications Inc.	3.625%	12/15/25	475	486
Rogers Communications Inc.	4.500%	3/15/43	540	569
Rogers Communications Inc.	5.000%	3/15/44	950	1,075
S&P Global Inc.	3.300%	8/14/20	450	460
S&P Global Inc.	4.000%	6/15/25	550	575
S&P Global Inc.	4.400%	2/15/26	875	941
S&P Global Inc.	2.950%	1/22/27	625	599
S&P Global Inc.	6.550%	11/15/37	350	454
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	505
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	327
Scripps Networks Interactive Inc.	3.500%	6/15/22	300	306
Scripps Networks Interactive Inc.	3.900%	11/15/24	400	408
Scripps Networks Interactive Inc.	3.950%	6/15/25	400	405
Telefonica Emisiones SAU	5.877%	7/15/19	910	963
Telefonica Emisiones SAU	5.134%	4/27/20	705	755
Telefonica Emisiones SAU	5.462%	2/16/21	350	382
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,089
Telefonica Emisiones SAU	4.103%	3/8/27	1,000	1,024
Telefonica Emisiones SAU	7.045%	6/20/36	1,735	2,305
Telefonica Emisiones SAU	5.213%	3/8/47	1,950	2,102
Telefonica Europe BV	8.250%	9/15/30	780	1,099
TELUS Corp.	2.800%	2/16/27	1,150	1,080
Thomson Reuters Corp.	4.700%	10/15/19	125	131
Thomson Reuters Corp.	4.300%	11/23/23	600	640
Thomson Reuters Corp.	3.850%	9/29/24	1,500	1,567
Thomson Reuters Corp.	3.350%	5/15/26	500	499
Thomson Reuters Corp.	5.500%	8/15/35	350	389
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,667
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,612
Time Warner Cable LLC	8.750%	2/14/19	1,250	1,358
Time Warner Cable LLC	8.250%	4/1/19	700	761
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,158
Time Warner Cable LLC	4.125%	2/15/21	500	519
Time Warner Cable LLC	4.000%	9/1/21	850	881
Time Warner Cable LLC	6.550%	5/1/37	550	643
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,791
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,897
Time Warner Cable LLC	5.875%	11/15/40	700	765
Time Warner Cable LLC	5.500%	9/1/41	950	988
Time Warner Cable LLC	4.500%	9/15/42	800	757
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,240
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,244
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	994
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	883
Time Warner Inc.	2.100%	6/1/19	550	550
Time Warner Inc.	4.875%	3/15/20	1,240	1,318
Time Warner Inc.	4.700%	1/15/21	700	747
Time Warner Inc.	4.750%	3/29/21	600	644
Time Warner Inc.	4.000%	1/15/22	205	215
Time Warner Inc.	4.050%	12/15/23	75	79
Time Warner Inc.	3.550%	6/1/24	525	532

	Time Warner Inc.	3.600%	7/15/25	825	827
	Time Warner Inc.	3.875%	1/15/26	350	355
	Time Warner Inc.	3.800%	2/15/27	2,000	1,998
	Time Warner Inc.	7.625%	4/15/31	635	862
	Time Warner Inc.	7.700%	5/1/32	1,390	1,919
	Time Warner Inc.	6.200%	3/15/40	150	176
	Time Warner Inc.	6.100%	7/15/40	825	965
	Time Warner Inc.	6.250%	3/29/41	325	388
	Time Warner Inc.	5.375%	10/15/41	205	220
	Time Warner Inc.	4.900%	6/15/42	250	251
	Time Warner Inc.	5.350%	12/15/43	125	134
	Time Warner Inc.	4.650%	6/1/44	725	705
	Verizon Communications Inc.	2.625%	2/21/20	673	682
	Verizon Communications Inc.	4.500%	9/15/20	1,105	1,185
	Verizon Communications Inc.	3.450%	3/15/21	300	311
	Verizon Communications Inc.	4.600%	4/1/21	2,040	2,200
	Verizon Communications Inc.	1.750%	8/15/21	750	734
	Verizon Communications Inc.	3.000%	11/1/21	3,300	3,355
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,078
	Verizon Communications Inc.	2.946%	3/15/22	2,457	2,498
	Verizon Communications Inc.	3.125%	3/16/22	1,500	1,536
	Verizon Communications Inc.	2.450%	11/1/22	2,050	2,033
	Verizon Communications Inc.	5.150%	9/15/23	4,690	5,262
	Verizon Communications Inc.	4.150%	3/15/24	1,300	1,375
	Verizon Communications Inc.	3.500%	11/1/24	1,000	1,019
12	Verizon Communications Inc.	3.376%	2/15/25	3,193	3,209
	Verizon Communications Inc.	2.625%	8/15/26	2,025	1,898
	Verizon Communications Inc.	4.125%	3/16/27	3,000	3,129
	Verizon Communications Inc.	4.500%	8/10/33	2,500	2,557
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,211
	Verizon Communications Inc.	4.272%	1/15/36	2,199	2,153
	Verizon Communications Inc.	5.250%	3/16/37	3,750	4,112
	Verizon Communications Inc.	4.812%	3/15/39	300	310
	Verizon Communications Inc.	4.750%	11/1/41	700	703
	Verizon Communications Inc.	3.850%	11/1/42	1,250	1,100
	Verizon Communications Inc.	4.125%	8/15/46	2,980	2,707
	Verizon Communications Inc.	4.862%	8/21/46	3,467	3,533
	Verizon Communications Inc.	5.500%	3/16/47	1,125	1,249
	Verizon Communications Inc.	4.522%	9/15/48	2,716	2,629
	Verizon Communications Inc.	5.012%	4/15/49	4,166	4,293
	Verizon Communications Inc.	5.012%	8/21/54	4,363	4,365
	Verizon Communications Inc.	4.672%	3/15/55	4,302	4,100
	Viacom Inc.	5.625%	9/15/19	750	798
	Viacom Inc.	2.750%	12/15/19	353	354
	Viacom Inc.	3.875%	12/15/21	495	507
	Viacom Inc.	3.125%	6/15/22	75	74
	Viacom Inc.	4.250%	9/1/23	1,225	1,254
	Viacom Inc.	3.875%	4/1/24	625	625
	Viacom Inc.	4.850%	12/15/34	450	423
	Viacom Inc.	6.875%	4/30/36	940	1,043
	Viacom Inc.	4.375%	3/15/43	1,337	1,152
	Viacom Inc.	5.850%	9/1/43	1,075	1,094
	Viacom Inc.	5.250%	4/1/44	150	143
	Vodafone Group plc	5.450%	6/10/19	775	817
	Vodafone Group plc	2.500%	9/26/22	450	449
	Vodafone Group plc	2.950%	2/19/23	670	679
	Vodafone Group plc	7.875%	2/15/30	425	570

	Vodafone Group plc	6.250%	11/30/32	350	419
	Vodafone Group plc	6.150%	2/27/37	605	740
	Vodafone Group plc	4.375%	2/19/43	2,300	2,305
	Walt Disney Co.	1.650%	1/8/19	350	350
	Walt Disney Co.	1.850%	5/30/19	725	727
	Walt Disney Co.	1.950%	3/4/20	600	602
	Walt Disney Co.	1.800%	6/5/20	720	717
	Walt Disney Co.	2.150%	9/17/20	1,200	1,209
	Walt Disney Co.	2.300%	2/12/21	550	555
	Walt Disney Co.	2.550%	2/15/22	932	942
	Walt Disney Co.	2.450%	3/4/22	375	378
	Walt Disney Co.	2.350%	12/1/22	25	25
	Walt Disney Co.	3.150%	9/17/25	500	510
	Walt Disney Co.	3.000%	2/13/26	670	674
	Walt Disney Co.	1.850%	7/30/26	670	616
	Walt Disney Co.	2.950%	6/15/27	720	717
	Walt Disney Co.	7.000%	3/1/32	50	71
	Walt Disney Co.	4.375%	8/16/41	325	349
	Walt Disney Co.	4.125%	12/1/41	350	364
	Walt Disney Co.	3.700%	12/1/42	450	444
	Walt Disney Co.	4.125%	6/1/44	1,300	1,362
	WPP Finance 2010	4.750%	11/21/21	1,496	1,605
	WPP Finance 2010	3.750%	9/19/24	525	537
	WPP Finance 2010	5.125%	9/7/42	775	804

	Consumer Cyclical (0.8%)
	Advance Auto Parts Inc.	5.750%	5/1/20	100	108
	Advance Auto Parts Inc.	4.500%	1/15/22	175	185
	Advance Auto Parts Inc.	4.500%	12/1/23	400	417
	Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,335
	Alibaba Group Holding Ltd.	3.125%	11/28/21	300	306
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,657
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	659
	Amazon.com Inc.	2.600%	12/5/19	900	916
12	Amazon.com Inc.	1.900%	8/21/20	800	802
	Amazon.com Inc.	3.300%	12/5/21	2,575	2,683
	Amazon.com Inc.	2.500%	11/29/22	475	478
12	Amazon.com Inc.	2.400%	2/22/23	1,150	1,148
12	Amazon.com Inc.	2.800%	8/22/24	500	503
	Amazon.com Inc.	3.800%	12/5/24	400	426
12	Amazon.com Inc.	3.150%	8/22/27	2,500	2,516
	Amazon.com Inc.	4.800%	12/5/34	975	1,104
12	Amazon.com Inc.	3.875%	8/22/37	1,500	1,516
	Amazon.com Inc.	4.950%	12/5/44	1,175	1,350
12	Amazon.com Inc.	4.050%	8/22/47	2,700	2,747
12	Amazon.com Inc.	4.250%	8/22/57	2,425	2,487
	American Honda Finance Corp.	2.125%	10/10/18	450	452
	American Honda Finance Corp.	1.200%	7/12/19	800	792
	American Honda Finance Corp.	2.250%	8/15/19	800	806
	American Honda Finance Corp.	2.000%	2/14/20	200	200
	American Honda Finance Corp.	1.950%	7/20/20	600	599
	American Honda Finance Corp.	2.450%	9/24/20	725	735
	American Honda Finance Corp.	1.650%	7/12/21	500	490
	American Honda Finance Corp.	1.700%	9/9/21	850	834
	American Honda Finance Corp.	2.900%	2/16/24	500	505
	American Honda Finance Corp.	2.300%	9/9/26	250	236
	Automatic Data Processing Inc.	2.250%	9/15/20	650	656

Automatic Data Processing Inc.	3.375%	9/15/25	675	698
AutoNation Inc.	5.500%	2/1/20	180	192
AutoNation Inc.	3.350%	1/15/21	500	509
AutoNation Inc.	4.500%	10/1/25	500	526
AutoZone Inc.	3.700%	4/15/22	600	623
AutoZone Inc.	2.875%	1/15/23	200	200
AutoZone Inc.	3.125%	7/15/23	275	278
AutoZone Inc.	3.250%	4/15/25	260	256
AutoZone Inc.	3.125%	4/21/26	300	289
AutoZone Inc.	3.750%	6/1/27	700	702
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	100
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	162
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	464
Best Buy Co. Inc.	5.500%	3/15/21	125	136
Block Financial LLC	4.125%	10/1/20	313	324
Block Financial LLC	5.500%	11/1/22	300	327
Block Financial LLC	5.250%	10/1/25	350	378
BorgWarner Inc.	4.625%	9/15/20	50	53
BorgWarner Inc.	3.375%	3/15/25	250	251
BorgWarner Inc.	4.375%	3/15/45	500	501
Carnival Corp.	3.950%	10/15/20	450	472
Coach Inc.	3.000%	7/15/22	450	449
Coach Inc.	4.250%	4/1/25	450	462
Coach Inc.	4.125%	7/15/27	350	352
Costco Wholesale Corp.	1.700%	12/15/19	850	847
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.150%	5/18/21	450	451
Costco Wholesale Corp.	2.250%	2/15/22	300	300
Costco Wholesale Corp.	2.300%	5/18/22	900	900
Costco Wholesale Corp.	2.750%	5/18/24	900	901
Costco Wholesale Corp.	3.000%	5/18/27	900	901
Cummins Inc.	3.650%	10/1/23	350	368
Cummins Inc.	7.125%	3/1/28	150	195
Cummins Inc.	4.875%	10/1/43	400	456
CVS Health Corp.	2.250%	12/5/18	575	577
CVS Health Corp.	2.800%	7/20/20	500	509
CVS Health Corp.	2.125%	6/1/21	1,700	1,676
CVS Health Corp.	3.500%	7/20/22	4,975	5,177
CVS Health Corp.	2.750%	12/1/22	975	978
CVS Health Corp.	4.750%	12/1/22	250	273
CVS Health Corp.	3.375%	8/12/24	660	670
CVS Health Corp.	3.875%	7/20/25	2,457	2,561
CVS Health Corp.	2.875%	6/1/26	1,450	1,397
CVS Health Corp.	5.300%	12/5/43	500	580
CVS Health Corp.	5.125%	7/20/45	2,700	3,099
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,788
Darden Restaurants Inc.	3.850%	5/1/27	750	764
Delphi Automotive plc	3.150%	11/19/20	350	358
Delphi Automotive plc	4.250%	1/15/26	700	744
Delphi Automotive plc	4.400%	10/1/46	225	228
Delphi Corp.	4.150%	3/15/24	575	610
Dollar General Corp.	3.250%	4/15/23	800	815
Dollar General Corp.	4.150%	11/1/25	500	530
Dollar General Corp.	3.875%	4/15/27	150	156
DR Horton Inc.	3.750%	3/1/19	300	305
DR Horton Inc.	4.375%	9/15/22	250	266
DR Horton Inc.	4.750%	2/15/23	300	325

	DR Horton Inc.	5.750%	8/15/23	700	795
	eBay Inc.	2.200%	8/1/19	1,100	1,104
	eBay Inc.	2.150%	6/5/20	375	375
	eBay Inc.	3.250%	10/15/20	125	128
	eBay Inc.	2.875%	8/1/21	450	456
	eBay Inc.	3.800%	3/9/22	500	524
	eBay Inc.	2.600%	7/15/22	1,000	995
	eBay Inc.	2.750%	1/30/23	425	424
	eBay Inc.	3.450%	8/1/24	800	810
	eBay Inc.	3.600%	6/5/27	625	619
	eBay Inc.	4.000%	7/15/42	400	361
	Expedia Inc.	5.950%	8/15/20	1,750	1,912
	Expedia Inc.	4.500%	8/15/24	435	460
	Expedia Inc.	5.000%	2/15/26	200	217
12	Expedia Inc.	3.800%	2/15/28	600	594
	Ford Motor Co.	4.346%	12/8/26	1,100	1,143
	Ford Motor Co.	6.625%	10/1/28	575	686
	Ford Motor Co.	6.375%	2/1/29	275	322
	Ford Motor Co.	7.450%	7/16/31	2,425	3,138
	Ford Motor Co.	4.750%	1/15/43	950	926
	Ford Motor Co.	7.400%	11/1/46	300	394
	Ford Motor Co.	5.291%	12/8/46	1,000	1,040
	Ford Motor Credit Co. LLC	2.875%	10/1/18	390	394
	Ford Motor Credit Co. LLC	2.551%	10/5/18	625	629
	Ford Motor Credit Co. LLC	2.943%	1/8/19	900	910
	Ford Motor Credit Co. LLC	2.262%	3/28/19	900	902
	Ford Motor Credit Co. LLC	2.021%	5/3/19	950	949
	Ford Motor Credit Co. LLC	1.897%	8/12/19	400	398
	Ford Motor Credit Co. LLC	2.597%	11/4/19	750	755
	Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,511
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	872
	Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,428
	Ford Motor Credit Co. LLC	3.200%	1/15/21	850	864
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,529
	Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,527
	Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,879
	Ford Motor Credit Co. LLC	3.339%	3/28/22	850	862
	Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,698
	Ford Motor Credit Co. LLC	4.250%	9/20/22	775	815
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	894
	Ford Motor Credit Co. LLC	3.810%	1/9/24	700	712
	Ford Motor Credit Co. LLC	3.664%	9/8/24	500	500
	Ford Motor Credit Co. LLC	4.134%	8/4/25	900	921
	General Motors Co.	3.500%	10/2/18	425	432
	General Motors Co.	4.875%	10/2/23	980	1,057
	General Motors Co.	4.000%	4/1/25	325	329
	General Motors Co.	5.000%	4/1/35	680	689
	General Motors Co.	6.600%	4/1/36	100	119
	General Motors Co.	6.250%	10/2/43	1,060	1,203
	General Motors Co.	5.200%	4/1/45	1,495	1,500
	General Motors Co.	6.750%	4/1/46	665	797
	General Motors Co.	5.400%	4/1/48	1,000	1,034
	General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,164
	General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,007
	General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,050
	General Motors Financial Co. Inc.	2.350%	10/4/19	500	500
	General Motors Financial Co. Inc.	3.150%	1/15/20	555	565

General Motors Financial Co. Inc.	2.650%	4/13/20	950	957
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,635
General Motors Financial Co. Inc.	3.700%	11/24/20	975	1,007
General Motors Financial Co. Inc.	4.200%	3/1/21	625	654
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,626
General Motors Financial Co. Inc.	4.375%	9/25/21	375	397
General Motors Financial Co. Inc.	3.450%	1/14/22	900	919
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,697
General Motors Financial Co. Inc.	3.150%	6/30/22	300	301
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,016
General Motors Financial Co. Inc.	4.250%	5/15/23	525	548
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,221
General Motors Financial Co. Inc.	4.000%	1/15/25	650	660
General Motors Financial Co. Inc.	5.250%	3/1/26	575	624
General Motors Financial Co. Inc.	4.000%	10/6/26	600	600
General Motors Financial Co. Inc.	4.350%	1/17/27	725	740
Harley-Davidson Inc.	3.500%	7/28/25	400	409
Harley-Davidson Inc.	4.625%	7/28/45	800	833
Harman International Industries Inc.	4.150%	5/15/25	275	284
Home Depot Inc.	2.250%	9/10/18	725	729
Home Depot Inc.	2.000%	6/15/19	1,300	1,308
Home Depot Inc.	1.800%	6/5/20	1,000	999
Home Depot Inc.	2.000%	4/1/21	2,175	2,166
Home Depot Inc.	4.400%	4/1/21	600	642
Home Depot Inc.	2.625%	6/1/22	990	1,006
Home Depot Inc.	2.700%	4/1/23	600	607
Home Depot Inc.	3.750%	2/15/24	900	953
Home Depot Inc.	3.350%	9/15/25	500	515
Home Depot Inc.	3.000%	4/1/26	1,500	1,503
Home Depot Inc.	2.800%	9/14/27	75	74
Home Depot Inc.	5.875%	12/16/36	2,245	2,908
Home Depot Inc.	5.400%	9/15/40	400	493
Home Depot Inc.	5.950%	4/1/41	475	627
Home Depot Inc.	4.200%	4/1/43	1,350	1,442
Home Depot Inc.	4.875%	2/15/44	1,350	1,578
Home Depot Inc.	4.250%	4/1/46	720	775
Home Depot Inc.	3.900%	6/15/47	1,000	1,020
Home Depot Inc.	3.500%	9/15/56	1,100	1,010
Hyatt Hotels Corp.	3.375%	7/15/23	800	811
Hyatt Hotels Corp.	4.850%	3/15/26	100	109
JD.com Inc.	3.125%	4/29/21	200	199
JD.com Inc.	3.875%	4/29/26	400	400
Kohl's Corp.	4.000%	11/1/21	845	874
Kohl's Corp.	4.250%	7/17/25	625	634
Kohl's Corp.	5.550%	7/17/45	350	337
Lear Corp.	5.250%	1/15/25	700	750
Lear Corp.	3.800%	9/15/27	500	498
Lowe's Cos. Inc.	1.150%	4/15/19	100	99
Lowe's Cos. Inc.	4.625%	4/15/20	445	468
Lowe's Cos. Inc.	3.750%	4/15/21	205	215
Lowe's Cos. Inc.	3.800%	11/15/21	250	264
Lowe's Cos. Inc.	3.120%	4/15/22	450	465
Lowe's Cos. Inc.	3.875%	9/15/23	300	320
Lowe's Cos. Inc.	3.125%	9/15/24	300	306
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,002
Lowe's Cos. Inc.	2.500%	4/15/26	900	861
Lowe's Cos. Inc.	3.100%	5/3/27	2,200	2,188

Lowe's Cos. Inc.	4.650%	4/15/42	1,275	1,434
Lowe's Cos. Inc.	4.250%	9/15/44	225	235
Lowe's Cos. Inc.	4.375%	9/15/45	625	664
Lowe's Cos. Inc.	3.700%	4/15/46	850	824
Lowe's Cos. Inc.	4.050%	5/3/47	1,400	1,437
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	310
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	150
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	498
Macy's Retail Holdings Inc.	4.375%	9/1/23	950	950
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	349
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	508
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	682
Macy's Retail Holdings Inc.	6.375%	3/15/37	475	488
Magna International Inc.	3.625%	6/15/24	450	467
Magna International Inc.	4.150%	10/1/25	300	319
Marriott International Inc.	3.375%	10/15/20	850	872
Marriott International Inc.	2.875%	3/1/21	500	505
Marriott International Inc.	3.125%	10/15/21	350	356
Marriott International Inc.	2.300%	1/15/22	400	394
Marriott International Inc.	3.750%	3/15/25	525	541
Marriott International Inc.	3.750%	10/1/25	200	205
Marriott International Inc.	3.125%	6/15/26	595	587
Mastercard Inc.	2.000%	4/1/19	250	251
Mastercard Inc.	2.000%	11/21/21	350	348
Mastercard Inc.	3.375%	4/1/24	625	651
Mastercard Inc.	2.950%	11/21/26	510	510
Mastercard Inc.	3.800%	11/21/46	350	357
McDonald's Corp.	2.100%	12/7/18	200	201
McDonald's Corp.	1.875%	5/29/19	250	250
McDonald's Corp.	2.750%	12/9/20	725	738
McDonald's Corp.	2.625%	1/15/22	4,092	4,120
McDonald's Corp.	3.375%	5/26/25	1,780	1,826
McDonald's Corp.	3.700%	1/30/26	1,125	1,172
McDonald's Corp.	3.500%	3/1/27	200	205
McDonald's Corp.	4.700%	12/9/35	575	635
McDonald's Corp.	6.300%	3/1/38	100	130
McDonald's Corp.	5.700%	2/1/39	375	453
McDonald's Corp.	3.700%	2/15/42	1,225	1,152
McDonald's Corp.	3.625%	5/1/43	275	258
McDonald's Corp.	4.600%	5/26/45	1,125	1,210
McDonald's Corp.	4.875%	12/9/45	1,225	1,376
NIKE Inc.	2.250%	5/1/23	50	50
NIKE Inc.	2.375%	11/1/26	2,000	1,890
NIKE Inc.	3.625%	5/1/43	125	122
NIKE Inc.	3.875%	11/1/45	925	934
NIKE Inc.	3.375%	11/1/46	250	231
Nordstrom Inc.	4.750%	5/1/20	400	415
Nordstrom Inc.	4.000%	10/15/21	585	598
Nordstrom Inc.	4.000%	3/15/27	400	397
Nordstrom Inc.	6.950%	3/15/28	200	221
Nordstrom Inc.	5.000%	1/15/44	672	659
NVR Inc.	3.950%	9/15/22	450	472
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	400	429
O'Reilly Automotive Inc.	3.800%	9/1/22	255	266
O'Reilly Automotive Inc.	3.850%	6/15/23	300	313
O'Reilly Automotive Inc.	3.550%	3/15/26	200	199

O'Reilly Automotive Inc.	3.600%	9/1/27	700	696
PACCAR Financial Corp.	1.300%	5/10/19	650	646
PACCAR Financial Corp.	2.200%	9/15/19	150	151
PACCAR Financial Corp.	2.500%	8/14/20	225	228
PACCAR Financial Corp.	2.250%	2/25/21	200	201
PACCAR Financial Corp.	2.300%	8/10/22	250	249
Priceline Group Inc.	2.750%	3/15/23	400	398
Priceline Group Inc.	3.650%	3/15/25	100	103
Priceline Group Inc.	3.600%	6/1/26	1,300	1,321
Priceline Group Inc.	3.550%	3/15/28	450	451
QVC Inc.	3.125%	4/1/19	625	632
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.375%	3/15/23	75	78
QVC Inc.	4.850%	4/1/24	725	755
QVC Inc.	4.450%	2/15/25	300	305
QVC Inc.	5.950%	3/15/43	325	320
Ralph Lauren Corp.	2.625%	8/18/20	225	228
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	527
Starbucks Corp.	2.100%	2/4/21	350	350
Starbucks Corp.	2.700%	6/15/22	725	736
Starbucks Corp.	3.850%	10/1/23	800	859
Starbucks Corp.	2.450%	6/15/26	400	384
Starbucks Corp.	4.300%	6/15/45	175	190
Target Corp.	2.300%	6/26/19	1,550	1,565
Target Corp.	3.875%	7/15/20	145	153
Target Corp.	2.900%	1/15/22	900	919
Target Corp.	3.500%	7/1/24	1,325	1,380
Target Corp.	2.500%	4/15/26	50	48
Target Corp.	6.350%	11/1/32	363	466
Target Corp.	6.500%	10/15/37	450	605
Target Corp.	7.000%	1/15/38	300	417
Target Corp.	4.000%	7/1/42	1,150	1,161
Target Corp.	3.625%	4/15/46	800	751
TJX Cos. Inc.	2.750%	6/15/21	400	407
TJX Cos. Inc.	2.500%	5/15/23	700	697
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,300
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,130
Toyota Motor Credit Corp.	1.700%	1/9/19	800	800
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,004
Toyota Motor Credit Corp.	1.700%	2/19/19	975	974
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,493
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,005
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,255
Toyota Motor Credit Corp.	1.950%	4/17/20	550	550
Toyota Motor Credit Corp.	4.250%	1/11/21	300	319
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	990
Toyota Motor Credit Corp.	2.750%	5/17/21	500	509
Toyota Motor Credit Corp.	3.400%	9/15/21	305	317
Toyota Motor Credit Corp.	2.600%	1/11/22	700	707
Toyota Motor Credit Corp.	3.300%	1/12/22	950	987
Toyota Motor Credit Corp.	2.800%	7/13/22	700	712
Toyota Motor Credit Corp.	2.150%	9/8/22	650	643
Toyota Motor Credit Corp.	2.625%	1/10/23	550	553
Toyota Motor Credit Corp.	2.250%	10/18/23	400	392
Toyota Motor Credit Corp.	2.900%	4/17/24	400	405
Toyota Motor Credit Corp.	3.200%	1/11/27	750	762
VF Corp.	3.500%	9/1/21	405	422

VF Corp.	6.450%	11/1/37	300	395
Visa Inc.	2.200%	12/14/20	2,200	2,220
Visa Inc.	2.150%	9/15/22	500	498
Visa Inc.	2.800%	12/14/22	1,500	1,533
Visa Inc.	3.150%	12/14/25	3,225	3,293
Visa Inc.	2.750%	9/15/27	875	856
Visa Inc.	4.150%	12/14/35	1,150	1,260
Visa Inc.	4.300%	12/14/45	2,750	3,043
Visa Inc.	3.650%	9/15/47	700	696
Wal-Mart Stores Inc.	1.950%	12/15/18	750	754
Wal-Mart Stores Inc.	3.625%	7/8/20	550	576
Wal-Mart Stores Inc.	3.250%	10/25/20	1,635	1,699
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,304
Wal-Mart Stores Inc.	2.550%	4/11/23	575	581
Wal-Mart Stores Inc.	3.300%	4/22/24	225	235
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,970
Wal-Mart Stores Inc.	7.550%	2/15/30	800	1,157
Wal-Mart Stores Inc.	5.250%	9/1/35	1,930	2,362
Wal-Mart Stores Inc.	6.200%	4/15/38	1,550	2,101
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,512
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	2,083
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,183
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,900
Wal-Mart Stores Inc.	4.300%	4/22/44	950	1,055
Walgreen Co.	5.250%	1/15/19	231	240
Walgreen Co.	3.100%	9/15/22	800	812
Walgreen Co.	4.400%	9/15/42	300	302
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	608
Walgreens Boots Alliance Inc.	3.300%	11/18/21	2,000	2,066
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,060
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,325	1,315
Walgreens Boots Alliance Inc.	4.500%	11/18/34	600	623
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,130	1,199
Walgreens Boots Alliance Inc.	4.650%	6/1/46	825	858
Western Union Co.	3.600%	3/15/22	1,100	1,117
Western Union Co.	6.200%	11/17/36	425	457
Western Union Co.	6.200%	6/21/40	110	117
Wyndham Worldwide Corp.	4.250%	3/1/22	500	506
Wyndham Worldwide Corp.	3.900%	3/1/23	175	175
Wyndham Worldwide Corp.	5.100%	10/1/25	250	262
Wyndham Worldwide Corp.	4.500%	4/1/27	300	304

Consumer Noncyclical (1.8%)
Abbott Laboratories	5.125%	4/1/19	646	676
Abbott Laboratories	2.350%	11/22/19	2,500	2,520
Abbott Laboratories	2.000%	3/15/20	750	748
Abbott Laboratories	2.800%	9/15/20	355	361
Abbott Laboratories	2.900%	11/30/21	2,500	2,545
Abbott Laboratories	2.550%	3/15/22	3,175	3,176
Abbott Laboratories	3.250%	4/15/23	700	714
Abbott Laboratories	3.400%	11/30/23	1,650	1,699
Abbott Laboratories	2.950%	3/15/25	100	99
Abbott Laboratories	3.750%	11/30/26	2,200	2,258
Abbott Laboratories	4.750%	11/30/36	1,275	1,400
Abbott Laboratories	6.150%	11/30/37	425	528
Abbott Laboratories	6.000%	4/1/39	200	246
Abbott Laboratories	5.300%	5/27/40	310	353

Abbott Laboratories	4.750%	4/15/43	550	597
Abbott Laboratories	4.900%	11/30/46	3,000	3,346
AbbVie Inc.	2.000%	11/6/18	1,675	1,679
AbbVie Inc.	2.500%	5/14/20	2,375	2,403
AbbVie Inc.	2.300%	5/14/21	625	624
AbbVie Inc.	2.900%	11/6/22	2,450	2,484
AbbVie Inc.	3.200%	11/6/22	1,075	1,102
AbbVie Inc.	2.850%	5/14/23	775	779
AbbVie Inc.	3.600%	5/14/25	2,420	2,504
AbbVie Inc.	3.200%	5/14/26	1,500	1,500
AbbVie Inc.	4.500%	5/14/35	1,495	1,605
AbbVie Inc.	4.300%	5/14/36	750	784
AbbVie Inc.	4.400%	11/6/42	1,764	1,847
AbbVie Inc.	4.700%	5/14/45	3,182	3,463
AbbVie Inc.	4.450%	5/14/46	1,250	1,315
Actavis Inc.	3.250%	10/1/22	1,400	1,436
Agilent Technologies Inc.	5.000%	7/15/20	200	214
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,012
Agilent Technologies Inc.	3.875%	7/15/23	400	413
Agilent Technologies Inc.	3.050%	9/22/26	450	429
Allergan Funding SCS	2.450%	6/15/19	325	327
Allergan Funding SCS	3.000%	3/12/20	2,437	2,482
Allergan Funding SCS	3.450%	3/15/22	1,957	2,027
Allergan Funding SCS	3.850%	6/15/24	750	781
Allergan Funding SCS	3.800%	3/15/25	3,757	3,887
Allergan Funding SCS	4.550%	3/15/35	1,925	2,055
Allergan Funding SCS	4.850%	6/15/44	1,845	2,019
Allergan Funding SCS	4.750%	3/15/45	935	1,015
Allergan Inc.	2.800%	3/15/23	225	225
Altria Group Inc.	9.250%	8/6/19	613	694
Altria Group Inc.	2.625%	1/14/20	950	964
Altria Group Inc.	4.750%	5/5/21	950	1,032
Altria Group Inc.	2.850%	8/9/22	2,300	2,343
Altria Group Inc.	2.950%	5/2/23	200	203
Altria Group Inc.	4.000%	1/31/24	1,300	1,382
Altria Group Inc.	2.625%	9/16/26	350	336
Altria Group Inc.	4.250%	8/9/42	635	649
Altria Group Inc.	4.500%	5/2/43	650	696
Altria Group Inc.	5.375%	1/31/44	1,325	1,595
Altria Group Inc.	3.875%	9/16/46	1,225	1,191
AmerisourceBergen Corp.	3.500%	11/15/21	850	881
AmerisourceBergen Corp.	3.400%	5/15/24	300	308
AmerisourceBergen Corp.	3.250%	3/1/25	325	328
AmerisourceBergen Corp.	4.250%	3/1/45	400	403
Amgen Inc.	5.700%	2/1/19	780	819
Amgen Inc.	1.900%	5/10/19	1,250	1,252
Amgen Inc.	2.200%	5/22/19	1,600	1,608
Amgen Inc.	2.125%	5/1/20	495	495
Amgen Inc.	2.200%	5/11/20	825	827
Amgen Inc.	3.450%	10/1/20	275	285
Amgen Inc.	4.100%	6/15/21	1,360	1,440
Amgen Inc.	1.850%	8/19/21	500	491
Amgen Inc.	3.875%	11/15/21	1,465	1,547
Amgen Inc.	2.700%	5/1/22	225	226
Amgen Inc.	2.650%	5/11/22	725	731
Amgen Inc.	3.625%	5/15/22	625	651
Amgen Inc.	2.250%	8/19/23	800	779

	Amgen Inc.	3.625%	5/22/24	1,000	1,043
	Amgen Inc.	2.600%	8/19/26	900	863
	Amgen Inc.	4.950%	10/1/41	100	112
	Amgen Inc.	4.400%	5/1/45	2,100	2,229
	Amgen Inc.	4.563%	6/15/48	2,021	2,191
	Amgen Inc.	4.663%	6/15/51	4,514	4,950
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	225	235
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,500	3,508
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,811
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,885	5,980
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	503
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,520	4,684
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	420
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,775	9,079
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,770	5,253
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	994
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	517
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,840	10,068
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,243
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	798
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	1,972
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,433
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,678
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,865
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,164
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,867
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,679
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,662	1,776
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	678
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	958
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	343
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	383
	Archer-Daniels-Midland Co.	4.016%	4/16/43	400	411
	Archer-Daniels-Midland Co.	3.750%	9/15/47	400	394
	Ascension Health	3.945%	11/15/46	650	664
7	Ascension Health	4.847%	11/15/53	250	287
	AstraZeneca plc	1.750%	11/16/18	700	700
	AstraZeneca plc	1.950%	9/18/19	625	624
	AstraZeneca plc	2.375%	11/16/20	1,400	1,406
	AstraZeneca plc	2.375%	6/12/22	900	890
	AstraZeneca plc	3.375%	11/16/25	1,625	1,648
	AstraZeneca plc	3.125%	6/12/27	775	762
	AstraZeneca plc	6.450%	9/15/37	1,705	2,267
	AstraZeneca plc	4.000%	9/18/42	150	151
	AstraZeneca plc	4.375%	11/16/45	1,175	1,243
12	BAT Capital Corp.	2.297%	8/14/20	1,725	1,723
12	BAT Capital Corp.	2.764%	8/15/22	1,725	1,727
12	BAT Capital Corp.	3.222%	8/15/24	1,925	1,925
12	BAT Capital Corp.	3.557%	8/15/27	2,500	2,511
12	BAT Capital Corp.	4.390%	8/15/37	1,925	1,968
12	BAT Capital Corp.	4.540%	8/15/47	1,500	1,537
	Baxalta Inc.	2.875%	6/23/20	675	686
	Baxalta Inc.	3.600%	6/23/22	325	336
	Baxalta Inc.	4.000%	6/23/25	1,150	1,206
	Baxalta Inc.	5.250%	6/23/45	765	882
	Baxter International Inc.	1.700%	8/15/21	400	389
	Baxter International Inc.	2.600%	8/15/26	400	381

Baxter International Inc.	3.500%	8/15/46	375	337
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	325	340
Beam Suntory Inc.	3.250%	5/15/22	25	26
Beam Suntory Inc.	3.250%	6/15/23	50	50
Becton Dickinson & Co.	2.133%	6/6/19	600	602
Becton Dickinson & Co.	2.675%	12/15/19	676	684
Becton Dickinson & Co.	2.404%	6/5/20	800	802
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,533
Becton Dickinson & Co.	3.125%	11/8/21	440	448
Becton Dickinson & Co.	2.894%	6/6/22	1,375	1,379
Becton Dickinson & Co.	3.300%	3/1/23	225	227
Becton Dickinson & Co.	3.363%	6/6/24	1,000	1,006
Becton Dickinson & Co.	3.734%	12/15/24	1,061	1,087
Becton Dickinson & Co.	3.700%	6/6/27	2,025	2,047
Becton Dickinson & Co.	5.000%	11/12/40	50	54
Becton Dickinson & Co.	4.875%	5/15/44	175	185
Becton Dickinson & Co.	4.685%	12/15/44	1,175	1,228
Becton Dickinson & Co.	4.669%	6/6/47	750	782
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	348
Biogen Inc.	2.900%	9/15/20	1,460	1,496
Biogen Inc.	3.625%	9/15/22	1,125	1,182
Biogen Inc.	4.050%	9/15/25	1,225	1,306
Biogen Inc.	5.200%	9/15/45	1,745	2,005
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	210
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,613
Boston Scientific Corp.	6.000%	1/15/20	575	623
Boston Scientific Corp.	3.375%	5/15/22	200	205
Boston Scientific Corp.	4.125%	10/1/23	125	133
Boston Scientific Corp.	3.850%	5/15/25	300	312
Boston Scientific Corp.	7.000%	11/15/35	325	413
Boston Scientific Corp.	7.375%	1/15/40	225	301
Bristol-Myers Squibb Co.	1.600%	2/27/19	500	500
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	175
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,182
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	130
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	426
Bristol-Myers Squibb Co.	4.500%	3/1/44	205	226
Brown-Forman Corp.	4.500%	7/15/45	325	349
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	852
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	249
Bunge Ltd. Finance Corp.	3.250%	8/15/26	300	289
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	499
Campbell Soup Co.	3.300%	3/19/25	700	707
Campbell Soup Co.	3.800%	8/2/42	200	189
Cardinal Health Inc.	1.948%	6/14/19	600	600
Cardinal Health Inc.	4.625%	12/15/20	590	631
Cardinal Health Inc.	2.616%	6/15/22	600	598
Cardinal Health Inc.	3.200%	3/15/23	325	330
Cardinal Health Inc.	3.079%	6/15/24	400	403
Cardinal Health Inc.	3.750%	9/15/25	225	233
Cardinal Health Inc.	3.410%	6/15/27	885	887
Cardinal Health Inc.	4.600%	3/15/43	175	183
Cardinal Health Inc.	4.500%	11/15/44	225	234
Cardinal Health Inc.	4.900%	9/15/45	450	496
Cardinal Health Inc.	4.368%	6/15/47	450	460
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	195

7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	610
Celgene Corp.	2.250%	5/15/19	450	451
Celgene Corp.	2.875%	8/15/20	1,150	1,174
Celgene Corp.	3.950%	10/15/20	800	843
Celgene Corp.	3.250%	8/15/22	500	516
Celgene Corp.	3.550%	8/15/22	625	653
Celgene Corp.	4.000%	8/15/23	450	481
Celgene Corp.	3.625%	5/15/24	650	676
Celgene Corp.	3.875%	8/15/25	1,575	1,661
Celgene Corp.	5.700%	10/15/40	75	88
Celgene Corp.	5.250%	8/15/43	850	986
Celgene Corp.	4.625%	5/15/44	650	698
Celgene Corp.	5.000%	8/15/45	1,325	1,508
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	150	158
Church & Dwight Co. Inc.	2.450%	12/15/19	400	403
Church & Dwight Co. Inc.	2.450%	8/1/22	100	100
Church & Dwight Co. Inc.	3.150%	8/1/27	325	322
Church & Dwight Co. Inc.	3.950%	8/1/47	325	321
City of Hope	5.623%	11/15/43	250	314
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	353
Clorox Co.	3.800%	11/15/21	2,375	2,497
Clorox Co.	3.500%	12/15/24	600	619
Clorox Co.	3.100%	10/1/27	150	149
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	357
Coca-Cola Co.	1.650%	11/1/18	425	425
Coca-Cola Co.	1.375%	5/30/19	400	398
Coca-Cola Co.	1.875%	10/27/20	750	749
Coca-Cola Co.	2.450%	11/1/20	800	813
Coca-Cola Co.	3.150%	11/15/20	1,052	1,094
Coca-Cola Co.	1.550%	9/1/21	800	784
Coca-Cola Co.	3.300%	9/1/21	1,210	1,268
Coca-Cola Co.	2.200%	5/25/22	400	401
Coca-Cola Co.	3.200%	11/1/23	1,650	1,716
Coca-Cola Co.	2.875%	10/27/25	1,225	1,233
Coca-Cola Co.	2.550%	6/1/26	325	318
Coca-Cola Co.	2.250%	9/1/26	1,000	951
Coca-Cola Co.	2.900%	5/25/27	400	399
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	622
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	213
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	395
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,264
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	753
Colgate-Palmolive Co.	1.750%	3/15/19	1,000	1,001
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,544
Colgate-Palmolive Co.	1.950%	2/1/23	500	491
Colgate-Palmolive Co.	2.100%	5/1/23	275	270
Colgate-Palmolive Co.	3.250%	3/15/24	375	388
Colgate-Palmolive Co.	4.000%	8/15/45	450	465
Colgate-Palmolive Co.	3.700%	8/1/47	350	346
Conagra Brands Inc.	3.250%	9/15/22	750	767
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,150
Conagra Brands Inc.	7.000%	10/1/28	100	125
Constellation Brands Inc.	3.875%	11/15/19	650	674
Constellation Brands Inc.	3.750%	5/1/21	350	365
Constellation Brands Inc.	6.000%	5/1/22	425	486
Constellation Brands Inc.	2.700%	5/9/22	250	251

	Constellation Brands Inc.	4.250%	5/1/23	1,000	1,073
	Constellation Brands Inc.	4.750%	11/15/24	375	411
	Constellation Brands Inc.	4.750%	12/1/25	500	549
	Constellation Brands Inc.	3.700%	12/6/26	550	564
	Constellation Brands Inc.	3.500%	5/9/27	450	456
	Constellation Brands Inc.	4.500%	5/9/47	375	393
	Covidien International Finance SA	4.200%	6/15/20	400	423
	Covidien International Finance SA	3.200%	6/15/22	1,500	1,548
	CR Bard Inc.	4.400%	1/15/21	90	94
	CR Bard Inc.	3.000%	5/15/26	325	319
	Danaher Corp.	2.400%	9/15/20	400	404
	Danaher Corp.	3.350%	9/15/25	500	518
	Danaher Corp.	4.375%	9/15/45	375	404
	Delhaize America LLC	9.000%	4/15/31	475	700
	Diageo Capital plc	4.828%	7/15/20	500	537
	Diageo Capital plc	2.625%	4/29/23	2,000	2,021
	Diageo Capital plc	5.875%	9/30/36	250	320
	Diageo Investment Corp.	2.875%	5/11/22	875	899
	Diageo Investment Corp.	4.250%	5/11/42	650	688
	Dignity Health California GO	2.637%	11/1/19	200	202
	Dignity Health California GO	3.125%	11/1/22	150	151
	Dignity Health California GO	3.812%	11/1/24	100	103
	Dignity Health California GO	4.500%	11/1/42	550	521
	Dignity Health California GO	5.267%	11/1/64	225	234
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	497
	Dr Pepper Snapple Group Inc.	3.130%	12/15/23	350	357
	Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	253
	Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	259
	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	400	401
12	Dr Pepper Snapple Group Inc.	3.430%	6/15/27	75	75
	Dr Pepper Snapple Group Inc.	7.450%	5/1/38	41	58
12	Dr Pepper Snapple Group Inc.	4.500%	11/15/45	425	450
	Dr Pepper Snapple Group Inc.	4.420%	12/15/46	275	288
	Duke University Health System Inc.	3.920%	6/1/47	450	460
	Edwards Lifesciences Corp.	2.875%	10/15/18	375	378
	Eli Lilly & Co.	1.950%	3/15/19	750	753
	Eli Lilly & Co.	2.350%	5/15/22	200	201
	Eli Lilly & Co.	2.750%	6/1/25	525	524
	Eli Lilly & Co.	3.100%	5/15/27	575	579
	Eli Lilly & Co.	3.700%	3/1/45	1,200	1,204
	Eli Lilly & Co.	3.950%	5/15/47	625	653
	Estee Lauder Cos. Inc.	1.800%	2/7/20	700	699
	Estee Lauder Cos. Inc.	1.700%	5/10/21	400	394
	Estee Lauder Cos. Inc.	3.150%	3/15/27	400	406
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	190
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	404
	Estee Lauder Cos. Inc.	4.150%	3/15/47	375	394
	Express Scripts Holding Co.	3.300%	2/25/21	175	180
	Express Scripts Holding Co.	4.750%	11/15/21	850	923
	Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,284
	Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,375
	Express Scripts Holding Co.	4.500%	2/25/26	1,155	1,235
	Express Scripts Holding Co.	3.400%	3/1/27	1,100	1,083
	Express Scripts Holding Co.	6.125%	11/15/41	134	162
	Express Scripts Holding Co.	4.800%	7/15/46	2,275	2,404
	Flowers Foods Inc.	4.375%	4/1/22	350	376
	Flowers Foods Inc.	3.500%	10/1/26	250	245

Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	333
Genentech Inc.	5.250%	7/15/35	200	237
General Mills Inc.	5.650%	2/15/19	1,650	1,734
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	775	794
General Mills Inc.	3.650%	2/15/24	325	337
General Mills Inc.	3.200%	2/10/27	375	372
General Mills Inc.	5.400%	6/15/40	345	402
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,406
Gilead Sciences Inc.	2.350%	2/1/20	600	606
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,145
Gilead Sciences Inc.	4.500%	4/1/21	775	832
Gilead Sciences Inc.	4.400%	12/1/21	4,502	4,863
Gilead Sciences Inc.	3.250%	9/1/22	625	647
Gilead Sciences Inc.	2.500%	9/1/23	500	497
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,579
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,190
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,387
Gilead Sciences Inc.	4.600%	9/1/35	500	550
Gilead Sciences Inc.	5.650%	12/1/41	600	745
Gilead Sciences Inc.	4.800%	4/1/44	1,900	2,137
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,104
Gilead Sciences Inc.	4.750%	3/1/46	1,700	1,903
Gilead Sciences Inc.	4.150%	3/1/47	1,375	1,411
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	76
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	358
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,620
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	323
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	204
Hackensack Meridian Health	4.500%	7/1/57	225	244
Hasbro Inc.	3.150%	5/15/21	200	204
Hasbro Inc.	6.350%	3/15/40	400	487
Hasbro Inc.	5.100%	5/15/44	300	319
Hershey Co.	4.125%	12/1/20	215	228
Hershey Co.	2.625%	5/1/23	250	252
Hershey Co.	3.200%	8/21/25	170	173
Hershey Co.	2.300%	8/15/26	325	306
Hillshire Brands Co.	4.100%	9/15/20	175	182
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	3.200%	10/1/26	400	393
JM Smucker Co.	2.500%	3/15/20	325	328
JM Smucker Co.	3.500%	10/15/21	735	762
JM Smucker Co.	3.000%	3/15/22	250	255
JM Smucker Co.	3.500%	3/15/25	700	716
JM Smucker Co.	4.250%	3/15/35	400	418
JM Smucker Co.	4.375%	3/15/45	650	680
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	349
Johnson & Johnson	1.650%	12/5/18	575	576
Johnson & Johnson	1.125%	3/1/19	500	498
Johnson & Johnson	1.875%	12/5/19	300	301
Johnson & Johnson	2.950%	9/1/20	400	413
Johnson & Johnson	1.650%	3/1/21	750	743
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	2.250%	3/3/22	3,325	3,348
Johnson & Johnson	2.050%	3/1/23	350	346
Johnson & Johnson	6.730%	11/15/23	245	303
Johnson & Johnson	3.375%	12/5/23	650	690

Johnson & Johnson	2.450%	3/1/26	1,225	1,203
Johnson & Johnson	2.950%	3/3/27	1,050	1,063
Johnson & Johnson	6.950%	9/1/29	975	1,333
Johnson & Johnson	4.950%	5/15/33	550	661
Johnson & Johnson	4.375%	12/5/33	700	792
Johnson & Johnson	3.550%	3/1/36	350	360
Johnson & Johnson	3.625%	3/3/37	1,250	1,292
Johnson & Johnson	5.950%	8/15/37	645	863
Johnson & Johnson	5.850%	7/15/38	325	434
Johnson & Johnson	4.500%	9/1/40	419	479
Johnson & Johnson	4.500%	12/5/43	375	432
Johnson & Johnson	3.700%	3/1/46	1,400	1,443
Johnson & Johnson	3.750%	3/3/47	800	837
Kaiser Foundation Hospitals	3.500%	4/1/22	100	104
Kaiser Foundation Hospitals	3.150%	5/1/27	450	453
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,083
Kaiser Foundation Hospitals	4.150%	5/1/47	625	664
Kellogg Co.	4.150%	11/15/19	250	261
Kellogg Co.	4.000%	12/15/20	570	600
Kellogg Co.	2.650%	12/1/23	250	247
Kellogg Co.	3.250%	4/1/26	950	949
Kellogg Co.	7.450%	4/1/31	200	270
Kellogg Co.	4.500%	4/1/46	750	777
Kimberly-Clark Corp.	1.400%	2/15/19	400	398
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,101
Kimberly-Clark Corp.	3.625%	8/1/20	250	260
Kimberly-Clark Corp.	3.875%	3/1/21	560	588
Kimberly-Clark Corp.	2.400%	6/1/23	150	149
Kimberly-Clark Corp.	3.050%	8/15/25	100	101
Kimberly-Clark Corp.	2.750%	2/15/26	250	247
Kimberly-Clark Corp.	5.300%	3/1/41	825	1,004
Kimberly-Clark Corp.	3.700%	6/1/43	175	169
Kimberly-Clark Corp.	3.200%	7/30/46	400	360
Koninklijke Philips NV	3.750%	3/15/22	825	870
Koninklijke Philips NV	5.000%	3/15/42	335	371
Kraft Foods Group Inc.	5.375%	2/10/20	78	84
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,064
Kraft Foods Group Inc.	6.500%	2/9/40	600	745
Kraft Foods Group Inc.	5.000%	6/4/42	1,780	1,890
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,541
Kraft Heinz Foods Co.	3.500%	7/15/22	250	259
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,085
Kraft Heinz Foods Co.	3.000%	6/1/26	1,250	1,197
Kraft Heinz Foods Co.	5.000%	7/15/35	650	708
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,394
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,528
Kroger Co.	4.450%	2/1/47	1,450	1,367
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	253
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	383
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	235
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	501
Laboratory Corp. of America Holdings	3.600%	2/1/25	775	789
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	452
Laboratory Corp. of America Holdings	4.700%	2/1/45	600	623
Life Technologies Corp.	6.000%	3/1/20	485	527
Life Technologies Corp.	5.000%	1/15/21	375	401
Mattel Inc.	2.350%	5/6/19	500	501

	Mattel Inc.	2.350%	8/15/21	225	218
	Mattel Inc.	3.150%	3/15/23	75	74
	Mattel Inc.	5.450%	11/1/41	380	380
7	Mayo Clinic	3.774%	11/15/43	625	626
7	Mayo Clinic	4.000%	11/15/47	150	155
7	Mayo Clinic	4.128%	11/15/52	125	133
	McCormick & Co. Inc.	3.900%	7/15/21	100	105
	McCormick & Co. Inc.	3.400%	8/15/27	575	576
	McKesson Corp.	7.500%	2/15/19	740	793
	McKesson Corp.	2.284%	3/15/19	700	702
	McKesson Corp.	4.750%	3/1/21	485	519
	McKesson Corp.	2.700%	12/15/22	250	250
	McKesson Corp.	3.796%	3/15/24	100	105
	McKesson Corp.	6.000%	3/1/41	1,025	1,270
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	662
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	513
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	510
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	485
	Mead Johnson Nutrition Co.	4.600%	6/1/44	325	357
	Medco Health Solutions Inc.	4.125%	9/15/20	410	431
	Medtronic Inc.	2.500%	3/15/20	1,831	1,859
	Medtronic Inc.	4.125%	3/15/21	410	434
	Medtronic Inc.	3.125%	3/15/22	2,475	2,548
	Medtronic Inc.	3.150%	3/15/22	1,725	1,784
	Medtronic Inc.	3.625%	3/15/24	1,650	1,735
	Medtronic Inc.	3.500%	3/15/25	3,100	3,227
	Medtronic Inc.	4.375%	3/15/35	1,592	1,747
	Medtronic Inc.	5.550%	3/15/40	275	340
	Medtronic Inc.	4.500%	3/15/42	1,413	1,560
	Medtronic Inc.	4.625%	3/15/44	293	329
	Medtronic Inc.	4.625%	3/15/45	3,975	4,502
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	100	119
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	450	462
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.200%	7/1/55	150	156
	Merck & Co. Inc.	1.850%	2/10/20	1,000	999
	Merck & Co. Inc.	3.875%	1/15/21	625	659
	Merck & Co. Inc.	2.350%	2/10/22	100	101
	Merck & Co. Inc.	2.400%	9/15/22	600	603
	Merck & Co. Inc.	2.800%	5/18/23	3,825	3,914
	Merck & Co. Inc.	2.750%	2/10/25	1,750	1,754
	Merck & Co. Inc.	6.550%	9/15/37	260	362
	Merck & Co. Inc.	3.600%	9/15/42	375	370
	Merck & Co. Inc.	4.150%	5/18/43	805	873
	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,834
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	190
12	Molson Coors Brewing Co.	1.900%	3/15/19	525	524
	Molson Coors Brewing Co.	1.450%	7/15/19	275	272
12	Molson Coors Brewing Co.	2.250%	3/15/20	525	525
	Molson Coors Brewing Co.	2.100%	7/15/21	775	764
	Molson Coors Brewing Co.	3.500%	5/1/22	75	77
	Molson Coors Brewing Co.	3.000%	7/15/26	1,400	1,358
	Molson Coors Brewing Co.	5.000%	5/1/42	275	306
	Molson Coors Brewing Co.	4.200%	7/15/46	1,985	1,975
	Mondelez International Inc.	6.500%	2/9/40	580	746

Mylan Inc.	2.550%	3/28/19	511	513
Mylan Inc.	4.200%	11/29/23	925	958
Mylan Inc.	5.400%	11/29/43	500	545
Mylan NV	2.500%	6/7/19	450	452
Mylan NV	3.150%	6/15/21	975	992
Mylan NV	3.950%	6/15/26	1,500	1,522
Mylan NV	5.250%	6/15/46	725	787
New York & Presbyterian Hospital	4.024%	8/1/45	480	496
New York & Presbyterian Hospital	4.063%	8/1/56	325	328
Newell Brands Inc.	2.150%	10/15/18	200	201
Newell Brands Inc.	2.875%	12/1/19	225	228
Newell Brands Inc.	3.150%	4/1/21	735	750
Newell Brands Inc.	3.850%	4/1/23	1,135	1,194
Newell Brands Inc.	4.000%	12/1/24	400	418
Newell Brands Inc.	3.900%	11/1/25	350	360
Newell Brands Inc.	4.200%	4/1/26	1,500	1,577
Newell Brands Inc.	5.375%	4/1/36	925	1,078
Newell Brands Inc.	5.500%	4/1/46	1,700	2,008
Northwell Healthcare Inc.	3.979%	11/1/46	600	571
Northwell Healthcare Inc.	4.260%	11/1/47	850	857
Novartis Capital Corp.	1.800%	2/14/20	1,500	1,495
Novartis Capital Corp.	4.400%	4/24/20	725	771
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,504
Novartis Capital Corp.	2.400%	9/21/22	1,000	1,000
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,045
Novartis Capital Corp.	3.000%	11/20/25	900	912
Novartis Capital Corp.	3.100%	5/17/27	1,400	1,418
Novartis Capital Corp.	4.400%	5/6/44	1,250	1,416
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,285
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,387
NYU Hospitals Center	4.784%	7/1/44	375	419
7 NYU Hospitals Center	4.368%	7/1/47	400	424
Partners Healthcare System Inc.	4.117%	7/1/55	225	231
PepsiCo Inc.	2.250%	1/7/19	675	680
PepsiCo Inc.	1.550%	5/2/19	1,000	998
PepsiCo Inc.	1.350%	10/4/19	300	299
PepsiCo Inc.	1.850%	4/30/20	1,475	1,476
PepsiCo Inc.	2.150%	10/14/20	1,075	1,080
PepsiCo Inc.	3.125%	11/1/20	30	31
PepsiCo Inc.	3.000%	8/25/21	1,070	1,104
PepsiCo Inc.	1.700%	10/6/21	300	295
PepsiCo Inc.	2.750%	3/5/22	3,650	3,729
PepsiCo Inc.	2.250%	5/2/22	275	275
PepsiCo Inc.	3.600%	3/1/24	600	633
PepsiCo Inc.	2.750%	4/30/25	1,725	1,719
PepsiCo Inc.	3.500%	7/17/25	1,425	1,486
PepsiCo Inc.	2.375%	10/6/26	450	430
PepsiCo Inc.	5.500%	1/15/40	500	624
PepsiCo Inc.	4.875%	11/1/40	165	190
PepsiCo Inc.	4.000%	3/5/42	741	759
PepsiCo Inc.	3.600%	8/13/42	725	705
PepsiCo Inc.	4.250%	10/22/44	525	559
PepsiCo Inc.	4.600%	7/17/45	785	881
PepsiCo Inc.	4.450%	4/14/46	1,075	1,192
PepsiCo Inc.	3.450%	10/6/46	650	617
PepsiCo Inc.	4.000%	5/2/47	575	594
PerkinElmer Inc.	5.000%	11/15/21	1,715	1,862

Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	837
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	611
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	386
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	1,161
Pfizer Inc.	2.100%	5/15/19	750	756
Pfizer Inc.	1.450%	6/3/19	1,725	1,718
Pfizer Inc.	1.700%	12/15/19	1,000	999
Pfizer Inc.	1.950%	6/3/21	900	897
Pfizer Inc.	2.200%	12/15/21	325	327
Pfizer Inc.	3.000%	6/15/23	450	464
Pfizer Inc.	3.400%	5/15/24	200	210
Pfizer Inc.	2.750%	6/3/26	800	793
Pfizer Inc.	3.000%	12/15/26	2,350	2,370
Pfizer Inc.	4.000%	12/15/36	1,650	1,758
Pfizer Inc.	7.200%	3/15/39	410	606
Pfizer Inc.	4.300%	6/15/43	1,500	1,620
Pfizer Inc.	4.400%	5/15/44	800	889
Pfizer Inc.	4.125%	12/15/46	1,200	1,277
Philip Morris International Inc.	1.875%	1/15/19	550	551
Philip Morris International Inc.	1.625%	2/21/19	525	525
Philip Morris International Inc.	1.375%	2/25/19	360	358
Philip Morris International Inc.	2.000%	2/21/20	725	725
Philip Morris International Inc.	1.875%	2/25/21	475	468
Philip Morris International Inc.	4.125%	5/17/21	195	207
Philip Morris International Inc.	2.375%	8/17/22	550	545
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,049
Philip Morris International Inc.	2.125%	5/10/23	450	437
Philip Morris International Inc.	3.250%	11/10/24	875	889
Philip Morris International Inc.	3.375%	8/11/25	675	689
Philip Morris International Inc.	2.750%	2/25/26	2,705	2,637
Philip Morris International Inc.	6.375%	5/16/38	475	632
Philip Morris International Inc.	4.375%	11/15/41	1,525	1,611
Philip Morris International Inc.	4.500%	3/20/42	450	478
Philip Morris International Inc.	3.875%	8/21/42	75	74
Philip Morris International Inc.	4.125%	3/4/43	1,150	1,173
Philip Morris International Inc.	4.875%	11/15/43	1,100	1,228
Philip Morris International Inc.	4.250%	11/10/44	925	965
7 Procter & Gamble - Esop	9.360%	1/1/21	429	479
Procter & Gamble Co.	1.900%	11/1/19	275	276
Procter & Gamble Co.	1.850%	2/2/21	400	397
Procter & Gamble Co.	1.700%	11/3/21	1,000	987
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,143
Procter & Gamble Co.	2.700%	2/2/26	400	397
Procter & Gamble Co.	2.450%	11/3/26	700	675
Procter & Gamble Co.	5.550%	3/5/37	806	1,065
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	120
Quest Diagnostics Inc.	2.700%	4/1/19	650	657
Quest Diagnostics Inc.	4.750%	1/30/20	300	317
Quest Diagnostics Inc.	2.500%	3/30/20	160	161
Quest Diagnostics Inc.	4.250%	4/1/24	200	213
Quest Diagnostics Inc.	3.500%	3/30/25	225	226
Quest Diagnostics Inc.	3.450%	6/1/26	275	278
Quest Diagnostics Inc.	5.750%	1/30/40	61	69
Quest Diagnostics Inc.	4.700%	3/30/45	225	237
Reynolds American Inc.	8.125%	6/23/19	450	495
Reynolds American Inc.	3.250%	6/12/20	680	698

Reynolds American Inc.	4.000%	6/12/22	600	633
Reynolds American Inc.	4.850%	9/15/23	75	82
Reynolds American Inc.	4.450%	6/12/25	2,106	2,251
Reynolds American Inc.	5.700%	8/15/35	700	818
Reynolds American Inc.	8.125%	5/1/40	400	586
Reynolds American Inc.	7.000%	8/4/41	150	193
Reynolds American Inc.	5.850%	8/15/45	1,710	2,062
RWJ Barnabas Health Inc.	3.949%	7/1/46	325	321
Sanofi	4.000%	3/29/21	1,360	1,439
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,088
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,326
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,100	4,067
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	585	577
SSM Health Care Corp.	3.823%	6/1/27	375	386
Stryker Corp.	2.000%	3/8/19	400	401
Stryker Corp.	4.375%	1/15/20	100	105
Stryker Corp.	2.625%	3/15/21	500	506
Stryker Corp.	3.375%	5/15/24	1,000	1,032
Stryker Corp.	3.375%	11/1/25	500	510
Stryker Corp.	3.500%	3/15/26	890	912
Stryker Corp.	4.375%	5/15/44	275	287
Stryker Corp.	4.625%	3/15/46	780	850
Sysco Corp.	1.900%	4/1/19	325	325
Sysco Corp.	2.600%	10/1/20	425	431
Sysco Corp.	2.500%	7/15/21	300	301
Sysco Corp.	2.600%	6/12/22	346	346
Sysco Corp.	3.750%	10/1/25	75	78
Sysco Corp.	3.300%	7/15/26	650	654
Sysco Corp.	3.250%	7/15/27	800	797
Sysco Corp.	5.375%	9/21/35	600	704
Sysco Corp.	4.850%	10/1/45	125	138
Sysco Corp.	4.500%	4/1/46	550	580
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	782
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,483
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	237
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	675	666
Teva Pharmaceutical Finance Netherlands
III BV	1.700%	7/19/19	1,300	1,280
Teva Pharmaceutical Finance Netherlands
III BV	2.200%	7/21/21	2,750	2,637
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	2,000	1,906
Teva Pharmaceutical Finance Netherlands
III BV	3.150%	10/1/26	2,675	2,458
Teva Pharmaceutical Finance Netherlands
III BV	4.100%	10/1/46	1,775	1,508
7 Texas Health Resources	4.330%	11/15/55	100	106
The Kroger Co.	2.300%	1/15/19	650	652
The Kroger Co.	1.500%	9/30/19	300	296
The Kroger Co.	6.150%	1/15/20	1,010	1,095
The Kroger Co.	3.300%	1/15/21	700	714
The Kroger Co.	2.600%	2/1/21	200	200
The Kroger Co.	2.950%	11/1/21	2,335	2,348
The Kroger Co.	3.850%	8/1/23	325	336
The Kroger Co.	4.000%	2/1/24	400	414
The Kroger Co.	2.650%	10/15/26	775	708
The Kroger Co.	3.700%	8/1/27	100	98

The Kroger Co.	7.700%	6/1/29	200	259
The Kroger Co.	8.000%	9/15/29	750	980
The Kroger Co.	6.900%	4/15/38	375	464
The Kroger Co.	5.150%	8/1/43	350	359
The Kroger Co.	3.875%	10/15/46	325	282
The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,185
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	301
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	533
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	730
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	618
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,627
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	483
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	440
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	782
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	643
Thermo Fisher Scientific Inc.	5.300%	2/1/44	500	591
Thermo Fisher Scientific Inc.	4.100%	8/15/47	500	500
Trinity Health Corp.	4.125%	12/1/45	225	225
Tupperware Brands Corp.	4.750%	6/1/21	430	455
Tyson Foods Inc.	2.650%	8/15/19	500	506
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	725	781
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,262
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,039
Tyson Foods Inc.	4.875%	8/15/34	1,300	1,435
Tyson Foods Inc.	5.150%	8/15/44	300	344
Tyson Foods Inc.	4.550%	6/2/47	575	613
Unilever Capital Corp.	2.200%	3/6/19	150	151
Unilever Capital Corp.	2.100%	7/30/20	725	727
Unilever Capital Corp.	4.250%	2/10/21	805	860
Unilever Capital Corp.	1.375%	7/28/21	400	389
Unilever Capital Corp.	2.600%	5/5/24	875	866
Unilever Capital Corp.	3.100%	7/30/25	550	556
Unilever Capital Corp.	2.000%	7/28/26	450	415
Whirlpool Corp.	2.400%	3/1/19	150	151
Whirlpool Corp.	4.850%	6/15/21	200	216
Whirlpool Corp.	4.700%	6/1/22	775	840
Whirlpool Corp.	4.000%	3/1/24	175	185
Whirlpool Corp.	3.700%	5/1/25	400	413
Whirlpool Corp.	4.500%	6/1/46	463	479
Whole Foods Market Inc.	5.200%	12/3/25	875	1,005
Wyeth LLC	7.250%	3/1/23	350	430
Wyeth LLC	6.450%	2/1/24	1,705	2,070
Wyeth LLC	6.500%	2/1/34	500	670
Wyeth LLC	6.000%	2/15/36	585	760
Wyeth LLC	5.950%	4/1/37	1,505	1,970
Zeneca Wilmington Inc.	7.000%	11/15/23	600	730
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	215
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,970
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	789
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	661
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,287
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	231
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	305	306
Zoetis Inc.	3.450%	11/13/20	325	336
Zoetis Inc.	3.250%	2/1/23	1,000	1,032
Zoetis Inc.	4.500%	11/13/25	350	385

	Zoetis Inc.	3.000%	9/12/27	700	691
	Zoetis Inc.	4.700%	2/1/43	875	968
	Zoetis Inc.	3.950%	9/12/47	350	347

	Energy (1.0%)
	Anadarko Finance Co.	7.500%	5/1/31	500	626
	Anadarko Petroleum Corp.	8.700%	3/15/19	300	327
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	54
	Anadarko Petroleum Corp.	4.850%	3/15/21	200	212
	Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,565
	Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,182
	Anadarko Petroleum Corp.	7.950%	6/15/39	125	166
	Anadarko Petroleum Corp.	6.200%	3/15/40	450	521
	Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,804
	Anadarko Petroleum Corp.	6.600%	3/15/46	500	614
12	Andeavor	4.750%	12/15/23	2,000	2,155
12	Andeavor	5.125%	12/15/26	825	903
	Apache Corp.	3.625%	2/1/21	265	273
	Apache Corp.	3.250%	4/15/22	862	871
	Apache Corp.	6.000%	1/15/37	725	848
	Apache Corp.	5.100%	9/1/40	850	890
	Apache Corp.	5.250%	2/1/42	475	503
	Apache Corp.	4.750%	4/15/43	900	903
	Apache Corp.	4.250%	1/15/44	800	752
	Apache Finance Canada Corp.	7.750%	12/15/29	225	295
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	595	686
	Boardwalk Pipelines LP	3.375%	2/1/23	325	322
	Boardwalk Pipelines LP	4.950%	12/15/24	525	557
	Boardwalk Pipelines LP	5.950%	6/1/26	700	781
	Boardwalk Pipelines LP	4.450%	7/15/27	300	306
	BP Capital Markets plc	4.750%	3/10/19	900	938
	BP Capital Markets plc	2.237%	5/10/19	125	126
	BP Capital Markets plc	1.768%	9/19/19	325	325
	BP Capital Markets plc	2.521%	1/15/20	400	405
	BP Capital Markets plc	2.315%	2/13/20	375	378
	BP Capital Markets plc	4.500%	10/1/20	1,425	1,520
	BP Capital Markets plc	4.742%	3/11/21	1,010	1,097
	BP Capital Markets plc	2.112%	9/16/21	1,000	991
	BP Capital Markets plc	3.561%	11/1/21	2,775	2,900
	BP Capital Markets plc	3.062%	3/17/22	450	461
	BP Capital Markets plc	3.245%	5/6/22	1,076	1,114
	BP Capital Markets plc	2.520%	9/19/22	450	448
	BP Capital Markets plc	2.500%	11/6/22	325	324
	BP Capital Markets plc	2.750%	5/10/23	1,825	1,822
	BP Capital Markets plc	3.994%	9/26/23	350	375
	BP Capital Markets plc	3.216%	11/28/23	1,500	1,527
	BP Capital Markets plc	3.535%	11/4/24	2,335	2,417
	BP Capital Markets plc	3.506%	3/17/25	1,100	1,134
	BP Capital Markets plc	3.119%	5/4/26	600	599
	BP Capital Markets plc	3.279%	9/19/27	900	897
	BP Capital Markets plc	3.723%	11/28/28	1,000	1,028
	Buckeye Partners LP	2.650%	11/15/18	100	100
	Buckeye Partners LP	3.950%	12/1/26	2,200	2,163
	Buckeye Partners LP	5.850%	11/15/43	250	268
	Buckeye Partners LP	5.600%	10/15/44	175	181
	Burlington Resources Finance Co.	7.400%	12/1/31	600	812
	Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,205

	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	797
	Canadian Natural Resources Ltd.	3.850%	6/1/27	900	911
	Canadian Natural Resources Ltd.	7.200%	1/15/32	500	618
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	474
	Canadian Natural Resources Ltd.	5.850%	2/1/35	500	564
	Canadian Natural Resources Ltd.	6.500%	2/15/37	500	606
	Canadian Natural Resources Ltd.	6.250%	3/15/38	750	898
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,222
	Canadian Natural Resources Ltd.	4.950%	6/1/47	300	318
	Cenovus Energy Inc.	5.700%	10/15/19	500	529
12	Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,985
12	Cenovus Energy Inc.	5.250%	6/15/37	500	495
	Cenovus Energy Inc.	6.750%	11/15/39	900	1,036
	Cenovus Energy Inc.	5.200%	9/15/43	800	767
12	Cenovus Energy Inc.	5.400%	6/15/47	1,300	1,304
	Chevron Corp.	1.790%	11/16/18	1,000	1,001
	Chevron Corp.	1.686%	2/28/19	400	400
	Chevron Corp.	4.950%	3/3/19	475	496
	Chevron Corp.	1.561%	5/16/19	800	799
	Chevron Corp.	2.193%	11/15/19	1,800	1,815
	Chevron Corp.	1.961%	3/3/20	2,452	2,456
	Chevron Corp.	1.991%	3/3/20	400	401
	Chevron Corp.	2.419%	11/17/20	600	609
	Chevron Corp.	2.100%	5/16/21	1,200	1,196
	Chevron Corp.	2.411%	3/3/22	475	477
	Chevron Corp.	2.498%	3/3/22	400	403
	Chevron Corp.	2.355%	12/5/22	3,825	3,816
	Chevron Corp.	3.191%	6/24/23	1,175	1,216
	Chevron Corp.	2.895%	3/3/24	100	101
	Chevron Corp.	3.326%	11/17/25	200	205
	Chevron Corp.	2.954%	5/16/26	1,450	1,443
	Cimarex Energy Co.	4.375%	6/1/24	900	952
	Cimarex Energy Co.	3.900%	5/15/27	600	610
	Columbia Pipeline Group Inc.	3.300%	6/1/20	500	512
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,235
	Concho Resources Inc.	3.750%	10/1/27	200	201
	Concho Resources Inc.	4.875%	10/1/47	250	261
	ConocoPhillips	5.900%	10/15/32	150	181
	ConocoPhillips	5.900%	5/15/38	1,305	1,619
	ConocoPhillips	6.500%	2/1/39	1,410	1,886
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	500
	ConocoPhillips Co.	2.200%	5/15/20	400	401
	ConocoPhillips Co.	4.200%	3/15/21	1,000	1,062
	ConocoPhillips Co.	2.875%	11/15/21	2,975	3,025
	ConocoPhillips Co.	2.400%	12/15/22	1,500	1,478
	ConocoPhillips Co.	3.350%	11/15/24	365	374
	ConocoPhillips Co.	4.950%	3/15/26	2,693	3,032
	ConocoPhillips Co.	4.150%	11/15/34	350	359
	ConocoPhillips Co.	4.300%	11/15/44	500	526
	ConocoPhillips Co.	5.950%	3/15/46	250	324
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	357
	Devon Energy Corp.	4.000%	7/15/21	300	310
	Devon Energy Corp.	3.250%	5/15/22	500	506
	Devon Energy Corp.	7.950%	4/15/32	350	463
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,434
	Devon Energy Corp.	4.750%	5/15/42	1,700	1,720
	Devon Financing Co. LLC	7.875%	9/30/31	1,275	1,683

Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	507
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	257
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	255
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	541
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	421
Enable Midstream Partners LP	2.400%	5/15/19	300	299
Enable Midstream Partners LP	3.900%	5/15/24	250	250
Enable Midstream Partners LP	4.400%	3/15/27	800	813
Enable Midstream Partners LP	5.000%	5/15/44	350	341
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,761
Enbridge Energy Partners LP	4.200%	9/15/21	325	341
Enbridge Energy Partners LP	5.875%	10/15/25	400	456
Enbridge Energy Partners LP	7.500%	4/15/38	300	377
Enbridge Energy Partners LP	5.500%	9/15/40	350	368
Enbridge Energy Partners LP	7.375%	10/15/45	500	650
Enbridge Inc.	2.900%	7/15/22	450	454
Enbridge Inc.	4.250%	12/1/26	400	421
Enbridge Inc.	3.700%	7/15/27	800	812
Enbridge Inc.	4.500%	6/10/44	525	530
Enbridge Inc.	5.500%	12/1/46	600	692
Encana Corp.	6.500%	8/15/34	1,625	1,898
Encana Corp.	6.625%	8/15/37	500	599
Encana Corp.	6.500%	2/1/38	475	564
Energy Transfer LP	9.700%	3/15/19	200	221
Energy Transfer LP	9.000%	4/15/19	254	279
Energy Transfer LP	4.150%	10/1/20	1,125	1,171
Energy Transfer LP	4.650%	6/1/21	840	892
Energy Transfer LP	5.200%	2/1/22	1,600	1,730
Energy Transfer LP	3.600%	2/1/23	1,825	1,848
Energy Transfer LP	4.050%	3/15/25	2,000	2,019
Energy Transfer LP	4.750%	1/15/26	300	315
Energy Transfer LP	4.200%	4/15/27	300	303
Energy Transfer LP	4.900%	3/15/35	250	244
Energy Transfer LP	6.625%	10/15/36	150	171
Energy Transfer LP	7.500%	7/1/38	500	612
Energy Transfer LP	6.050%	6/1/41	1,650	1,783
Energy Transfer LP	6.500%	2/1/42	300	342
Energy Transfer LP	5.150%	2/1/43	425	414
Energy Transfer LP	5.150%	3/15/45	250	240
Energy Transfer LP	6.125%	12/15/45	1,200	1,316
Energy Transfer LP	5.300%	4/15/47	1,300	1,298
EnLink Midstream Partners LP	4.400%	4/1/24	825	848
EnLink Midstream Partners LP	4.150%	6/1/25	400	402
EnLink Midstream Partners LP	4.850%	7/15/26	950	996
EnLink Midstream Partners LP	5.600%	4/1/44	425	436
EnLink Midstream Partners LP	5.450%	6/1/47	300	309
Enterprise Products Operating LLC	6.500%	1/31/19	50	53
Enterprise Products Operating LLC	2.550%	10/15/19	300	303
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,424
Enterprise Products Operating LLC	4.050%	2/15/22	175	184
Enterprise Products Operating LLC	3.350%	3/15/23	350	359
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,148
Enterprise Products Operating LLC	3.750%	2/15/25	650	672
Enterprise Products Operating LLC	3.700%	2/15/26	400	409
Enterprise Products Operating LLC	3.950%	2/15/27	400	419
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,765
Enterprise Products Operating LLC	7.550%	4/15/38	450	616

Enterprise Products Operating LLC	5.950%	2/1/41	495	595
Enterprise Products Operating LLC	4.850%	8/15/42	850	912
Enterprise Products Operating LLC	4.450%	2/15/43	600	617
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,879
Enterprise Products Operating LLC	5.100%	2/15/45	159	175
Enterprise Products Operating LLC	4.900%	5/15/46	1,400	1,528
Enterprise Products Operating LLC	4.950%	10/15/54	200	212
7 Enterprise Products Operating LLC	5.250%	8/16/77	400	403
EOG Resources Inc.	5.625%	6/1/19	925	977
EOG Resources Inc.	4.100%	2/1/21	150	158
EOG Resources Inc.	2.625%	3/15/23	2,700	2,680
EQT Corp.	8.125%	6/1/19	400	439
EQT Corp.	2.500%	10/1/20	200	201
EQT Corp.	4.875%	11/15/21	600	646
EQT Corp.	3.000%	10/1/22	300	300
EQT Corp.	3.900%	10/1/27	800	796
EQT Midstream Partners LP	4.125%	12/1/26	500	500
Exxon Mobil Corp.	1.819%	3/15/19	237	237
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,415
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,511
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,256
Exxon Mobil Corp.	2.726%	3/1/23	3,000	3,043
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,098
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,375
Exxon Mobil Corp.	3.567%	3/6/45	650	634
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,942
Halliburton Co.	3.250%	11/15/21	1,565	1,605
Halliburton Co.	3.500%	8/1/23	950	976
Halliburton Co.	3.800%	11/15/25	2,250	2,306
Halliburton Co.	4.850%	11/15/35	1,000	1,083
Halliburton Co.	6.700%	9/15/38	580	741
Halliburton Co.	7.450%	9/15/39	450	633
Halliburton Co.	4.500%	11/15/41	675	680
Halliburton Co.	4.750%	8/1/43	350	369
Halliburton Co.	5.000%	11/15/45	1,200	1,316
Hess Corp.	3.500%	7/15/24	200	196
Hess Corp.	4.300%	4/1/27	500	495
Hess Corp.	7.875%	10/1/29	150	180
Hess Corp.	7.125%	3/15/33	375	434
Hess Corp.	6.000%	1/15/40	1,325	1,371
Hess Corp.	5.600%	2/15/41	1,025	1,021
Hess Corp.	5.800%	4/1/47	350	359
Husky Energy Inc.	7.250%	12/15/19	505	552
Husky Energy Inc.	3.950%	4/15/22	300	310
Husky Energy Inc.	4.000%	4/15/24	500	512
Husky Energy Inc.	6.800%	9/15/37	300	375
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,198
Kerr-McGee Corp.	7.875%	9/15/31	150	191
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,190
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	816
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,063
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	183
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,525	1,579
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,234
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	441
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,116

Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	213
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	322
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	451
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	405
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,788
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,145
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	663
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,067
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	498
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	525
Kinder Morgan Inc.	3.050%	12/1/19	175	178
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,048
Kinder Morgan Inc.	7.800%	8/1/31	330	419
Kinder Morgan Inc.	7.750%	1/15/32	600	770
Kinder Morgan Inc.	5.300%	12/1/34	500	522
Kinder Morgan Inc.	5.550%	6/1/45	950	1,028
Kinder Morgan Inc.	5.050%	2/15/46	328	337
Magellan Midstream Partners LP	6.550%	7/15/19	625	671
Magellan Midstream Partners LP	5.000%	3/1/26	450	501
Magellan Midstream Partners LP	5.150%	10/15/43	350	388
Magellan Midstream Partners LP	4.250%	9/15/46	300	297
Magellan Midstream Partners LP	4.200%	10/3/47	800	789
Marathon Oil Corp.	2.700%	6/1/20	500	497
Marathon Oil Corp.	2.800%	11/1/22	900	877
Marathon Oil Corp.	3.850%	6/1/25	460	458
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,231
Marathon Oil Corp.	5.200%	6/1/45	800	804
Marathon Petroleum Corp.	2.700%	12/14/18	450	453
Marathon Petroleum Corp.	3.400%	12/15/20	700	720
Marathon Petroleum Corp.	5.125%	3/1/21	200	217
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,732
Marathon Petroleum Corp.	4.750%	9/15/44	250	246
Marathon Petroleum Corp.	5.000%	9/15/54	500	484
MPLX LP	4.500%	7/15/23	1,200	1,273
MPLX LP	4.875%	12/1/24	1,000	1,078
MPLX LP	4.875%	6/1/25	500	536
MPLX LP	4.125%	3/1/27	1,600	1,631
MPLX LP	5.200%	3/1/47	1,000	1,045
Nabors Industries Inc.	6.150%	2/15/18	609	616
Nabors Industries Inc.	9.250%	1/15/19	125	135
National Fuel Gas Co.	3.750%	3/1/23	500	511
National Fuel Gas Co.	3.950%	9/15/27	200	198
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,536
National Oilwell Varco Inc.	3.950%	12/1/42	700	586
Noble Energy Inc.	4.150%	12/15/21	875	920
Noble Energy Inc.	3.850%	1/15/28	450	451
Noble Energy Inc.	6.000%	3/1/41	1,250	1,420
Noble Energy Inc.	5.250%	11/15/43	450	473
Noble Energy Inc.	4.950%	8/15/47	450	459
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,795
Occidental Petroleum Corp.	3.125%	2/15/22	750	768
Occidental Petroleum Corp.	3.500%	6/15/25	750	768
Occidental Petroleum Corp.	3.400%	4/15/26	400	410
Occidental Petroleum Corp.	4.625%	6/15/45	750	819
Occidental Petroleum Corp.	4.400%	4/15/46	700	734
Occidental Petroleum Corp.	4.100%	2/15/47	850	868
Oceaneering International Inc.	4.650%	11/15/24	300	298

ONEOK Inc.	7.500%	9/1/23	400	479
ONEOK Inc.	4.000%	7/13/27	150	151
ONEOK Inc.	4.950%	7/13/47	600	606
ONEOK Partners LP	8.625%	3/1/19	400	434
ONEOK Partners LP	4.900%	3/15/25	450	484
ONEOK Partners LP	6.650%	10/1/36	360	434
ONEOK Partners LP	6.125%	2/1/41	1,400	1,595
Petro-Canada	5.350%	7/15/33	450	509
Petro-Canada	5.950%	5/15/35	500	603
Petro-Canada	6.800%	5/15/38	250	334
Phillips 66	4.300%	4/1/22	1,175	1,252
Phillips 66	4.650%	11/15/34	300	319
Phillips 66	5.875%	5/1/42	900	1,103
Phillips 66	4.875%	11/15/44	1,695	1,845
Phillips 66 Partners LP	2.646%	2/15/20	135	136
Phillips 66 Partners LP	3.605%	2/15/25	350	349
Phillips 66 Partners LP	3.550%	10/1/26	1,000	979
Phillips 66 Partners LP	4.680%	2/15/45	150	145
Phillips 66 Partners LP	4.900%	10/1/46	400	400
Pioneer Natural Resources Co.	7.500%	1/15/20	100	111
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,129
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,430
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	925	1,009
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	100
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,683	1,612
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,091
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	300	309
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	355
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	387
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,149
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	902	922
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,329
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,135
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	500	515
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	210
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	482
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	346
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,814
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,995
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,300	1,443
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,893
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,628
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,685
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	640

	Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	603
	Schlumberger Investment SA	3.650%	12/1/23	790	838
	Shell International Finance BV	1.625%	11/10/18	1,000	999
	Shell International Finance BV	2.000%	11/15/18	1,550	1,554
	Shell International Finance BV	1.375%	5/10/19	1,150	1,144
	Shell International Finance BV	1.375%	9/12/19	2,700	2,679
	Shell International Finance BV	4.300%	9/22/19	2,500	2,619
	Shell International Finance BV	4.375%	3/25/20	625	663
	Shell International Finance BV	2.125%	5/11/20	400	402
	Shell International Finance BV	2.250%	11/10/20	400	402
	Shell International Finance BV	1.875%	5/10/21	1,500	1,490
	Shell International Finance BV	1.750%	9/12/21	1,000	987
	Shell International Finance BV	2.375%	8/21/22	1,025	1,026
	Shell International Finance BV	2.250%	1/6/23	2,175	2,155
	Shell International Finance BV	3.400%	8/12/23	400	418
	Shell International Finance BV	3.250%	5/11/25	400	409
	Shell International Finance BV	2.875%	5/10/26	2,300	2,287
	Shell International Finance BV	2.500%	9/12/26	400	386
	Shell International Finance BV	4.125%	5/11/35	2,150	2,270
	Shell International Finance BV	6.375%	12/15/38	820	1,098
	Shell International Finance BV	5.500%	3/25/40	1,250	1,518
	Shell International Finance BV	3.625%	8/21/42	450	431
	Shell International Finance BV	4.550%	8/12/43	1,000	1,086
	Shell International Finance BV	4.375%	5/11/45	2,900	3,105
	Shell International Finance BV	4.000%	5/10/46	1,500	1,520
	Shell International Finance BV	3.750%	9/12/46	1,200	1,179
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	1,250	1,321
	Spectra Energy Partners LP	3.500%	3/15/25	800	804
	Spectra Energy Partners LP	3.375%	10/15/26	250	248
	Spectra Energy Partners LP	4.500%	3/15/45	700	698
	Suncor Energy Inc.	6.500%	6/15/38	1,540	2,001
	Suncor Energy Inc.	6.850%	6/1/39	810	1,089
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,687
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	266
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	412
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	338
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	495
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	282
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	939
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	300	304
	TC PipeLines LP	3.900%	5/25/27	200	199
12	TechnipFMC plc	3.450%	10/1/22	125	124
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	307
	Texas Eastern Transmission LP	7.000%	7/15/32	500	639
	Tosco Corp.	8.125%	2/15/30	1,350	1,855
	Total Capital Canada Ltd.	2.750%	7/15/23	425	430
	Total Capital International SA	2.100%	6/19/19	2,200	2,213
	Total Capital International SA	2.750%	6/19/21	3,300	3,367
	Total Capital International SA	2.875%	2/17/22	1,400	1,427
	Total Capital International SA	2.700%	1/25/23	700	706
	Total Capital International SA	3.700%	1/15/24	1,425	1,502
	Total Capital International SA	3.750%	4/10/24	250	264
	Total Capital SA	4.450%	6/24/20	425	454
	Total Capital SA	4.125%	1/28/21	512	545
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,778
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	1,000

TransCanada PipeLines Ltd.	3.750%	10/16/23	600	632
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	936
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	152
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,283
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	283
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	259
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,603
Valero Energy Corp.	9.375%	3/15/19	425	468
Valero Energy Corp.	6.125%	2/1/20	500	543
Valero Energy Corp.	3.650%	3/15/25	100	103
Valero Energy Corp.	3.400%	9/15/26	1,520	1,499
Valero Energy Corp.	7.500%	4/15/32	675	886
Valero Energy Corp.	6.625%	6/15/37	855	1,065
Valero Energy Corp.	4.900%	3/15/45	400	423
Valero Energy Partners LP	4.375%	12/15/26	200	206
Western Gas Partners LP	5.375%	6/1/21	1,350	1,447
Western Gas Partners LP	3.950%	6/1/25	300	301
Western Gas Partners LP	5.450%	4/1/44	600	635
Williams Partners LP	5.250%	3/15/20	3,895	4,177
Williams Partners LP	4.000%	11/15/21	400	416
Williams Partners LP	3.600%	3/15/22	750	775
Williams Partners LP	3.350%	8/15/22	500	505
Williams Partners LP	4.500%	11/15/23	560	596
Williams Partners LP	3.900%	1/15/25	1,200	1,222
Williams Partners LP	4.000%	9/15/25	1,100	1,125
Williams Partners LP	3.750%	6/15/27	700	699
Williams Partners LP	6.300%	4/15/40	475	566
Williams Partners LP	5.800%	11/15/43	700	789
Williams Partners LP	5.400%	3/4/44	300	325
Williams Partners LP	4.900%	1/15/45	325	331
Williams Partners LP	5.100%	9/15/45	1,850	1,947
Williams Partners LP / ACMP Finance
Corp.	4.875%	3/15/24	500	522

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,005
CBRE Services Inc.	5.000%	3/15/23	500	516
CBRE Services Inc.	5.250%	3/15/25	275	301
CBRE Services Inc.	4.875%	3/1/26	375	404
Cintas Corp. No 2	2.900%	4/1/22	400	406
Cintas Corp. No 2	3.250%	6/1/22	150	153
Cintas Corp. No 2	3.700%	4/1/27	725	754
Fluor Corp.	3.375%	9/15/21	150	155
Fluor Corp.	3.500%	12/15/24	1,000	1,027
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	751
7 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	525
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	521
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	795
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	332
7 Northwestern University Illinois GO	4.643%	12/1/44	350	410
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	529
7 Rice University Texas GO	3.574%	5/15/45	250	255
Stanford University California GO	3.647%	5/1/48	800	823
7 University of Notre Dame du Lac Indiana
GO	3.438%	2/15/45	900	887
University of Pennsylvania GO	4.674%	9/1/12	625	693

7 University of Southern California GO	3.028%	10/1/39	500	468
7 University of Southern California GO	3.841%	10/1/47	500	522
Yale University Connecticut GO	2.086%	4/15/19	150	151

Technology (0.9%)
Adobe Systems Inc.	4.750%	2/1/20	325	346
Adobe Systems Inc.	3.250%	2/1/25	900	923
Alphabet Inc.	3.625%	5/19/21	350	369
Alphabet Inc.	1.998%	8/15/26	1,500	1,409
Altera Corp.	2.500%	11/15/18	625	631
Altera Corp.	4.100%	11/15/23	750	811
Amphenol Corp.	2.550%	1/30/19	1,650	1,662
Amphenol Corp.	2.200%	4/1/20	250	250
Amphenol Corp.	3.125%	9/15/21	250	255
Amphenol Corp.	4.000%	2/1/22	75	79
Amphenol Corp.	3.200%	4/1/24	200	201
Analog Devices Inc.	2.500%	12/5/21	300	301
Analog Devices Inc.	2.875%	6/1/23	1,375	1,363
Analog Devices Inc.	3.125%	12/5/23	400	406
Analog Devices Inc.	3.900%	12/15/25	50	52
Analog Devices Inc.	3.500%	12/5/26	1,200	1,214
Apple Inc.	1.550%	2/8/19	400	400
Apple Inc.	2.100%	5/6/19	1,650	1,662
Apple Inc.	1.100%	8/2/19	1,100	1,090
Apple Inc.	1.500%	9/12/19	775	773
Apple Inc.	1.550%	2/7/20	1,550	1,540
Apple Inc.	1.900%	2/7/20	800	802
Apple Inc.	2.000%	5/6/20	700	703
Apple Inc.	1.800%	5/11/20	500	500
Apple Inc.	2.250%	2/23/21	3,200	3,222
Apple Inc.	2.850%	5/6/21	2,125	2,184
Apple Inc.	1.550%	8/4/21	1,400	1,372
Apple Inc.	2.150%	2/9/22	1,500	1,497
Apple Inc.	2.500%	2/9/22	1,350	1,379
Apple Inc.	2.300%	5/11/22	1,000	1,002
Apple Inc.	2.700%	5/13/22	4,450	4,528
Apple Inc.	2.400%	5/3/23	4,515	4,505
Apple Inc.	3.000%	2/9/24	1,300	1,329
Apple Inc.	3.450%	5/6/24	930	975
Apple Inc.	2.850%	5/11/24	1,468	1,486
Apple Inc.	2.500%	2/9/25	1,300	1,281
Apple Inc.	3.200%	5/13/25	1,300	1,331
Apple Inc.	3.250%	2/23/26	2,950	3,023
Apple Inc.	3.350%	2/9/27	2,000	2,058
Apple Inc.	3.200%	5/11/27	1,250	1,271
Apple Inc.	2.900%	9/12/27	1,500	1,488
Apple Inc.	4.500%	2/23/36	1,150	1,290
Apple Inc.	3.850%	5/4/43	2,000	2,016
Apple Inc.	4.450%	5/6/44	1,150	1,260
Apple Inc.	3.450%	2/9/45	1,275	1,206
Apple Inc.	4.650%	2/23/46	4,650	5,263
Apple Inc.	3.850%	8/4/46	2,600	2,609
Apple Inc.	4.250%	2/9/47	750	805
Apple Inc.	3.750%	9/12/47	550	546
Applied Materials Inc.	2.625%	10/1/20	475	483
Applied Materials Inc.	4.300%	6/15/21	1,185	1,275
Applied Materials Inc.	3.900%	10/1/25	550	586

	Applied Materials Inc.	3.300%	4/1/27	500	510
	Applied Materials Inc.	5.100%	10/1/35	350	411
	Applied Materials Inc.	5.850%	6/15/41	125	159
	Applied Materials Inc.	4.350%	4/1/47	1,050	1,121
	Arrow Electronics Inc.	3.500%	4/1/22	325	332
	Arrow Electronics Inc.	4.500%	3/1/23	400	421
	Arrow Electronics Inc.	4.000%	4/1/25	400	404
	Arrow Electronics Inc.	3.875%	1/12/28	500	498
	Autodesk Inc.	3.125%	6/15/20	225	227
	Autodesk Inc.	3.600%	12/15/22	100	103
	Autodesk Inc.	4.375%	6/15/25	175	186
	Autodesk Inc.	3.500%	6/15/27	375	374
	Avnet Inc.	4.875%	12/1/22	250	264
	Avnet Inc.	4.625%	4/15/26	800	826
	Baidu Inc.	2.750%	6/9/19	350	353
	Baidu Inc.	2.875%	7/6/22	1,000	1,004
	Baidu Inc.	3.500%	11/28/22	1,500	1,542
	Baidu Inc.	3.625%	7/6/27	575	576
12	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	2,100	2,110
12	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	2,700	2,745
12	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	2,000	2,053
12	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	3,675	3,776
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	261
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	317
	CA Inc.	5.375%	12/1/19	205	218
	CA Inc.	3.600%	8/1/20	800	825
	CA Inc.	3.600%	8/15/22	500	513
	CA Inc.	4.700%	3/15/27	150	155
	Cadence Design Systems Inc.	4.375%	10/15/24	125	130
	Cisco Systems Inc.	4.950%	2/15/19	1,550	1,619
	Cisco Systems Inc.	1.600%	2/28/19	1,800	1,797
	Cisco Systems Inc.	2.125%	3/1/19	1,325	1,333
	Cisco Systems Inc.	4.450%	1/15/20	2,775	2,937
	Cisco Systems Inc.	2.450%	6/15/20	1,000	1,015
	Cisco Systems Inc.	2.200%	2/28/21	2,750	2,765
	Cisco Systems Inc.	2.900%	3/4/21	225	231
	Cisco Systems Inc.	2.600%	2/28/23	250	254
	Cisco Systems Inc.	2.200%	9/20/23	500	492
	Cisco Systems Inc.	3.625%	3/4/24	400	424
	Cisco Systems Inc.	2.950%	2/28/26	550	554
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,113
	Cisco Systems Inc.	5.900%	2/15/39	1,475	1,941
	Cisco Systems Inc.	5.500%	1/15/40	1,555	1,953
	Corning Inc.	6.625%	5/15/19	50	54
	Corning Inc.	2.900%	5/15/22	625	631
	Corning Inc.	5.750%	8/15/40	340	405
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	2,950	3,001
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	3,375	3,540
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	4,450	4,854

12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	3,450	3,820
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	1,145	1,435
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	1,550	1,987
	DXC Technology Co.	2.875%	3/27/20	375	380
	DXC Technology Co.	4.250%	4/15/24	600	632
	DXC Technology Co.	4.750%	4/15/27	875	936
	Equifax Inc.	2.300%	6/1/21	875	852
	Fidelity National Information Services Inc.	2.850%	10/15/18	300	303
	Fidelity National Information Services Inc.	3.625%	10/15/20	2,175	2,263
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	545
	Fidelity National Information Services Inc.	3.875%	6/5/24	88	92
	Fidelity National Information Services Inc.	5.000%	10/15/25	417	464
	Fidelity National Information Services Inc.	3.000%	8/15/26	1,500	1,455
	Fidelity National Information Services Inc.	4.500%	8/15/46	375	390
	Fiserv Inc.	2.700%	6/1/20	525	531
	Fiserv Inc.	3.850%	6/1/25	700	730
	Flex Ltd.	4.625%	2/15/20	575	601
	Flex Ltd.	5.000%	2/15/23	500	541
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,318
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,610
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,075	1,145
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,050	2,168
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	375
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,537
	HP Inc.	3.750%	12/1/20	113	118
	HP Inc.	4.300%	6/1/21	1,250	1,326
	HP Inc.	4.375%	9/15/21	1,300	1,380
	HP Inc.	4.650%	12/9/21	1,175	1,261
	HP Inc.	4.050%	9/15/22	151	160
	HP Inc.	6.000%	9/15/41	610	651
	IBM Credit LLC	1.800%	1/20/21	525	522
	IBM Credit LLC	2.200%	9/8/22	500	496
	Intel Corp.	1.850%	5/11/20	750	750
	Intel Corp.	2.450%	7/29/20	1,250	1,274
	Intel Corp.	1.700%	5/19/21	450	445
	Intel Corp.	3.300%	10/1/21	1,425	1,486
	Intel Corp.	2.350%	5/11/22	575	577
	Intel Corp.	3.100%	7/29/22	625	650
	Intel Corp.	2.700%	12/15/22	700	710
	Intel Corp.	2.875%	5/11/24	1,000	1,009
	Intel Corp.	3.700%	7/29/25	500	530
	Intel Corp.	2.600%	5/19/26	775	758
	Intel Corp.	3.150%	5/11/27	950	963
	Intel Corp.	4.000%	12/15/32	475	521
	Intel Corp.	4.800%	10/1/41	1,130	1,311
	Intel Corp.	4.250%	12/15/42	775	835
	Intel Corp.	4.900%	7/29/45	1,150	1,373
	Intel Corp.	4.100%	5/19/46	1,000	1,048
	Intel Corp.	4.100%	5/11/47	1,500	1,579
	International Business Machines Corp.	1.950%	2/12/19	675	678
	International Business Machines Corp.	1.800%	5/17/19	2,000	2,004
	International Business Machines Corp.	1.900%	1/27/20	1,500	1,500
	International Business Machines Corp.	1.625%	5/15/20	770	766
	International Business Machines Corp.	2.900%	11/1/21	200	205

International Business Machines Corp.	2.500%	1/27/22	850	858
International Business Machines Corp.	1.875%	8/1/22	2,550	2,499
International Business Machines Corp.	2.875%	11/9/22	850	865
International Business Machines Corp.	3.375%	8/1/23	600	624
International Business Machines Corp.	3.625%	2/12/24	1,400	1,468
International Business Machines Corp.	3.450%	2/19/26	1,000	1,032
International Business Machines Corp.	3.300%	1/27/27	500	506
International Business Machines Corp.	5.600%	11/30/39	1,114	1,378
International Business Machines Corp.	4.000%	6/20/42	753	754
International Business Machines Corp.	4.700%	2/19/46	1,000	1,118
Jabil Inc.	5.625%	12/15/20	250	271
Juniper Networks Inc.	3.125%	2/26/19	250	254
Juniper Networks Inc.	3.300%	6/15/20	475	486
Juniper Networks Inc.	4.600%	3/15/21	360	383
Juniper Networks Inc.	4.350%	6/15/25	200	209
Juniper Networks Inc.	5.950%	3/15/41	150	169
Keysight Technologies Inc.	3.300%	10/30/19	350	355
Keysight Technologies Inc.	4.550%	10/30/24	325	343
Keysight Technologies Inc.	4.600%	4/6/27	600	630
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,105
KLA-Tencor Corp.	4.650%	11/1/24	400	433
Lam Research Corp.	2.750%	3/15/20	325	330
Lam Research Corp.	2.800%	6/15/21	450	456
Lam Research Corp.	3.800%	3/15/25	425	436
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	1,056
Microsoft Corp.	1.300%	11/3/18	2,400	2,395
Microsoft Corp.	4.200%	6/1/19	460	479
Microsoft Corp.	1.100%	8/8/19	1,775	1,758
Microsoft Corp.	1.850%	2/6/20	1,225	1,229
Microsoft Corp.	1.850%	2/12/20	1,100	1,103
Microsoft Corp.	3.000%	10/1/20	250	259
Microsoft Corp.	2.000%	11/3/20	1,975	1,983
Microsoft Corp.	1.550%	8/8/21	1,950	1,914
Microsoft Corp.	2.400%	2/6/22	1,500	1,515
Microsoft Corp.	2.375%	2/12/22	1,600	1,613
Microsoft Corp.	2.650%	11/3/22	2,150	2,186
Microsoft Corp.	2.125%	11/15/22	225	223
Microsoft Corp.	2.375%	5/1/23	225	225
Microsoft Corp.	2.000%	8/8/23	2,050	2,004
Microsoft Corp.	3.625%	12/15/23	750	798
Microsoft Corp.	2.875%	2/6/24	3,125	3,187
Microsoft Corp.	2.700%	2/12/25	1,025	1,029
Microsoft Corp.	3.125%	11/3/25	2,000	2,055
Microsoft Corp.	2.400%	8/8/26	3,200	3,085
Microsoft Corp.	3.300%	2/6/27	3,000	3,099
Microsoft Corp.	3.500%	2/12/35	1,300	1,324
Microsoft Corp.	4.200%	11/3/35	575	639
Microsoft Corp.	3.450%	8/8/36	1,825	1,843
Microsoft Corp.	4.100%	2/6/37	2,075	2,264
Microsoft Corp.	5.200%	6/1/39	229	283
Microsoft Corp.	4.500%	10/1/40	125	141
Microsoft Corp.	5.300%	2/8/41	600	750
Microsoft Corp.	3.500%	11/15/42	850	825
Microsoft Corp.	3.750%	5/1/43	385	389
Microsoft Corp.	4.875%	12/15/43	350	410

	Microsoft Corp.	3.750%	2/12/45	400	408
	Microsoft Corp.	4.450%	11/3/45	2,750	3,098
	Microsoft Corp.	3.700%	8/8/46	3,375	3,405
	Microsoft Corp.	4.250%	2/6/47	2,975	3,272
	Microsoft Corp.	4.000%	2/12/55	2,000	2,076
	Microsoft Corp.	4.750%	11/3/55	700	822
	Microsoft Corp.	3.950%	8/8/56	1,600	1,649
	Microsoft Corp.	4.500%	2/6/57	2,000	2,271
	Motorola Solutions Inc.	3.750%	5/15/22	400	411
	Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,105
	Motorola Solutions Inc.	4.000%	9/1/24	500	510
	Motorola Solutions Inc.	7.500%	5/15/25	75	90
	Motorola Solutions Inc.	5.500%	9/1/44	300	301
	NetApp Inc.	2.000%	9/27/19	300	299
	NetApp Inc.	3.375%	6/15/21	900	922
	NetApp Inc.	3.300%	9/29/24	300	299
	NVIDIA Corp.	2.200%	9/16/21	715	710
	NVIDIA Corp.	3.200%	9/16/26	964	958
	Oracle Corp.	2.375%	1/15/19	525	530
	Oracle Corp.	5.000%	7/8/19	1,175	1,242
	Oracle Corp.	2.250%	10/8/19	2,850	2,883
	Oracle Corp.	1.900%	9/15/21	5,300	5,255
	Oracle Corp.	2.500%	5/15/22	2,587	2,623
	Oracle Corp.	2.500%	10/15/22	1,700	1,709
	Oracle Corp.	2.400%	9/15/23	1,720	1,708
	Oracle Corp.	3.400%	7/8/24	2,350	2,452
	Oracle Corp.	2.950%	5/15/25	1,000	1,008
	Oracle Corp.	2.650%	7/15/26	3,100	3,028
	Oracle Corp.	3.250%	5/15/30	275	277
	Oracle Corp.	4.300%	7/8/34	1,350	1,483
	Oracle Corp.	3.900%	5/15/35	1,350	1,415
	Oracle Corp.	3.850%	7/15/36	1,725	1,779
	Oracle Corp.	6.500%	4/15/38	625	860
	Oracle Corp.	6.125%	7/8/39	645	867
	Oracle Corp.	5.375%	7/15/40	1,375	1,701
	Oracle Corp.	4.500%	7/8/44	775	852
	Oracle Corp.	4.125%	5/15/45	400	421
	Oracle Corp.	4.000%	7/15/46	2,500	2,583
	Oracle Corp.	4.375%	5/15/55	1,000	1,071
	Pitney Bowes Inc.	3.375%	10/1/21	1,050	1,033
	Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,015
	QUALCOMM Inc.	1.850%	5/20/19	1,150	1,153
	QUALCOMM Inc.	2.100%	5/20/20	1,200	1,206
	QUALCOMM Inc.	2.250%	5/20/20	1,000	1,009
	QUALCOMM Inc.	3.000%	5/20/22	1,275	1,310
	QUALCOMM Inc.	2.600%	1/30/23	1,150	1,153
	QUALCOMM Inc.	2.900%	5/20/24	1,400	1,406
	QUALCOMM Inc.	3.450%	5/20/25	1,475	1,520
	QUALCOMM Inc.	3.250%	5/20/27	1,925	1,940
	QUALCOMM Inc.	4.650%	5/20/35	785	862
	QUALCOMM Inc.	4.800%	5/20/45	1,175	1,290
	QUALCOMM Inc.	4.300%	5/20/47	1,400	1,421
12	Seagate HDD Cayman	4.250%	3/1/22	500	498
	Seagate HDD Cayman	4.750%	6/1/23	1,500	1,515
12	Seagate HDD Cayman	4.875%	3/1/24	350	345
	Seagate HDD Cayman	4.750%	1/1/25	975	951
	Seagate HDD Cayman	4.875%	6/1/27	465	438

Tech Data Corp.	3.700%	2/15/22	350	352
Tech Data Corp.	4.950%	2/15/27	400	412
Texas Instruments Inc.	1.650%	8/3/19	1,000	997
Texas Instruments Inc.	2.750%	3/12/21	250	255
Texas Instruments Inc.	1.850%	5/15/22	500	491
Texas Instruments Inc.	2.625%	5/15/24	225	224
Total System Services Inc.	3.800%	4/1/21	725	753
Total System Services Inc.	3.750%	6/1/23	500	512
Total System Services Inc.	4.800%	4/1/26	1,175	1,277
Trimble Navigation Ltd.	4.750%	12/1/24	225	241
Tyco Electronics Group SA	6.550%	10/1/17	355	355
Tyco Electronics Group SA	2.350%	8/1/19	200	201
Tyco Electronics Group SA	3.500%	2/3/22	750	777
Tyco Electronics Group SA	3.450%	8/1/24	425	438
Tyco Electronics Group SA	3.125%	8/15/27	450	445
Tyco Electronics Group SA	7.125%	10/1/37	700	979
Verisk Analytics Inc.	5.800%	5/1/21	325	359
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,367
Verisk Analytics Inc.	4.000%	6/15/25	750	780
Verisk Analytics Inc.	5.500%	6/15/45	350	394
VMware Inc.	2.300%	8/21/20	955	958
VMware Inc.	2.950%	8/21/22	1,150	1,155
VMware Inc.	3.900%	8/21/27	975	986
Xerox Corp.	2.750%	3/15/19	250	251
Xerox Corp.	5.625%	12/15/19	650	693
Xerox Corp.	2.800%	5/15/20	300	300
Xerox Corp.	4.070%	3/17/22	445	453
Xerox Corp.	3.625%	3/15/23	800	793
Xilinx Inc.	2.125%	3/15/19	325	326
Xilinx Inc.	3.000%	3/15/21	1,275	1,297

Transportation (0.2%)
7 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	216	225
7 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	894	953
7 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	429	438
7 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	814	817
7 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	121	121
7 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	265	272
7 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	214	223
7 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	476	484
7 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	974	970
7 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	150	148
7 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	225	222
7 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	500	512

7 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	75	78
7 BNSF Funding Trust I	6.613%	12/15/55	325	371
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	286
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	434
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	426
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	437
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	412
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	639
Burlington Northern Santa Fe LLC	3.850%	9/1/23	325	347
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	424
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	415
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	253
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,105
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	889
Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	690
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	164
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	524
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	571
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	437
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,119
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	230
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	620
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	540
Burlington Northern Santa Fe LLC	4.450%	3/15/43	450	492
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	598
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	932
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	659
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	318
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	341
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	560
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	894
Canadian National Railway Co.	5.550%	3/1/19	265	279
Canadian National Railway Co.	2.850%	12/15/21	550	560
Canadian National Railway Co.	2.750%	3/1/26	750	741
Canadian National Railway Co.	6.250%	8/1/34	350	460
Canadian National Railway Co.	6.200%	6/1/36	350	462
Canadian National Railway Co.	6.375%	11/15/37	350	475
Canadian Pacific Railway Co.	4.500%	1/15/22	2,366	2,521
Canadian Pacific Railway Co.	4.450%	3/15/23	225	242
Canadian Pacific Railway Co.	2.900%	2/1/25	100	99
Canadian Pacific Railway Co.	7.125%	10/15/31	225	307
Canadian Pacific Railway Co.	5.750%	3/15/33	425	504
Canadian Pacific Railway Co.	5.950%	5/15/37	775	976
Canadian Pacific Railway Co.	5.750%	1/15/42	110	135
Canadian Pacific Railway Co.	4.800%	8/1/45	200	229
Canadian Pacific Railway Co.	6.125%	9/15/15	230	288
7 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	846	927
7 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	723	762
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	370	388
CSX Corp.	3.700%	10/30/20	205	213
CSX Corp.	4.250%	6/1/21	900	954
CSX Corp.	3.350%	11/1/25	400	407
CSX Corp.	3.250%	6/1/27	1,500	1,496

	CSX Corp.	6.220%	4/30/40	174	225
	CSX Corp.	5.500%	4/15/41	425	503
	CSX Corp.	4.750%	5/30/42	1,310	1,429
	CSX Corp.	4.400%	3/1/43	93	97
	CSX Corp.	4.100%	3/15/44	800	799
	CSX Corp.	3.950%	5/1/50	650	617
	CSX Corp.	4.250%	11/1/66	500	480
7	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	291	335
7	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	68	75
7	Delta Air Lines 2010-2 Class A Pass
	Through Trust	4.950%	11/23/20	41	42
7	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	48	50
7	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	343	356
	Delta Air Lines Inc.	2.875%	3/13/20	750	759
	Delta Air Lines Inc.	3.625%	3/15/22	750	768
	FedEx Corp.	8.000%	1/15/19	475	512
	FedEx Corp.	2.625%	8/1/22	2,150	2,169
	FedEx Corp.	4.000%	1/15/24	450	480
	FedEx Corp.	3.250%	4/1/26	500	504
	FedEx Corp.	3.300%	3/15/27	350	352
	FedEx Corp.	3.900%	2/1/35	200	202
	FedEx Corp.	3.875%	8/1/42	200	191
	FedEx Corp.	4.100%	4/15/43	300	297
	FedEx Corp.	5.100%	1/15/44	500	561
	FedEx Corp.	4.750%	11/15/45	975	1,063
	FedEx Corp.	4.550%	4/1/46	550	586
	FedEx Corp.	4.400%	1/15/47	500	519
	FedEx Corp.	4.500%	2/1/65	150	146
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	410
	Kansas City Southern	3.000%	5/15/23	500	499
	Kansas City Southern	4.300%	5/15/43	250	250
	Kansas City Southern	4.950%	8/15/45	375	418
7	Latam Airlines 2015-1 Pass Through Trust
	A	4.200%	8/15/29	228	233
	Norfolk Southern Corp.	5.900%	6/15/19	335	356
	Norfolk Southern Corp.	3.250%	12/1/21	325	335
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,913
	Norfolk Southern Corp.	2.903%	2/15/23	780	791
	Norfolk Southern Corp.	5.590%	5/17/25	164	188
	Norfolk Southern Corp.	7.800%	5/15/27	100	133
	Norfolk Southern Corp.	4.837%	10/1/41	565	636
	Norfolk Southern Corp.	3.950%	10/1/42	425	424
	Norfolk Southern Corp.	4.450%	6/15/45	275	295
	Norfolk Southern Corp.	4.650%	1/15/46	200	222
12	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,697
	Norfolk Southern Corp.	6.000%	3/15/05	160	197
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	138
7	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	157	171
	Ryder System Inc.	2.450%	11/15/18	1,000	1,005
	Ryder System Inc.	2.350%	2/26/19	1,350	1,356
	Ryder System Inc.	2.550%	6/1/19	800	807
	Ryder System Inc.	2.500%	5/11/20	200	202

Ryder System Inc.	2.875%	9/1/20	125	127
Ryder System Inc.	2.250%	9/1/21	100	99
Southwest Airlines Co.	2.750%	11/6/19	25	25
Southwest Airlines Co.	2.650%	11/5/20	540	547
Southwest Airlines Co.	3.000%	11/15/26	400	386
7 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	90	99
7 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	302	315
Trinity Industries Inc.	4.550%	10/1/24	225	228
Union Pacific Corp.	1.800%	2/1/20	450	448
Union Pacific Corp.	2.250%	6/19/20	300	302
Union Pacific Corp.	4.163%	7/15/22	50	54
Union Pacific Corp.	2.750%	4/15/23	200	201
Union Pacific Corp.	3.250%	1/15/25	400	409
Union Pacific Corp.	3.250%	8/15/25	900	922
Union Pacific Corp.	2.750%	3/1/26	350	347
Union Pacific Corp.	3.000%	4/15/27	1,750	1,755
Union Pacific Corp.	3.375%	2/1/35	900	883
Union Pacific Corp.	3.600%	9/15/37	75	76
Union Pacific Corp.	4.250%	4/15/43	400	426
Union Pacific Corp.	4.821%	2/1/44	250	288
Union Pacific Corp.	4.150%	1/15/45	400	421
Union Pacific Corp.	4.050%	11/15/45	250	260
Union Pacific Corp.	4.050%	3/1/46	500	521
Union Pacific Corp.	4.000%	4/15/47	550	574
Union Pacific Corp.	3.799%	10/1/51	1,257	1,233
Union Pacific Corp.	3.875%	2/1/55	400	393
Union Pacific Corp.	4.375%	11/15/65	800	844
Union Pacific Corp.	4.100%	9/15/67	350	352
7 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	597	632
7 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	666	700
7 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	204
7 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	404	411
7 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	400	406
7 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,550	2,541
United Parcel Service Inc.	5.125%	4/1/19	175	184
United Parcel Service Inc.	3.125%	1/15/21	990	1,024
United Parcel Service Inc.	2.450%	10/1/22	925	930
United Parcel Service Inc.	2.400%	11/15/26	2,075	1,998
United Parcel Service Inc.	6.200%	1/15/38	820	1,106
United Parcel Service Inc.	4.875%	11/15/40	350	408
United Parcel Service Inc.	3.625%	10/1/42	675	670
United Parcel Service Inc.	3.400%	11/15/46	340	323
7 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	161	167
7 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	55	59
				2,414,022

Utilities (0.8%)
	Electric (0.7%)
12	AEP Texas Inc.	2.400%	10/1/22	300	298
12	AEP Texas Inc.	3.800%	10/1/47	250	248
	AEP Transmission Co. LLC	3.100%	12/1/26	200	200
	AEP Transmission Co. LLC	4.000%	12/1/46	200	205
	Alabama Power Co.	2.450%	3/30/22	1,000	1,001
	Alabama Power Co.	3.550%	12/1/23	700	731
	Alabama Power Co.	6.000%	3/1/39	100	129
	Alabama Power Co.	3.850%	12/1/42	125	126
	Alabama Power Co.	4.150%	8/15/44	300	316
	Alabama Power Co.	3.750%	3/1/45	875	880
	Alabama Power Co.	4.300%	1/2/46	300	322
	Ameren Corp.	2.700%	11/15/20	825	834
	Ameren Corp.	3.650%	2/15/26	465	476
	Ameren Illinois Co.	2.700%	9/1/22	250	253
	Ameren Illinois Co.	3.250%	3/1/25	275	280
	Ameren Illinois Co.	4.150%	3/15/46	500	530
	Appalachian Power Co.	3.400%	6/1/25	400	408
	Appalachian Power Co.	7.000%	4/1/38	260	364
	Appalachian Power Co.	4.400%	5/15/44	825	876
	Arizona Public Service Co.	3.150%	5/15/25	500	503
	Arizona Public Service Co.	2.950%	9/15/27	300	297
	Arizona Public Service Co.	5.050%	9/1/41	575	669
	Arizona Public Service Co.	4.500%	4/1/42	25	27
	Arizona Public Service Co.	4.350%	11/15/45	50	54
	Arizona Public Service Co.	3.750%	5/15/46	650	638
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	982
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	668
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	249
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	202
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	552
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	1,034
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,700
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,552
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	227
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	558
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	624
	Black Hills Corp.	3.950%	1/15/26	250	259
	Black Hills Corp.	3.150%	1/15/27	350	340
	Black Hills Corp.	4.200%	9/15/46	375	371
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,598
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	248
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	143
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	199
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	680
	CenterPoint Energy Inc.	2.500%	9/1/22	400	399
	Cleco Corporate Holdings LLC	3.743%	5/1/26	725	730
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	296
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,037
	CMS Energy Corp.	8.750%	6/15/19	500	555
	CMS Energy Corp.	6.250%	2/1/20	600	654
	CMS Energy Corp.	5.050%	3/15/22	500	549
	CMS Energy Corp.	3.450%	8/15/27	275	277
	CMS Energy Corp.	4.875%	3/1/44	300	336

Commonwealth Edison Co.	3.400%	9/1/21	250	259
Commonwealth Edison Co.	2.950%	8/15/27	275	273
Commonwealth Edison Co.	5.900%	3/15/36	500	635
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,391
Commonwealth Edison Co.	4.600%	8/15/43	550	617
Commonwealth Edison Co.	4.700%	1/15/44	900	1,028
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,480
Commonwealth Edison Co.	3.650%	6/15/46	200	197
Commonwealth Edison Co.	3.750%	8/15/47	500	501
Connecticut Light & Power Co.	3.200%	3/15/27	250	252
Connecticut Light & Power Co.	4.300%	4/15/44	1,200	1,309
Connecticut Light & Power Co.	4.150%	6/1/45	75	80
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,225	1,309
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	905
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	354
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,087
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	393
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	563
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	488
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,693
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	419
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	344
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	375	386
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	80
Consolidated Edison Inc.	2.000%	3/15/20	350	350
Consolidated Edison Inc.	2.000%	5/15/21	300	297
Constellation Energy Group Inc.	5.150%	12/1/20	495	533
Consumers Energy Co.	6.125%	3/15/19	250	265
Consumers Energy Co.	6.700%	9/15/19	300	327
Consumers Energy Co.	2.850%	5/15/22	250	255
Consumers Energy Co.	3.375%	8/15/23	225	234
Consumers Energy Co.	3.250%	8/15/46	550	505
Consumers Energy Co.	3.950%	7/15/47	500	519
Delmarva Power & Light Co.	3.500%	11/15/23	125	130
Delmarva Power & Light Co.	4.150%	5/15/45	600	628
Dominion Energy Inc.	1.875%	1/15/19	400	400
Dominion Energy Inc.	2.500%	12/1/19	400	403
Dominion Energy Inc.	2.579%	7/1/20	500	504
Dominion Energy Inc.	4.450%	3/15/21	125	133
Dominion Energy Inc.	2.750%	1/15/22	350	352
Dominion Energy Inc.	2.750%	9/15/22	100	100
Dominion Energy Inc.	3.625%	12/1/24	800	821
Dominion Energy Inc.	3.900%	10/1/25	425	443
Dominion Energy Inc.	6.300%	3/15/33	500	627
Dominion Energy Inc.	5.250%	8/1/33	200	227
Dominion Energy Inc.	4.900%	8/1/41	550	609
Dominion Energy Inc.	4.050%	9/15/42	325	320
Dominion Energy Inc.	4.700%	12/1/44	600	652
7 Dominion Energy Inc.	5.750%	10/1/54	375	403
DTE Electric Co.	3.450%	10/1/20	410	425
DTE Electric Co.	3.375%	3/1/25	150	154
DTE Electric Co.	4.000%	4/1/43	300	311
DTE Electric Co.	4.300%	7/1/44	300	325
DTE Electric Co.	3.700%	6/1/46	750	745
DTE Electric Co.	3.750%	8/15/47	450	455
DTE Energy Co.	1.500%	10/1/19	525	518
DTE Energy Co.	2.400%	12/1/19	350	351

DTE Energy Co.	3.500%	6/1/24	525	533
DTE Energy Co.	2.850%	10/1/26	2,450	2,337
DTE Energy Co.	3.800%	3/15/27	500	515
Duke Energy Carolinas LLC	4.300%	6/15/20	500	530
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,089
Duke Energy Carolinas LLC	2.950%	12/1/26	850	844
Duke Energy Carolinas LLC	6.000%	12/1/28	300	371
Duke Energy Carolinas LLC	6.100%	6/1/37	425	544
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	710	866
Duke Energy Carolinas LLC	4.250%	12/15/41	800	869
Duke Energy Carolinas LLC	4.000%	9/30/42	425	444
Duke Energy Carolinas LLC	3.875%	3/15/46	750	761
Duke Energy Corp.	5.050%	9/15/19	425	450
Duke Energy Corp.	2.400%	8/15/22	1,000	993
Duke Energy Corp.	3.050%	8/15/22	200	204
Duke Energy Corp.	3.950%	10/15/23	225	237
Duke Energy Corp.	3.750%	4/15/24	475	496
Duke Energy Corp.	2.650%	9/1/26	220	210
Duke Energy Corp.	3.150%	8/15/27	800	792
Duke Energy Corp.	4.800%	12/15/45	700	784
Duke Energy Corp.	3.750%	9/1/46	150	144
Duke Energy Corp.	3.950%	8/15/47	500	498
Duke Energy Florida LLC	3.200%	1/15/27	450	455
Duke Energy Florida LLC	6.350%	9/15/37	525	708
Duke Energy Florida LLC	6.400%	6/15/38	600	821
Duke Energy Florida LLC	3.400%	10/1/46	400	373
7 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	131	130
7 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	195
7 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	387
7 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	187
7 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	304
Duke Energy Indiana LLC	3.750%	7/15/20	185	193
Duke Energy Indiana LLC	6.120%	10/15/35	1,475	1,899
Duke Energy Indiana LLC	4.900%	7/15/43	250	288
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,098
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,203
Duke Energy Progress Llc	5.300%	1/15/19	675	704
Duke Energy Progress Llc	3.000%	9/15/21	750	772
Duke Energy Progress Llc	2.800%	5/15/22	350	358
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,840
Duke Energy Progress LLC	4.375%	3/30/44	525	578
Duke Energy Progress LLC	4.150%	12/1/44	300	320
Duke Energy Progress LLC	4.200%	8/15/45	525	566
Duke Energy Progress LLC	3.700%	10/15/46	175	174
Edison International	2.125%	4/15/20	1,000	1,000
Edison International	2.400%	9/15/22	150	149
Edison International	2.950%	3/15/23	950	962
El Paso Electric Co.	6.000%	5/15/35	175	205
El Paso Electric Co.	5.000%	12/1/44	250	263
Emera US Finance LP	2.150%	6/15/19	150	150
Emera US Finance LP	2.700%	6/15/21	275	275
Emera US Finance LP	3.550%	6/15/26	375	378
Emera US Finance LP	4.750%	6/15/46	1,825	1,962
Enel Americas SA	4.000%	10/25/26	200	203
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,303

Entergy Arkansas Inc.	3.500%	4/1/26	150	154
Entergy Corp.	2.950%	9/1/26	575	553
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,755
Entergy Louisiana LLC	5.400%	11/1/24	175	203
Entergy Louisiana LLC	2.400%	10/1/26	500	475
Entergy Louisiana LLC	3.120%	9/1/27	350	351
Entergy Louisiana LLC	3.250%	4/1/28	300	302
Entergy Louisiana LLC	3.050%	6/1/31	1,025	991
Entergy Louisiana LLC	4.950%	1/15/45	400	414
Entergy Texas Inc.	7.125%	2/1/19	300	319
Eversource Energy	4.500%	11/15/19	2,357	2,470
Exelon Corp.	2.850%	6/15/20	225	229
Exelon Corp.	2.450%	4/15/21	250	250
Exelon Corp.	3.497%	6/1/22	500	514
Exelon Corp.	3.950%	6/15/25	600	625
Exelon Corp.	3.400%	4/15/26	1,500	1,502
Exelon Corp.	4.950%	6/15/35	800	894
Exelon Corp.	5.625%	6/15/35	365	438
Exelon Corp.	5.100%	6/15/45	200	227
Exelon Corp.	4.450%	4/15/46	500	523
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	1,017
Exelon Generation Co. LLC	4.000%	10/1/20	575	601
Exelon Generation Co. LLC	3.400%	3/15/22	1,000	1,027
Exelon Generation Co. LLC	4.250%	6/15/22	500	534
Exelon Generation Co. LLC	5.750%	10/1/41	300	311
Exelon Generation Co. LLC	5.600%	6/15/42	1,171	1,197
FirstEnergy Corp.	2.850%	7/15/22	500	500
FirstEnergy Corp.	4.250%	3/15/23	200	211
FirstEnergy Corp.	3.900%	7/15/27	1,475	1,497
FirstEnergy Corp.	7.375%	11/15/31	1,400	1,853
FirstEnergy Corp.	4.850%	7/15/47	1,000	1,049
Florida Power & Light Co.	2.750%	6/1/23	325	330
Florida Power & Light Co.	3.250%	6/1/24	300	310
Florida Power & Light Co.	5.625%	4/1/34	225	277
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	5.950%	2/1/38	175	230
Florida Power & Light Co.	5.960%	4/1/39	225	299
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,688
Florida Power & Light Co.	3.800%	12/15/42	925	945
Florida Power & Light Co.	4.050%	10/1/44	500	539
Fortis Inc.	2.100%	10/4/21	200	196
Fortis Inc.	3.055%	10/4/26	1,800	1,747
Georgia Power Co.	1.950%	12/1/18	450	451
Georgia Power Co.	2.000%	3/30/20	350	350
Georgia Power Co.	2.000%	9/8/20	300	299
Georgia Power Co.	2.400%	4/1/21	875	876
Georgia Power Co.	2.850%	5/15/22	300	304
Georgia Power Co.	3.250%	4/1/26	1,800	1,809
Georgia Power Co.	3.250%	3/30/27	575	573
Georgia Power Co.	5.950%	2/1/39	150	187
Georgia Power Co.	4.750%	9/1/40	125	136
Georgia Power Co.	4.300%	3/15/42	675	708
Georgia Power Co.	4.300%	3/15/43	250	260
Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,167
Gulf Power Co.	3.300%	5/30/27	250	253
Iberdrola International BV	6.750%	7/15/36	175	228
Indiana Michigan Power Co.	7.000%	3/15/19	300	321

Indiana Michigan Power Co.	3.750%	7/1/47	550	539
Interstate Power & Light Co.	6.250%	7/15/39	100	131
Interstate Power & Light Co.	3.700%	9/15/46	425	411
ITC Holdings Corp.	4.050%	7/1/23	175	182
ITC Holdings Corp.	3.650%	6/15/24	300	307
ITC Holdings Corp.	5.300%	7/1/43	1,300	1,521
7 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	161	178
Kansas City Power & Light Co.	6.050%	11/15/35	200	249
Kansas City Power & Light Co.	5.300%	10/1/41	830	959
Kansas City Power & Light Co.	4.200%	6/15/47	225	232
Kentucky Utilities Co.	3.250%	11/1/20	200	206
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,195
MidAmerican Energy Co.	3.100%	5/1/27	500	501
MidAmerican Energy Co.	6.750%	12/30/31	725	976
MidAmerican Energy Co.	4.800%	9/15/43	225	261
MidAmerican Energy Co.	3.950%	8/1/47	400	415
Mississippi Power Co.	4.250%	3/15/42	375	355
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,197
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	1,050	1,049
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	76
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,303
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	906
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	1,300	1,309
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	675	677
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,200	1,206
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	76
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	789	839
7 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	103
7 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	346
Nevada Power Co.	6.650%	4/1/36	410	551
Nevada Power Co.	5.450%	5/15/41	500	607
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	201
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	480
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,429
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	1,026
Northern States Power Co.	2.200%	8/15/20	200	201
Northern States Power Co.	6.250%	6/1/36	650	855
Northern States Power Co.	6.200%	7/1/37	250	334
Northern States Power Co.	5.350%	11/1/39	375	463
Northern States Power Co.	3.400%	8/15/42	360	344
Northern States Power Co.	4.125%	5/15/44	100	105
Northern States Power Co.	4.000%	8/15/45	200	208
NorthWestern Corp.	4.176%	11/15/44	250	263
NSTAR Electric Co.	3.200%	5/15/27	275	276

NSTAR Electric Co.	5.500%	3/15/40	550	685
NV Energy Inc.	6.250%	11/15/20	225	251
Oglethorpe Power Corp.	6.100%	3/15/19	200	211
Oglethorpe Power Corp.	5.950%	11/1/39	100	124
Oglethorpe Power Corp.	5.375%	11/1/40	630	731
Ohio Power Co.	5.375%	10/1/21	575	638
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	238
Oklahoma Gas & Electric Co.	3.850%	8/15/47	925	930
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,076
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	625	666
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	239
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,396
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	484
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	556
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	489
Pacific Gas & Electric Co.	8.250%	10/15/18	275	292
Pacific Gas & Electric Co.	3.500%	10/1/20	610	634
Pacific Gas & Electric Co.	4.250%	5/15/21	225	239
Pacific Gas & Electric Co.	2.450%	8/15/22	225	225
Pacific Gas & Electric Co.	3.250%	6/15/23	575	594
Pacific Gas & Electric Co.	3.750%	2/15/24	350	368
Pacific Gas & Electric Co.	3.400%	8/15/24	625	643
Pacific Gas & Electric Co.	6.050%	3/1/34	2,235	2,907
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,303
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,331
Pacific Gas & Electric Co.	4.450%	4/15/42	300	333
Pacific Gas & Electric Co.	4.600%	6/15/43	275	306
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,152
Pacific Gas & Electric Co.	4.300%	3/15/45	475	515
Pacific Gas & Electric Co.	4.250%	3/15/46	375	403
Pacific Gas & Electric Co.	4.000%	12/1/46	675	706
PacifiCorp	2.950%	2/1/22	1,000	1,022
PacifiCorp	3.600%	4/1/24	500	521
PacifiCorp	5.250%	6/15/35	475	562
PacifiCorp	6.100%	8/1/36	500	653
PacifiCorp	5.750%	4/1/37	410	520
PacifiCorp	6.250%	10/15/37	600	802
PacifiCorp	4.100%	2/1/42	150	158
PECO Energy Co.	2.375%	9/15/22	225	224
Pennsylvania Electric Co.	5.200%	4/1/20	205	218
PG&E Corp.	2.400%	3/1/19	1,650	1,656
Potomac Electric Power Co.	6.500%	11/15/37	400	547
Potomac Electric Power Co.	4.150%	3/15/43	550	577
PPL Capital Funding Inc.	3.500%	12/1/22	375	388
PPL Capital Funding Inc.	3.950%	3/15/24	225	236
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,618
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,521
PPL Electric Utilities Corp.	6.250%	5/15/39	225	300
PPL Electric Utilities Corp.	4.750%	7/15/43	200	228
PPL Electric Utilities Corp.	3.950%	6/1/47	350	359
Progress Energy Inc.	3.150%	4/1/22	1,500	1,528
Progress Energy Inc.	7.750%	3/1/31	625	881
Progress Energy Inc.	7.000%	10/30/31	200	267
Progress Energy Inc.	6.000%	12/1/39	285	362
PSEG Power LLC	5.125%	4/15/20	150	160
PSEG Power LLC	3.000%	6/15/21	325	331
Public Service Co. of Colorado	5.125%	6/1/19	175	184

Public Service Co. of Colorado	3.200%	11/15/20	700	721
Public Service Co. of Colorado	3.600%	9/15/42	225	219
Public Service Co. of Colorado	4.300%	3/15/44	200	217
Public Service Co. of Colorado	3.800%	6/15/47	250	253
Public Service Co. of New Hampshire	3.500%	11/1/23	150	155
Public Service Co. of Oklahoma	5.150%	12/1/19	600	634
Public Service Electric & Gas Co.	1.900%	3/15/21	200	198
Public Service Electric & Gas Co.	2.375%	5/15/23	225	224
Public Service Electric & Gas Co.	3.000%	5/15/25	500	500
Public Service Electric & Gas Co.	3.000%	5/15/27	250	247
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,602
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,013
Puget Energy Inc.	6.500%	12/15/20	250	280
Puget Energy Inc.	6.000%	9/1/21	400	446
Puget Energy Inc.	3.650%	5/15/25	1,550	1,570
Puget Sound Energy Inc.	6.274%	3/15/37	450	589
Puget Sound Energy Inc.	5.757%	10/1/39	495	619
Puget Sound Energy Inc.	5.638%	4/15/41	390	490
San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
San Diego Gas & Electric Co.	2.500%	5/15/26	350	338
San Diego Gas & Electric Co.	4.500%	8/15/40	255	290
San Diego Gas & Electric Co.	3.750%	6/1/47	350	357
SCANA Corp.	4.750%	5/15/21	230	241
Sierra Pacific Power Co.	2.600%	5/1/26	300	290
Sierra Pacific Power Co.	6.750%	7/1/37	400	539
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,152
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	519
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	190
South Carolina Electric & Gas Co.	5.450%	2/1/41	250	295
South Carolina Electric & Gas Co.	4.350%	2/1/42	375	388
South Carolina Electric & Gas Co.	4.600%	6/15/43	300	326
South Carolina Electric & Gas Co.	4.100%	6/15/46	830	839
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	312
South Carolina Electric & Gas Co.	5.100%	6/1/65	375	432
Southern California Edison Co.	3.875%	6/1/21	350	369
7 Southern California Edison Co.	1.845%	2/1/22	225	222
Southern California Edison Co.	3.500%	10/1/23	300	312
Southern California Edison Co.	6.650%	4/1/29	225	291
Southern California Edison Co.	5.750%	4/1/35	508	639
Southern California Edison Co.	5.350%	7/15/35	1,135	1,373
Southern California Edison Co.	4.500%	9/1/40	205	227
Southern California Edison Co.	4.050%	3/15/42	425	447
Southern California Edison Co.	3.900%	3/15/43	475	488
Southern California Edison Co.	4.650%	10/1/43	455	524
Southern California Edison Co.	3.600%	2/1/45	150	149
Southern California Edison Co.	4.000%	4/1/47	550	578
Southern Co.	1.850%	7/1/19	325	324
Southern Co.	2.150%	9/1/19	850	852
Southern Co.	2.750%	6/15/20	450	457
Southern Co.	2.350%	7/1/21	600	596
Southern Co.	2.950%	7/1/23	525	527
Southern Co.	3.250%	7/1/26	1,125	1,111
Southern Co.	4.250%	7/1/36	875	901
Southern Co.	4.400%	7/1/46	1,175	1,216
Southern Power Co.	1.950%	12/15/19	350	349
Southern Power Co.	2.375%	6/1/20	100	100
Southern Power Co.	2.500%	12/15/21	350	348

Southern Power Co.	4.150%	12/1/25	375	395
Southern Power Co.	5.150%	9/15/41	710	773
Southern Power Co.	5.250%	7/15/43	500	548
Southern Power Co.	4.950%	12/15/46	300	320
Southwestern Electric Power Co.	6.450%	1/15/19	250	264
Southwestern Electric Power Co.	2.750%	10/1/26	300	290
Southwestern Electric Power Co.	6.200%	3/15/40	75	98
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,403
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,903
Southwestern Public Service Co.	4.500%	8/15/41	100	110
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,371
Southwestern Public Service Co.	3.700%	8/15/47	250	248
Tampa Electric Co.	5.400%	5/15/21	175	193
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	150	196
Tampa Electric Co.	4.350%	5/15/44	250	264
TECO Finance Inc.	5.150%	3/15/20	225	240
TransAlta Corp.	4.500%	11/15/22	325	331
TransAlta Corp.	6.500%	3/15/40	250	247
Tucson Electric Power Co.	3.050%	3/15/25	200	196
UIL Holdings Corp.	4.625%	10/1/20	300	315
Union Electric Co.	6.700%	2/1/19	235	250
Union Electric Co.	3.500%	4/15/24	1,450	1,503
Union Electric Co.	2.950%	6/15/27	300	297
Union Electric Co.	3.900%	9/15/42	425	438
Union Electric Co.	3.650%	4/15/45	575	571
Virginia Electric & Power Co.	2.950%	1/15/22	750	764
Virginia Electric & Power Co.	3.450%	2/15/24	500	517
Virginia Electric & Power Co.	3.100%	5/15/25	500	503
Virginia Electric & Power Co.	2.950%	11/15/26	300	298
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,295
Virginia Electric & Power Co.	6.000%	1/15/36	500	639
Virginia Electric & Power Co.	6.000%	5/15/37	550	708
Virginia Electric & Power Co.	6.350%	11/30/37	600	794
Virginia Electric & Power Co.	8.875%	11/15/38	450	756
Virginia Electric & Power Co.	4.000%	1/15/43	850	881
Virginia Electric & Power Co.	4.450%	2/15/44	200	217
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,028
Virginia Electric & Power Co.	3.800%	9/15/47	425	425
WEC Energy Group Inc.	2.450%	6/15/20	250	252
WEC Energy Group Inc.	3.550%	6/15/25	750	772
Westar Energy Inc.	2.550%	7/1/26	575	555
Westar Energy Inc.	3.100%	4/1/27	450	452
Westar Energy Inc.	4.125%	3/1/42	425	445
Westar Energy Inc.	4.100%	4/1/43	325	339
Westar Energy Inc.	4.250%	12/1/45	100	107
Wisconsin Electric Power Co.	2.950%	9/15/21	635	650
Wisconsin Electric Power Co.	5.625%	5/15/33	200	242
Wisconsin Electric Power Co.	4.250%	6/1/44	100	106
Wisconsin Electric Power Co.	4.300%	12/15/45	125	133
Wisconsin Power & Light Co.	6.375%	8/15/37	300	400
Wisconsin Public Service Corp.	1.650%	12/4/18	500	500
Wisconsin Public Service Corp.	3.671%	12/1/42	75	73
Xcel Energy Inc.	4.700%	5/15/20	305	321
Xcel Energy Inc.	2.600%	3/15/22	275	276
Xcel Energy Inc.	3.300%	6/1/25	150	152
Xcel Energy Inc.	3.350%	12/1/26	275	278

Xcel Energy Inc.	6.500%	7/1/36	610	812

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,247
Atmos Energy Corp.	3.000%	6/15/27	375	374
Atmos Energy Corp.	5.500%	6/15/41	800	992
Atmos Energy Corp.	4.125%	10/15/44	200	211
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	279
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	831
CenterPoint Energy Resources Corp.	4.100%	9/1/47	225	226
KeySpan Corp.	5.803%	4/1/35	250	302
NiSource Finance Corp.	6.800%	1/15/19	85	90
NiSource Finance Corp.	5.450%	9/15/20	350	381
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,114
NiSource Finance Corp.	5.950%	6/15/41	500	622
NiSource Finance Corp.	4.800%	2/15/44	200	219
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,233
ONE Gas Inc.	2.070%	2/1/19	300	300
ONE Gas Inc.	4.658%	2/1/44	125	139
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	163
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	250	236
Sempra Energy	9.800%	2/15/19	250	276
Sempra Energy	1.625%	10/7/19	400	397
Sempra Energy	2.400%	3/15/20	300	301
Sempra Energy	2.850%	11/15/20	1,225	1,242
Sempra Energy	4.050%	12/1/23	850	895
Sempra Energy	3.750%	11/15/25	330	338
Sempra Energy	3.250%	6/15/27	600	591
Sempra Energy	6.000%	10/15/39	705	887
Southern California Gas Co.	2.600%	6/15/26	750	728
Southern California Gas Co.	3.750%	9/15/42	800	812
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,250	1,280
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	438
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	365
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	152
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	128
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	436
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	518
Washington Gas Light Co.	3.796%	9/15/46	350	343

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,662
American Water Capital Corp.	2.950%	9/1/27	475	472
American Water Capital Corp.	6.593%	10/15/37	500	685
American Water Capital Corp.	4.300%	12/1/42	125	135
American Water Capital Corp.	4.000%	12/1/46	500	514
American Water Capital Corp.	3.750%	9/1/47	475	476
United Utilities plc	5.375%	2/1/19	300	312
Veolia Environnement SA	6.750%	6/1/38	325	421
				273,759
Total Corporate Bonds (Cost $3,763,856)				3,891,227
Sovereign Bonds (1.9%)
African Development Bank	1.625%	10/2/18	300	300
African Development Bank	1.000%	11/2/18	1,550	1,540
African Development Bank	1.000%	5/15/19	1,200	1,188
African Development Bank	1.375%	2/12/20	350	347

African Development Bank	1.875%	3/16/20	1,700	1,706
African Development Bank	1.250%	7/26/21	1,700	1,657
African Development Bank	2.375%	9/23/21	1,850	1,880
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	251
Asian Development Bank	0.875%	10/5/18	1,650	1,640
Asian Development Bank	1.875%	10/23/18	530	532
Asian Development Bank	1.375%	1/15/19	1,000	997
Asian Development Bank	1.750%	3/21/19	575	576
Asian Development Bank	1.875%	4/12/19	1,550	1,556
Asian Development Bank	1.000%	8/16/19	450	445
Asian Development Bank	1.750%	1/10/20	2,000	2,002
Asian Development Bank	1.500%	1/22/20	2,500	2,490
Asian Development Bank	1.375%	3/23/20	2,250	2,233
Asian Development Bank	1.625%	5/5/20	7,500	7,480
Asian Development Bank	1.625%	3/16/21	3,100	3,072
Asian Development Bank	1.750%	6/8/21	2,700	2,685
Asian Development Bank	2.000%	2/16/22	3,500	3,498
Asian Development Bank	1.875%	2/18/22	1,850	1,838
Asian Development Bank	1.750%	9/13/22	2,000	1,968
Asian Development Bank	2.000%	1/22/25	1,000	978
Asian Development Bank	2.000%	4/24/26	400	387
Asian Development Bank	2.625%	1/12/27	800	809
Canada	1.625%	2/27/19	800	798
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,948
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,507
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,832
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,063
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	445
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,800
Corp. Andina de Fomento	8.125%	6/4/19	880	966
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,517
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,022
Council Of Europe Development Bank	1.500%	5/17/19	1,200	1,198
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,296
Council Of Europe Development Bank	1.625%	3/16/21	600	594
Ecopetrol SA	5.875%	9/18/23	1,300	1,445
Ecopetrol SA	4.125%	1/16/25	1,475	1,477
Ecopetrol SA	5.375%	6/26/26	1,575	1,675
Ecopetrol SA	7.375%	9/18/43	700	798
Ecopetrol SA	5.875%	5/28/45	1,075	1,049
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	205
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	50
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,055
European Bank for Reconstruction &
Development	0.875%	7/22/19	2,500	2,465
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	501
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,641
European Bank for Reconstruction &
Development	2.000%	2/1/21	1,200	1,203
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,192

	European Bank for Reconstruction &
	Development	1.875%	2/23/22	1,300	1,290
	European Investment Bank	1.625%	12/18/18	3,200	3,204
	European Investment Bank	1.875%	3/15/19	4,400	4,416
	European Investment Bank	1.750%	6/17/19	4,675	4,686
	European Investment Bank	1.125%	8/15/19	3,180	3,152
	European Investment Bank	1.625%	3/16/20	4,100	4,089
	European Investment Bank	1.750%	5/15/20	4,500	4,499
	European Investment Bank	1.375%	6/15/20	3,100	3,069
	European Investment Bank	1.625%	8/14/20	3,600	3,581
	European Investment Bank	2.875%	9/15/20	5,000	5,149
	European Investment Bank	1.625%	12/15/20	2,500	2,481
	European Investment Bank	4.000%	2/16/21	4,000	4,274
	European Investment Bank	2.000%	3/15/21	3,000	3,011
	European Investment Bank	2.500%	4/15/21	3,650	3,721
	European Investment Bank	1.375%	9/15/21	300	293
	European Investment Bank	2.125%	10/15/21	350	352
	European Investment Bank	2.250%	3/15/22	2,800	2,823
	European Investment Bank	2.375%	6/15/22	4,800	4,864
	European Investment Bank	2.250%	8/15/22	1,000	1,006
	European Investment Bank	3.250%	1/29/24	1,550	1,638
	European Investment Bank	1.875%	2/10/25	2,600	2,515
	European Investment Bank	2.125%	4/13/26	3,000	2,931
	European Investment Bank	2.375%	5/24/27	800	793
	European Investment Bank	4.875%	2/15/36	1,200	1,557
	Export Development Canada	1.500%	10/3/18	1,375	1,372
	Export Development Canada	1.250%	2/4/19	800	797
12	Export Development Canada	1.500%	4/4/19	200	200
13	Export Development Canada	1.750%	8/19/19	200	200
	Export Development Canada	1.625%	1/17/20	1,500	1,497
	Export Development Canada	1.625%	6/1/20	250	249
	Export Development Canada	1.500%	5/26/21	1,625	1,600
	Export Development Canada	1.375%	10/21/21	2,800	2,731
	Export-Import Bank of Korea	1.750%	2/27/18	300	300
	Export-Import Bank of Korea	1.750%	5/26/19	1,000	992
	Export-Import Bank of Korea	2.375%	8/12/19	600	600
	Export-Import Bank of Korea	1.500%	10/21/19	800	787
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,039
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	990
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	963
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,495
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,606
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,209
	Export-Import Bank of Korea	3.250%	11/10/25	300	300
	Export-Import Bank of Korea	2.625%	5/26/26	600	571
	FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,600
	FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,074
14	FMS Wertmanagement AoeR	1.750%	1/24/20	2,200	2,202
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	750
	FMS Wertmanagement AoeR	2.000%	8/1/22	3,320	3,307
	Hydro-Quebec	8.400%	1/15/22	1,235	1,501
	Hydro-Quebec	8.050%	7/7/24	1,175	1,522
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,229
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	595
	Inter-American Development Bank	1.000%	5/13/19	2,800	2,775
	Inter-American Development Bank	3.875%	9/17/19	3,910	4,076
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,687

	Inter-American Development Bank	1.750%	10/15/19	2,200	2,205
	Inter-American Development Bank	3.875%	2/14/20	500	525
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,493
	Inter-American Development Bank	1.875%	6/16/20	1,000	1,004
	Inter-American Development Bank	2.125%	11/9/20	1,950	1,969
	Inter-American Development Bank	2.125%	1/18/22	3,000	3,014
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,454
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,244
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,712
	Inter-American Development Bank	7.000%	6/15/25	250	322
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,221
	Inter-American Development Bank	2.375%	7/7/27	800	793
	Inter-American Development Bank	3.875%	10/28/41	800	890
	Inter-American Development Bank	3.200%	8/7/42	50	50
	Inter-American Development Bank	4.375%	1/24/44	450	537
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	3,300	3,316
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	4,500	4,471
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	3,575	3,525
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,507
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	1,750	1,730
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	13,500	13,549
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	4,435	4,417
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,221
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	600	595
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	4,000	3,929
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,720
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	4,500	4,403
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	7,100	7,096
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	1,992
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	32
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,555
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	2,500	2,521
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	450	567
	International Finance Corp.	2.125%	11/17/17	950	951
	International Finance Corp.	1.750%	9/16/19	1,100	1,102
	International Finance Corp.	1.750%	3/30/20	2,000	2,000
	International Finance Corp.	1.625%	7/16/20	1,000	997
	International Finance Corp.	2.125%	4/7/26	2,405	2,347
15	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,996

15	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,002
15	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,606
15	Japan Bank for International Cooperation	1.750%	5/28/20	4,500	4,461
15	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,300
15	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,272
15	Japan Bank for International Cooperation	1.500%	7/21/21	2,200	2,142
15	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,878
15	Japan Bank for International Cooperation	2.500%	6/1/22	700	706
15	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,002
15	Japan Bank for International Cooperation	3.000%	5/29/24	650	666
15	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,316
15	Japan Bank for International Cooperation	1.875%	7/21/26	2,600	2,434
15	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,517
15	Japan International Cooperation Agency	2.750%	4/27/27	900	895
14	KFW	1.375%	12/14/18	1,525	1,521
14	KFW	1.875%	4/1/19	3,925	3,940
14	KFW	4.875%	6/17/19	4,775	5,031
14	KFW	1.000%	7/15/19	5,500	5,438
14	KFW	1.500%	9/9/19	2,700	2,693
14	KFW	1.750%	10/15/19	1,300	1,302
14	KFW	4.000%	1/27/20	150	158
14	KFW	1.750%	3/31/20	5,500	5,506
14	KFW	1.500%	4/20/20	3,550	3,528
14	KFW	1.625%	5/29/20	8,100	8,070
14	KFW	2.750%	9/8/20	3,000	3,082
14	KFW	2.750%	10/1/20	3,200	3,288
14	KFW	1.500%	6/15/21	7,100	6,993
14	KFW	2.375%	8/25/21	2,710	2,754
14	KFW	1.750%	9/15/21	1,220	1,211
14	KFW	2.625%	1/25/22	1,500	1,537
14	KFW	2.125%	3/7/22	7,150	7,162
14	KFW	2.125%	6/15/22	6,400	6,414
14	KFW	2.000%	10/4/22	1,575	1,567
14	KFW	2.125%	1/17/23	1,750	1,748
14	KFW	2.500%	11/20/24	3,800	3,839
14	KFW	2.000%	5/2/25	2,500	2,441
14	KFW	0.000%	4/18/36	500	286
	Korea Development Bank	4.625%	11/16/21	1,375	1,468
	Korea Development Bank	2.625%	2/27/22	1,300	1,288
	Korea Development Bank	3.000%	9/14/22	1,500	1,508
	Korea Development Bank	2.750%	3/19/23	600	593
	Korea Development Bank	3.750%	1/22/24	1,500	1,553
14	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
14	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	422
14	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	984
14	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,575	1,572
14	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,435
14	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	972
14	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	774
	Nexen Energy ULC	7.875%	3/15/32	100	142
	Nexen Energy ULC	5.875%	3/10/35	410	493
	Nexen Energy ULC	6.400%	5/15/37	800	1,026
	Nexen Energy ULC	7.500%	7/30/39	625	905
	Nordic Investment Bank	1.875%	6/14/19	850	854
	Nordic Investment Bank	1.500%	8/9/19	1,300	1,297
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,592
	Nordic Investment Bank	2.125%	2/1/22	500	502

	North American Development Bank	2.300%	10/10/18	325	326
	North American Development Bank	4.375%	2/11/20	650	682
	North American Development Bank	2.400%	10/26/22	350	349
16	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,189
16	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,386
16	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,975
16	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	798
16	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,012
7	Oriental Republic of Uruguay	4.500%	8/14/24	500	547
7	Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,158
7	Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,578
7	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,958
7	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,218
	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,299
	Petroleos Mexicanos	6.000%	3/5/20	450	483
	Petroleos Mexicanos	3.500%	7/23/20	500	511
	Petroleos Mexicanos	5.500%	1/21/21	1,730	1,847
	Petroleos Mexicanos	6.375%	2/4/21	6,429	7,016
	Petroleos Mexicanos	4.875%	1/24/22	6,525	6,810
	Petroleos Mexicanos	3.500%	1/30/23	950	935
	Petroleos Mexicanos	4.625%	9/21/23	1,621	1,670
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,815
7	Petroleos Mexicanos	2.290%	2/15/24	130	130
	Petroleos Mexicanos	2.378%	4/15/25	160	160
	Petroleos Mexicanos	4.500%	1/23/26	175	174
	Petroleos Mexicanos	6.875%	8/4/26	2,666	3,027
12	Petroleos Mexicanos	6.500%	3/13/27	3,650	4,028
12	Petroleos Mexicanos	6.500%	3/13/27	2,900	3,200
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,082
	Petroleos Mexicanos	6.625%	6/15/38	375	400
	Petroleos Mexicanos	6.500%	6/2/41	300	313
	Petroleos Mexicanos	5.500%	6/27/44	1,111	1,030
	Petroleos Mexicanos	6.375%	1/23/45	1,000	1,020
	Petroleos Mexicanos	5.625%	1/23/46	3,898	3,624
12	Petroleos Mexicanos	6.750%	9/21/47	3,000	3,172
	Petroleos Mexicanos	6.750%	9/21/47	4,754	5,027
17	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	140	212
	Province of Alberta	1.900%	12/6/19	1,500	1,495
	Province of Alberta	2.200%	7/26/22	2,000	1,986
	Province of British Columbia	2.650%	9/22/21	500	508
	Province of British Columbia	2.000%	10/23/22	300	296
	Province of British Columbia	2.250%	6/2/26	1,200	1,164
	Province of Manitoba	2.100%	9/6/22	300	296
	Province of Manitoba	3.050%	5/14/24	1,600	1,634
	Province of Manitoba	2.125%	6/22/26	850	803
	Province of Ontario	1.625%	1/18/19	4,000	3,981
	Province of Ontario	2.000%	1/30/19	2,875	2,874
	Province of Ontario	1.250%	6/17/19	800	790
	Province of Ontario	1.650%	9/27/19	1,925	1,909
	Province of Ontario	4.000%	10/7/19	850	882
	Province of Ontario	4.400%	4/14/20	975	1,028
	Province of Ontario	2.400%	2/8/22	700	702
	Province of Ontario	2.250%	5/18/22	4,100	4,092
	Province of Ontario	2.450%	6/29/22	100	100
	Province of Ontario	3.200%	5/16/24	1,000	1,037
	Province of Ontario	2.500%	4/27/26	1,000	983

Province of Quebec	3.500%	7/29/20	1,530	1,580
Province of Quebec	2.750%	8/25/21	1,375	1,393
Province of Quebec	2.375%	1/31/22	500	499
Province of Quebec	2.625%	2/13/23	2,050	2,073
Province of Quebec	7.125%	2/9/24	1,400	1,729
Province of Quebec	2.875%	10/16/24	700	718
Province of Quebec	2.500%	4/20/26	700	686
Province of Quebec	2.750%	4/12/27	3,250	3,222
Province of Quebec	7.500%	9/15/29	1,075	1,527
Republic of Chile	2.250%	10/30/22	150	149
Republic of Chile	3.125%	1/21/26	2,010	2,057
Republic of Chile	3.860%	6/21/47	2,175	2,209
Republic of Colombia	7.375%	3/18/19	825	890
Republic of Colombia	4.375%	7/12/21	2,130	2,263
7 Republic of Colombia	2.625%	3/15/23	1,125	1,105
Republic of Colombia	4.000%	2/26/24	4,980	5,197
Republic of Colombia	8.125%	5/21/24	400	513
7 Republic of Colombia	4.500%	1/28/26	500	534
7 Republic of Colombia	3.875%	4/25/27	1,275	1,292
Republic of Colombia	10.375%	1/28/33	500	776
Republic of Colombia	7.375%	9/18/37	1,000	1,318
Republic of Colombia	6.125%	1/18/41	1,275	1,498
7 Republic of Colombia	5.625%	2/26/44	533	596
7 Republic of Colombia	5.000%	6/15/45	4,729	4,871
Republic of Hungary	6.250%	1/29/20	1,300	1,417
Republic of Hungary	6.375%	3/29/21	11,650	13,135
Republic of Hungary	7.625%	3/29/41	550	854
Republic of Italy	6.875%	9/27/23	1,700	2,023
Republic of Italy	5.375%	6/15/33	1,400	1,619
Republic of Korea	7.125%	4/16/19	1,150	1,236
Republic of Korea	3.875%	9/11/23	850	902
Republic of Korea	2.750%	1/19/27	2,800	2,716
Republic of Panama	5.200%	1/30/20	2,045	2,194
7 Republic of Panama	4.000%	9/22/24	600	639
7 Republic of Panama	3.750%	3/16/25	1,450	1,515
Republic of Panama	7.125%	1/29/26	900	1,159
Republic of Panama	9.375%	4/1/29	1,050	1,583
7 Republic of Panama	6.700%	1/26/36	2,284	3,025
7 Republic of Panama	4.500%	5/15/47	1,700	1,793
7 Republic of Panama	4.300%	4/29/53	250	256
Republic of Peru	8.750%	11/21/33	4,635	7,329
7 Republic of Peru	6.550%	3/14/37	600	808
Republic of Peru	5.625%	11/18/50	1,275	1,606
Republic of Poland	6.375%	7/15/19	3,340	3,607
Republic of Poland	5.125%	4/21/21	2,725	2,987
Republic of Poland	5.000%	3/23/22	1,415	1,565
Republic of Poland	3.000%	3/17/23	2,000	2,047
Republic of Poland	4.000%	1/22/24	1,225	1,318
Republic of Poland	3.250%	4/6/26	150	154
Republic of the Philippines	8.375%	6/17/19	800	888
Republic of the Philippines	4.000%	1/15/21	3,475	3,688
Republic of the Philippines	4.200%	1/21/24	1,400	1,536
Republic of the Philippines	9.500%	10/21/24	550	793
Republic of the Philippines	10.625%	3/16/25	425	650
Republic of the Philippines	5.500%	3/30/26	1,500	1,789
Republic of the Philippines	9.500%	2/2/30	825	1,326
Republic of the Philippines	7.750%	1/14/31	775	1,129

Republic of the Philippines	6.375%	1/15/32	800	1,053
Republic of the Philippines	6.375%	10/23/34	2,175	2,925
Republic of the Philippines	5.000%	1/13/37	400	472
Republic of the Philippines	3.950%	1/20/40	500	518
Republic of the Philippines	3.700%	3/1/41	2,834	2,830
Republic of the Philippines	3.700%	2/2/42	850	853
State of Israel	5.125%	3/26/19	500	524
State of Israel	4.000%	6/30/22	900	964
State of Israel	3.150%	6/30/23	1,100	1,137
State of Israel	2.875%	3/16/26	1,500	1,509
State of Israel	4.500%	1/30/43	900	977
Statoil ASA	1.950%	11/8/18	200	200
Statoil ASA	5.250%	4/15/19	1,510	1,585
Statoil ASA	2.250%	11/8/19	1,000	1,007
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	2.750%	11/10/21	1,100	1,119
Statoil ASA	3.150%	1/23/22	125	129
Statoil ASA	2.450%	1/17/23	400	399
Statoil ASA	2.650%	1/15/24	4,300	4,267
Statoil ASA	3.250%	11/10/24	550	563
Statoil ASA	7.150%	1/15/29	250	330
Statoil ASA	5.100%	8/17/40	300	346
Statoil ASA	4.250%	11/23/41	325	344
Statoil ASA	3.950%	5/15/43	175	175
Statoil ASA	4.800%	11/8/43	600	682
Svensk Exportkredit AB	1.250%	4/12/19	1,000	994
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,554
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,384
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,099
Svensk Exportkredit AB	1.875%	6/23/20	600	601
Svensk Exportkredit AB	1.750%	3/10/21	800	795
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,760
United Mexican States	3.500%	1/21/21	290	304
United Mexican States	3.625%	3/15/22	8,955	9,394
United Mexican States	4.000%	10/2/23	4,824	5,097
United Mexican States	3.600%	1/30/25	2,425	2,481
United Mexican States	4.125%	1/21/26	800	842
United Mexican States	4.150%	3/28/27	2,100	2,207
United Mexican States	6.750%	9/27/34	1,309	1,711
United Mexican States	6.050%	1/11/40	2,420	2,905
United Mexican States	4.750%	3/8/44	3,992	4,113
United Mexican States	5.550%	1/21/45	300	343
United Mexican States	4.600%	1/23/46	600	607
United Mexican States	4.350%	1/15/47	1,650	1,602
United Mexican States	5.750%	10/12/10	4,292	4,584
Total Sovereign Bonds (Cost $673,943)				684,556
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	300	306
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	300	402
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	100	151
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	50	64

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	925	1,192
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	160	205
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	75	110
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	175	289
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	175	249
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	1,075	1,542
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	125	192
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	1,210	1,851
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	988
California GO	6.200%	10/1/19	1,600	1,738
California GO	5.700%	11/1/21	1,000	1,128
California GO	2.367%	4/1/22	600	605
California GO	7.500%	4/1/34	2,270	3,300
California GO	7.550%	4/1/39	2,005	3,083
California GO	7.300%	10/1/39	850	1,247
California GO	7.350%	11/1/39	1,325	1,946
California GO	7.625%	3/1/40	1,000	1,531
California GO	7.600%	11/1/40	350	547
California State University Systemwide
Revenue	3.899%	11/1/47	250	256
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	126
Chicago IL GO	7.045%	1/1/29	200	221
Chicago IL GO	7.375%	1/1/33	550	628
Chicago IL GO	7.781%	1/1/35	100	119
Chicago IL GO	6.314%	1/1/44	500	535
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	447
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	580
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	247
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	961
Chicago IL Water Revenue	6.742%	11/1/40	675	874
Clark County NV Airport System Revenue	6.881%	7/1/42	75	81
Clark County NV Airport System Revenue	6.820%	7/1/45	275	403
Connecticut GO	5.090%	10/1/30	575	624
Connecticut GO	5.850%	3/15/32	610	734
Cook County IL GO	6.229%	11/15/34	400	488

Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	125
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	267
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	89
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,120	1,487
Dallas TX Independent School District GO	6.450%	2/15/35	150	170
Dartmouth College New Hampshire GO	4.750%	6/1/19	15	16
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	925	1,024
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	251
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	502
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	1,900	1,937
George Washington University District of
Columbia GO	3.485%	9/15/22	500	523
George Washington University District of
Columbia GO	4.300%	9/15/44	400	423
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	610	769
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,150	1,435
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	186
Houston TX GO	6.290%	3/1/32	880	1,045
Illinois GO	5.877%	3/1/19	600	623
Illinois GO	4.950%	6/1/23	1,450	1,502
Illinois GO	5.100%	6/1/33	3,220	3,255
Illinois GO	6.630%	2/1/35	480	544
Illinois GO	6.725%	4/1/35	475	538
Illinois GO	7.350%	7/1/35	1,500	1,765
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	382
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	300	320
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	247
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	358
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	129
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	110
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	606
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	749
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,996
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	139
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	156
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	76
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	131

	Massachusetts GO	4.200%	12/1/21	1,375	1,453
	Massachusetts GO	5.456%	12/1/39	845	1,067
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	634
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	64
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	133
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	834
	Mississippi GO	5.245%	11/1/34	50	59
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	347
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	100	119
18	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,789
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	460	515
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	1,150	1,209
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	450	574
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	565
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,492
	New York City NY GO	6.246%	6/1/35	100	111
	New York City NY GO	5.517%	10/1/37	400	502
	New York City NY GO	6.271%	12/1/37	700	948
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	100	133
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	500	542
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	100	136
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	75	102
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	100	129
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	1,510	2,068
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	371
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	188

	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	785
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,864
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	127
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	120
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	300	366
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	471
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,037
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	210
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	102
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	665	722
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	116
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	288
	Oregon GO	5.762%	6/1/23	453	506
	Oregon GO	5.892%	6/1/27	375	457
19	Oregon School Boards Association GO	5.528%	6/30/28	125	146
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	274
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	484
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	161
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,031
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,188
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	411
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	535	643
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,075	1,201
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	450	528
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	275	340
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	400	381
	Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,433
	Princeton University New Jersey GO	5.700%	3/1/39	800	1,067
	Regents of the University of California
	Revenue	3.063%	7/1/25	400	410
	Regional Transportation District of
	Colorado Sales Tax Revenue	5.844%	11/1/50	150	201

	Rutgers State University New Jersey
	Revenue	5.665%	5/1/40	325	391
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	375	447
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	225	301
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	500	651
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	450	506
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	1,000	1,385
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	500	739
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	645	791
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	250	234
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	475	610
	Texas GO	5.517%	4/1/39	660	851
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	275	326
	Texas Transportation Commission
	Revenue	4.631%	4/1/33	300	339
	Texas Transportation Commission
	Revenue	4.681%	4/1/40	100	117
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	1,550	2,138
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	125	173
	University of California Revenue	4.601%	5/15/31	500	556
	University of California Revenue	6.270%	5/15/31	500	532
	University of California Revenue	5.770%	5/15/43	410	525
	University of California Revenue	5.946%	5/15/45	275	355
	University of California Revenue	4.858%	5/15/12	330	357
	University of California Revenue	4.767%	5/15/15	50	52
	University of Southern California GO	5.250%	10/1/11	275	336
	University of Texas Revenue	3.354%	8/15/47	200	195
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	75	81
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	150	181
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	100	117
	University of Virginia Revenue	4.179%	9/1/17	250	250
	Utah GO	4.554%	7/1/24	125	137
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	480	592
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,028
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	302
19	Wisconsin GO	5.700%	5/1/26	325	375
Total Taxable Municipal Bonds (Cost $93,260)					104,104

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
20,21 Vanguard Market Liquidity Fund		1.223%		6,594,078	702,997
					702,997
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
22	United States Cash Management Bill	1.028%	1/2/18	5,000	4,987
	United States Treasury Bill	0.980%	10/5/17	4,000	4,000
	United States Treasury Bill	1.033%	11/2/17	400	400
22	United States Treasury Bill	1.044%–1.052%	11/24/17	1,000	998
22	United States Treasury Bill	1.087%	3/1/18	1,000	995
22	United States Treasury Bill	1.169%	3/22/18	4,000	3,978
					15,358
Total Temporary Cash Investments (Cost $718,276)					718,355
Total Investments (101.5%) (Cost $24,224,063)					35,841,114
Other Assets and Liabilities-Net (-1.5%)					(527,663)
Net Assets (100%)					35,313,451

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$42,302,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.5% and 1.7%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $143,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
5 U.S. government-guaranteed.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2017.
9 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
10 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $102,253,000, representing 0.3% of net assets.
13 Guaranteed by the Government of Canada.
14 Guaranteed by the Federal Republic of Germany.
15 Guaranteed by the Government of Japan.
16 Guaranteed by the Republic of Austria.
17 Guaranteed by the Republic of the Philippines.
18 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

19 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal
Corporation).
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
21 Includes $44,880,000 of collateral received for securities on loan.
22 Securities with a value of $9,408,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	713	89,699	310
E-mini Russell 2000 Index	December 2017	170	12,690	808
E-mini S&P Mid-Cap 400 Index	December 2017	50	8,979	388
				1,506

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on

Balanced Index Fund

its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2017, counterparties had deposited in segregated accounts securities with a value of $45,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Balanced Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,268,076	—	790
U.S. Government and Agency Obligations	—	8,831,316	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	342,420	270
Corporate Bonds	—	3,891,227	—
Sovereign Bonds	—	684,556	—
Taxable Municipal Bonds	—	104,104	—
Temporary Cash Investments	702,997	15,358	—
Futures Contracts—Assets[1]	801	—	—
Total	21,971,874	13,868,981	1,060
1 Represents variation margin on the last day of the reporting period.

F. At September 30, 2017, the cost of investment securities for tax purposes was $24,224,332,000. Net unrealized appreciation of investment securities for tax purposes was $11,616,782,000, consisting of unrealized gains of $11,738,120,000 on securities that had risen in value since their purchase and $121,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (95.1%)
U.S. Stock Funds (25.4%)
Vanguard Total Stock Market Index Fund Investor Shares	6,454,165	406,806
Vanguard Value Index Fund Investor Shares	2,632,901	102,578
		509,384
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	11,275,192	150,073

International Stock Funds (25.0%)
Vanguard Total International Stock Index Fund Investor Shares	22,861,101	401,669
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,616,183	99,409
		501,078
U.S. Bond Fund (12.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	22,888,316	246,049

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	10,833,967	117,982

Alternative Funds (19.1%)
Vanguard Alternative Strategies Fund Investor Shares	12,123,163	246,343
Vanguard Market Neutral Fund Investor Shares	11,613,159	137,035
		383,378
Total Investment Companies (Cost $1,564,873)		1,907,944
Temporary Cash Investments (5.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.223%	4	—

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (5.0%)
2,3 Fannie Mae Discount Notes	1.051%	10/2/17	4,000	4,000
2,3 Fannie Mae Discount Notes	1.001%–1.021%	10/4/17	6,170	6,170
2,3 Fannie Mae Discount Notes	1.001%–1.02%	10/11/17	5,405	5,404
2,3 Fannie Mae Discount Notes	1.012%	10/18/17	3,000	2,999
2,3 Fannie Mae Discount Notes	1.008%	10/25/17	3,500	3,498
2,3 Fannie Mae Discount Notes	1.052%	11/8/17	3,976	3,972
2,3 Fannie Mae Discount Notes	1.042%	11/15/17	21	21
2,3 Fannie Mae Discount Notes	1.023%	11/22/17	2,306	2,303
2,3 Fannie Mae Discount Notes	1.073%	12/13/17	769	767
2,4 Federal Home Loan Bank Discount Notes	1.052%	10/6/17	2,900	2,900
2,4 Federal Home Loan Bank Discount Notes	1.058%	10/13/17	1,880	1,879
2,4 Federal Home Loan Bank Discount Notes	1.113%	10/17/17	753	753
2,4 Federal Home Loan Bank Discount Notes	1.032%	10/20/17	1,000	999
2,4 Federal Home Loan Bank Discount Notes	1.032%–1.052%	10/23/17	4,200	4,198
2,4 Federal Home Loan Bank Discount Notes	1.032%–1.042%	10/31/17	5,750	5,745
2,4 Federal Home Loan Bank Discount Notes	1.073%	11/1/17	2,200	2,198
2,4 Federal Home Loan Bank Discount Notes	1.080%	11/13/17	2,200	2,197
2,4 Federal Home Loan Bank Discount Notes	1.094%	11/27/17	1,000	998

2,4 Federal Home Loan Bank Discount Notes		1.062%–1.083%	11/29/17	5,606	5,597
2,4 Federal Home Loan Bank Discount Notes		1.083%	12/6/17	1,700	1,697
2,3 Freddie Mac Discount Notes		1.022%	10/12/17	3,560	3,559
2,3 Freddie Mac Discount Notes		1.002%	10/20/17	6,214	6,211
2,3 Freddie Mac Discount Notes		1.002%	10/26/17	3,264	3,262
2,3 Freddie Mac Discount Notes		1.032%	11/2/17	6,250	6,245
2,3 Freddie Mac Discount Notes		1.083%	12/1/17	4,290	4,283
2,3 Freddie Mac Discount Notes		1.093%	12/11/17	502	501
2,3 Freddie Mac Discount Notes		1.093%	12/18/17	2,000	1,996
2	United States Treasury Bill	1.033%–1.043%	11/9/17	6,500	6,493
2	United States Treasury Bill	1.031%–1.041%	11/16/17	6,500	6,492
2	United States Treasury Bill	1.041%	11/24/17	3,745	3,740
					101,077
Total Temporary Cash Investments (Cost $101,069)					101,077
Total Investments (100.1%) (Cost $1,665,942)					2,009,021
Other Assets and Liabilities-Net (-0.1%)					(1,134)
Net Assets (100%)					2,007,887

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout
Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

Derivative Financial Instruments Outstanding as of Period End

Swap Contracts
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/17	CSI	101,045	(1.280%)	—
CSI—Credit Suisse International.

At September 30, 2017, a counterparty had deposited in a segregated account cash of $195,000 in connection with open swap contracts.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2017, the fund held $101,042,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the

Managed Payout Fund

subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,907,944	—	—
Temporary Cash Investments	—	101,077	—
Total	1,907,944	101,077	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the

Managed Payout Fund

net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At September 30, 2017, the cost of investment securities for tax purposes was $1,665,942,000. Net unrealized appreciation of investment securities for tax purposes was $343,079,000, consisting of unrealized gains of $343,680,000 on securities that had risen in value since their purchase and $601,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					Sept. 30,
	2016		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund
	212,850	33,179	—	—	314	—	1,112	246,343
Vanguard Emerging
Markets Stock Index
Fund	81,917	7,216	7,497	196	17,577	1,810	—	99,409
Vanguard Global
Minimum Volatility Fund	126,991	8,215	—	—	14,867	—	—	150,073
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	3	—	—
Vanguard Market
Neutral Fund	122,038	21,069	—	—	(6,072)	4	—	137,035
Vanguard Total Bond
Market II Index Fund	207,076	75,740	39,710	(17)	2,960	4,120	—	246,049
Vanguard Total
International Bond Index
Fund	98,889	18,554	—	—	539	833	—	117,982
Vanguard Total
International Stock
Index Fund	336,871	25,749	26,010	320	64,739	7,224	—	401,669
Vanguard Total Stock
Market Index Fund	339,654	36,848	13,306	334	43,276	4,780	—	406,806

Managed Payout Fund

Vanguard Value Index
Fund	86,741	9,228	300	—	6,909	1,672	—	102,578
Total
	1,613,027	235,798	86,823	833	145,109	20,446	1,112	1,907,944

1 Not applicable— purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.